UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Variable Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 - June 30, 2025

Item 1.	Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Banking Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Banking Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$93	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 7.30%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 9.23% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, asset management & custody banks, and consumer finance. No industry detracted from performance. The holdings that contributed the most to performance were Nu Holdings Limited/Cayman Islands—Class A, JP Morgan Chase & Co, and Citigroup, Inc. Those that detracted the most were First Citizens BancShares, Inc.—Class A, Grupo Financiero Galicia SA Sponsored ADR—Class B, and U.S. Bancorp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Banking Fund	7.30%	28.79%	15.04%	6.44%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Financials Index	9.23%	29.45%	19.99%	12.46%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$6,452,224
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	36%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Banking Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.1%
JPMorgan Chase & Co.	4.1%
Capital One Financial Corp.	4.1%
Bank of America Corp.	4.0%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Bank of New York Mellon Corp.	2.9%
Truist Financial Corp.	2.8%
Top 10 Total	35.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010427-063025

Guggenheim Investments	2

Basic Materials

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$94	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 10.01%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, steel, and fertilizers & agricultural chemicals. Those that detracted the most were specialty chemicals, commodity chemicals, and paper & plastic packaging products & materials. The holdings that contributed the most to performance were Newmont Corp., Linde plc, and Anglogold Ashanti plc. Those that detracted the most were Dow, Inc., LyondellBasell Industries N.V. - Class A, and Albemarle Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Basic Materials Fund	10.01%	7.25%	11.38%	7.64%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Materials Index	6.03%	1.86%	11.56%	8.45%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$5,513,640
Total Number of Portfolio Holdings	99
Portfolio Turnover Rate	40%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Basic Materials | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Linde plc	4.5%
Sherwin-Williams Co.	2.7%
Ecolab, Inc.	2.5%
Newmont Corp.	2.5%
Freeport-McMoRan, Inc.	2.5%
Air Products and Chemicals, Inc.	2.4%
CRH plc	2.4%
Corteva, Inc.	2.2%
Vulcan Materials Co.	1.8%
Martin Marietta Materials, Inc.	1.7%
Top 10 Total	25.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010428-063025

Guggenheim Investments	2

Biotechnology Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -1.71%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -1.11% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were pharmaceuticals, fertilizers & agricultural chemicals, and health care services. Those that detracted the most were biotechnology and life sciences tools & services. The holdings that contributed the most to performance were Corteva, Inc., Gilead Sciences, Inc., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Regeneron Pharmaceuticals, Inc., and Vaxcyte, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Biotechnology Fund	-1.71%	-5.52%	-0.01%	1.28%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Health Care Index	-1.11%	-5.90%	7.93%	8.03%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$8,996,675
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	528%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Biotechnology Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
AbbVie, Inc.	6.8%
Amgen, Inc.	4.5%
Gilead Sciences, Inc.	4.5%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.5%
Corteva, Inc.	3.4%
Alnylam Pharmaceuticals, Inc.	3.2%
Natera, Inc.	2.3%
AstraZeneca plc ADR	2.1%
Insmed, Inc.	2.1%
Top 10 Total	36.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010380-063025

Guggenheim Investments	2

Consumer Products Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$90	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 2.72%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 6.40% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, soft drinks & non-alcoholic beverages, and food retail. Those that detracted the most were packaged foods & meats, distillers & vintners, and household products. The holdings that contributed the most to performance were Phillip Morris International, Inc., Coca-Cola Co., and Celsius Holdings, Inc. Those that detracted the most were PepsiCo, Inc., Freshpet, Inc., and Constellation Brands, Inc.—Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Consumer Products Fund	2.72%	4.62%	5.72%	4.91%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Consumer Staples Index	6.40%	12.16%	11.20%	9.19%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$5,687,063
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	24%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Consumer Products Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Procter & Gamble Co.	6.3%
Philip Morris International, Inc.	5.5%
Coca-Cola Co.	5.1%
PepsiCo, Inc.	4.3%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.9%
Kroger Co.	2.4%
Keurig Dr Pepper, Inc.	2.3%
Monster Beverage Corp.	2.2%
Top 10 Total	37.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010381-063025

Guggenheim Investments	2

Electronics Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Electronics Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$93	1.79%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 9.74%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 8.05% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industries detracted from performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and KLA Corp. Those that detracted the most were Marvell Technology, Inc., Enphase Energy, Inc. and Teradyne, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Electronics Fund	9.74%	-0.82%	21.40%	20.22%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Information Technology Index	8.05%	15.10%	23.02%	23.21%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$12,776,636
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	17%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Electronics Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	17.3%
Broadcom, Inc.	10.1%
Advanced Micro Devices, Inc.	4.5%
Texas Instruments, Inc.	3.8%
QUALCOMM, Inc.	3.6%
Applied Materials, Inc.	3.4%
Micron Technology, Inc.	3.3%
Lam Research Corp.	3.1%
KLA Corp.	3.0%
Analog Devices, Inc.	3.0%
Top 10 Total	55.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010382-063025

Guggenheim Investments	2

Energy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Energy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$89	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -1.60%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 0.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas refining and marketing, coal & consumable fuels, and oil & gas storage and transportation. Those that detracted the most were oil & gas equipment & services, oil & gas drilling, and oil & gas exploration & production. The holdings that contributed the most to performance were EQT Corp., Cameco Corp., and SolarEdge Technologies, Inc. Those that detracted the most were Enphase Energy, Inc., ONEOK, Inc., and New Fortress Energy Inc.—Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Energy Fund	-1.60%	-7.56%	19.47%	0.34%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Energy Index	0.77%	-3.96%	22.54%	5.49%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$10,239,991
Total Number of Portfolio Holdings	88
Portfolio Turnover Rate	415%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Energy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Exxon Mobil Corp.	6.9%
Chevron Corp.	4.9%
ConocoPhillips	3.3%
Williams Companies, Inc.	2.9%
EOG Resources, Inc.	2.6%
Kinder Morgan, Inc.	2.5%
Cheniere Energy, Inc.	2.4%
Marathon Petroleum Corp.	2.3%
ONEOK, Inc.	2.3%
Phillips 66	2.2%
Top 10 Total	32.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010383-063025

Guggenheim Investments	2

Energy Services Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Energy Services Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$81	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -18.50%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 0.77% for the same period.

What factors materially affected the fund's performance over the last six months?

No industry contributed to positive performance. The industries that detracted from performance were oil & gas drilling, and oil & gas equipment and services. The holdings that contributed the most to performance were TechnipFMC plc, Solaris Energy Infrastructure, Inc.—Class A, and Valaris Ltd. Those that detracted the most were Helmerich & Payne, Inc., SLB (formerly Schlumberger, Ltd.), and Halliburton Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Energy Services Fund	-18.50%	-28.25%	11.49%	-10.71%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Energy Index	0.77%	-3.96%	22.54%	5.49%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$2,989,824
Total Number of Portfolio Holdings	35
Portfolio Turnover Rate	1,273%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Energy Services Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Schlumberger N.V.	12.6%
Baker Hughes Co.	11.7%
Halliburton Co.	7.3%
TechnipFMC plc	4.1%
ChampionX Corp.	4.0%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Weatherford International plc	3.5%
Cactus, Inc. — Class A	3.4%
Noble Corporation plc	3.3%
Top 10 Total	57.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010384-063025

Guggenheim Investments	2

Financial Services Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Financial Services Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$93	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 7.72%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 9.23% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were investment banking & brokerage, diversified banks, and financial exchanges & data. Those that detracted the most were data center REITs, multi-family residential REITs, and industrial REITs. The holdings that contributed the most to performance were Robinhood Markets, Inc.— Class A, JPMorgan Chase & Co., StoneCo, Ltd.—Class A. Those that detracted the most were Fiserv, Inc., Global Payments, Inc., and Blackstone, Inc.— Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Financial Services Fund	7.72%	25.35%	15.38%	9.23%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Financials Index	9.23%	29.45%	19.99%	12.46%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$11,339,481
Total Number of Portfolio Holdings	160
Portfolio Turnover Rate	50%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Financial Services Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.7%
Goldman Sachs Group, Inc.	1.6%
Blackstone, Inc. — Class A	1.4%
Morgan Stanley	1.3%
S&P Global, Inc.	1.3%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010385-063025

Guggenheim Investments	2

Health Care Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Health Care Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$89	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -0.11%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -1.11% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were health care equipment, health care services, and health care distributors. Those that detracted the most were life sciences tools & services, managed health care, and biotechnology. The holdings that contributed the most to performance were CVS Health Corp., Abbott Laboratories, and Boston Scientific Corp. Those that detracted the most were UnitedHealth Group, Inc., Sarepta Therapeutics, Inc. and Thermo Fisher Scientific, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Health Care Fund	-0.11%	-3.93%	5.03%	5.06%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Health Care Index	-1.11%	-5.90%	7.93%	8.03%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$9,027,393
Total Number of Portfolio Holdings	128
Portfolio Turnover Rate	43%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Health Care Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Eli Lilly & Co.	3.9%
Johnson & Johnson	2.9%
AbbVie, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.4%
Intuitive Surgical, Inc.	2.2%
Merck & Company, Inc.	2.1%
Boston Scientific Corp.	2.1%
Thermo Fisher Scientific, Inc.	1.9%
Stryker Corp.	1.9%
Top 10 Total	24.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010386-063025

Guggenheim Investments	2

Internet Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Internet Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$94	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 11.54%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 8.05% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were movies & entertainment, interactive home entertainment and internet services & infrastructure. Those that detracted the most were application software, transaction & payment processing, and human resources & employment services. The holdings that contributed the most to performance were Netflix, Inc., Uber Technologies, Inc., and Meta Platforms, Inc.—Class A. Those that detracted the most were Salesforce, Inc., Alphabet, Inc.—Class A, and Adobe, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Internet Fund	11.54%	29.18%	6.75%	11.59%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Information Technology Index	8.05%	15.10%	23.02%	23.21%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$5,640,733
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	50%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Internet Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Meta Platforms, Inc. — Class A	5.5%
Amazon.com, Inc.	5.3%
Alphabet, Inc. — Class A	5.3%
Netflix, Inc.	5.2%
Cisco Systems, Inc.	3.3%
Salesforce, Inc.	3.3%
Uber Technologies, Inc.	3.0%
Adobe, Inc.	2.5%
DoorDash, Inc. — Class A	2.1%
Arista Networks, Inc.	2.1%
Top 10 Total	37.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010387-063025

Guggenheim Investments	2

Leisure Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Leisure Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$94	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 11.07%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned -3.87% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were movies & entertainment, tobacco, and interactive home entertainment. Those that detracted the most were hotels resorts & cruise lines, distillers & vintners, and casinos & gaming. The holdings that contributed the most to performance were Netflix, Inc, Philip Morris International, Inc., Roblox Corp—Class A. Those that detracted the most were Constellation Brands, Inc.—Class A, Trip.com Group Ltd. ADR, and Starbucks Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Leisure Fund	11.07%	26.27%	10.00%	7.10%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Consumer Discretionary Index	-3.87%	18.40%	11.65%	12.43%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$6,517,889
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	154%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Leisure Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Netflix, Inc.	5.8%
Philip Morris International, Inc.	4.0%
Walt Disney Co.	3.6%
McDonald's Corp.	3.3%
Comcast Corp. — Class A	2.7%
DoorDash, Inc. — Class A	2.4%
Starbucks Corp.	2.3%
Altria Group, Inc.	2.3%
Royal Caribbean Cruises Ltd.	2.2%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Top 10 Total	30.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010388-063025

Guggenheim Investments	2

Precious Metals Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$105	1.70%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 48.39%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and precious metals. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnicio Eagle Mines Ltd., and Anglogold Ashanti plc. No holdings detracted from performance.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Precious Metals Fund	48.39%	46.75%	8.40%	11.87%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Materials Index	6.03%	1.86%	11.56%	8.45%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$25,956,305
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	117%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Precious Metals Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Newmont Corp.	8.7%
Freeport-McMoRan, Inc.	8.6%
Agnico Eagle Mines Ltd.	8.1%
Wheaton Precious Metals Corp.	6.8%
Barrick Mining Corp.	6.3%
Kinross Gold Corp.	4.3%
Franco-Nevada Corp.	4.2%
Gold Fields Ltd. ADR	4.0%
Anglogold Ashanti plc	4.0%
Alamos Gold, Inc. — Class A	3.5%
Top 10 Total	58.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010412-063025

Guggenheim Investments	2

Real Estate Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Real Estate Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$89	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -0.45%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned -0.09% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were telecom tower REITs, health care REITs, and other specialized REITs. Those that detracted the most were hotel & resort REITs, retail REITS, and office REITs. The holdings that contributed the most to performance were Welltower, Inc., American Tower Corp.— Class A, and Crown Castle, Inc. Those that detracted the most were Equinix, Inc., Alexandria Real Estate Equities, Inc., and Americold Realty Trust, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Real Estate Fund	-0.45%	8.00%	5.38%	4.00%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
MSCI U.S. REIT Index	-0.09%	8.92%	8.63%	6.33%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$3,654,812
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	144%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Real Estate Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
American Tower Corp. — Class A	3.4%
Welltower, Inc.	3.4%
Prologis, Inc.	3.3%
Digital Realty Trust, Inc.	2.6%
Realty Income Corp.	2.4%
Simon Property Group, Inc.	2.4%
Equinix, Inc.	2.3%
Public Storage	2.3%
Crown Castle, Inc.	2.3%
CBRE Group, Inc. — Class A	2.2%
Top 10 Total	26.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010395-063025

Guggenheim Investments	2

Retailing Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Retailing Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$91	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 3.65%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned -3.87% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automotive retail, broadline retail, and consumer staples merchandise retail. Those that detracted the most were apparel retail, home improvement retail, and computer & electronics retail. The holdings that contributed the most to performance were Carvana Co., MercadoLibre, Inc., and Alibaba Group Holding Ltd. ADR. Those that detracted the most were Target Corp., Global-e Online Ltd., and Abercrombie & Fitch Co.—Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Retailing Fund	3.65%	12.44%	8.76%	7.87%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Consumer Discretionary Index	-3.87%	18.40%	11.65%	12.43%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$2,242,079
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	142%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Retailing Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Amazon.com, Inc.	10.1%
Walmart, Inc.	4.6%
Costco Wholesale Corp.	4.5%
TJX Companies, Inc.	4.2%
Home Depot, Inc.	4.1%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.1%
Carvana Co.	3.1%
Coupang, Inc.	2.6%
PDD Holdings, Inc.ADR	2.6%
Top 10 Total	42.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010389-063025

Guggenheim Investments	2

Technology Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Technology Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$94	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 10.26%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 8.05% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were systems software, semiconductors, and application software. Those that detracted the most were technology hardware storage & peripherals, and electronic equipment & instruments. The holdings that contributed the most to performance were Palantir Technologies, Inc.—Class A, Microsoft Corp., and NVIDIA Corp. Those that detracted the most were Apple, Inc., Alphabet, Inc.—Class A, and Marvell Technology, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Technology Fund	10.26%	16.76%	15.58%	16.71%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Information Technology Index	8.05%	15.10%	23.02%	23.21%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$29,999,078
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	140%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Technology Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	5.7%
Microsoft Corp.	5.5%
Apple, Inc.	5.0%
Alphabet, Inc. — Class A	4.1%
Meta Platforms, Inc. — Class A	4.0%
Broadcom, Inc.	3.3%
Oracle Corp.	1.7%
International Business Machines Corp.	1.5%
Advanced Micro Devices, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Top 10 Total	33.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010391-063025

Guggenheim Investments	2

Telecommunications Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$94	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 10.77%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 17.87% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and wireless telecommunication services. No industries detracted from performance. The holdings that contributed the most to performance were AT&T, Inc., Liberty Broadband Corp.—Class C, and AST SpaceMobile, Inc. Those that detracted the most were Liberty Global Ltd.—Class A, Lumen Technologies, Inc., and Motorola Solutions, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Telecommunications Fund	10.77%	31.02%	4.28%	4.16%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Telecommunication Services Index	17.87%	33.88%	7.58%	6.16%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$5,434,626
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	489%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Telecommunications Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Cisco Systems, Inc.	8.1%
AT&T, Inc.	7.3%
Verizon Communications, Inc.	6.5%
Comcast Corp. — Class A	5.8%
T-Mobile US, Inc.	5.3%
Arista Networks, Inc.	5.0%
Charter Communications, Inc. — Class A	4.2%
Motorola Solutions, Inc.	3.9%
Roku, Inc.	2.8%
Juniper Networks, Inc.	2.7%
Top 10 Total	51.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010392-063025

Guggenheim Investments	2

Transportation Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Transportation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -3.77%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 12.72% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were passenger ground transportation, rail transportation, and automotive parts & equipment. Those that detracted the most were automobile manufacturers, air freight & logistics, and cargo transportation. The holdings that contributed the most to performance were Uber Technologies, Inc., Avis Budget Group, Inc, and Ryanair Holdings plc ADR. Those that detracted the most were Tesla, Inc, United Parcel Service, Inc. — Class B, and FedEx Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Transportation Fund	-3.77%	6.29%	8.14%	5.68%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Industrials Index	12.72%	22.89%	18.43%	12.43%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$3,357,350
Total Number of Portfolio Holdings	76
Portfolio Turnover Rate	23%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Transportation Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Tesla, Inc.	10.9%
Uber Technologies, Inc.	5.4%
Union Pacific Corp.	4.3%
United Parcel Service, Inc. — Class B	3.4%
CSX Corp.	2.9%
Norfolk Southern Corp.	2.8%
FedEx Corp.	2.6%
General Motors Co.	2.5%
Ford Motor Co.	2.5%
Delta Air Lines, Inc.	2.1%
Top 10 Total	39.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010393-063025

Guggenheim Investments	2

Utilities Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Utilities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$94	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 10.09%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 9.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, multi utilities, and independent power producers & energy traders. No industries detracted from performance. The holdings that contributed the most to performance were Constellation Energy Corp., NRG Energy, Inc., and Vistra Corp. Those that detracted the most were PG&E Corp., Edison International, and Sempra.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Utilities Fund	10.09%	23.16%	9.46%	8.31%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Utilities Index	9.41%	23.40%	11.14%	10.66%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$11,199,910
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	192%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Utilities Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NextEra Energy, Inc.	4.9%
Constellation Energy Corp.	4.4%
Southern Co.	4.3%
Duke Energy Corp.	4.1%
Vistra Corp.	3.6%
American Electric Power Company, Inc.	3.2%
Sempra	3.0%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	2.8%
Exelon Corp.	2.8%
Top 10 Total	36.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010394-063025

Guggenheim Investments	2

Dow 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$94	1.87%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 3.18%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 4.55% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and International Business Machines Corp. Those that detracted the most were UnitedHealth Group., Inc., Salesforce, Inc., and Apple, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Dow 2x Strategy Fund	3.18%	18.43%	19.35%	16.16%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average	4.55%	14.72%	13.52%	12.06%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$8,356,478
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	600%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Dow 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Goldman Sachs Group, Inc.	6.6%
Microsoft Corp.	4.6%
Caterpillar, Inc.	3.6%
Home Depot, Inc.	3.4%
Visa, Inc. — Class A	3.3%
Sherwin-Williams Co.	3.2%
American Express Co.	3.0%
UnitedHealth Group, Inc.	2.9%
International Business Machines Corp.	2.8%
McDonald's Corp.	2.7%
Top 10 Total	36.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010422-063025

Guggenheim Investments	2

Inverse Dow 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.84%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -7.98%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 4.55% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and International Business Machines Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Apple, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Inverse Dow 2x Strategy Fund	-7.98%	-19.73%	-22.11%	-24.32%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average	4.55%	14.72%	13.52%	12.06%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$780,387
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Dow 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010424-063025

Guggenheim Investments	2

Mid-Cap 1.5x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.79%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -2.99%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 0.20% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, consumer staples, and financials. The sectors that detracted the most were health care, consumer discretionary, and information technology. The holdings that contributed the most to the return of the underlying index were Curtiss-Wright Corp, Carpenter Technology Corp, and ATI, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Illumina, Inc., and Avantor, Inc. The fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Mid-Cap 1.5x Strategy Fund	-2.99%	4.83%	15.15%	9.09%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P MidCap 400 Index	0.20%	7.53%	13.44%	9.25%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$3,403,459
Total Number of Portfolio Holdings	412
Portfolio Turnover Rate	12%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Mid-Cap 1.5x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	4.7%
Guggenheim Strategy Fund II	2.4%
Interactive Brokers Group, Inc. — Class A	0.6%
EMCOR Group, Inc.	0.6%
Guidewire Software, Inc.	0.5%
RB Global, Inc.	0.5%
Flex Ltd.	0.5%
Casey's General Stores, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
Curtiss-Wright Corp.	0.4%
Top 10 Total	11.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010396-063025

Guggenheim Investments	2

Inverse Mid-Cap Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$91	1.84%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 0.17%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 0.20% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, consumer staples, and financials. The sectors that detracted the most were health care, consumer discretionary, and information technology. The holdings that contributed the most to the return of the underlying index were Curtiss-Wright Corp, Carpenter Technology Corp, and ATI, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Illumina, Inc., and Avantor, Inc. The fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Inverse Mid-Cap Strategy Fund	0.17%	-4.09%	-11.69%	-10.07%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P MidCap 400 Index	0.20%	7.53%	13.44%	9.25%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$135,660
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Mid-Cap Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	18.2%
Guggenheim Strategy Fund II	15.1%
Total	33.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010414-063025

Guggenheim Investments	2

NASDAQ-100® Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the NASDAQ-100® Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.72%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 7.51%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 8.35% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and utilities. Those that detracted the most were consumer discretionary, energy, and financials. The holdings that contributed the most to the return of the underlying index were Microsoft Corp., NVIDIA Corp., and Netflix, Inc. Those that detracted the most were Apple, Inc., Tesla, Inc. and PepsiCo, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
NASDAQ-100® Fund	7.51%	14.27%	16.42%	16.91%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
NASDAQ-100 Index	8.35%	16.10%	18.36%	18.97%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$129,330,613
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	73%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

NASDAQ-100® Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	7.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.1%
Microsoft Corp.	6.9%
Guggenheim Strategy Fund II	6.7%
Apple, Inc.	5.7%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	4.0%
Meta Platforms, Inc. — Class A	3.0%
Netflix, Inc.	2.6%
Tesla, Inc.	2.1%
Top 10 Total	49.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010425-063025

Guggenheim Investments	2

NASDAQ-100® 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$98	1.90%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 8.50%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 8.35% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and utilities. Those that detracted the most were consumer discretionary, energy, and financials. The holdings that contributed the most to the return of the underlying index were Microsoft Corp., NVIDIA Corp., and Netflix, Inc. Those that detracted the most were Apple, Inc., Tesla, Inc. and PepsiCo, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
NASDAQ-100® 2x Strategy Fund	8.50%	17.31%	25.38%	28.35%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
NASDAQ-100 Index	8.35%	16.10%	18.36%	18.97%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$142,037,041
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	370%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

NASDAQ-100® 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	7.8%
Microsoft Corp.	7.5%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	3.2%
Netflix, Inc.	2.8%
Tesla, Inc.	2.3%
Costco Wholesale Corp.	2.2%
Alphabet, Inc. — Class A	2.1%
Top 10 Total	43.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or in investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010421-063025

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.82%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -8.85%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 8.35% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and utilities. Those that detracted the most were consumer discretionary, energy, and financials. The holdings that contributed the most to the return of the underlying index were Microsoft Corp., NVIDIA Corp., and Netflix, Inc. Those that detracted the most were Apple, Inc., Tesla, Inc. and PepsiCo, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Inverse NASDAQ-100® Strategy Fund	-8.85%	-12.95%	-15.81%	-17.67%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
NASDAQ-100 Index	8.35%	16.10%	18.36%	18.97%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$1,061,736
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	17.8%
Guggenheim Strategy Fund II	17.3%
Total	35.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010426-063025

Guggenheim Investments	2

Russell 2000® 1.5x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.81%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -5.94%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -1.79% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, financials, and materials. The sectors that detracted the most were health care, energy, and consumer discretionary. The holdings that contributed the most to the return of the underlying index were Carpenter Technology Corp., Insmed, Inc., and Hims & Hers Health, Inc. Those that detracted the most were Vaxcyte, Inc., Abercrombie & Fitch Co.—Class A, and FTAI Aviation, Ltd. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Russell 2000® 1.5x Strategy Fund	-5.94%	4.51%	9.61%	5.69%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 2000 Index	-1.79%	7.68%	10.04%	8.25%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$2,484,166
Total Number of Portfolio Holdings	1,995
Portfolio Turnover Rate	4%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Russell 2000® 1.5x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	16.4%
iShares Russell 2000 Index ETF	16.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.0%
Guggenheim Strategy Fund II	9.8%
Credo Technology Group Holding Ltd.	0.1%
Fabrinet	0.1%
IonQ, Inc.	0.1%
Hims & Hers Health, Inc.	0.1%
HealthEquity, Inc.	0.1%
Ensign Group, Inc.	0.1%
Top 10 Total	54.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010397-063025

Guggenheim Investments	2

Russell 2000® 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.85%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -10.37%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -1.79% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, financials, and materials. The sectors that detracted the most were health care, energy, and consumer discretionary. The holdings that contributed the most to the return of the underlying index were Carpenter Technology Corp., Insmed, Inc., and Hims & Hers Health, Inc. Those that detracted the most were Vaxcyte, Inc., Abercrombie & Fitch Co.—Class A, and FTAI Aviation, Ltd. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Russell 2000® 2x Strategy Fund	-10.37%	0.71%	9.62%	4.43%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 2000 Index	-1.79%	7.68%	10.04%	8.25%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$2,015,002
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Russell 2000® 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	10.0%
iShares Russell 2000 Index ETF	10.0%
Total	20.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000032290-063025

Guggenheim Investments	2

Inverse Russell 2000® Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$92	1.83%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 2.34%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned -1.79% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, financials, and materials. The sectors that detracted the most were health care, energy, and consumer discretionary. The holdings that contributed the most to the return of the underlying index were Carpenter Technology Corp., Insmed, Inc. and Hims & Hers Health, Inc. Those that detracted the most were Vaxcyte, Inc., Abercrombie & Fitch Co.—Class A, and FTAI Aviation, Ltd. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Inverse Russell 2000® Strategy Fund	2.34%	-4.66%	-10.40%	-9.50%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 2000 Index	-1.79%	7.68%	10.04%	8.25%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$881,224
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Russell 2000® Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	7.7%
Guggenheim Strategy Fund II	7.2%
Total	14.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010415-063025

Guggenheim Investments	2

Nova Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Nova Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.70%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 5.89%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, financials, and industrials. Those that detracted the most were consumer discretionary, health care, and energy. The holdings that contributed the most to the return of the underlying index were Microsoft Corp., NVIDIA Corp., and Meta Platforms, Inc., Class A. Those that detracted the most were Apple, Inc, Tesla, Inc. and UnitedHealth Group, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Nova Fund	5.89%	16.40%	20.25%	16.03%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$37,060,913
Total Number of Portfolio Holdings	518
Portfolio Turnover Rate	80%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Nova Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	5.5%
Guggenheim Strategy Fund II	5.3%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	4.2%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. — Class A	2.2%
Broadcom, Inc.	1.8%
Alphabet, Inc. — Class A	1.4%
Berkshire Hathaway, Inc. — Class B	1.2%
Top 10 Total	34.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010401-063025

Guggenheim Investments	2

S&P 500® 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$99	1.93%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 5.93%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, financials, and industrials. Those that detracted the most were consumer discretionary, health care, and energy. The holdings that contributed the most to the return of the underlying index were Microsoft Corp., NVIDIA Corp., and Meta Platforms, Inc.- Class A. Those that detracted the most were Apple, Inc, Tesla, Inc. and UnitedHealth Group, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
S&P 500® 2x Strategy Fund	5.93%	18.51%	24.82%	19.04%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$97,647,562
Total Number of Portfolio Holdings	517
Portfolio Turnover Rate	67%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

S&P 500® 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
NVIDIA Corp.	6.1%
Microsoft Corp.	5.9%
Apple, Inc.	4.9%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc. — Class A	2.5%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Tesla, Inc.	1.4%
Alphabet, Inc. — Class C	1.3%
Top 10 Total	30.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010420-063025

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -4.87%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, financials, and industrials. Those that detracted the most were consumer discretionary, health care, and energy. The holdings that contributed the most to the return of the underlying index were Microsoft Corp., NVIDIA Corp., and Meta Platforms, Inc.—Class A. Those that detracted the most were Apple, Inc, Tesla, Inc. and UnitedHealth Group, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Inverse S&P 500® Strategy Fund	-4.87%	-8.66%	-12.94%	-12.44%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$1,154,354
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	10.0%
Guggenheim Strategy Fund II	10.0%
Total	20.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010423-063025

Guggenheim Investments	2

S&P 500® Pure Growth Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$89	1.70%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 10.35%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 11.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and utilities. The sectors that detracted were financials and energy. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc. — Class A, Howmet Aerospace, Inc. and NRG Energy, Inc. Those that detracted the most were Deckers Outdoor Corp., Norwegian Cruise Line Holdings Ltd., and United Airlines Holdings, Inc. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
S&P 500® Pure Growth Fund	10.35%	21.68%	11.20%	10.11%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Pure Growth Index	11.42%	23.89%	13.11%	12.01%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$34,163,549
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	99%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

S&P 500® Pure Growth Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Royal Caribbean Cruises Ltd.	2.6%
Vistra Corp.	2.6%
Palantir Technologies, Inc. — Class A	2.4%
Axon Enterprise, Inc.	2.3%
Carnival Corp.	2.3%
NVIDIA Corp.	2.1%
Howmet Aerospace, Inc.	2.1%
NRG Energy, Inc.	1.9%
TKO Group Holdings, Inc.	1.8%
Crowdstrike Holdings, Inc. — Class A	1.8%
Top 10 Total	21.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010408-063025

Guggenheim Investments	2

S&P 500® Pure Value Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.70%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 4.65%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 5.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were health care, consumer staples, and financials. Those that detracted the most were consumer discretionary and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were CVS Health Corporation, Mosaic Co., and Dollar General Corp. Those that detracted the most were Viatris, Inc., Dow, Inc. and Centene Corp. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
S&P 500® Pure Value Fund	4.65%	13.65%	15.41%	6.68%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Pure Value Index	5.42%	15.52%	17.47%	8.55%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$16,874,793
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	127%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

S&P 500® Pure Value Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
CVS Health Corp.	3.3%
Mosaic Co.	2.7%
Ford Motor Co.	2.6%
General Motors Co.	2.4%
Archer-Daniels-Midland Co.	2.3%
Centene Corp.	2.3%
Bunge Global S.A.	2.2%
Paramount Global — Class B	2.1%
Dollar General Corp.	2.0%
Valero Energy Corp.	1.9%
Top 10 Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010407-063025

Guggenheim Investments	2

S&P MidCap 400® Pure Growth Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$84	1.70%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 0.18%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned 1.13% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were materials, industrials, and financials. Those that detracted the most from the return of the underlying index were health care, consumer discretionary, and energy. The holdings that contributed the most to the return of the underlying index for the reporting period were Carpenter Technology Corp., Hims & Hers Health, Inc., and ATI, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Abercrombie & Fitch Co. — Class A, and American Airlines Group, Inc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Growth Fund	0.18%	-1.00%	9.17%	5.44%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P MidCap 400 Pure Growth Index	1.13%	0.84%	11.08%	7.24%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$9,362,147
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	58%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

S&P MidCap 400® Pure Growth Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Carpenter Technology Corp.	2.9%
Hims & Hers Health, Inc.	2.8%
Comfort Systems USA, Inc.	2.4%
Roivant Sciences Ltd.	2.1%
EMCOR Group, Inc.	1.9%
Valaris Ltd.	1.9%
Exelixis, Inc.	1.8%
Shift4 Payments, Inc. — Class A	1.8%
Interactive Brokers Group, Inc. — Class A	1.8%
ATI, Inc.	1.7%
Top 10 Total	21.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010413-063025

Guggenheim Investments	2

S&P MidCap 400® Pure Value Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$85	1.71%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 0.18%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 1.01% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, materials, and information technology. Those that detracted the most were energy, consumer discretionary, and health care. The holdings that contributed the most to the return of the underlying index for the reporting period were United States Steel Corp., Avis Budget Group, Inc., and Concentrix Corp. Those that detracted the most were Macy's, Inc., Manpower Group, Inc. and Civitas Resources, Inc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Value Fund	0.18%	8.68%	19.26%	8.53%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P MidCap 400 Pure Value Index	1.01%	10.47%	21.50%	10.46%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$6,422,714
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	122%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

S&P MidCap 400® Pure Value Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Concentrix Corp.	4.4%
HF Sinclair Corp.	3.6%
Goodyear Tire & Rubber Co.	3.5%
Avnet, Inc.	3.1%
Arrow Electronics, Inc.	3.1%
TD SYNNEX Corp.	3.0%
Lear Corp.	2.7%
PBF Energy, Inc. — Class A	2.4%
Avis Budget Group, Inc.	2.4%
AutoNation, Inc.	2.2%
Top 10 Total	30.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010411-063025

Guggenheim Investments	2

S&P SmallCap 600® Pure Growth Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$85	1.70%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 1.61%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 2.34% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, health care, and consumer discretionary. The sectors that detracted were energy, real estate, and communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were TransMedics Group, Inc., Palomar Holdings, Inc. and Protagonist Therapeutics, Inc. Those that detracted the most were Atlas Energy Solutions, Inc., Pursuit Attractions and Hospitality, Inc., and Greenbrier Companies, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Growth Fund	1.61%	6.00%	8.07%	4.69%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P SmallCap 600 Pure Growth Index	2.34%	7.87%	10.01%	6.55%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$8,337,547
Total Number of Portfolio Holdings	137
Portfolio Turnover Rate	164%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

S&P SmallCap 600® Pure Growth Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Protagonist Therapeutics, Inc.	2.1%
Palomar Holdings, Inc.	1.9%
Corcept Therapeutics, Inc.	1.7%
TG Therapeutics, Inc.	1.7%
InterDigital, Inc.	1.7%
Adtalem Global Education, Inc.	1.6%
Chefs' Warehouse, Inc.	1.6%
DXP Enterprises, Inc.	1.5%
TransMedics Group, Inc.	1.5%
Cinemark Holdings, Inc.	1.5%
Top 10 Total	16.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010410-063025

Guggenheim Investments	2

S&P SmallCap 600® Pure Value Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$82	1.70%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -5.86%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned -5.13% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology and communication services. Those that detracted the most were health care, consumer discretionary, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Par Pacific Holdings, Inc., National Vision Holdings, Inc., and ViaSat, Inc. Those that detracted the most were Kohl's Corp., B&G Foods, Inc., and Vital Energy, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Value Fund	-5.86%	5.46%	16.87%	4.66%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P SmallCap 600 Pure Value Index	-5.13%	7.44%	19.17%	6.58%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$8,090,401
Total Number of Portfolio Holdings	149
Portfolio Turnover Rate	18%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

S&P SmallCap 600® Pure Value Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Par Pacific Holdings, Inc.	2.7%
SpartanNash Co.	2.2%
Viasat, Inc.	2.2%
Titan International, Inc.	1.9%
Dana, Inc.	1.8%
National Vision Holdings, Inc.	1.7%
Adient plc	1.7%
World Kinect Corp.	1.6%
Foot Locker, Inc.	1.6%
Topgolf Callaway Brands Corp.	1.6%
Top 10 Total	19.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010409-063025

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$72	1.44%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 1.20%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Year Bellwether Index, which returned 2.11% for the same period.

What factors materially affected the fund's performance over the last six months?

Despite volatility during the period, yields of long-term Treasury bonds ended the period relatively unchanged. The treasury bond market exhibited volatility throughout the period in response to tariff concerns and shifts in expectations regarding Federal Reserve policy decisions. Uncertainty about the long-term economic impacts of tariffs and fiscal policy have led to the volatility in long term treasury yields over the period. Long-term treasury yields reached their lows in April 2025 before rising steadily through the end of the period and ended the first half of the year mostly unchanged.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Government Long Bond 1.2x Strategy Fund	1.20%	-3.06%	-14.66%	-3.03%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury 30 Year Bellwether Index	2.11%	0.05%	-10.37%	-0.75%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$5,206,907
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	5,528%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury 30 Year Bellwether Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
U.S. Treasury Bonds	42.0%
Guggenheim Strategy Fund II	5.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.8%
Total	51.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010390-063025

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$280	5.63%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 0.40%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Year Bellwether Index, which returned 2.11% for the same period.

What factors materially affected the fund's performance over the last six months?

Despite volatility during the period, yields of long-term Treasury bonds ended the period relatively unchanged. The treasury bond market exhibited volatility throughout the period in response to tariff concerns and shifts in expectations regarding Federal Reserve policy decisions. Uncertainty about the long-term economic impacts of tariffs and fiscal policy have led to the volatility in long term treasury yields over the period. Long-term treasury yields reached their lows in April 2025 before rising steadily through the end of the period and ended the first half of the year mostly unchanged.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Inverse Government Long Bond Strategy Fund	0.40%	6.34%	13.32%	0.69%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury 30 Year Bellwether Index	2.11%	0.05%	-10.37%	-0.75%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$1,563,884
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	512%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S.Treasury Bellwether 30 Yr. Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Strategy Fund II	33.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	29.9%
Total	62.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010404-063025

Guggenheim Investments	2

High Yield Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.68%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 5.86%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 4.57% for the same period.

What factors materially affected the fund's performance over the last six months?

High yield continued to generate positive returns for the reporting period. During the period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded and continued to generate positive total returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to returns of the Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
High Yield Strategy Fund	5.86%	10.87%	4.71%	4.20%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Bloomberg U.S. Corporate High Yield Index	4.57%	10.28%	5.97%	5.38%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$7,572,421
Total Number of Portfolio Holdings	16
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

High Yield Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Guggenheim Strategy Fund II	7.6%
iShares iBoxx $ High Yield Corporate Bond ETF	1.6%
SPDR Bloomberg High Yield Bond ETF	1.6%
Total	18.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000046626-063025

Guggenheim Investments	2

Europe 1.25x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$96	1.73%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 23.18%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 17.02% for the same period and outperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 19.57% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the secondary index for the reporting period were financials, industrials, and consumer staples. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index for the reporting period were SAP SE, Banco Santander SA, and Novartis AG. Those that detracted the most were Novo Nordisk A/S, LVMH Moet Hennessy Louis Vuitton SE, and Diageo plc. The Fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Europe 1.25x Strategy Fund	23.18%	9.54%	11.62%	5.25%
MSCI World ex US Index	17.02%	15.70%	8.69%	3.90%
STOXX Europe 50 Index	19.57%	11.60%	12.24%	6.74%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$2,673,246
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	167%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Europe 1.25x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Country Diversification3 (% of Total Investments) as of 6.30.25
Geographic Region	% of Net Assets
United States	54.1%
Denmark	8.9%
France	8.6%
United Kingdom	7.4%
Switzerland	6.7%
Germany	5.7%
Netherlands	3.5%
Other	5.1%
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Strategy Fund II	8.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.8%
ASML Holding N.V. — Class G	2.0%
SAP SE ADR	2.0%
Nestle S.A. ADR	1.6%
Novartis AG ADR	1.5%
Roche Holding AG ADR	1.5%
Novo Nordisk A/S ADR	1.4%
AstraZeneca plc ADR	1.4%
HSBC Holdings plc ADR	1.4%
Top 10 Total	28.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010418-063025

Guggenheim Investments	2

Japan 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$93	1.70%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 20.58%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 17.02% for the same period and outperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned 10.58% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the secondary index for the reporting period were information technology, communication services, and industrials. The sector that detracted the most was energy. The holdings that contributed the most to the return of the underlying index were Tokyo Electron, Ltd., Advantest Corp., and SoftBank Group Corp. Those that detracted the most were Recruit Holdings Co., Ltd, TDK Corp., and Daichi Sankyo Co., Ltd. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Japan 2x Strategy Fund	20.58%	16.71%	5.64%	5.65%
MSCI World ex US Index	17.02%	15.70%	8.69%	3.90%
Nikkei-225 Stock Average Index	10.58%	14.07%	6.31%	5.41%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$1,563,031
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Japan 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010419-063025

Guggenheim Investments	2

Strengthening Dollar 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$90	2.00%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -18.73%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -10.70% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the underlying index for the Reporting Period. The components that detracted from the U.S. Dollar Index performance were the euro, Japanese yen and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Strengthening Dollar 2x Strategy Fund	-18.73%	-12.42%	1.64%	1.71%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
U.S. Dollar Index	-10.70%	-8.49%	-0.10%	0.14%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$1,173,137
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Strengthening Dollar 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010402-063025

Guggenheim Investments	2

Weakening Dollar 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$114	2.05%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 23.81%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -10.70% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the underlying index for the reporting period. The components that detracted from the U.S. Dollar Index performance were the euro, Japanese yen and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Weakening Dollar 2x Strategy Fund	23.81%	17.49%	-2.13%	-3.18%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
U.S. Dollar Index	-10.70%	-8.49%	-0.10%	0.14%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$1,206,596
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Weakening Dollar 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010400-063025

Guggenheim Investments	2

Commodities Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$81	1.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 0.42%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 1.94% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index. S&P Goldman Sachs Commodity Index futures had a strong first quarter of 2025 but experienced headwinds from energy and agricultural sectors in the second quarter of 2025. Eleven of the twenty-four index components had positive returns for the period. The components with some of the largest positive returns were gold, silver, and live cattle. The components with some of the largest negative returns were cocoa, corn, and Kansas wheat.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Commodities Strategy Fund	0.42%	-1.40%	15.80%	0.17%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P Goldman Sachs Commodity Index	1.94%	0.25%	17.69%	1.45%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$5,162,932
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Commodities Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	22.1%
Guggenheim Strategy Fund II	21.7%
Total	43.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010403-063025

Guggenheim Investments	2

Global Managed Futures Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Global Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$108	2.22%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -3.99%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.09% for the same period.

What factors materially affected the fund's performance over the last six months?

In the first half of 2025, futures markets were marked by a mix of reversals and consolidation, presenting a challenging environment for trend-following systems. Global stock index futures saw choppy behavior, with early-year rallies in U.S. and European equities stalling amid shifting central bank policy signals and geopolitical uncertainty. Bond futures were volatile but lacked sustained directional moves, as inflation data and diverging rate expectations kept global yields in flux. In foreign exchange, the U.S. dollar strengthened modestly against major currencies in Q1 before weakening in Q2, driven by changing interest rate differentials and mixed economic signals across regions. Commodity futures were mixed—energy markets, particularly crude oil, saw sharp but short-lived moves tied to supply disruptions and OPEC policy, while metals and agricultural contracts experienced sporadic price swings without sustained trends.

This backdrop of frequent reversals and limited trend persistence across asset classes created a difficult environment for trend-following models, which typically perform best in sustained directional markets. Reflecting these conditions, the fund posted a negative return in Q1, with losses across all asset classes—Currencies and Fixed Income were the largest detractors, while Commodities and Equities also contributed to the decline. In Q2, performance improved, supported by gains in Commodities, Currencies, and Equities, though Fixed Income remained a drag. Despite the recovery in Q2, the fund ended the first half of the year with a net loss.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Global Managed Futures Strategy Fund	-3.99%	-8.02%	2.74%	0.41%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
ICE BofA 3-Month U.S. Treasury Bill Index	2.09%	4.71%	2.78%	1.98%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$11,282,019
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Global Managed Futures Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	22.2%
Guggenheim Strategy Fund III	19.7%
Guggenheim Strategy Fund II	1.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	43.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000069235-063025

Guggenheim Investments	2

Multi-Hedge Strategies Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$78	1.59%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned -2.10%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.38% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's merger arbitrage strategy was the largest positive contributor in the first half of the year as several notable deals closed (e.g. Capital One / Discover). Closed-end fund arbitrage and the long/short equity strategy also made modest positive contributions. The fund's global macro strategies were a net detractor during the period as positive contributions from Flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and fixed income) and Momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Multi-Hedge Strategies Fund	-2.10%	-6.97%	1.25%	1.46%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
HFRX Global Hedge Fund Index	2.38%	4.74%	3.52%	2.11%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$26,770,973
Total Number of Portfolio Holdings	320
Portfolio Turnover Rate	75%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Multi-Hedge Strategies Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Strategy Fund III	9.3%
Guggenheim Variable Insurance Strategy Fund III	8.1%
Guggenheim Strategy Fund II	6.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.1%
Kellanova	1.7%
Everi Holdings, Inc.	1.7%
Hess Corp.	1.7%
Redfin Corp.	1.5%
Dun & Bradstreet Holdings, Inc.	1.5%
Enstar Group Ltd.	1.4%
Top 10 Total	35.2%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010416-063025

Guggenheim Investments	2

U.S. Government Money Market Fund

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the U.S. Government Money Market Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$75	1.50%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund returned 1.43%.

What factors materially affected the fund's performance over the last six months?

For the first half of 2025, resilient economic data delayed the timing of expected rate cuts and inflation remained slightly above the U.S. Federal Reserve's (the "Fed") target level. At its June 2025 meeting, the Fed noted that economic activity continued to expand at a solid pace, the labor market is solid and inflation remains somewhat elevated. Uncertainty about the economic impacts of tariffs and fiscal policy has resulted in the market pricing in two 25 basis point rate cuts for the remainder of 2025.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	1.43%	3.32%	1.94%	1.12%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$48,760,695
Total Number of Portfolio Holdings	19

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

U.S. Government Money Market Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification (Market Exposure as a % of Net Assets) as of 6.30.25

FADN - Federal Agency Discount Note

FAN - Federal Agency Note

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010379-063025

Guggenheim Investments	2

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant.

Item 6.	Investments.

(a) The Schedule of Investments is included under Item 7 of this Form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

6.30.2025

Rydex Variable Trust Semi-Annual Financial Report

Sector Funds	Domestic Equity Funds
Banking Fund	Dow 2x Strategy Fund
Basic Materials Fund	Inverse Dow 2x Strategy Fund
Biotechnology Fund	Mid-Cap 1.5x Strategy Fund
Consumer Products Fund	Inverse Mid-Cap Strategy Fund
Electronics Fund	NASDAQ-100® Fund
Energy Fund	NASDAQ-100® 2x Strategy Fund
Energy Services Fund	Inverse NASDAQ-100® Strategy Fund
Financial Services Fund	Russell 2000® 1.5x Strategy Fund
Health Care Fund	Russell 2000® 2x Strategy Fund
Internet Fund	Inverse Russell 2000® Strategy Fund
Leisure Fund	Nova Fund
Precious Metals Fund	S&P 500® 2x Strategy Fund
Real Estate Fund	Inverse S&P 500® Strategy Fund
Retailing Fund	S&P 500® Pure Growth Fund
Technology Fund	S&P 500® Pure Value Fund
Telecommunications Fund	S&P MidCap 400® Pure Growth Fund
Transportation Fund	S&P MidCap 400® Pure Value Fund
Utilities Fund	S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund
Fixed Income Funds	International Equity Funds
Government Long Bond 1.2x Strategy Fund	Europe 1.25x Strategy Fund
Inverse Government Long Bond Strategy Fund	Japan 2x Strategy Fund
High Yield Strategy Fund
Specialty Funds	Alternatives Funds
Strengthening Dollar 2x Strategy Fund	Rydex Commodities Strategy Fund
Weakening Dollar 2x Strategy Fund	Guggenheim Global Managed Futures Strategy Fund
Guggenheim Multi-Hedge Strategies Fund
Money Market Fund
U.S. Government Money Market Fund

GuggenheimInvestments.com	RVT-SEMI-0625X1225

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (SEMI-Annual Financial Report)
BANKING FUND	3
BASIC MATERIALS FUND	8
BIOTECHNOLOGY FUND	13
CONSUMER PRODUCTS FUND	18
ELECTRONICS FUND	23
ENERGY FUND	28
ENERGY SERVICES FUND	33
FINANCIAL SERVICES FUND	38
HEALTH CARE FUND	44
INTERNET FUND	50
LEISURE FUND	55
PRECIOUS METALS FUND	60
REAL ESTATE FUND	65
RETAILING FUND	70
TECHNOLOGY FUND	75
TELECOMMUNICATIONS FUND	81
TRANSPORTATION FUND	86
UTILITIES FUND	91
DOW 2x STRATEGY FUND	96
INVERSE DOW 2x STRATEGY FUND	101
MID-CAP 1.5x STRATEGY FUND	106
INVERSE MID-CAP STRATEGY FUND	115
NASDAQ-100® FUND	120
NASDAQ-100® 2x STRATEGY FUND	127
INVERSE NASDAQ-100® STRATEGY FUND	133
RUSSELL 2000® 1.5x STRATEGY FUND	138
RUSSELL 2000® 2x STRATEGY FUND	162
INVERSE RUSSELL 2000® STRATEGY FUND	167
NOVA FUND	172
S&P 500® 2x STRATEGY FUND	182
INVERSE S&P 500® STRATEGY FUND	192
S&P 500® PURE GROWTH FUND	198
S&P 500® PURE VALUE FUND	203
S&P MIDCAP 400® PURE GROWTH FUND	208
S&P MIDCAP 400® PURE VALUE FUND	213
S&P SMALLCAP 600® PURE GROWTH FUND	218
S&P SMALLCAP 600® PURE VALUE FUND	224

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

TABLE OF CONTENTS (concluded)

GOVERNMENT LONG BOND 1.2x STRATEGY FUND	230
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	235
HIGH YIELD STRATEGY FUND	241
EUROPE 1.25x STRATEGY FUND	247
JAPAN 2x STRATEGY FUND	253
STRENGTHENING DOLLAR 2x STRATEGY FUND	258
WEAKENING DOLLAR 2x STRATEGY FUND	263
COMMODITIES STRATEGY FUND	268
GLOBAL MANAGED FUTURES STRATEGY FUND	273
MULTI-HEDGE STRATEGIES FUND	280
U.S. GOVERNMENT MONEY MARKET FUND	295
NOTES TO FINANCIAL STATEMENTS	300
OTHER INFORMATION	325
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	327
Item 9: Proxy Disclosures for Open-End Management Investment Companies	328
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies	329
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	330

2 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
BANKING FUND

	Shares	Value
COMMON STOCKS† - 98.5%

Banks - 90.9%
Citigroup, Inc.	3,136	$266,936
Wells Fargo & Co.	3,318	265,838
JPMorgan Chase & Co.	913	264,688
Bank of America Corp.	5,482	259,408
PNC Financial Services Group, Inc.	1,082	201,706
U.S. Bancorp	4,299	194,530
NU Holdings Limited/Cayman Islands — Class A*	14,063	192,944
Bank of New York Mellon Corp.	2,049	186,684
Truist Financial Corp.	4,170	179,268
M&T Bank Corp.	678	131,525
State Street Corp.	1,206	128,246
Fifth Third Bancorp	3,005	123,596
Northern Trust Corp.	945	119,817
Huntington Bancshares, Inc.	6,909	115,795
Regions Financial Corp.	4,652	109,415
KeyCorp	5,999	104,503
Citizens Financial Group, Inc.	2,297	102,791
ICICI Bank Ltd. ADR	2,787	93,755
East West Bancorp, Inc.	879	88,761
HDFC Bank Ltd. ADR*	1,132	86,790
Toronto-Dominion Bank	1,079	79,253
First Horizon Corp.	3,667	77,740
Popular, Inc.	689	75,935
Royal Bank of Canada	558	73,405
SouthState Corp.	779	71,691
Barclays plc ADR	3,805	70,735
Webster Financial Corp.	1,293	70,598
Bank of Nova Scotia	1,262	69,751
Western Alliance Bancorporation	873	68,077
Comerica, Inc.	1,104	65,854
Commerce Bancshares, Inc.	1,052	65,403
Zions Bancorp North America	1,259	65,392
Cullen/Frost Bankers, Inc.	503	64,656
UMB Financial Corp.	595	62,570
Synovus Financial Corp.	1,206	62,410
Old National Bancorp	2,864	61,118
Pinnacle Financial Partners, Inc.	553	61,057
Prosperity Bancshares, Inc.	833	58,510
Canadian Imperial Bank of Commerce	805	57,018
Cadence Bank	1,748	55,901
Wintrust Financial Corp.	442	54,799
FNB Corp.	3,674	53,567
UBS Group AG*	1,579	53,402
First Citizens BancShares, Inc. — Class A	27	52,825
Bank OZK	1,118	52,613
HSBC Holdings plc ADR[1]	862	52,401
United Bankshares, Inc.	1,425	51,913
Hancock Whitney Corp.	895	51,373
Columbia Banking System, Inc.	2,190	51,202
Bank of Montreal	434	48,013
Valley National Bancorp	5,346	47,740
First Financial Bankshares, Inc.	1,325	47,673
Associated Banc-Corp.	1,915	46,707
Grupo Financiero Galicia S.A. ADR*	925	46,611
Banco Bradesco S.A. ADR	15,073	46,576
Texas Capital Bancshares, Inc.*	561	44,543
Fulton Financial Corp.	2,338	42,178
First Hawaiian, Inc.	1,656	41,334
Cathay General Bancorp	892	40,613
International Bancshares Corp.	608	40,468
Eastern Bankshares, Inc.	2,611	39,870
Bancorp, Inc.*	683	38,910
First Interstate BancSystem, Inc. — Class A	1,334	38,446
CVB Financial Corp.	1,905	37,700
Independent Bank Corp.	584	36,725
Seacoast Banking Corporation of Florida	1,318	36,403
Simmons First National Corp. — Class A	1,863	35,322
First Financial Bancorp	1,422	34,498
Banner Corp.	368	23,607
BOK Financial Corp.	227	22,162
Total Banks		5,864,264

Diversified Financial Services - 4.0%
Capital One Financial Corp.	1,230	261,695

Savings & Loans - 3.6%
Axos Financial, Inc.*	630	47,905
Flagstar Financial, Inc.	4,013	42,538
WSFS Financial Corp.	748	41,140
WaFd, Inc.	1,205	35,282
Pacific Premier Bancorp, Inc.	1,542	32,521
Banc of California, Inc.	2,192	30,797
Total Savings & Loans		230,183

Total Common Stocks
(Cost $4,351,599)		6,356,142

PREFERRED STOCKS† - 1.0%
Banks - 1.0%
Itau Unibanco Holding S.A.
ADR	9,663	65,612
Total Preferred Stocks
(Cost $49,421)		65,612

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC. issued 06/30/25 at 4.37% due 07/01/25	$19,592	19,592
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	8,454	8,454
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	8,163	8,163
Total Repurchase Agreements
(Cost $36,209)		36,209

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
BANKING FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	35,483	$35,483
Total Securities Lending Collateral
(Cost $35,483)		35,483

Total Investments - 100.6%
(Cost $4,472,712)		$6,493,446
Other Assets & Liabilities, net - (0.6)%		(41,222)
Total Net Assets - 100.0%		$6,452,224

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,356,142	$—	$—	$6,356,142
Preferred Stocks	65,612	—	—	65,612
Repurchase Agreements	—	36,209	—	36,209
Securities Lending Collateral	35,483	—	—	35,483
Total Assets	$6,457,237	$36,209	$—	$6,493,446

4 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $34,650 of securities loaned (cost $4,436,503)	$6,457,237
Repurchase agreements, at value (cost $36,209)	36,209
Receivables:
Dividends	13,000
Foreign tax reclaims	584
Securities lending income	24
Interest	4
Total assets	6,507,058

Liabilities:
Payable for:
Return of securities lending collateral	35,483
Management fees	3,974
Fund shares redeemed	3,485
Transfer agent fees	2,034
Investor service fees	1,169
Portfolio accounting and administration fees	491
Trustees’ fees*	44
Miscellaneous	8,154
Total liabilities	54,834
Net assets	$6,452,224

Net assets consist of:
Paid in capital	$5,186,239
Total distributable earnings (loss)	1,265,985
Net assets	$6,452,224
Capital shares outstanding	51,697
Net asset value per share	$124.81

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $1,023)	$66,355
Interest	608
Income from securities lending, net	236
Total investment income	67,199

Expenses:
Management fees	18,571
Investor service fees	5,462
Transfer agent fees	5,749
Professional fees	5,357
Portfolio accounting and administration fees	3,386
Custodian fees	297
Trustees’ fees*	222
Miscellaneous	1,424
Total expenses	40,468
Less:
Expenses reimbursed by Adviser	(1,092)
Net expenses	39,376
Net investment income	27,823

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(105,193)
Net realized loss	(105,193)
Net change in unrealized appreciation (depreciation) on:
Investments	604,984
Net change in unrealized appreciation (depreciation)	604,984
Net realized and unrealized gain	499,791
Net increase in net assets resulting from operations	$527,614

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$27,823	$39,311
Net realized gain (loss) on investments	(105,193)	309,218
Net change in unrealized appreciation (depreciation) on investments	604,984	(15,139)
Net increase in net assets resulting from operations	527,614	333,390

Distributions to shareholders	—	(62,928)

Capital share transactions:
Proceeds from sale of shares	4,261,083	4,737,554
Distributions reinvested	—	62,928
Cost of shares redeemed	(1,764,164)	(5,418,042)
Net increase (decrease) from capital share transactions	2,496,919	(617,560)
Net increase (decrease) in net assets	3,024,533	(347,098)

Net assets:
Beginning of period	3,427,691	3,774,789
End of period	$6,452,224	$3,427,691

Capital share activity:
Shares sold	37,373	43,844
Shares issued from reinvestment of distributions	—	596
Shares redeemed	(15,145)	(53,926)
Net increase (decrease) in shares	22,228	(9,486)

6 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$116.32	$96.90	$95.16	$116.67	$88.04	$97.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.74	1.54	1.71	1.01	.82	1.18
Net gain (loss) on investments (realized and unrealized)	7.75	20.59	.95	(20.83)	28.58	(9.63)
Total from investment operations	8.49	22.13	2.66	(19.82)	29.40	(8.45)
Less distributions from:
Net investment income	—	(2.71)	(.92)	(1.69)	(.77)	(.71)
Total distributions	—	(2.71)	(.92)	(1.69)	(.77)	(.71)
Net asset value, end of period	$124.81	$116.32	$96.90	$95.16	$116.67	$88.04

Total Return[c]	7.30%	23.11%	2.97%	(17.02%)	33.49%	(8.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,452	$3,428	$3,775	$3,650	$6,907	$4,234
Ratios to average net assets:
Net investment income (loss)	1.27%	1.48%	2.02%	0.95%	0.73%	1.60%
Total expenses	1.85%	1.80%	1.81%	1.77%	1.69%	1.82%
Net expenses[d]	1.80%	1.75%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	36%	177%	228%	375%	351%	529%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
BASIC MATERIALS FUND

	Shares	Value
COMMON STOCKS† - 100.0%

Chemicals - 32.4%
Linde plc	532	$249,604
Sherwin-Williams Co.	431	147,988
Ecolab, Inc.	516	139,031
Air Products and Chemicals, Inc.	466	131,440
PPG Industries, Inc.	760	86,450
DuPont de Nemours, Inc.	1,247	85,532
International Flavors & Fragrances, Inc.	965	70,976
Dow, Inc.	2,600	68,848
CF Industries Holdings, Inc.	707	65,044
LyondellBasell Industries N.V. — Class A	1,108	64,109
RPM International, Inc.	560	61,510
Nutrien Ltd.	1,023	59,579
Mosaic Co.	1,606	58,587
Eastman Chemical Co.	643	48,006
Albemarle Corp.	704	44,120
Axalta Coating Systems Ltd.*	1,429	42,427
Celanese Corp. — Class A	742	41,055
Element Solutions, Inc.	1,738	39,366
FMC Corp.	901	37,617
Cabot Corp.	449	33,675
Avient Corp.	852	27,528
Westlake Corp.	356	27,031
Ashland, Inc.	503	25,291
Olin Corp.	1,254	25,193
Balchem Corp.	153	24,357
Innospec, Inc.	277	23,293
Chemours Co.	1,934	22,144
Huntsman Corp.	2,009	20,934
Hawkins, Inc.	123	17,478
Total Chemicals		1,788,213

Mining - 30.9%
Newmont Corp.	2,349	136,853
Freeport-McMoRan, Inc.	3,123	135,382
Barrick Mining Corp.	3,752	78,117
Agnico Eagle Mines Ltd.	605	71,953
Teck Resources Ltd. — Class B	1,658	66,950
Kinross Gold Corp.	4,262	66,615
Wheaton Precious Metals Corp.	703	63,129
Rio Tinto plc ADR	1,077	62,821
BHP Group Ltd. ADR[1]	1,231	59,199
Hudbay Minerals, Inc.	5,519	58,557
Franco-Nevada Corp.	356	58,356
Pan American Silver Corp.	2,001	56,828
Royal Gold, Inc.	319	56,731
Alamos Gold, Inc. — Class A	2,090	55,510
B2Gold Corp.	15,143	54,666
Anglogold Ashanti plc	1,196	54,502
First Majestic Silver Corp.	6,564	54,284
IAMGOLD Corp.*	7,295	53,618
Gold Fields Ltd. ADR	2,210	52,311
Southern Copper Corp.	511	51,703
Harmony Gold Mining Company Ltd. ADR	3,685	51,480
Eldorado Gold Corp.*	2,486	50,565
Equinox Gold Corp.*	8,239	47,374
Alcoa Corp.	1,598	47,157
MP Materials Corp.*,1	1,171	38,959
Coeur Mining, Inc.*	4,205	37,256
Hecla Mining Co.	5,270	31,567
SSR Mining, Inc.*	2,108	26,856
Century Aluminum Co.*	878	15,822
Kaiser Aluminum Corp.	94	7,511
Total Mining		1,702,632

Packaging & Containers - 10.2%
Amcor plc	7,896	72,564
Packaging Corporation of America	362	68,219
Ball Corp.	1,191	66,803
Smurfit WestRock plc	1,535	66,235
Crown Holdings, Inc.	569	58,596
AptarGroup, Inc.	345	53,968
Graphic Packaging Holding Co.	1,992	41,972
Silgan Holdings, Inc.	675	36,572
Sealed Air Corp.	1,137	35,281
Sonoco Products Co.	781	34,020
O-I Glass, Inc.*	1,792	26,414
Total Packaging & Containers		560,644

Iron & Steel - 10.1%
Nucor Corp.	740	95,860
Vale S.A. ADR	7,531	73,126
Steel Dynamics, Inc.	544	69,637
Carpenter Technology Corp.	236	65,226
Reliance, Inc.	195	61,210
ATI, Inc.*	693	59,834
ArcelorMittal S.A.	1,802	56,907
Commercial Metals Co.	806	39,421
Cleveland-Cliffs, Inc.*	4,413	33,539
Total Iron & Steel		554,760

Building Materials - 9.2%
CRH plc*	1,424	130,723
Vulcan Materials Co.	373	97,286
Martin Marietta Materials, Inc.	175	96,068
Cemex SAB de CV ADR	7,991	55,378
Eagle Materials, Inc.	213	43,049
Louisiana-Pacific Corp.	443	38,094
Knife River Corp.*	431	35,187
Aspen Aerogels, Inc.*	1,897	11,230
Total Building Materials		507,015

Biotechnology - 2.2%
Corteva, Inc.	1,637	122,006

Forest Products & Paper - 1.5%
International Paper Co.	1,789	83,779

Coal - 1.3%
Core Natural Resources, Inc.	445	31,035
Warrior Met Coal, Inc.	563	25,802
Alpha Metallurgical Resources, Inc.*	123	13,835
Total Coal		70,672

8 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
BASIC MATERIALS FUND

	Shares	Value
Household Products & Housewares - 1.2%
Avery Dennison Corp.	352	$61,765

Housewares - 0.5%
Scotts Miracle-Gro Co. — Class A	436	28,758

Environmental Control - 0.5%
PureCycle Technologies, Inc.*	1,935	26,509

Total Common Stocks
(Cost $2,647,549)		5,506,753

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$19,223	19,223
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	8,295	8,295
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	8,009	8,009
Total Repurchase Agreements
(Cost $35,527)		35,527

SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	56,879	$56,879
Total Securities Lending Collateral
(Cost $56,879)		56,879

Total Investments - 101.6%
(Cost $2,739,955)		$5,599,159
Other Assets & Liabilities, net - (1.6)%		(85,519)
Total Net Assets - 100.0%		$5,513,640

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,506,753	$—	$—	$5,506,753
Repurchase Agreements	—	35,527	—	35,527
Securities Lending Collateral	56,879	—	—	56,879
Total Assets	$5,563,632	$35,527	$—	$5,599,159

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $55,217 of securities loaned (cost $2,704,428)	$5,563,632
Repurchase agreements, at value (cost $35,527)	35,527
Cash	125
Receivables:
Dividends	4,150
Fund shares sold	748
Securities lending income	53
Interest	4
Total assets	5,604,239

Liabilities:
Payable for:
Return of securities lending collateral	56,879
Fund shares redeemed	14,767
Management fees	3,722
Transfer agent fees	2,572
Investor service fees	1,095
Portfolio accounting and administration fees	460
Trustees’ fees*	60
Miscellaneous	11,044
Total liabilities	90,599
Net assets	$5,513,640

Net assets consist of:
Paid in capital	$2,374,173
Total distributable earnings (loss)	3,139,467
Net assets	$5,513,640
Capital shares outstanding	51,056
Net asset value per share	$107.99

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $1,202)	$59,121
Interest	935
Income from securities lending, net	311
Total investment income	60,367

Expenses:
Management fees	24,850
Investor service fees	7,309
Transfer agent fees	8,229
Professional fees	5,481
Portfolio accounting and administration fees	4,531
Custodian fees	413
Trustees’ fees*	388
Line of credit fees	55
Miscellaneous	2,820
Total expenses	54,076
Less:
Expenses reimbursed by Adviser	(1,462)
Net expenses	52,614
Net investment income	7,753

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	375,473
Net realized gain	375,473
Net change in unrealized appreciation (depreciation) on:
Investments	155,881
Net change in unrealized appreciation (depreciation)	155,881
Net realized and unrealized gain	531,354
Net increase in net assets resulting from operations	$539,107

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

10 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,753	$19,624
Net realized gain on investments	375,473	751,953
Net change in unrealized appreciation (depreciation) on investments	155,881	(858,274)
Net increase (decrease) in net assets resulting from operations	539,107	(86,697)

Distributions to shareholders	—	(64,199)

Capital share transactions:
Proceeds from sale of shares	2,065,247	6,002,036
Distributions reinvested	—	64,199
Cost of shares redeemed	(3,128,577)	(7,074,068)
Net decrease from capital share transactions	(1,063,330)	(1,007,833)
Net decrease in net assets	(524,223)	(1,158,729)

Net assets:
Beginning of period	6,037,863	7,196,592
End of period	$5,513,640	$6,037,863

Capital share activity:
Shares sold	19,602	58,286
Shares issued from reinvestment of distributions	—	612
Shares redeemed	(30,054)	(68,251)
Net decrease in shares	(10,452)	(9,353)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$98.16	$101.56	$93.20	$105.96	$89.05	$75.99
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.29	.49	.67	.34	.22
Net gain (loss) on investments (realized and unrealized)	9.69	(2.75)	7.87	(11.01)	19.78	14.43
Total from investment operations	9.83	(2.46)	8.36	(10.34)	20.12	14.65
Less distributions from:
Net investment income	—	(.94)	—	(.56)	(.59)	(.97)
Net realized gains	—	—	—	(1.86)	(2.62)	(.62)
Total distributions	—	(.94)	—	(2.42)	(3.21)	(1.59)
Net asset value, end of period	$107.99	$98.16	$101.56	$93.20	$105.96	$89.05

Total Return[c]	10.01%	(2.47%)	8.97%	(9.65%)	22.94%	19.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,514	$6,038	$7,197	$7,995	$9,249	$8,273
Ratios to average net assets:
Net investment income (loss)	0.27%	0.28%	0.51%	0.68%	0.33%	0.31%
Total expenses	1.85%	1.78%	1.80%	1.77%	1.69%	1.82%
Net expenses[d]	1.80%	1.73%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	40%	100%	141%	185%	149%	194%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

12 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
BIOTECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Biotechnology - 75.9%
Amgen, Inc.	1,456	$406,530
Gilead Sciences, Inc.	3,628	402,236
Vertex Pharmaceuticals, Inc.*	807	359,276
Regeneron Pharmaceuticals, Inc.	607	318,675
Corteva, Inc.	4,161	310,119
Alnylam Pharmaceuticals, Inc.*	875	285,329
Insmed, Inc.*	1,851	186,285
Royalty Pharma plc — Class A	5,114	184,257
BeOne Medicines Ltd. ADR*	754	182,521
Biogen, Inc.*	1,426	179,091
Illumina, Inc.*	1,788	170,593
United Therapeutics Corp.*	530	152,295
Exelixis, Inc.*	3,390	149,414
Incyte Corp.*	2,058	140,150
BioMarin Pharmaceutical, Inc.*	2,462	135,336
Moderna, Inc.*	4,845	133,674
Blueprint Medicines Corp.*	957	122,668
Bridgebio Pharma, Inc.*	2,776	119,868
CRISPR Therapeutics AG*,1	2,362	114,888
Ionis Pharmaceuticals, Inc.*	2,820	111,418
Argenx SE ADR*	202	111,346
Guardant Health, Inc.*	2,124	110,533
Halozyme Therapeutics, Inc.*	2,035	105,861
BioNTech SE ADR*,1	983	104,660
Legend Biotech Corp. ADR*	2,898	102,850
Revolution Medicines, Inc.*	2,771	101,945
TG Therapeutics, Inc.*	2,642	95,086
Roivant Sciences Ltd.*	8,021	90,397
Akero Therapeutics, Inc.*	1,599	85,323
Cytokinetics, Inc.*	2,511	82,963
PTC Therapeutics, Inc.*	1,686	82,344
ADMA Biologics, Inc.*	4,486	81,690
SpringWorks Therapeutics, Inc.*	1,692	79,507
Avidity Biosciences, Inc.*	2,570	72,988
Ultragenyx Pharmaceutical, Inc.*	1,959	71,229
Axsome Therapeutics, Inc.*	682	71,194
ACADIA Pharmaceuticals, Inc.*	3,236	69,801
Viking Therapeutics, Inc.*	2,620	69,430
Veracyte, Inc.*	2,353	63,602
Krystal Biotech, Inc.*	439	60,345
Nuvalent, Inc. — Class A*	779	59,438
Recursion Pharmaceuticals, Inc. — Class A*,1	11,617	58,782
Arrowhead Pharmaceuticals, Inc.*	3,701	58,476
Crinetics Pharmaceuticals, Inc.*	1,997	57,434
Summit Therapeutics, Inc.*,1	2,659	56,584
Apellis Pharmaceuticals, Inc.*	3,250	56,257
Ideaya Biosciences, Inc.*	2,619	55,051
Amicus Therapeutics, Inc.*	9,593	54,968
Beam Therapeutics, Inc.*	3,159	53,735
Denali Therapeutics, Inc.*	3,717	52,001
Celldex Therapeutics, Inc.*	2,487	50,610
Arcellx, Inc.*	768	50,573
Immunovant, Inc.*	2,827	45,232
Dynavax Technologies Corp.*	4,555	45,186
Intellia Therapeutics, Inc.*	4,717	44,245
Novavax, Inc.*,1	6,226	39,224
Sarepta Therapeutics, Inc.*	2,146	36,697
Dyne Therapeutics, Inc.*	3,541	33,710
Geron Corp.*	13,571	19,135
Iovance Biotherapeutics, Inc.*,1	10,671	18,354
Total Biotechnology		6,823,409

Pharmaceuticals - 18.1%
AbbVie, Inc.	3,284	609,576
AstraZeneca plc ADR	2,700	188,676
Neurocrine Biosciences, Inc.*	1,195	150,199
Viatris, Inc.	15,337	136,959
Jazz Pharmaceuticals plc*	1,173	124,479
Alkermes plc*	3,447	98,619
Vaxcyte, Inc.*	2,565	83,388
Protagonist Therapeutics, Inc.*	1,407	77,765
Agios Pharmaceuticals, Inc.*	1,703	56,642
Ascendis Pharma A/S ADR*	301	51,953
Madrigal Pharmaceuticals, Inc.*	167	50,541
Total Pharmaceuticals		1,628,797

Healthcare-Products - 4.5%
Natera, Inc.*	1,220	206,107
Exact Sciences Corp.*	2,549	135,454
Twist Bioscience Corp.*	1,784	65,633
Total Healthcare-Products		407,194

Healthcare-Services - 1.1%
Medpace Holdings, Inc.*	305	95,727

Total Common Stocks
(Cost $4,834,270)		8,955,127

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$40,170	40,170
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	17,333	17,333
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	16,737	16,737
Total Repurchase Agreements
(Cost $74,240)		74,240

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
BIOTECHNOLOGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	298,290	$298,290
Total Securities Lending Collateral
(Cost $298,290)		298,290

Total Investments - 103.7%
(Cost $5,206,800)		$9,327,657
Other Assets & Liabilities, net - (3.7)%		(330,982)
Total Net Assets - 100.0%		$8,996,675

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,955,127	$—	$—	$8,955,127
Repurchase Agreements	—	74,240	—	74,240
Securities Lending Collateral	298,290	—	—	298,290
Total Assets	$9,253,417	$74,240	$—	$9,327,657

14 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $293,918 of securities loaned (cost $5,132,560)	$9,253,417
Repurchase agreements, at value (cost $74,240)	74,240
Receivables:
Foreign tax reclaims	475
Securities lending income	272
Interest	9
Total assets	9,328,413

Liabilities:
Payable for:
Return of securities lending collateral	298,290
Management fees	6,159
Transfer agent fees	4,394
Investor service fees	1,811
Fund shares redeemed	1,342
Portfolio accounting and administration fees	761
Trustees’ fees*	103
Miscellaneous	18,878
Total liabilities	331,738
Net assets	$8,996,675

Net assets consist of:
Paid in capital	$5,091,149
Total distributable earnings (loss)	3,905,526
Net assets	$8,996,675
Capital shares outstanding	122,314
Net asset value per share	$73.55

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $96)	$40,536
Interest	1,687
Income from securities lending, net	717
Total investment income	42,940

Expenses:
Management fees	44,468
Investor service fees	13,079
Transfer agent fees	14,614
Portfolio accounting and administration fees	8,109
Professional fees	7,593
Custodian fees	734
Trustees’ fees*	672
Miscellaneous	7,414
Total expenses	96,683
Less:
Expenses reimbursed by Adviser	(2,616)
Net expenses	94,067
Net investment loss	(51,127)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	870,392
Net realized gain	870,392
Net change in unrealized appreciation (depreciation) on:
Investments	(847,725)
Net change in unrealized appreciation (depreciation)	(847,725)
Net realized and unrealized gain	22,667
Net decrease in net assets resulting from operations	$(28,460)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(51,127)	$(96,553)
Net realized gain on investments	870,392	1,041,013
Net change in unrealized appreciation (depreciation) on investments	(847,725)	(1,186,931)
Net decrease in net assets resulting from operations	(28,460)	(242,471)

Distributions to shareholders	—	(957,725)

Capital share transactions:
Proceeds from sale of shares	49,475,452	97,129,737
Distributions reinvested	—	957,725
Cost of shares redeemed	(50,417,688)	(99,129,808)
Net decrease from capital share transactions	(942,236)	(1,042,346)
Net decrease in net assets	(970,696)	(2,242,542)

Net assets:
Beginning of period	9,967,371	12,209,913
End of period	$8,996,675	$9,967,371

Capital share activity:
Shares sold	638,756	1,203,256
Shares issued from reinvestment of distributions	—	11,803
Shares redeemed	(649,634)	(1,229,202)
Net decrease in shares	(10,878)	(14,143)

16 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$74.83	$82.87	$79.37	$99.09	$107.01	$94.84
Income (loss) from investment operations:
Net investment income (loss)[b]	(.36)	(.67)	(.58)	(.57)	(1.04)	(.91)
Net gain (loss) on investments (realized and unrealized)	(.92)[f]	.09 [e]	4.90	(12.71)	3.01	20.68
Total from investment operations	(1.28)	(.58)	4.32	(13.28)	1.97	19.77
Less distributions from:
Net realized gains	—	(7.46)	(.82)	(6.44)	(9.89)	(7.60)
Total distributions	—	(7.46)	(.82)	(6.44)	(9.89)	(7.60)
Net asset value, end of period	$73.55	$74.83	$82.87	$79.37	$99.09	$107.01

Total Return[c]	(1.71%)	(1.40%)	5.53%	(13.31%)	1.42%	21.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,997	$9,967	$12,210	$16,531	$22,626	$24,622
Ratios to average net assets:
Net investment income (loss)	(0.98%)	(0.82%)	(0.75%)	(0.70%)	(0.98%)	(0.94%)
Total expenses	1.85%	1.79%	1.80%	1.77%	1.69%	1.82%
Net expenses[d]	1.80%	1.74%	1.78%	1.77%	1.69%	1.82%
Portfolio turnover rate	528%	893%	74%	116%	118%	160%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
CONSUMER PRODUCTS FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Food - 32.5%
Mondelez International, Inc. — Class A	2,696	$181,818
Kroger Co.	1,898	136,144
Sysco Corp.	1,565	118,533
Hershey Co.	671	111,353
General Mills, Inc.	1,960	101,548
Kellanova	1,162	92,414
Kraft Heinz Co.	3,492	90,163
McCormick & Company, Inc.	1,165	88,330
Tyson Foods, Inc. — Class A	1,563	87,434
US Foods Holding Corp.*	1,073	82,632
Sprouts Farmers Market, Inc.*	495	81,497
Performance Food Group Co.*	820	71,725
J M Smucker Co.	635	62,357
Conagra Brands, Inc.	2,893	59,220
Hormel Foods Corp.	1,898	57,415
Ingredion, Inc.	411	55,740
Albertsons Companies, Inc. — Class A	2,453	52,764
Lamb Weston Holdings, Inc.	977	50,657
The Campbell’s Co.	1,517	46,496
Post Holdings, Inc.*	406	44,266
Cal-Maine Foods, Inc.	440	43,837
Flowers Foods, Inc.	2,151	34,373
Simply Good Foods Co.*	1,032	32,601
Pilgrim’s Pride Corp.	590	26,538
Grocery Outlet Holding Corp.*	1,650	20,493
Marzetti Co	109	18,832
Total Food		1,849,180

Beverages - 25.5%
Coca-Cola Co.	4,137	292,693
PepsiCo, Inc.	1,839	242,822
Keurig Dr Pepper, Inc.	3,880	128,273
Monster Beverage Corp.*	2,041	127,848
Coca-Cola Europacific Partners plc	1,088	100,879
Constellation Brands, Inc. — Class A	565	91,914
Brown-Forman Corp. — Class B	2,581	69,455
Anheuser-Busch InBev S.A. ADR[1]	943	64,803
Celsius Holdings, Inc.*	1,307	60,632
Diageo plc ADR	578	58,285
Fomento Economico Mexicano SAB de CV ADR	549	56,536
Molson Coors Beverage Co. — Class B	1,168	56,169
Primo Brands Corp. — Class A	1,839	54,471
Coca-Cola Consolidated, Inc.	427	47,675
Total Beverages		1,452,455

Cosmetics & Personal Care - 16.6%
Procter & Gamble Co.	2,241	357,036
Colgate-Palmolive Co.	1,831	166,438
Kenvue, Inc.	5,762	120,599
Estee Lauder Companies, Inc. — Class A	1,315	106,252
Unilever plc ADR	1,059	64,779
Haleon plc ADR	5,752	59,648
elf Beauty, Inc.*	394	49,029
Inter Parfums, Inc.	132	17,333
Total Cosmetics & Personal Care		941,114

Agriculture - 14.5%
Philip Morris International, Inc.	1,724	313,992
Altria Group, Inc.	3,312	194,183
Archer-Daniels-Midland Co.	1,911	100,863
British American Tobacco plc ADR	1,581	74,829
Bunge Global S.A.	812	65,187
Darling Ingredients, Inc.*	1,308	49,625
Vital Farms, Inc.*	625	24,075
Total Agriculture		822,754

Household Products & Housewares - 6.3%
Kimberly-Clark Corp.	975	125,697
Church & Dwight Company, Inc.	978	93,995
Clorox Co.	607	72,882
WD-40 Co.	99	22,581
Spectrum Brands Holdings, Inc.	411	21,783
Reynolds Consumer Products, Inc.	980	20,992
Total Household Products & Housewares		357,930

Retail - 2.0%
Casey’s General Stores, Inc.	159	81,133
Freshpet, Inc.*	483	32,825
Total Retail		113,958

Internet - 1.0%
Maplebear, Inc.*	1,288	58,269

Pharmaceuticals - 0.9%
BellRing Brands, Inc.*	907	52,542

Total Common Stocks
(Cost $2,607,410)		5,648,202

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Chase Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$20,812	20,812
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	8,980	8,980
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	8,672	8,672
Total Repurchase Agreements
(Cost $38,464)		38,464

18 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
CONSUMER PRODUCTS FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	49,490	$49,490
Total Securities Lending Collateral
(Cost $49,490)		49,490

Total Investments - 100.9%
(Cost $2,695,364)		$5,736,156
Other Assets & Liabilities, net - (0.9)%		(49,093)
Total Net Assets - 100.0%		$5,687,063

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,648,202	$—	$—	$5,648,202
Repurchase Agreements	—	38,464	—	38,464
Securities Lending Collateral	49,490	—	—	49,490
Total Assets	$5,697,692	$38,464	$—	$5,736,156

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $48,585 of securities loaned (cost $2,656,900)	$5,697,692
Repurchase agreements, at value (cost $38,464)	38,464
Receivables:
Dividends	12,953
Fund shares sold	7,637
Securities lending income	14
Interest	5
Total assets	5,756,765

Liabilities:
Payable for:
Return of securities lending collateral	49,490
Management fees	3,877
Transfer agent fees	2,610
Investor service fees	1,140
Fund shares redeemed	1,058
Portfolio accounting and administration fees	479
Trustees’ fees*	60
Miscellaneous	10,988
Total liabilities	69,702
Net assets	$5,687,063

Net assets consist of:
Paid in capital	$2,198,089
Total distributable earnings (loss)	3,488,974
Net assets	$5,687,063
Capital shares outstanding	78,784
Net asset value per share	$72.19

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends	$85,351
Interest	731
Income from securities lending, net	86
Total investment income	86,168

Expenses:
Management fees	24,386
Investor service fees	7,172
Transfer agent fees	8,039
Professional fees	5,522
Portfolio accounting and administration fees	4,447
Custodian fees	406
Trustees’ fees*	378
Line of credit fees	5
Miscellaneous	2,684
Total expenses	53,039
Less:
Expenses reimbursed by Adviser	(1,435)
Net expenses	51,604
Net investment income	34,564

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	278,103
Net realized gain	278,103
Net change in unrealized appreciation (depreciation) on:
Investments	(167,648)
Net change in unrealized appreciation (depreciation)	(167,648)
Net realized and unrealized gain	110,455
Net increase in net assets resulting from operations	$145,019

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

20 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$34,564	$81,209
Net realized gain on investments	278,103	1,460,699
Net change in unrealized appreciation (depreciation) on investments	(167,648)	(1,288,294)
Net increase in net assets resulting from operations	145,019	253,614

Distributions to shareholders	—	(101,574)

Capital share transactions:
Proceeds from sale of shares	1,152,125	41,746,626
Distributions reinvested	—	101,574
Cost of shares redeemed	(1,594,844)	(44,593,098)
Net decrease from capital share transactions	(442,719)	(2,744,898)
Net decrease in net assets	(297,700)	(2,592,858)

Net assets:
Beginning of period	5,984,763	8,577,621
End of period	$5,687,063	$5,984,763

Capital share activity:
Shares sold	15,941	582,865
Shares issued from reinvestment of distributions	—	1,439
Shares redeemed	(22,310)	(624,659)
Net decrease in shares	(6,369)	(40,355)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$70.28	$68.34	$71.96	$77.68	$70.88	$67.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.43	.75	.65	.81	.50	.51
Net gain (loss) on investments (realized and unrealized)	1.48	2.27	(2.99)	(1.66)	7.00	4.44
Total from investment operations	1.91	3.02	(2.34)	(.85)	7.50	4.95
Less distributions from:
Net investment income	—	(1.08)	(.93)	(.54)	(.64)	(.59)
Net realized gains	—	—	(.35)	(4.33)	(.06)	(.91)
Total distributions	—	(1.08)	(1.28)	(4.87)	(.70)	(1.50)
Net asset value, end of period	$72.19	$70.28	$68.34	$71.96	$77.68	$70.88

Total Return[c]	2.72%	4.42%	(3.30%)	(0.91%)	10.62%	7.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,687	$5,985	$8,578	$12,833	$15,675	$15,787
Ratios to average net assets:
Net investment income (loss)	1.20%	1.05%	0.92%	1.10%	0.68%	0.79%
Total expenses	1.85%	1.78%	1.80%	1.77%	1.69%	1.82%
Net expenses[d]	1.80%	1.73%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	24%	558%	126%	149%	162%	155%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

22 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
ELECTRONICS FUND

	Shares	Value
COMMON STOCKS† - 98.8%

Semiconductors - 91.9%
NVIDIA Corp.	13,997	$2,211,386
Broadcom, Inc.	4,682	1,290,593
Advanced Micro Devices, Inc.*	4,044	573,844
Texas Instruments, Inc.	2,351	488,115
QUALCOMM, Inc.	2,893	460,739
Applied Materials, Inc.	2,350	430,215
Micron Technology, Inc.	3,431	422,871
Lam Research Corp.	4,105	399,581
KLA Corp.	428	383,377
Analog Devices, Inc.	1,608	382,736
Intel Corp.*	15,148	339,315
Marvell Technology, Inc.	3,839	297,139
Microchip Technology, Inc.	3,097	217,936
Taiwan Semiconductor Manufacturing Company Ltd. ADR	943	213,580
NXP Semiconductor N.V.	939	205,162
Monolithic Power Systems, Inc.	280	204,786
ASML Holding N.V. — Class G	237	189,929
ARM Holdings plc ADR*	1,142	184,707
ON Semiconductor Corp.*	3,056	160,165
Teradyne, Inc.	1,511	135,869
STMicroelectronics N.V. — Class Y1	4,141	125,928
Entegris, Inc.	1,513	122,023
ASE Technology Holding Company Ltd. ADR	11,629	120,128
Skyworks Solutions, Inc.	1,591	118,561
Astera Labs, Inc.*	1,305	117,998
Kulicke & Soffa Industries, Inc.	3,360	116,256
United Microelectronics Corp. ADR[1]	14,808	113,281
MACOM Technology Solutions Holdings, Inc.*	772	110,620
Nova Ltd.*	401	110,355
Qorvo, Inc.*	1,174	99,684
Rambus, Inc.*	1,459	93,405
MKS, Inc.	925	91,908
Lattice Semiconductor Corp.*	1,823	89,309
Cirrus Logic, Inc.*	777	81,006
Onto Innovation, Inc.*	772	77,918
Silicon Laboratories, Inc.*	515	75,890
Allegro MicroSystems, Inc.*	2,213	75,662
Semtech Corp.*	1,588	71,682
GLOBALFOUNDRIES, Inc.*	1,818	69,448
Ambarella, Inc.*,1	951	62,828
Impinj, Inc.*	544	60,422
Power Integrations, Inc.	1,073	59,981
FormFactor, Inc.*	1,655	56,949
Synaptics, Inc.*	851	55,162
Amkor Technology, Inc.	2,619	54,973
Diodes, Inc.*	1,037	54,847
Axcelis Technologies, Inc.*	749	52,198
SiTime Corp.*	238	50,713
ACM Research, Inc. — Class A*	1,606	41,595
MaxLinear, Inc. — Class A*	2,764	39,276
Veeco Instruments, Inc.*	1,807	36,718
Penguin Solutions, Inc.*	1,747	34,608
Wolfspeed, Inc.*,1	7,717	3,078
Total Semiconductors		11,736,455

Energy-Alternate Sources - 3.5%
First Solar, Inc.*	865	143,192
Canadian Solar, Inc.*,1	10,591	116,925
SolarEdge Technologies, Inc.*,1	5,682	115,913
Enphase Energy, Inc.*	1,883	74,661
Total Energy-Alternate Sources		450,691

Telecommunications - 1.1%
Credo Technology Group Holding Ltd.*	1,499	138,792

Electronics - 1.1%
Camtek Ltd.*,1	1,575	133,182

Electrical Components & Equipment - 0.7%
Universal Display Corp.	579	89,432

Computers - 0.5%
Rigetti Computing, Inc.*,1	5,502	65,254

Total Common Stocks
(Cost $3,715,592)		12,613,806

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$55,775	55,775
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	24,067	24,067
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	23,240	23,240
Total Repurchase Agreements
(Cost $103,082)		103,082

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	529,680	529,680
Total Securities Lending Collateral
(Cost $529,680)		529,680

Total Investments - 103.7%
(Cost $4,348,354)		$13,246,568
Other Assets & Liabilities, net - (3.7)%		(469,932)
Total Net Assets - 100.0%		$12,776,636

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
ELECTRONICS FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,613,806	$—	$—	$12,613,806
Repurchase Agreements	—	103,082	—	103,082
Securities Lending Collateral	529,680	—	—	529,680
Total Assets	$13,143,486	$103,082	$—	$13,246,568

24 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $515,346 of securities loaned (cost $4,245,272)	$13,143,486
Repurchase agreements, at value (cost $103,082)	103,082
Receivables:
Fund shares sold	104,839
Dividends	9,343
Securities lending income	3,518
Interest	13
Total assets	13,364,281

Liabilities:
Payable for:
Return of securities lending collateral	529,680
Transfer agent fees	8,006
Management fees	7,934
Investor service fees	2,333
Portfolio accounting and administration fees	980
Fund shares redeemed	308
Trustees’ fees*	209
Miscellaneous	38,195
Total liabilities	587,645
Net assets	$12,776,636

Net assets consist of:
Paid in capital	$2,793,078
Total distributable earnings (loss)	9,983,558
Net assets	$12,776,636
Capital shares outstanding	49,679
Net asset value per share	$257.18

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $678)	$74,498
Interest	3,415
Income from securities lending, net	10,622
Total investment income	88,535

Expenses:
Management fees	82,410
Investor service fees	24,238
Transfer agent fees	29,882
Portfolio accounting and administration fees	15,027
Professional fees	12,718
Printing expenses	9,158
Trustees’ fees*	1,753
Custodian fees	1,433
Line of credit fees	36
Miscellaneous	2,102
Total expenses	178,757
Less:
Expenses reimbursed by Adviser	(4,848)
Net expenses	173,909
Net investment loss	(85,374)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,042,346
Net realized gain	2,042,346
Net change in unrealized appreciation (depreciation) on:
Investments	(5,269,560)
Net change in unrealized appreciation (depreciation)	(5,269,560)
Net realized and unrealized loss	(3,227,214)
Net decrease in net assets resulting from operations	$(3,312,588)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(85,374)	$(300,801)
Net realized gain on investments	2,042,346	6,547,055
Net change in unrealized appreciation (depreciation) on investments	(5,269,560)	(398,798)
Net increase (decrease) in net assets resulting from operations	(3,312,588)	5,847,456

Distributions to shareholders	—	(459,070)

Capital share transactions:
Proceeds from sale of shares	2,866,540	14,157,280
Distributions reinvested	—	459,070
Cost of shares redeemed	(15,684,038)	(26,449,667)
Net decrease from capital share transactions	(12,817,498)	(11,833,317)
Net decrease in net assets	(16,130,086)	(6,444,931)

Net assets:
Beginning of period	28,906,722	35,351,653
End of period	$12,776,636	$28,906,722

Capital share activity:
Shares sold	12,148	59,399
Shares issued from reinvestment of distributions	—	1,776
Shares redeemed	(85,811)	(110,795)
Net decrease in shares	(73,663)	(49,620)

26 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$234.36	$204.39	$135.09	$210.77	$162.39	$105.84
Income (loss) from investment operations:
Net investment income (loss)[b]	(.98)	(2.01)	(1.04)	(.99)	(1.50)	(.73)
Net gain (loss) on investments (realized and unrealized)	23.80 [e]	35.29	74.72	(67.42)	60.92	59.27
Total from investment operations	22.82	33.28	73.68	(68.41)	59.42	58.54
Less distributions from:
Net realized gains	—	(3.31)	(4.38)	(7.27)	(11.04)	(1.99)
Total distributions	—	(3.31)	(4.38)	(7.27)	(11.04)	(1.99)
Net asset value, end of period	$257.18	$234.36	$204.39	$135.09	$210.77	$162.39

Total Return[c]	9.74%	16.13%	54.75%	(32.70%)	38.25%	55.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,777	$28,907	$35,352	$10,807	$16,564	$12,151
Ratios to average net assets:
Net investment income (loss)	(0.88%)	(0.85%)	(0.60%)	(0.62%)	(0.82%)	(0.62%)
Total expenses	1.84%	1.78%	1.81%	1.77%	1.70%	1.82%
Net expenses[d]	1.79%	1.73%	1.78%	1.77%	1.70%	1.82%
Portfolio turnover rate	17%	52%	70%	115%	197%	158%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
ENERGY FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Oil & Gas - 62.1%
Exxon Mobil Corp.	6,535	$704,473
Chevron Corp.	3,507	502,167
ConocoPhillips	3,807	341,640
EOG Resources, Inc.	2,221	265,654
Marathon Petroleum Corp.	1,425	236,707
Phillips 66	1,905	227,266
Valero Energy Corp.	1,607	216,013
Hess Corp.	1,480	205,039
Equities Corp.	3,431	200,096
Occidental Petroleum Corp.	4,199	176,400
Expand Energy Corp.	1,482	173,305
Diamondback Energy, Inc.	1,178	161,857
BP plc ADR	5,237	156,743
Shell plc ADR	2,072	145,889
Devon Energy Corp.	4,531	144,131
Coterra Energy, Inc. — Class A	5,557	141,037
Canadian Natural Resources Ltd.	4,167	130,844
Petroleo Brasileiro S.A. ADR	10,167	127,189
Suncor Energy, Inc.	3,184	119,241
Antero Resources Corp.*	2,827	113,872
Viper Energy, Inc.	2,775	105,811
Cenovus Energy, Inc.	7,719	104,978
Range Resources Corp.	2,534	103,058
Permian Resources Corp.	7,433	101,237
Ovintiv, Inc.	2,635	100,262
HF Sinclair Corp.	2,136	87,747
Equinor ASA ADR[1]	3,421	86,004
APA Corp.	4,430	81,025
Matador Resources Co.	1,602	76,447
Chord Energy Corp.	780	75,543
CNX Resources Corp.*	2,170	73,086
Texas Pacific Land Corp.	63	66,553
Magnolia Oil & Gas Corp. — Class A	2,954	66,406
California Resources Corp.	1,377	62,888
Weatherford International plc	1,217	61,227
Transocean Ltd.*	22,427	58,086
Noble Corporation plc	2,174	57,720
Murphy Oil Corp.	2,448	55,080
SM Energy Co.	2,142	52,929
Northern Oil & Gas, Inc.	1,846	52,334
Comstock Resources, Inc.*	1,821	50,387
Civitas Resources, Inc.	1,811	49,839
Valaris Ltd.*	1,177	49,563
Patterson-UTI Energy, Inc.	8,085	47,944
PBF Energy, Inc. — Class A	2,100	45,507
Crescent Energy Co. — Class A	4,624	39,766
Helmerich & Payne, Inc.	2,293	34,762
Vital Energy, Inc.*,1	1,287	20,708
Total Oil & Gas		6,356,460

Pipelines - 18.3%
Williams Companies, Inc.	4,724	296,714
Kinder Morgan, Inc.	8,797	258,632
Cheniere Energy, Inc.	999	243,276
ONEOK, Inc.	2,876	234,768
Targa Resources Corp.	1,185	206,285
Enbridge, Inc.	2,996	135,779
DT Midstream, Inc.	1,031	113,317
Golar LNG Ltd.	2,468	101,657
TC Energy Corp.	2,078	101,385
Antero Midstream Corp.	4,494	85,161
Pembina Pipeline Corp.	1,964	73,670
New Fortress Energy, Inc.*,1	7,652	25,405
Total Pipelines		1,876,049

Oil & Gas Services - 8.6%
Schlumberger N.V.	6,500	219,700
Baker Hughes Co.	5,331	204,390
Halliburton Co.	6,255	127,477
TechnipFMC plc	3,022	104,078
ChampionX Corp.	2,809	69,776
NOV, Inc.	5,494	68,290
Tidewater, Inc.*	984	45,392
Liberty Energy, Inc. — Class A	3,647	41,868
Total Oil & Gas Services		880,971

Energy-Alternate Sources - 3.8%
First Solar, Inc.*	819	135,577
SolarEdge Technologies, Inc.*,1	4,111	83,864
Enphase Energy, Inc.*	1,784	70,736
Sunrun, Inc.*	5,307	43,411
Plug Power, Inc.*,1	18,802	28,015
Green Plains, Inc.*	3,815	23,005
Total Energy-Alternate Sources		384,608

Mining - 2.4%
Cameco Corp.	1,842	136,731
Uranium Energy Corp.*	8,709	59,221
Centrus Energy Corp. — Class A*	243	44,513
Total Mining		240,465

Transportation - 1.2%
Scorpio Tankers, Inc.	1,669	65,308
Frontline plc[1]	3,950	64,819
Total Transportation		130,127

Coal - 1.0%
Core Natural Resources, Inc.	871	60,744
Peabody Energy Corp.	3,141	42,152
Total Coal		102,896

Metal Fabricate & Hardware - 0.8%
Tenaris S.A. ADR	2,176	81,382

Retail - 0.7%
Murphy USA, Inc.	177	72,004

Machinery-Diversified - 0.6%
Cactus, Inc. — Class A	1,373	60,028

Total Common Stocks
(Cost $5,341,857)		10,184,990

28 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
ENERGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$20,848	$20,848
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	8,996	8,996
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	8,687	8,687
Total Repurchase Agreements
(Cost $38,531)		38,531

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	227,949	227,949
Total Securities Lending Collateral
(Cost $227,949)		227,949

Total Investments - 102.1%
(Cost $5,608,337)		$10,451,470
Other Assets & Liabilities, net - (2.1)%		(211,479)
Total Net Assets - 100.0%		$10,239,991

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,184,990	$—	$—	$10,184,990
Repurchase Agreements	—	38,531	—	38,531
Securities Lending Collateral	227,949	—	—	227,949
Total Assets	$10,412,939	$38,531	$—	$10,451,470

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $229,387 of securities loaned (cost $5,569,806)	$10,412,939
Repurchase agreements, at value (cost $38,531)	38,531
Cash	1,927
Receivables:
Securities sold	61,493
Fund shares sold	12,648
Dividends	9,271
Securities lending income	363
Interest	5
Total assets	10,537,177

Liabilities:
Payable for:
Return of securities lending collateral	227,949
Fund shares redeemed	36,000
Management fees	6,833
Transfer agent fees	4,537
Investor service fees	2,010
Portfolio accounting and administration fees	844
Trustees’ fees*	103
Miscellaneous	18,910
Total liabilities	297,186
Net assets	$10,239,991

Net assets consist of:
Paid in capital	$7,728,226
Total distributable earnings (loss)	2,511,765
Net assets	$10,239,991
Capital shares outstanding	43,363
Net asset value per share	$236.15

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $2,508)	$147,895
Interest	1,521
Income from securities lending, net	1,378
Total investment income	150,794

Expenses:
Management fees	43,159
Investor service fees	12,694
Transfer agent fees	14,234
Professional fees	10,515
Portfolio accounting and administration fees	7,870
Custodian fees	721
Trustees’ fees*	674
Line of credit fees	7
Miscellaneous	3,957
Total expenses	93,831
Less:
Expenses reimbursed by Adviser	(2,539)
Net expenses	91,292
Net investment income	59,502

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(186,549)
Net realized loss	(186,549)
Net change in unrealized appreciation (depreciation) on:
Investments	(996,915)
Net change in unrealized appreciation (depreciation)	(996,915)
Net realized and unrealized loss	(1,183,464)
Net decrease in net assets resulting from operations	$(1,123,962)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

30 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$59,502	$189,213
Net realized gain (loss) on investments	(186,549)	2,155,145
Net change in unrealized appreciation (depreciation) on investments	(996,915)	(1,945,872)
Net increase (decrease) in net assets resulting from operations	(1,123,962)	398,486

Distributions to shareholders	—	(356,907)

Capital share transactions:
Proceeds from sale of shares	42,208,525	169,034,724
Distributions reinvested	—	356,907
Cost of shares redeemed	(40,671,332)	(176,181,571)
Net increase (decrease) from capital share transactions	1,537,193	(6,789,940)
Net increase (decrease) in net assets	413,231	(6,748,361)

Net assets:
Beginning of period	9,826,760	16,575,121
End of period	$10,239,991	$9,826,760

Capital share activity:
Shares sold	169,060	650,246
Shares issued from reinvestment of distributions	—	1,369
Shares redeemed	(166,641)	(678,172)
Net increase (decrease) in shares	2,419	(26,557)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$240.00	$245.55	$251.65	$171.83	$114.99	$176.90
Income (loss) from investment operations:
Net investment income (loss)[b]	1.38	3.13	4.00	5.48	2.42	.96
Net gain (loss) on investments (realized and unrealized)	(5.23)	(2.47)[e]	(.13)	77.00	55.43	(62.41)
Total from investment operations	(3.85)	.66	3.87	82.48	57.85	(61.45)
Less distributions from:
Net investment income	—	(6.21)	(9.97)	(2.66)	(1.01)	(.46)
Total distributions	—	(6.21)	(9.97)	(2.66)	(1.01)	(.46)
Net asset value, end of period	$236.15	$240.00	$245.55	$251.65	$171.83	$114.99

Total Return[c]	(1.60%)	0.07%	1.61%	48.29%	50.46%	(34.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,240	$9,827	$16,575	$23,477	$16,714	$6,189
Ratios to average net assets:
Net investment income (loss)	1.17%	1.23%	1.63%	2.38%	1.51%	2.04%
Total expenses	1.85%	1.78%	1.81%	1.77%	1.69%	1.82%
Net expenses[d]	1.80%	1.73%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	415%	1,179%	229%	307%	316%	317%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]	Reverse share split — Per share amounts for the years presented through December 31, 2020 have been restated to reflect a 1:3 reverse share split effective August 24, 2020.

32 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
ENERGY SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Oil & Gas Services - 72.5%
Schlumberger N.V.	11,122	$375,924
Baker Hughes Co.	9,121	349,699
Halliburton Co.	10,702	218,107
TechnipFMC plc	3,512	120,953
ChampionX Corp.	4,807	119,406
Archrock, Inc.	4,747	117,868
NOV, Inc.	9,400	116,842
Oceaneering International, Inc.*	3,828	79,316
Kodiak Gas Services, Inc.	2,307	79,061
Tidewater, Inc.*	1,683	77,637
Solaris Energy Infrastructure, Inc. — Class A	2,731	77,260
Liberty Energy, Inc. — Class A	6,240	71,635
Aris Water Solutions, Inc. — Class A	2,640	62,436
Atlas Energy Solutions, Inc.[1]	3,977	53,173
Expro Group Holdings N.V.*	5,900	50,681
Select Water Solutions, Inc. — Class A	5,849	50,535
Helix Energy Solutions Group, Inc.*	8,039	50,163
ProPetro Holding Corp.*	6,689	39,933
RPC, Inc.	8,157	38,583
ProFrac Holding Corp. — Class A*,1	2,176	16,886
Total Oil & Gas Services		2,166,098

Oil & Gas - 20.5%
Weatherford International plc	2,084	104,846
Noble Corporation plc	3,721	98,792
Valaris Ltd.*	2,015	84,852
Patterson-UTI Energy, Inc.	13,834	82,036
Seadrill Ltd.*	2,537	66,596
Transocean Ltd.*	24,859	64,385
Helmerich & Payne, Inc.	3,925	59,503
Borr Drilling Ltd.*	19,009	34,786
Nabors Industries Ltd.*	656	18,381
Total Oil & Gas		614,177

Machinery-Diversified - 3.4%
Cactus, Inc. — Class A	2,349	102,698

Metal Fabricate & Hardware - 3.3%
Tenaris S.A. ADR	2,591	96,904

Total Common Stocks
(Cost $1,891,846)		2,979,877

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$12,071	12,071
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	5,209	5,209
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	5,030	5,030
Total Repurchase Agreements
(Cost $22,310)		22,310

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	49,980	49,980
Total Securities Lending Collateral
(Cost $49,980)		49,980

Total Investments - 102.1%
(Cost $1,964,136)		$3,052,167
Other Assets & Liabilities, net - (2.1)%		(62,343)
Total Net Assets - 100.0%		$2,989,824

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
ENERGY SERVICES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,979,877	$—	$—	$2,979,877
Repurchase Agreements	—	22,310	—	22,310
Securities Lending Collateral	49,980	—	—	49,980
Total Assets	$3,029,857	$22,310	$—	$3,052,167

34 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $48,508 of securities loaned (cost $1,941,826)	$3,029,857
Repurchase agreements, at value (cost $22,310)	22,310
Receivables:
Fund shares sold	10,422
Dividends	2,693
Securities lending income	150
Interest	3
Total assets	3,065,435

Liabilities:
Payable for:
Return of securities lending collateral	49,980
Fund shares redeemed	14,204
Management fees	2,001
Transfer agent fees	1,554
Investor service fees	588
Portfolio accounting and administration fees	247
Trustees’ fees*	38
Miscellaneous	6,999
Total liabilities	75,611
Net assets	$2,989,824

Net assets consist of:
Paid in capital	$12,501,338
Total distributable earnings (loss)	(9,511,514)
Net assets	$2,989,824
Capital shares outstanding	12,116
Net asset value per share	$246.77

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $8)	$37,337
Interest	934
Income from securities lending, net	310
Total investment income	38,581

Expenses:
Management fees	17,828
Transfer agent fees	5,871
Investor service fees	5,243
Professional fees	3,745
Portfolio accounting and administration fees	3,251
Custodian fees	295
Trustees’ fees*	269
Line of credit fees	47
Miscellaneous	2,239
Total expenses	38,788
Less:
Expenses reimbursed by Adviser	(1,049)
Net expenses	37,739
Net investment income	842

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(273,011)
Net realized loss	(273,011)
Net change in unrealized appreciation (depreciation) on:
Investments	(820,876)
Net change in unrealized appreciation (depreciation)	(820,876)
Net realized and unrealized loss	(1,093,887)
Net decrease in net assets resulting from operations	$(1,093,045)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$842	$1,990
Net realized gain (loss) on investments	(273,011)	945,153
Net change in unrealized appreciation (depreciation) on investments	(820,876)	(1,283,912)
Net decrease in net assets resulting from operations	(1,093,045)	(336,769)

Capital share transactions:
Proceeds from sale of shares	64,528,336	14,405,185
Cost of shares redeemed	(64,616,526)	(15,646,899)
Net decrease from capital share transactions	(88,190)	(1,241,714)
Net decrease in net assets	(1,181,235)	(1,578,483)

Net assets:
Beginning of period	4,171,059	5,749,542
End of period	$2,989,824	$4,171,059

Capital share activity:
Shares sold	209,890	43,723
Shares redeemed	(211,549)	(47,435)
Net decrease in shares	(1,659)	(3,712)

36 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$302.80	$328.79	$314.84	$220.84	$188.21	$302.92
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.12	(1.88)	(2.27)	.37	.11
Net gain (loss) on investments (realized and unrealized)	(56.09)	(26.11)	15.83	96.27	32.56	(114.69)
Total from investment operations	(56.03)	(25.99)	13.95	94.00	32.93	(114.58)
Less distributions from:
Net investment income	—	—	—	—	(.30)	(.13)
Total distributions	—	—	—	—	(.30)	(.13)
Net asset value, end of period	$246.77	$302.80	$328.79	$314.84	$220.84	$188.21

Total Return[c]	(18.50%)	(7.90%)	4.43%	42.56%	17.50%	(37.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,990	$4,171	$5,750	$17,546	$8,693	$3,825
Ratios to average net assets:
Net investment income (loss)	0.04%	0.04%	(0.58%)	(0.80%)	0.16%	0.44%
Total expenses	1.85%	1.78%	1.80%	1.77%	1.69%	1.82%
Net expenses[d]	1.80%	1.73%	1.78%	1.77%	1.69%	1.82%
Portfolio turnover rate	1,273%	252%	290%	337%	301%	817%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Reverse share split — Per share amounts for the years presented through December 31, 2020 have been restated to reflect a 1:10 reverse share split effective August 24, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
FINANCIAL SERVICES FUND

	Shares	Value
COMMON STOCKS† - 98.9%

Banks - 25.6%
JPMorgan Chase & Co.	1,122	$325,279
Bank of America Corp.	4,350	205,842
Wells Fargo & Co.	2,343	187,721
Goldman Sachs Group, Inc.	249	176,230
Morgan Stanley	1,062	149,593
Citigroup, Inc.	1,707	145,300
NU Holdings Limited/Cayman Islands — Class A*	7,270	99,744
PNC Financial Services Group, Inc.	520	96,938
U.S. Bancorp	2,067	93,532
Bank of New York Mellon Corp.	986	89,834
Truist Financial Corp.	2,004	86,152
ICICI Bank Ltd. ADR	2,067	69,534
HDFC Bank Ltd. ADR	885	67,853
Toronto-Dominion Bank	918	67,427
Popular, Inc.	608	67,008
Royal Bank of Canada	497	65,380
Bank of Nova Scotia	1,162	64,224
M&T Bank Corp.	326	63,241
State Street Corp.	580	61,677
Fifth Third Bancorp	1,445	59,433
Northern Trust Corp.	454	57,563
Huntington Bancshares, Inc.	3,322	55,677
Regions Financial Corp.	2,237	52,614
KeyCorp	2,884	50,239
Citizens Financial Group, Inc.	1,105	49,449
East West Bancorp, Inc.	422	42,613
First Horizon Corp.	1,763	37,376
Western Alliance Bancorporation	420	32,751
Comerica, Inc.	531	31,674
Zions Bancorp North America	606	31,476
Commerce Bancshares, Inc.	505	31,396
UMB Financial Corp.	286	30,076
Old National Bancorp	1,377	29,385
Bank OZK	537	25,271
Columbia Banking System, Inc.	1,053	24,619
Valley National Bancorp	2,571	22,959
Pinnacle Financial Partners, Inc.	192	21,199
First Citizens BancShares, Inc. — Class A	10	19,565
Wintrust Financial Corp.	153	18,969
Total Banks		2,906,813

Diversified Financial Services - 24.1%
Visa, Inc. — Class A	807	286,525
Mastercard, Inc. — Class A	413	232,081
American Express Co.	455	145,136
Charles Schwab Corp.	1,560	142,334
Blackrock, Inc.	132	138,501
Capital One Financial Corp.	624	132,762
Coinbase Global, Inc. — Class A*	356	124,774
Intercontinental Exchange, Inc.	621	113,935
CME Group, Inc. — Class A	403	111,075
Interactive Brokers Group, Inc. — Class A	1,978	109,601
Apollo Global Management, Inc.	596	84,555
Ares Management Corp. — Class A	473	81,924
Ameriprise Financial, Inc.	148	78,992
Nasdaq, Inc.	824	73,682
XP, Inc. — Class A	3,574	72,195
Tradeweb Markets, Inc. — Class A	433	63,391
Blue Owl Capital, Inc.	3,120	59,935
Raymond James Financial, Inc.	385	59,048
Synchrony Financial	867	57,864
Cboe Global Markets, Inc.	236	55,038
SoFi Technologies, Inc.*	2,908	52,955
T. Rowe Price Group, Inc.	528	50,952
LPL Financial Holdings, Inc.	135	50,621
TPG, Inc.	889	46,628
Ally Financial, Inc.	961	37,431
SEI Investments Co.	405	36,393
Mr Cooper Group, Inc.*	215	32,080
Jefferies Financial Group, Inc.	580	31,720
Franklin Resources, Inc.	1,295	30,886
Invesco Ltd.	1,907	30,073
Virtu Financial, Inc. — Class A	651	29,158
SLM Corp.	873	28,626
Upstart Holdings, Inc.*	427	27,618
Hamilton Lane, Inc. — Class A	182	25,866
Total Diversified Financial Services		2,734,355

REITs - 17.7%
American Tower Corp. — Class A	513	113,383
Welltower, Inc.	723	111,147
Prologis, Inc.	1,034	108,694
Equinix, Inc.	115	91,479
Digital Realty Trust, Inc.	483	84,201
Realty Income Corp.	1,379	79,444
Simon Property Group, Inc.	491	78,933
Crown Castle, Inc.	729	74,890
Public Storage	255	74,822
VICI Properties, Inc.	1,991	64,907
Extra Space Storage, Inc.	413	60,893
Iron Mountain, Inc.	588	60,311
Ventas, Inc.	929	58,666
AvalonBay Communities, Inc.	287	58,404
SBA Communications Corp.	240	56,362
Equity Residential	799	53,925
Invitation Homes, Inc.	1,431	46,937
Weyerhaeuser Co.	1,801	46,268
Mid-America Apartment Communities, Inc.	307	45,439
Sun Communities, Inc.	350	44,272
Kimco Realty Corp.	1,958	41,157
Regency Centers Corp.	565	40,245
UDR, Inc.	980	40,013
Alexandria Real Estate Equities, Inc.	535	38,857
Lamar Advertising Co. — Class A	320	38,835
Healthpeak Properties, Inc.	2,204	38,592
Gaming and Leisure Properties, Inc.	824	38,464
Camden Property Trust	330	37,188
American Homes 4 Rent — Class A	1,025	36,972
Annaly Capital Management, Inc.	1,937	36,454
Equity LifeStyle Properties, Inc.	579	35,707

38 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
FINANCIAL SERVICES FUND

	Shares	Value
Host Hotels & Resorts, Inc.	2,311	$35,497
BXP, Inc.[1]	513	34,612
AGNC Investment Corp.[1]	3,609	33,167
Rexford Industrial Realty, Inc.	881	31,337
Sabra Health Care REIT, Inc.	1,249	23,032
Lineage, Inc.[1]	436	18,975
Total REITs		2,012,481

Insurance - 17.6%
Berkshire Hathaway, Inc. — Class B*	729	354,126
Progressive Corp.	515	137,433
Marsh & McLennan Companies, Inc.	522	114,130
Arthur J Gallagher & Co.	310	99,237
Willis Towers Watson plc	310	95,015
Arch Capital Group Ltd.	978	89,047
Chubb Ltd.	297	86,047
Travelers Companies, Inc.	320	85,613
Aon plc — Class A	238	84,909
Aflac, Inc.	799	84,263
Allstate Corp.	396	79,719
American International Group, Inc.	903	77,288
MetLife, Inc.	931	74,871
Prudential Financial, Inc.	643	69,084
Hartford Insurance Group, Inc.	523	66,353
Brown & Brown, Inc.	560	62,087
Everest Group Ltd.	182	61,853
Cincinnati Financial Corp.	356	53,016
W R Berkley Corp.	686	50,400
Equitable Holdings, Inc.	842	47,236
Principal Financial Group, Inc.	594	47,181
Corebridge Financial, Inc.	961	34,115
Erie Indemnity Co. — Class A	62	21,501
Selective Insurance Group, Inc.	201	17,417
Total Insurance		1,991,941

Commercial Services - 6.6%
S&P Global, Inc.	276	145,532
Moody’s Corp.	196	98,311
PayPal Holdings, Inc.*	1,250	92,900
Block, Inc. — Class A*	1,063	72,209
StoneCo Ltd. — Class A*	4,494	72,084
Toast, Inc. — Class A*	1,266	56,071
Affirm Holdings, Inc.*	755	52,201
Corpay, Inc.*	154	51,100
Global Payments, Inc.	619	49,545
Shift4 Payments, Inc. — Class A*,1	334	33,103
MarketAxess Holdings, Inc.	138	30,821
Total Commercial Services		753,877

Private Equity - 3.3%
Blackstone, Inc. — Class A	1,028	153,768
KKR & Company, Inc. — Class A	815	108,419
Brookfield Corp.	1,083	66,984
Carlyle Group, Inc.	810	41,634
Total Private Equity		370,805

Software - 2.6%
Fiserv, Inc.*	634	109,308
MSCI, Inc. — Class A	129	74,399
Fidelity National Information Services, Inc.	889	72,374
Jack Henry & Associates, Inc.	222	39,998
Total Software		296,079

Internet - 1.0%
Robinhood Markets, Inc. — Class A*	1,192	111,607

Investment Companies - 0.4%
Ares Capital Corp.	1,952	42,866

Total Common Stocks
(Cost $4,611,273)		11,220,824

PREFERRED STOCKS† - 0.6%
Banks - 0.6%
Itau Unibanco Holding S.A.
ADR	9,366	63,595
Total Preferred Stocks
(Cost $38,327)		63,595

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$44,910	44,910
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	19,379	19,379
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	18,713	18,713
Total Repurchase Agreements
(Cost $83,002)		83,002

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	90,492	90,492
Total Securities Lending Collateral
(Cost $90,492)		90,492

Total Investments - 101.0%
(Cost $4,823,094)		$11,457,913
Other Assets & Liabilities, net - (1.0)%		(118,432)
Total Net Assets - 100.0%		$11,339,481

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
FINANCIAL SERVICES FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,220,824	$—	$—	$11,220,824
Preferred Stocks	63,595	—	—	63,595
Repurchase Agreements	—	83,002	—	83,002
Securities Lending Collateral	90,492	—	—	90,492
Total Assets	$11,374,911	$83,002	$—	$11,457,913

40 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $87,971 of securities loaned (cost $4,740,092)	$11,374,911
Repurchase agreements, at value (cost $83,002)	83,002
Receivables:
Dividends	18,063
Interest	10
Fund shares sold	8
Securities lending income	8
Total assets	11,476,002

Liabilities:
Payable for:
Return of securities lending collateral	90,492
Management fees	8,611
Fund shares redeemed	5,553
Transfer agent fees	5,322
Investor service fees	2,533
Portfolio accounting and administration fees	1,064
Trustees’ fees*	124
Miscellaneous	22,822
Total liabilities	136,521
Net assets	$11,339,481

Net assets consist of:
Paid in capital	$5,278,417
Total distributable earnings (loss)	6,061,064
Net assets	$11,339,481
Capital shares outstanding	91,254
Net asset value per share	$124.26

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $997)	$125,529
Interest	1,894
Income from securities lending, net	92
Total investment income	127,515

Expenses:
Management fees	48,019
Investor service fees	14,123
Transfer agent fees	16,199
Professional fees	10,118
Portfolio accounting and administration fees	8,756
Trustees’ fees*	809
Custodian fees	801
Miscellaneous	5,649
Total expenses	104,474
Less:
Expenses reimbursed by Adviser	(2,825)
Net expenses	101,649
Net investment income	25,866

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	602,778
Net realized gain	602,778
Net change in unrealized appreciation (depreciation) on:
Investments	164,882
Net change in unrealized appreciation (depreciation)	164,882
Net realized and unrealized gain	767,660
Net increase in net assets resulting from operations	$793,526

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$25,866	$64,619
Net realized gain on investments	602,778	871,102
Net change in unrealized appreciation (depreciation) on investments	164,882	1,082,546
Net increase in net assets resulting from operations	793,526	2,018,267

Distributions to shareholders	—	(143,245)

Capital share transactions:
Proceeds from sale of shares	6,363,952	24,972,160
Distributions reinvested	—	143,245
Cost of shares redeemed	(7,373,881)	(29,137,763)
Net decrease from capital share transactions	(1,009,929)	(4,022,358)
Net decrease in net assets	(216,403)	(2,147,336)

Net assets:
Beginning of period	11,555,884	13,703,220
End of period	$11,339,481	$11,555,884

Capital share activity:
Shares sold	53,819	232,295
Shares issued from reinvestment of distributions	—	1,374
Shares redeemed	(62,744)	(276,826)
Net decrease in shares	(8,925)	(43,157)

42 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$115.35	$95.60	$83.94	$112.74	$85.52	$89.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.56	.70	.65	.40	.70
Net gain (loss) on investments (realized and unrealized)	8.64	20.58	10.96	(20.97)	29.49	(1.47)
Total from investment operations	8.91	21.14	11.66	(20.32)	29.89	(.77)
Less distributions from:
Net investment income	—	(.96)	—	(.58)	(.38)	(.74)
Net realized gains	—	(.43)	—	(7.90)	(2.29)	(2.76)
Total distributions	—	(1.39)	—	(8.48)	(2.67)	(3.50)
Net asset value, end of period	$124.26	$115.35	$95.60	$83.94	$112.74	$85.52

Total Return[c]	7.72%	22.26%	13.89%	(18.11%)	35.26%	(0.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,339	$11,556	$13,703	$10,179	$18,140	$10,367
Ratios to average net assets:
Net investment income (loss)	0.46%	0.53%	0.82%	0.67%	0.39%	0.92%
Total expenses	1.85%	1.79%	1.80%	1.77%	1.69%	1.82%
Net expenses[d]	1.80%	1.74%	1.78%	1.77%	1.69%	1.82%
Portfolio turnover rate	50%	201%	95%	101%	170%	339%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
HEALTH CARE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Pharmaceuticals - 31.4%
Eli Lilly & Co.	450	$350,789
Johnson & Johnson	1,738	265,480
AbbVie, Inc.	1,341	248,916
Merck & Company, Inc.	2,428	192,200
Pfizer, Inc.	6,641	160,978
CVS Health Corp.	1,924	132,718
McKesson Corp.	181	132,633
Bristol-Myers Squibb Co.	2,794	129,334
Zoetis, Inc.	685	106,826
Cencora, Inc. — Class A	347	104,048
Becton Dickinson & Co.	563	96,977
AstraZeneca plc ADR	1,340	93,639
Cardinal Health, Inc.	531	89,208
Dexcom, Inc.*	963	84,060
Novo Nordisk A/S ADR[1]	1,099	75,853
Jazz Pharmaceuticals plc*	661	70,145
Novartis AG ADR	555	67,161
Teva Pharmaceutical Industries Ltd. ADR*	3,902	65,398
GSK plc ADR[1]	1,621	62,246
Alkermes plc*	2,075	59,366
Neurocrine Biosciences, Inc.*	391	49,145
Viatris, Inc.	5,009	44,730
Henry Schein, Inc.*	537	39,228
Corcept Therapeutics, Inc.*	501	36,773
Option Care Health, Inc.*	993	32,253
Vaxcyte, Inc.*	838	27,243
Madrigal Pharmaceuticals, Inc.*	57	17,250
Total Pharmaceuticals		2,834,597

Healthcare-Products - 29.2%
Abbott Laboratories	1,569	213,400
Intuitive Surgical, Inc.*	373	202,692
Boston Scientific Corp.*	1,723	185,067
Thermo Fisher Scientific, Inc.	420	170,293
Stryker Corp.	426	168,538
Danaher Corp.	793	156,649
Medtronic plc	1,164	101,466
Edwards Lifesciences Corp.*	1,218	95,260
IDEXX Laboratories, Inc.*	173	92,787
ResMed, Inc.	337	86,946
Agilent Technologies, Inc.	684	80,719
GE HealthCare Technologies, Inc.	1,089	80,662
STERIS plc	281	67,502
Natera, Inc.*	399	67,407
Insulet Corp.*	212	66,606
Waters Corp.*	179	62,478
Zimmer Biomet Holdings, Inc.	648	59,104
West Pharmaceutical Services, Inc.	249	54,481
Baxter International, Inc.	1,796	54,383
Cooper Companies, Inc.*	742	52,801
Hologic, Inc.*	810	52,780
Align Technology, Inc.*	277	52,444
Exact Sciences Corp.*	833	44,266
Avantor, Inc.*	3,058	41,161
Masimo Corp.*	244	41,046
Bio-Techne Corp.	765	39,359
Lantheus Holdings, Inc.*	403	32,990
Merit Medical Systems, Inc.*	351	32,811
Repligen Corp.*	263	32,712
Bruker Corp.	713	29,376
TransMedics Group, Inc.*	213	28,544
Dentsply Sirona, Inc.	1,553	24,662
PROCEPT BioRobotics Corp.*	409	23,558
Twist Bioscience Corp.*	583	21,449
Tandem Diabetes Care, Inc.*	796	14,837
Total Healthcare-Products		2,631,236

Biotechnology - 21.0%
Amgen, Inc.	594	165,851
Gilead Sciences, Inc.	1,482	164,309
Vertex Pharmaceuticals, Inc.*	330	146,916
Regeneron Pharmaceuticals, Inc.	198	103,950
Alnylam Pharmaceuticals, Inc.*	286	93,262
CRISPR Therapeutics AG*,1	1,470	71,501
Argenx SE ADR*	117	64,493
BioNTech SE ADR*,1	597	63,563
Insmed, Inc.*	605	60,887
Royalty Pharma plc — Class A	1,671	60,206
Biogen, Inc.*	466	58,525
Illumina, Inc.*	584	55,719
United Therapeutics Corp.*	173	49,712
Exelixis, Inc.*	1,108	48,835
Incyte Corp.*	672	45,763
BioMarin Pharmaceutical, Inc.*	804	44,196
Moderna, Inc.*	1,582	43,647
Blueprint Medicines Corp.*	313	40,120
Bridgebio Pharma, Inc.*	907	39,164
Ionis Pharmaceuticals, Inc.*	921	36,389
Guardant Health, Inc.*	694	36,116
Halozyme Therapeutics, Inc.*	665	34,593
Legend Biotech Corp. ADR*	947	33,609
Revolution Medicines, Inc.*	905	33,295
TG Therapeutics, Inc.*	863	31,059
Roivant Sciences Ltd.*	2,620	29,527
Cytokinetics, Inc.*	820	27,093
ADMA Biologics, Inc.*	1,466	26,696
SpringWorks Therapeutics, Inc.*	552	25,939
Axsome Therapeutics, Inc.*	234	24,427
Avidity Biosciences, Inc.*	840	23,856
Viking Therapeutics, Inc.*	855	22,658
Krystal Biotech, Inc.*	151	20,757
Crinetics Pharmaceuticals, Inc.*	685	19,701
Apellis Pharmaceuticals, Inc.*	1,062	18,383
Novavax, Inc.*,1	2,034	12,814
Sarepta Therapeutics, Inc.*	702	12,004
Iovance Biotherapeutics, Inc.*,1	3,663	6,300
Total Biotechnology		1,895,835

Healthcare-Services - 15.6%
UnitedHealth Group, Inc.	742	231,482
Cigna Group	407	134,546

44 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
HEALTH CARE FUND

	Shares	Value
Elevance Health, Inc.	338	$131,468
HCA Healthcare, Inc.	298	114,164
ICON plc*	544	79,125
Humana, Inc.	316	77,256
Centene Corp.*	1,336	72,518
IQVIA Holdings, Inc.*	453	71,388
Labcorp Holdings, Inc.	251	65,890
Quest Diagnostics, Inc.	350	62,871
Tenet Healthcare Corp.*	326	57,376
Molina Healthcare, Inc.*	191	56,899
Universal Health Services, Inc. — Class B	262	47,461
HealthEquity, Inc.*	401	42,009
Ensign Group, Inc.	269	41,496
Charles River Laboratories International, Inc.*	250	37,932
DaVita, Inc.*	234	33,333
Medpace Holdings, Inc.*	105	32,955
Acadia Healthcare Company, Inc.*	894	20,285
Total Healthcare-Services		1,410,454

Software - 1.7%
Veeva Systems, Inc. — Class A*	320	92,154
Tempus AI, Inc.*,1	545	34,629
Waystar Holding Corp.*	679	27,751
Total Software		154,534

Internet - 0.5%
Hims & Hers Health, Inc.*,1	806	40,179

Total Common Stocks
(Cost $3,508,370)		8,966,835

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson	307	—
Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$39,567	39,567
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	17,073	17,073
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	16,486	16,486
Total Repurchase Agreements
(Cost $73,126)		73,126

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	282,360	282,360
Total Securities Lending Collateral
(Cost $282,360)		282,360

Total Investments - 103.3%
(Cost $3,863,856)		$9,322,321
Other Assets & Liabilities, net - (3.3)%		(294,928)
Total Net Assets - 100.0%		$9,027,393

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
HEALTH CARE FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$8,966,835	$—	$—		$8,966,835
Rights	—	—	—	*	—
Repurchase Agreements	—	73,126	—		73,126
Securities Lending Collateral	282,360	—	—		282,360
Total Assets	$9,249,195	$73,126	$—		$9,322,321

*	Security has a market value of $0.

46 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $276,644 of securities loaned (cost $3,790,730)	$9,249,195
Repurchase agreements, at value (cost $73,126)	73,126
Receivables:
Fund shares sold	18,251
Dividends	6,086
Foreign tax reclaims	925
Securities lending income	37
Interest	9
Total assets	9,347,629

Liabilities:
Payable for:
Return of securities lending collateral	282,360
Management fees	6,708
Transfer agent fees	4,919
Fund shares redeemed	2,178
Investor service fees	1,973
Portfolio accounting and administration fees	829
Trustees’ fees*	115
Miscellaneous	21,154
Total liabilities	320,236
Net assets	$9,027,393

Net assets consist of:
Paid in capital	$2,248,332
Total distributable earnings (loss)	6,779,061
Net assets	$9,027,393
Capital shares outstanding	114,309
Net asset value per share	$78.97

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $970)	$73,615
Interest	1,749
Income from securities lending, net	357
Total investment income	75,721

Expenses:
Management fees	48,888
Investor service fees	14,379
Transfer agent fees	16,009
Professional fees	10,002
Portfolio accounting and administration fees	8,915
Custodian fees	808
Trustees’ fees*	731
Miscellaneous	6,529
Total expenses	106,261
Less:
Expenses reimbursed by Adviser	(2,876)
Net expenses	103,385
Net investment loss	(27,664)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,066,164
Net realized gain	1,066,164
Net change in unrealized appreciation (depreciation) on:
Investments	(1,187,586)
Net change in unrealized appreciation (depreciation)	(1,187,586)
Net realized and unrealized loss	(121,422)
Net decrease in net assets resulting from operations	$(149,086)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(27,664)	$(72,168)
Net realized gain on investments	1,066,164	2,193,327
Net change in unrealized appreciation (depreciation) on investments	(1,187,586)	(1,944,740)
Net increase (decrease) in net assets resulting from operations	(149,086)	176,419

Distributions to shareholders	—	(393,635)

Capital share transactions:
Proceeds from sale of shares	4,806,223	12,746,756
Distributions reinvested	—	393,635
Cost of shares redeemed	(6,900,364)	(15,362,305)
Net decrease from capital share transactions	(2,094,141)	(2,221,914)
Net decrease in net assets	(2,243,227)	(2,439,130)

Net assets:
Beginning of period	11,270,620	13,709,750
End of period	$9,027,393	$11,270,620

Capital share activity:
Shares sold	58,100	149,794
Shares issued from reinvestment of distributions	—	4,723
Shares redeemed	(86,345)	(180,936)
Net decrease in shares	(28,245)	(26,419)

48 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$79.06	$81.14	$80.37	$96.58	$86.44	$74.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.45)	(.47)	(.47)	(.61)	(.55)
Net gain (loss) on investments (realized and unrealized)	.10 [e]	.67	4.39	(11.24)	16.61	14.32
Total from investment operations	(.09)	.22	3.92	(11.71)	16.00	13.77
Less distributions from:
Net realized gains	—	(2.30)	(3.15)	(4.50)	(5.86)	(2.21)
Total distributions	—	(2.30)	(3.15)	(4.50)	(5.86)	(2.21)
Net asset value, end of period	$78.97	$79.06	$81.14	$80.37	$96.58	$86.44

Total Return[c]	(0.11%)	0.14%	5.03%	(12.00%)	18.84%	18.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,027	$11,271	$13,710	$17,447	$23,841	$21,049
Ratios to average net assets:
Net investment income (loss)	(0.48%)	(0.54%)	(0.59%)	(0.57%)	(0.66%)	(0.71%)
Total expenses	1.85%	1.78%	1.80%	1.77%	1.69%	1.82%
Net expenses[d]	1.80%	1.73%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	43%	105%	136%	158%	114%	171%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
INTERNET FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Internet - 55.5%
Meta Platforms, Inc. — Class A	422	$311,474
Amazon.com, Inc.*	1,362	298,809
Alphabet, Inc. — Class A	1,686	297,124
Netflix, Inc.*	217	290,591
Uber Technologies, Inc.*	1,836	171,299
DoorDash, Inc. — Class A*	480	118,325
Airbnb, Inc. — Class A*	733	97,005
Booking Holdings, Inc.	15	86,839
Coupang, Inc.*	2,813	84,277
Alibaba Group Holding Ltd. ADR	694	78,707
Spotify Technology S.A.*	97	74,432
Shopify, Inc. — Class A*	645	74,401
eBay, Inc.	899	66,940
Reddit, Inc. — Class A*	430	64,745
GoDaddy, Inc. — Class A*	327	58,880
Sea Ltd. ADR*	366	58,538
Pinterest, Inc. — Class A*	1,607	57,627
VeriSign, Inc.	195	56,316
JD.com, Inc. ADR	1,718	56,075
MercadoLibre, Inc.*	21	54,886
Expedia Group, Inc.	317	53,472
Baidu, Inc. ADR*	590	50,598
Trip.com Group Ltd. ADR	843	49,433
F5, Inc.*	159	46,797
Chewy, Inc. — Class A*	1,075	45,816
Bilibili, Inc. ADR*	2,119	45,453
Roku, Inc.*	515	45,263
Zillow Group, Inc. — Class C*	637	44,622
Wix.com Ltd.*	260	41,200
Snap, Inc. — Class A*	4,570	39,713
Match Group, Inc.	1,046	32,311
Wayfair, Inc. — Class A*	599	30,633
Lyft, Inc. — Class A*	1,881	29,645
Etsy, Inc.*	479	24,027
Cargurus, Inc.*	635	21,253
IAC, Inc.*	521	19,454
Trump Media & Technology Group Corp.*,1	1,050	18,942
TripAdvisor, Inc.*	1,087	14,185
Ziff Davis, Inc.*	413	12,501
Bumble, Inc. — Class A*	1,478	9,740
Total Internet		3,132,348

Software - 25.7%
Salesforce, Inc.	686	187,065
Adobe, Inc.*	371	143,533
ROBLOX Corp. — Class A*	950	99,940
Cloudflare, Inc. — Class A*	495	96,936
Snowflake, Inc. — Class A*	428	95,774
Workday, Inc. — Class A*	377	90,480
Datadog, Inc. — Class A*	589	79,120
Take-Two Interactive Software, Inc.*	318	77,226
Veeva Systems, Inc. — Class A*	266	76,603
Electronic Arts, Inc.	477	76,177
Zoom Communications, Inc. — Class A*	697	54,352
Nutanix, Inc. — Class A*	689	52,667
Twilio, Inc. — Class A*	404	50,242
MongoDB, Inc.*	223	46,828
NetEase, Inc. ADR	346	46,565
DocuSign, Inc.*	591	46,033
Akamai Technologies, Inc.*	490	39,082
Dropbox, Inc. — Class A*	1,129	32,289
Box, Inc. — Class A*	723	24,705
ZoomInfo Technologies, Inc. — Class A*	1,966	19,896
DigitalOcean Holdings, Inc.*	565	16,136
Total Software		1,451,649

Telecommunications - 11.4%
Cisco Systems, Inc.	2,717	188,505
Arista Networks, Inc.*	1,154	118,066
Motorola Solutions, Inc.	233	97,967
Telefonaktiebolaget LM Ericsson ADR	5,316	45,080
Juniper Networks, Inc.	1,114	44,482
Nokia Oyj ADR	7,951	41,186
Ciena Corp.*	502	40,828
Extreme Networks, Inc.*	1,018	18,273
Viavi Solutions, Inc.*	1,767	17,794
Viasat, Inc.*	1,216	17,754
Applied Digital Corp.*,1	1,321	13,302
Total Telecommunications		643,237

Commercial Services - 2.2%
PayPal Holdings, Inc.*	1,320	98,103
Paylocity Holding Corp.*	144	26,091
Total Commercial Services		124,194

Computers - 1.4%
Okta, Inc.*	484	48,385
Lumentum Holdings, Inc.*	318	30,229
Total Computers		78,614

Real Estate - 1.2%
CoStar Group, Inc.*	820	65,928

Entertainment - 1.0%
DraftKings, Inc. — Class A*	1,308	56,100

Investment Companies - 0.5%
Core Scientific, Inc.*	1,704	29,088

Electronics - 0.3%
Applied Optoelectronics, Inc.*	622	15,979

Healthcare-Services - 0.3%
Teladoc Health, Inc.*	1,819	15,843

Total Common Stocks
(Cost $1,932,283)		5,612,980

50 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
INTERNET FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$22,792	$22,792
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	9,835	9,835
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	9,496	9,496
Total Repurchase Agreements
(Cost $42,123)		42,123

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	24,084	24,084
Total Securities Lending Collateral
(Cost $24,084)		24,084

Total Investments - 100.6%
(Cost $1,998,490)		$5,679,187
Other Assets & Liabilities, net - (0.6)%		(38,454)
Total Net Assets - 100.0%		$5,640,733

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,612,980	$—	$—	$5,612,980
Repurchase Agreements	—	42,123	—	42,123
Securities Lending Collateral	24,084	—	—	24,084
Total Assets	$5,637,064	$42,123	$—	$5,679,187

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value- including $23,649 of securities loaned (cost $1,956,367)	$5,637,064
Repurchase agreements, at value (cost $42,123)	42,123
Receivables:
Fund shares sold	123,818
Dividends	1,588
Securities lending income	73
Interest	5
Total assets	5,804,671

Liabilities:
Payable for:
Securities purchased	120,608
Return of securities lending collateral	24,084
Management fees	3,817
Transfer agent fees	2,527
Investor service fees	1,123
Fund shares redeemed	590
Portfolio accounting and administration fees	472
Trustees’ fees*	58
Miscellaneous	10,659
Total liabilities	163,938
Net assets	$5,640,733

Net assets consist of:
Paid in capital	$1,757,825
Total distributable earnings (loss)	3,882,908
Net assets	$5,640,733
Capital shares outstanding	48,240
Net asset value per share	$116.93

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $285)	$12,435
Interest	963
Income from securities lending, net	209
Total investment income	13,607

Expenses:
Management fees	24,711
Investor service fees	7,268
Transfer agent fees	7,985
Professional fees	5,463
Portfolio accounting and administration fees	4,506
Custodian fees	406
Trustees’ fees*	353
Miscellaneous	3,035
Total expenses	53,727
Less:
Expenses reimbursed by Adviser	(1,453)
Net expenses	52,274
Net investment loss	(38,667)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	316,099
Net realized gain	316,099
Net change in unrealized appreciation (depreciation) on:
Investments	191,155
Net change in unrealized appreciation (depreciation)	191,155
Net realized and unrealized gain	507,254
Net increase in net assets resulting from operations	$468,587

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

52 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(38,667)	$(81,030)
Net realized gain on investments	316,099	1,731,832
Net change in unrealized appreciation (depreciation) on investments	191,155	(380,409)
Net increase in net assets resulting from operations	468,587	1,270,393

Capital share transactions:
Proceeds from sale of shares	2,621,747	6,570,504
Cost of shares redeemed	(2,801,413)	(10,381,910)
Net decrease from capital share transactions	(179,666)	(3,811,406)
Net increase (decrease) in net assets	288,921	(2,541,013)

Net assets:
Beginning of period	5,351,812	7,892,825
End of period	$5,640,733	$5,351,812

Capital share activity:
Shares sold	23,450	69,526
Shares redeemed	(26,261)	(111,377)
Net decrease in shares	(2,811)	(41,851)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$104.83	$84.96	$57.64	$139.50	$164.44	$104.02
Income (loss) from investment operations:
Net investment income (loss)[b]	(.70)	(1.19)	(1.04)	(1.28)	(2.50)	(1.95)
Net gain (loss) on investments (realized and unrealized)	12.80	21.06	28.36	(59.04)	(2.98)	64.22
Total from investment operations	12.10	19.87	27.32	(60.32)	(5.48)	62.27
Less distributions from:
Net realized gains	—	—	—	(21.54)	(19.46)	(1.85)
Total distributions	—	—	—	(21.54)	(19.46)	(1.85)
Net asset value, end of period	$116.93	$104.83	$84.96	$57.64	$139.50	$164.44

Total Return[c]	11.54%	23.39%	47.40%	(44.84%)	(4.66%)	60.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,641	$5,352	$7,893	$4,424	$9,131	$14,066
Ratios to average net assets:
Net investment income (loss)	(1.33%)	(1.30%)	(1.45%)	(1.55%)	(1.53%)	(1.54%)
Total expenses	1.85%	1.79%	1.81%	1.77%	1.69%	1.82%
Net expenses[d]	1.80%	1.74%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	50%	113%	240%	58%	139%	243%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

54 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
LEISURE FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Retail - 19.5%
McDonald’s Corp.	742	$216,790
Starbucks Corp.	1,661	152,197
Chipotle Mexican Grill, Inc. — Class A*	2,473	138,859
Yum! Brands, Inc.	671	99,429
Darden Restaurants, Inc.	353	76,943
Restaurant Brands International, Inc.	886	58,733
Yum China Holdings, Inc.	1,287	57,542
Domino’s Pizza, Inc.	127	57,226
Texas Roadhouse, Inc. — Class A	287	53,787
Dutch Bros, Inc. — Class A*	717	49,021
Cava Group, Inc.*	542	45,653
Brinker International, Inc.*	242	43,640
Wingstop, Inc.	114	38,388
Shake Shack, Inc. — Class A*	271	38,103
Cheesecake Factory, Inc.	424	26,568
Wendy’s Co.	1,821	20,796
Cracker Barrel Old Country Store, Inc.	334	20,401
Sweetgreen, Inc. — Class A*	1,347	20,043
Papa John’s International, Inc.	376	18,401
Dave & Buster’s Entertainment, Inc.*	448	13,476
Bloomin’ Brands, Inc.	1,376	11,847
Jack in the Box, Inc.*	441	7,700
Krispy Kreme, Inc.*,1	2,084	6,065
Total Retail		1,271,608

Internet - 18.6%
Netflix, Inc.*	283	378,974
DoorDash, Inc. — Class A*	626	154,315
Airbnb, Inc. — Class A*	956	126,517
Booking Holdings, Inc.	21	121,574
Spotify Technology S.A.*	135	103,591
Sea Ltd. ADR*	494	79,010
Expedia Group, Inc.	413	69,665
Trip.com Group Ltd. ADR	1,121	65,736
Roku, Inc.*	673	59,150
MakeMyTrip Ltd.*	562	55,087
Total Internet		1,213,619

Media - 14.3%
Walt Disney Co.	1,887	234,007
Comcast Corp. — Class A	4,936	176,166
Charter Communications, Inc. — Class A*	244	99,750
Warner Bros Discovery, Inc.*	7,045	80,736
Fox Corp. — Class A	1,280	71,731
News Corp. — Class A	2,231	66,305
Liberty Broadband Corp. — Class C*	575	56,568
New York Times Co. — Class A	800	44,784
Paramount Global — Class B	3,455	44,570
Sirius XM Holdings, Inc.	1,429	32,824
Nexstar Media Group, Inc. — Class A	146	25,251
Total Media		932,692

Entertainment - 10.6%
Flutter Entertainment plc*	387	110,589
TKO Group Holdings, Inc.	472	85,880
Live Nation Entertainment, Inc.*	514	77,758
DraftKings, Inc. — Class A*	1,708	73,256
Warner Music Group Corp. — Class A	2,100	57,204
Light & Wonder, Inc. — Class A*	475	45,724
Churchill Downs, Inc.	385	38,885
Vail Resorts, Inc.	235	36,926
Caesars Entertainment, Inc.*	1,295	36,765
Red Rock Resorts, Inc. — Class A	650	33,819
Cinemark Holdings, Inc.	903	27,253
Penn Entertainment, Inc.*	1,446	25,840
Six Flags Entertainment Corp.*	825	25,105
United Parks & Resorts, Inc.*	383	18,058
Total Entertainment		693,062

Lodging - 8.2%
Hilton Worldwide Holdings, Inc.	463	123,316
Marriott International, Inc. — Class A	440	120,212
Las Vegas Sands Corp.	1,343	58,434
Hyatt Hotels Corp. — Class A	400	55,860
Wynn Resorts Ltd.	458	42,901
MGM Resorts International*	1,157	39,789
Wyndham Hotels & Resorts, Inc.	463	37,600
Boyd Gaming Corp.	418	32,700
Choice Hotels International, Inc.[1]	194	24,615
Total Lodging		535,427

Leisure Time - 8.0%
Royal Caribbean Cruises Ltd.	454	142,166
Carnival Corp.*	3,392	95,383
Viking Holdings Ltd.*	1,248	66,506
Norwegian Cruise Line Holdings Ltd.*	2,361	47,881
Planet Fitness, Inc. — Class A*	434	47,328
Brunswick Corp.	517	28,559
Peloton Interactive, Inc. — Class A*	3,545	24,602
YETI Holdings, Inc.*	777	24,491
Harley-Davidson, Inc.	1,012	23,883
Polaris, Inc.	539	21,910
Total Leisure Time		522,709

Agriculture - 7.2%
Philip Morris International, Inc.	1,412	257,167
Altria Group, Inc.	2,571	150,738
British American Tobacco plc ADR	1,269	60,062
Total Agriculture		467,967

Software - 6.0%
ROBLOX Corp. — Class A*	1,240	130,448
Take-Two Interactive Software, Inc.*	415	100,783
Electronic Arts, Inc.	623	99,493
NetEase, Inc. ADR	451	60,695
Total Software		391,419

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
LEISURE FUND

	Shares	Value
Beverages - 4.2%
Constellation Brands, Inc. — Class A	438	$71,254
Anheuser-Busch InBev S.A. ADR[1]	794	54,564
Brown-Forman Corp. — Class B	2,003	53,901
Diageo plc ADR	504	50,823
Molson Coors Beverage Co. — Class B	906	43,569
Total Beverages		274,111

Toys, Games & Hobbies - 1.4%
Hasbro, Inc.	665	49,090
Mattel, Inc.*	1,957	38,592
Total Toys, Games & Hobbies		87,682

Food Service - 0.8%
Aramark	1,225	51,291

Telecommunications - 0.8%
EchoStar Corp. — Class A*	1,742	48,253

Total Common Stocks
(Cost $4,157,997)		6,489,840

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$12,423	12,423
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	5,361	5,361
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	5,176	5,176
Total Repurchase Agreements
(Cost $22,960)		22,960

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	67,270	67,270
Total Securities Lending Collateral
(Cost $67,270)		67,270

Total Investments - 101.0%
(Cost $4,248,227)		$6,580,070
Other Assets & Liabilities, net - (1.0)%		(62,181)
Total Net Assets - 100.0%		$6,517,889

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,489,840	$—	$—	$6,489,840
Repurchase Agreements	—	22,960	—	22,960
Securities Lending Collateral	67,270	—	—	67,270
Total Assets	$6,557,110	$22,960	$—	$6,580,070

56 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $66,167 of securities loaned (cost $4,225,267)	$6,557,110
Repurchase agreements, at value (cost $22,960)	22,960
Receivables:
Securities sold	275,120
Dividends	8,609
Securities lending income	22
Interest	3
Total assets	6,863,824

Liabilities:
Payable for:
Fund shares redeemed	258,651
Return of securities lending collateral	67,270
Management fees	4,115
Transfer agent fees	2,546
Investor service fees	1,210
Portfolio accounting and administration fees	508
Trustees’ fees*	63
Miscellaneous	11,572
Total liabilities	345,935
Net assets	$6,517,889

Net assets consist of:
Paid in capital	$4,738,960
Total distributable earnings (loss)	1,778,929
Net assets	$6,517,889
Capital shares outstanding	46,614
Net asset value per share	$139.83

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $157)	$44,982
Interest	940
Income from securities lending, net	1,889
Total investment income	47,811

Expenses:
Management fees	25,084
Investor service fees	7,378
Transfer agent fees	8,642
Professional fees	5,851
Portfolio accounting and administration fees	4,574
Trustees’ fees*	450
Custodian fees	418
Line of credit fees	35
Miscellaneous	2,054
Total expenses	54,486
Less:
Expenses reimbursed by Adviser	(1,476)
Net expenses	53,010
Net investment loss	(5,199)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	275,971
Net realized gain	275,971
Net change in unrealized appreciation (depreciation) on:
Investments	816
Net change in unrealized appreciation (depreciation)	816
Net realized and unrealized gain	276,787
Net increase in net assets resulting from operations	$271,588

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(5,199)	$(6,400)
Net realized gain on investments	275,971	414,550
Net change in unrealized appreciation (depreciation) on investments	816	182,301
Net increase in net assets resulting from operations	271,588	590,451

Distributions to shareholders	—	(2,061)

Capital share transactions:
Proceeds from sale of shares	10,216,805	10,073,625
Distributions reinvested	—	2,061
Cost of shares redeemed	(8,829,730)	(10,744,803)
Net increase (decrease) from capital share transactions	1,387,075	(669,117)
Net increase (decrease) in net assets	1,658,663	(80,727)

Net assets:
Beginning of period	4,859,226	4,939,953
End of period	$6,517,889	$4,859,226

Capital share activity:
Shares sold	78,075	85,066
Shares issued from reinvestment of distributions	—	19
Shares redeemed	(70,060)	(92,171)
Net increase (decrease) in shares	8,015	(7,086)

58 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$125.89	$108.13	$88.27	$121.87	$122.53	$106.03
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.15)	.02	(.44)	(1.02)	(.56)
Net gain (loss) on investments (realized and unrealized)	14.05	17.98	19.84	(33.16)	2.25	21.48
Total from investment operations	13.94	17.83	19.86	(33.60)	1.23	20.92
Less distributions from:
Net investment income	—	(.07)	—	—	—	—
Net realized gains	—	—	—	—	(1.89)	(4.42)
Total distributions	—	(.07)	—	—	(1.89)	(4.42)
Net asset value, end of period	$139.83	$125.89	$108.13	$88.27	$121.87	$122.53

Total Return[c]	11.07%	16.50%	22.50%	(27.57%)	0.92%	21.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,518	$4,859	$4,940	$3,736	$6,104	$10,822
Ratios to average net assets:
Net investment income (loss)	(0.18%)	(0.13%)	0.02%	(0.45%)	(0.78%)	(0.56%)
Total expenses	1.85%	1.79%	1.81%	1.77%	1.69%	1.82%
Net expenses[d]	1.80%	1.74%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	154%	231%	351%	103%	194%	257%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
PRECIOUS METALS FUND

	Shares	Value
COMMON STOCKS† - 99.9%

Mining - 99.9%
Newmont Corp.	38,852	$2,263,518
Freeport-McMoRan, Inc.	51,653	2,239,158
Agnico Eagle Mines Ltd.	17,698	2,104,823
Wheaton Precious Metals Corp.	19,623	1,762,145
Barrick Mining Corp.	78,440	1,633,121
Kinross Gold Corp.	70,764	1,106,041
Franco-Nevada Corp.	6,603	1,082,364
Gold Fields Ltd. ADR	43,784	1,036,367
Anglogold Ashanti plc	22,659	1,032,571
Alamos Gold, Inc. — Class A	33,944	901,553
Pan American Silver Corp.	30,823	875,373
Royal Gold, Inc.	4,023	715,450
Coeur Mining, Inc.*	69,553	616,238
Harmony Gold Mining Company Ltd. ADR	43,423	606,619
OR Royalties, Inc.	23,105	594,030
Eldorado Gold Corp.*	27,061	550,421
IAMGOLD Corp.*	74,610	548,384
First Majestic Silver Corp.	65,532	541,950
Hecla Mining Co.	87,176	522,184
New Gold, Inc.*	101,034	500,118
Sibanye Stillwater Ltd. ADR*	65,885	475,690
Sandstorm Gold Ltd.	48,561	456,473
SSR Mining, Inc.*	34,864	444,167
B2Gold Corp.	115,856	418,240
Equinox Gold Corp.*	71,711	412,338
MAG Silver Corp.	18,908	399,526
Fortuna Mining Corp.*	57,642	376,979
Centerra Gold, Inc.	47,145	339,915
Seabridge Gold, Inc.*	21,898	317,959
Endeavour Silver Corp.*	61,195	301,079
Novagold Resources, Inc.*	59,340	242,701
Silvercorp Metals, Inc.	50,380	212,604
McEwen Mining, Inc.*	19,327	185,733
Perpetua Resources Corp.*	10,916	132,520
Total Mining		25,948,352

Total Common Stocks
(Cost $8,903,146)		25,948,352

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.1%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$149,596	149,596
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	64,550	64,550
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	62,332	62,332
Total Repurchase Agreements
(Cost $276,478)		276,478

Total Investments - 101.0%
(Cost $9,179,624)		$26,224,830
Other Assets & Liabilities, net - (1.0)%		(268,525)
Total Net Assets - 100.0%		$25,956,305

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

60 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
PRECIOUS METALS FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,948,352	$—	$—	$25,948,352
Repurchase Agreements	—	276,478	—	276,478
Total Assets	$25,948,352	$276,478	$—	$26,224,830

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 61

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value (cost $8,903,146)	$25,948,352
Repurchase agreements, at value (cost $276,478)	276,478
Receivables:
Fund shares sold	5,946
Dividends	1,080
Foreign tax reclaims	964
Securities lending income	40
Interest	33
Total assets	26,232,893

Liabilities:
Overdraft due to custodian bank	263
Payable for:
Fund shares redeemed	199,745
Management fees	16,934
Transfer agent fees	10,598
Investor service fees	5,645
Portfolio accounting and administration fees	2,371
Trustees’ fees*	221
Miscellaneous	40,811
Total liabilities	276,588
Net assets	$25,956,305

Net assets consist of:
Paid in capital	$30,676,455
Total distributable earnings (loss)	(4,720,150)
Net assets	$25,956,305
Capital shares outstanding	434,504
Net asset value per share	$59.74

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $14,892)	$137,889
Interest	3,506
Income from securities lending, net	332
Total investment income	141,727

Expenses:
Management fees	82,514
Investor service fees	27,505
Transfer agent fees	29,252
Professional fees	23,060
Portfolio accounting and administration fees	17,053
Custodian fees	1,518
Trustees’ fees*	1,173
Line of credit fees	5
Miscellaneous	10,452
Total expenses	192,532
Less:
Expenses reimbursed by Adviser	(5,501)
Net expenses	187,031
Net investment loss	(45,304)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	618,493
Net realized gain	618,493
Net change in unrealized appreciation (depreciation) on:
Investments	7,570,057
Net change in unrealized appreciation (depreciation)	7,570,057
Net realized and unrealized gain	8,188,550
Net increase in net assets resulting from operations	$8,143,246

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

62 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(45,304)	$(99,728)
Net realized gain on investments	618,493	294,842
Net change in unrealized appreciation (depreciation) on investments	7,570,057	453,930
Net increase in net assets resulting from operations	8,143,246	649,044

Distributions to shareholders	—	(292,332)

Capital share transactions:
Proceeds from sale of shares	27,660,741	421,796,083
Distributions reinvested	—	292,332
Cost of shares redeemed	(26,026,092)	(439,012,518)
Net increase (decrease) from capital share transactions	1,634,649	(16,924,103)
Net increase (decrease) in net assets	9,777,895	(16,567,391)

Net assets:
Beginning of period	16,178,410	32,745,801
End of period	$25,956,305	$16,178,410

Capital share activity:
Shares sold	550,338	9,997,315
Shares issued from reinvestment of distributions	—	6,521
Shares redeemed	(517,724)	(10,469,375)
Net increase (decrease) in shares	32,614	(465,539)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 63

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$40.26	$37.75	$36.48	$41.25	$47.27	$36.75
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.19)	(.04)	.05	.06	(.37)
Net gain (loss) on investments (realized and unrealized)	19.58	3.33	1.43	(4.64)	(4.40)	13.03
Total from investment operations	19.48	3.14	1.39	(4.59)	(4.34)	12.66
Less distributions from:
Net investment income	—	(.63)	(.12)	(.18)	(1.68)	(2.14)
Total distributions	—	(.63)	(.12)	(.18)	(1.68)	(2.14)
Net asset value, end of period	$59.74	$40.26	$37.75	$36.48	$41.25	$47.27

Total Return[c]	48.39%	8.12%	3.83%	(11.08%)	(9.19%)	34.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,956	$16,178	$32,746	$24,977	$21,158	$23,246
Ratios to average net assets:
Net investment income (loss)	(0.41%)	(0.47%)	(0.12%)	0.13%	0.13%	(0.88%)
Total expenses	1.75%	1.69%	1.70%	1.67%	1.59%	1.72%
Net expenses[d]	1.70%	1.64%	1.68%	1.67%	1.59%	1.72%
Portfolio turnover rate	117%	2,009%	427%	188%	133%	163%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

64 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 99.2%

REITs - 90.3%

REITs-Diversified - 21.9%
American Tower Corp. — Class A	570	$125,981
Digital Realty Trust, Inc.	536	93,441
Equinix, Inc.	105	83,524
Crown Castle, Inc.	809	83,109
VICI Properties, Inc.	2,211	72,079
SBA Communications Corp.	246	57,771
Weyerhaeuser Co.	2,000	51,380
WP Carey, Inc.	717	44,726
Lamar Advertising Co. — Class A	355	43,083
Gaming and Leisure Properties, Inc.	916	42,759
EPR Properties[1]	440	25,634
Broadstone Net Lease, Inc.	1,309	21,009
PotlatchDeltic Corp.	540	20,720
Outfront Media, Inc.[1]	1,168	19,062
Uniti Group, Inc.*	2,643	11,418
Total REITs-Diversified		795,696

REITs-Health Care - 12.2%
Welltower, Inc.	803	123,445
Ventas, Inc.	1,031	65,108
Alexandria Real Estate Equities, Inc.	595	43,215
Healthpeak Properties, Inc.	2,448	42,864
Omega Healthcare Investors, Inc.	1,092	40,022
CareTrust REIT, Inc.	998	30,539
American Healthcare REIT, Inc.	820	30,127
Healthcare Realty Trust, Inc.	1,884	29,880
Sabra Health Care REIT, Inc.	1,387	25,576
Medical Properties Trust, Inc.[1]	3,740	16,119
Total REITs-Health Care		446,895

REITs-Apartments - 11.2%
AvalonBay Communities, Inc.	319	64,917
Equity Residential	887	59,864
Invitation Homes, Inc.	1,589	52,119
Mid-America Apartment Communities, Inc.	340	50,323
UDR, Inc.	1,088	44,423
Camden Property Trust	367	41,357
American Homes 4 Rent — Class A	1,138	41,048
Essex Property Trust, Inc.	121	34,291
Independence Realty Trust, Inc.	1,372	24,271
Total REITs-Apartments		412,613

REITs-Warehouse/Industries - 9.3%
Prologis, Inc.	1,148	120,678
Rexford Industrial Realty, Inc.	979	34,823
STAG Industrial, Inc.	883	32,035
First Industrial Realty Trust, Inc.	630	30,322
Terreno Realty Corp.	508	28,484
EastGroup Properties, Inc.	164	27,408
Americold Realty Trust, Inc.	1,572	26,142
Lineage, Inc.[1]	440	19,149
LXP Industrial Trust	2,235	18,461
Total REITs-Warehouse/Industries		337,502

REITs-Storage - 7.6%
Public Storage	284	83,331
Extra Space Storage, Inc.	459	67,675
Iron Mountain, Inc.	653	66,978
CubeSmart	888	37,740
National Storage Affiliates Trust	727	23,257
Total REITs-Storage		278,981

REITs-Shopping Centers - 7.1%
Kimco Realty Corp.	2,175	45,719
Regency Centers Corp.	628	44,732
Federal Realty Investment Trust	366	34,766
Brixmor Property Group, Inc.	1,329	34,607
Kite Realty Group Trust	1,206	27,316
Phillips Edison & Company, Inc.	767	26,868
Urban Edge Properties	1,006	18,772
Acadia Realty Trust	1,002	18,607
SITE Centers Corp.	798	9,025
Total REITs-Shopping Centers		260,412

REITs-Office Property - 5.7%
BXP, Inc.[1]	569	38,390
Vornado Realty Trust	804	30,745
Cousins Properties, Inc.	909	27,297
SL Green Realty Corp.	406	25,131
Kilroy Realty Corp.[1]	700	24,017
Highwoods Properties, Inc.	707	21,981
COPT Defense Properties	767	21,154
Douglas Emmett, Inc.[1]	1,267	19,056
Total REITs-Office Property		207,771

REITs-Single Tenant - 5.1%
Realty Income Corp.	1,531	88,201
NNN REIT, Inc.	814	35,149
Agree Realty Corp.	468	34,192
Essential Properties Realty Trust, Inc.	964	30,761
Total REITs-Single Tenant		188,303

REITs-Hotels - 4.1%
Host Hotels & Resorts, Inc.	2,566	39,414
Ryman Hospitality Properties, Inc.	304	29,996
Apple Hospitality REIT, Inc.[1]	1,655	19,314
Park Hotels & Resorts, Inc.	1,631	16,685
Sunstone Hotel Investors, Inc.	1,822	15,815
DiamondRock Hospitality Co.	1,985	15,205
Pebblebrook Hotel Trust	1,367	13,656
Total REITs-Hotels		150,085

REITs-Regional Malls - 3.7%
Simon Property Group, Inc.	546	87,775
Macerich Co.	1,535	24,836
Tanger, Inc.	746	22,813
Total REITs-Regional Malls		135,424

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
REAL ESTATE FUND

	Shares	Value
REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	389	$49,205
Equity LifeStyle Properties, Inc.	642	39,592
Total REITs-Manufactured Homes		88,797

Total REITs		3,302,479

Real Estate - 7.4%
Real Estate Management/Services - 7.4%
CBRE Group, Inc. — Class A*	564	79,028
CoStar Group, Inc.*	863	69,385
Jones Lang LaSalle, Inc.*	129	32,996
Compass, Inc. — Class A*	3,555	22,325
Newmark Group, Inc. — Class A	1,726	20,971
Cushman & Wakefield plc*	1,774	19,638
Redfin Corp.*,1	1,295	14,491
eXp World Holdings, Inc.	1,147	10,438
Total Real Estate Management/Services		269,272

Total Real Estate		269,272

Internet - 1.5%
E-Commerce/Services - 1.5%
Zillow Group, Inc. — Class C*	671	47,004
Opendoor Technologies, Inc.*,1	12,515	6,670
Total E-Commerce/Services		53,674

Total Internet		53,674

Total Common Stocks
(Cost $1,565,420)		3,625,425

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$14,366	14,366
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	6,199	6,199
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	5,986	5,986
Total Repurchase Agreements
(Cost $26,551)		26,551

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	157,132	157,132
Total Securities Lending Collateral
(Cost $157,132)		157,132

Total Investments - 104.2%
(Cost $1,749,103)		$3,809,108
Other Assets & Liabilities, net - (4.2)%		(154,296)
Total Net Assets - 100.0%		$3,654,812

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,625,425	$—	$—	$3,625,425
Repurchase Agreements	—	26,551	—	26,551
Securities Lending Collateral	157,132	—	—	157,132
Total Assets	$3,782,557	$26,551	$—	$3,809,108

66 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $147,445 of securities loaned (cost $1,722,552)	$3,782,557
Repurchase agreements, at value (cost $26,551)	26,551
Receivables:
Dividends	16,808
Securities lending income	28
Interest	3
Total assets	3,825,947

Liabilities:
Payable for:
Return of securities lending collateral	157,132
Management fees	2,521
Transfer agent fees	1,772
Fund shares redeemed	1,203
Investor service fees	741
Portfolio accounting and administration fees	311
Trustees’ fees*	40
Miscellaneous	7,415
Total liabilities	171,135
Net assets	$3,654,812

Net assets consist of:
Paid in capital	$2,186,353
Total distributable earnings (loss)	1,468,459
Net assets	$3,654,812
Capital shares outstanding	97,373
Net asset value per share	$37.53

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends	$62,095
Interest	613
Income from securities lending, net	72
Total investment income	62,780

Expenses:
Management fees	16,607
Investor service fees	4,884
Transfer agent fees	5,483
Professional fees	3,705
Portfolio accounting and administration fees	3,028
Custodian fees	276
Trustees’ fees*	260
Miscellaneous	1,856
Total expenses	36,099
Less:
Expenses reimbursed by Adviser	(977)
Net expenses	35,122
Net investment income	27,658

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	74,485
Net realized gain	74,485
Net change in unrealized appreciation (depreciation) on:
Investments	(215,021)
Net change in unrealized appreciation (depreciation)	(215,021)
Net realized and unrealized loss	(140,536)
Net decrease in net assets resulting from operations	$(112,878)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 67

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$27,658	$62,305
Net realized gain on investments	74,485	276,725
Net change in unrealized appreciation (depreciation) on investments	(215,021)	(219,360)
Net increase (decrease) in net assets resulting from operations	(112,878)	119,670

Distributions to shareholders	—	(57,969)

Capital share transactions:
Proceeds from sale of shares	5,804,477	16,147,869
Distributions reinvested	—	57,969
Cost of shares redeemed	(5,996,395)	(17,043,501)
Net decrease from capital share transactions	(191,918)	(837,663)
Net decrease in net assets	(304,796)	(775,962)

Net assets:
Beginning of period	3,959,608	4,735,570
End of period	$3,654,812	$3,959,608

Capital share activity:
Shares sold	152,582	431,924
Shares issued from reinvestment of distributions	—	1,571
Shares redeemed	(160,251)	(458,695)
Net decrease in shares	(7,669)	(25,200)

68 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$37.70	$36.36	$34.71	$51.05	$38.31	$43.46
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	.48	.50	.38	.31	.28
Net gain (loss) on investments (realized and unrealized)	(.43)	1.35	3.02	(14.10)	12.70	(3.19)
Total from investment operations	(.17)	1.83	3.52	(13.72)	13.01	(2.91)
Less distributions from:
Net investment income	—	(.49)	(.47)	(.41)	(.27)	(1.16)
Net realized gains	—	—	(1.40)	(2.21)	—	(1.08)
Total distributions	—	(.49)	(1.87)	(2.62)	(.27)	(2.24)
Net asset value, end of period	$37.53	$37.70	$36.36	$34.71	$51.05	$38.31

Total Return[c]	(0.45%)	5.03%	10.32%	(27.40%)	34.07%	(5.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,655	$3,960	$4,736	$4,772	$14,706	$6,518
Ratios to average net assets:
Net investment income (loss)	1.42%	1.31%	1.45%	0.90%	0.69%	0.76%
Total expenses	1.85%	1.79%	1.81%	1.77%	1.69%	1.82%
Net expenses[d]	1.80%	1.74%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	144%	343%	125%	134%	136%	173%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
RETAILING FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Retail - 68.4%
Walmart, Inc.	1,045	$102,180
Costco Wholesale Corp.	102	100,974
TJX Companies, Inc.	765	94,470
Home Depot, Inc.	253	92,760
Lowe’s Companies, Inc.	405	89,857
O’Reilly Automotive, Inc.*	780	70,301
Carvana Co.*	205	69,077
Target Corp.	545	53,764
Ross Stores, Inc.	399	50,904
Tractor Supply Co.	811	42,796
Dollar General Corp.	361	41,291
Ulta Beauty, Inc.*	80	37,426
AutoZone, Inc.*	10	37,122
Williams-Sonoma, Inc.	226	36,922
Dollar Tree, Inc.*	367	36,348
Genuine Parts Co.	273	33,118
Dick’s Sporting Goods, Inc.	166	32,836
GameStop Corp. — Class A*	1,266	30,878
Burlington Stores, Inc.*	132	30,708
BJ’s Wholesale Club Holdings, Inc.*	280	30,192
Best Buy Company, Inc.	422	28,329
CarMax, Inc.*	389	26,145
Ollie’s Bargain Outlet Holdings, Inc.*	184	24,248
Walgreens Boots Alliance, Inc.*	2,026	23,258
Floor & Decor Holdings, Inc. — Class A*	297	22,560
Five Below, Inc.*	167	21,907
Bath & Body Works, Inc.	731	21,901
AutoNation, Inc.*	108	21,454
Gap, Inc.	877	19,127
Murphy USA, Inc.	45	18,306
Urban Outfitters, Inc.*	248	17,990
Boot Barn Holdings, Inc.*	110	16,720
Abercrombie & Fitch Co. — Class A*	198	16,404
Lithia Motors, Inc. — Class A	46	15,540
Signet Jewelers Ltd.	180	14,319
RH*	75	14,176
Macy’s, Inc.	1,195	13,934
Academy Sports & Outdoors, Inc.	305	13,667
Advance Auto Parts, Inc.	275	12,785
Foot Locker, Inc.*	502	12,299
National Vision Holdings, Inc.*	485	11,160
American Eagle Outfitters, Inc.	1,014	9,755
Victoria’s Secret & Co.*	513	9,501
Kohl’s Corp.[1]	902	7,649
ODP Corp.*	319	5,783
Total Retail		1,532,841

Internet - 26.8%
Amazon.com, Inc.*	1,032	226,410
Coupang, Inc.*	1,953	58,512
PDD Holdings, Inc. ADR*	548	57,354
Alibaba Group Holding Ltd. ADR	467	52,962
MercadoLibre, Inc.*	19	49,659
eBay, Inc.	625	46,538
JD.com, Inc. ADR	1,189	38,809
Chewy, Inc. — Class A*	746	31,795
Wayfair, Inc. — Class A*	416	21,274
Etsy, Inc.*	333	16,703
Total Internet		600,016

Distribution & Wholesale - 2.2%
Pool Corp.	88	25,650
LKQ Corp.	658	24,353
Total Distribution & Wholesale		50,003

Software - 1.4%
Global-e Online Ltd*	948	31,796

Commercial Services - 0.8%
Valvoline, Inc.*	477	18,064

Total Common Stocks
(Cost $939,354)		2,232,720

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$8,559	8,559
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	3,693	3,693
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	3,566	3,566
Total Repurchase Agreements
(Cost $15,818)		15,818

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	5,915	5,915
Total Securities Lending Collateral
(Cost $5,915)		5,915

Total Investments - 100.6%
(Cost $961,087)		$2,254,453
Other Assets & Liabilities, net - (0.6)%		(12,374)
Total Net Assets - 100.0%		$2,242,079

70 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
RETAILING FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,232,720	$—	$—	$2,232,720
Repurchase Agreements	—	15,818	—	15,818
Securities Lending Collateral	5,915	—	—	5,915
Total Assets	$2,238,635	$15,818	$—	$2,254,453

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 71

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $5,732 of securities loaned (cost $945,269)	$2,238,635
Repurchase agreements, at value (cost $15,818)	15,818
Receivables:
Dividends	2,023
Fund shares sold	671
Securities lending income	27
Interest	2
Total assets	2,257,176

Liabilities:
Overdraft due to custodian bank	15
Payable for:
Return of securities lending collateral	5,915
Professional fees	2,150
Management fees	1,807
Transfer agent fees	1,185
Investor service fees	531
Fund shares redeemed	350
Portfolio accounting and administration fees	223
Trustees’ fees*	27
Miscellaneous	2,894
Total liabilities	15,097
Net assets	$2,242,079

Net assets consist of:
Paid in capital	$1,102,546
Total distributable earnings (loss)	1,139,533
Net assets	$2,242,079
Capital shares outstanding	16,554
Net asset value per share	$135.44

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $45)	$16,052
Interest	480
Income from securities lending, net	53
Total investment income	16,585

Expenses:
Management fees	11,909
Investor service fees	3,503
Transfer agent fees	3,833
Professional fees	2,615
Portfolio accounting and administration fees	2,171
Custodian fees	195
Trustees’ fees*	168
Miscellaneous	1,477
Total expenses	25,871
Less:
Expenses reimbursed by Adviser	(701)
Net expenses	25,170
Net investment loss	(8,585)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,831
Net realized gain	3,831
Net change in unrealized appreciation (depreciation) on:
Investments	(85,907)
Net change in unrealized appreciation (depreciation)	(85,907)
Net realized and unrealized loss	(82,076)
Net decrease in net assets resulting from operations	$(90,661)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

72 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(8,585)	$(16,379)
Net realized gain on investments	3,831	802,117
Net change in unrealized appreciation (depreciation) on investments	(85,907)	(251,591)
Net increase (decrease) in net assets resulting from operations	(90,661)	534,147

Capital share transactions:
Proceeds from sale of shares	3,806,233	8,149,757
Cost of shares redeemed	(3,932,795)	(9,240,685)
Net decrease from capital share transactions	(126,562)	(1,090,928)
Net decrease in net assets	(217,223)	(556,781)

Net assets:
Beginning of period	2,459,302	3,016,083
End of period	$2,242,079	$2,459,302

Capital share activity:
Shares sold	28,286	68,942
Shares redeemed	(30,552)	(77,033)
Net decrease in shares	(2,266)	(8,091)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 73

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$130.67	$112.08	$96.16	$134.27	$128.69	$89.57
Income (loss) from investment operations:
Net investment income (loss)[b]	(.40)	(.67)	(.40)	(.71)	(1.27)	(.95)
Net gain (loss) on investments (realized and unrealized)	5.17 [e]	19.26	16.32	(34.86)	16.53	40.07
Total from investment operations	4.77	18.59	15.92	(35.57)	15.26	39.12
Less distributions from:
Net realized gains	—	—	—	(2.54)	(9.68)	—
Total distributions	—	—	—	(2.54)	(9.68)	—
Net asset value, end of period	$135.44	$130.67	$112.08	$96.16	$134.27	$128.69

Total Return[c]	3.65%	16.59%	16.56%	(26.52%)	11.75%	43.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,242	$2,459	$3,016	$3,220	$6,622	$7,196
Ratios to average net assets:
Net investment income (loss)	(0.61%)	(0.55%)	(0.39%)	(0.68%)	(0.92%)	(0.91%)
Total expenses	1.85%	1.79%	1.81%	1.77%	1.69%	1.82%
Net expenses[d]	1.80%	1.74%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	142%	273%	212%	193%	375%	250%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

74 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
TECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Software - 31.4%
Microsoft Corp.	3,334	$1,658,365
Oracle Corp.	2,281	498,695
Palantir Technologies, Inc. — Class A*	3,163	431,180
Salesforce, Inc.	1,577	430,032
Intuit, Inc.	503	396,178
ServiceNow, Inc.*	380	390,670
Adobe, Inc.*	853	330,009
MicroStrategy, Inc. — Class A*	715	289,024
AppLovin Corp. — Class A*	727	254,508
Cadence Design Systems, Inc.*	793	244,363
Synopsys, Inc.*	472	241,985
ROBLOX Corp. — Class A*	2,187	230,072
Cloudflare, Inc. — Class A*	1,138	222,855
Autodesk, Inc.*	713	220,723
Snowflake, Inc. — Class A*	985	220,413
Workday, Inc. — Class A*	868	208,320
Roper Technologies, Inc.	364	206,330
Atlassian Corp. — Class A*	1,002	203,496
Datadog, Inc. — Class A*	1,356	182,151
Take-Two Interactive Software, Inc.*	730	177,281
Electronic Arts, Inc.	1,097	175,191
NetEase, Inc. ADR	1,201	161,631
ANSYS, Inc.*	426	149,620
Zoom Communications, Inc. — Class A*	1,603	125,002
Samsara, Inc. — Class A*	3,064	121,886
PTC, Inc.*	704	121,327
Nutanix, Inc. — Class A*	1,586	121,234
Twilio, Inc. — Class A*	928	115,406
Guidewire Software, Inc.*	489	115,135
Dynatrace, Inc.*	1,980	109,316
HubSpot, Inc.*	195	108,543
MongoDB, Inc.*	515	108,145
DocuSign, Inc.*	1,359	105,853
Monday.com Ltd.*	314	98,747
Manhattan Associates, Inc.*	469	92,613
Akamai Technologies, Inc.*	1,130	90,129
IonQ, Inc.*	1,977	84,952
Dropbox, Inc. — Class A*	2,598	74,303
Confluent, Inc. — Class A*	2,922	72,845
Unity Software, Inc.*	2,957	71,559
Gitlab, Inc. — Class A*	1,526	68,838
SoundHound AI, Inc. — Class A*,1	5,434	58,307
ZoomInfo Technologies, Inc. — Class A*	4,524	45,783
Total Software		9,433,015

Semiconductors - 27.4%
NVIDIA Corp.	10,739	1,696,655
Broadcom, Inc.	3,592	990,135
Advanced Micro Devices, Inc.*	3,104	440,458
Texas Instruments, Inc.	1,805	374,754
QUALCOMM, Inc.	2,218	353,239
Applied Materials, Inc.	1,802	329,892
Micron Technology, Inc.	2,632	324,394
Lam Research Corp.	3,150	306,621
KLA Corp.	328	293,803
Analog Devices, Inc.	1,233	293,479
Intel Corp.*	11,621	260,310
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,077	243,930
NXP Semiconductor N.V.	1,071	234,003
Marvell Technology, Inc.	2,945	227,943
ARM Holdings plc ADR*	1,379	223,039
ASML Holding N.V. — Class G	275	220,382
Microchip Technology, Inc.	2,376	167,199
STMicroelectronics N.V. — Class Y1	5,342	162,450
ON Semiconductor Corp.*	2,344	122,849
Teradyne, Inc.	1,161	104,397
Monolithic Power Systems, Inc.	132	96,542
Entegris, Inc.	1,161	93,635
Skyworks Solutions, Inc.	1,222	91,063
Astera Labs, Inc.*	1,001	90,510
Qorvo, Inc.*	902	76,589
Rambus, Inc.*	1,121	71,766
MKS, Inc.	710	70,546
Lattice Semiconductor Corp.*	1,399	68,537
Cirrus Logic, Inc.*	543	56,610
GLOBALFOUNDRIES, Inc.*	1,397	53,365
Axcelis Technologies, Inc.*	575	40,072
Impinj, Inc.*	255	28,323
Total Semiconductors		8,207,490

Computers - 16.6%
Apple, Inc.	7,268	1,491,175
International Business Machines Corp.	1,537	453,077
Crowdstrike Holdings, Inc. — Class A*	589	299,984
Dell Technologies, Inc. — Class C	1,943	238,212
Fortinet, Inc.*	2,103	222,329
Accenture plc — Class A	592	176,943
Check Point Software Technologies Ltd.*	761	168,371
Cognizant Technology Solutions Corp. — Class A	2,092	163,239
Infosys Ltd. ADR	8,791	162,897
Seagate Technology Holdings plc	1,101	158,907
Zscaler, Inc.*	477	149,749
Hewlett Packard Enterprise Co.	7,228	147,813
Super Micro Computer, Inc.*	2,873	140,806
Western Digital Corp.	2,106	134,763
HP, Inc.	5,210	127,437
CyberArk Software Ltd.*	308	125,319
NetApp, Inc.	1,173	124,983
Pure Storage, Inc. — Class A*	2,009	115,678
Okta, Inc.*	1,111	111,067
Lumentum Holdings, Inc.*	733	69,679
Sandisk Corp.*	1,517	68,796
Varonis Systems, Inc.*	1,244	63,133
Rigetti Computing, Inc.*,1	4,221	50,061
Total Computers		4,964,418

Internet - 14.5%
Alphabet, Inc. — Class A	7,055	1,243,303
Meta Platforms, Inc. — Class A	1,620	1,195,706

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
TECHNOLOGY FUND

	Shares	Value
Palo Alto Networks, Inc.*	1,526	$312,281
Shopify, Inc. — Class A*	1,759	202,901
Sea Ltd. ADR*	1,133	181,212
Baidu, Inc. ADR*	1,908	163,630
Reddit, Inc. — Class A*	988	148,763
GoDaddy, Inc. — Class A*	753	135,585
Pinterest, Inc. — Class A*	3,701	132,718
CDW Corp.	733	130,906
VeriSign, Inc.	449	129,671
F5, Inc.*	373	109,781
Gen Digital, Inc.	3,537	103,988
Snap, Inc. — Class A*	10,521	91,427
Match Group, Inc.	2,409	74,414
Total Internet		4,356,286

Telecommunications - 4.2%
Cisco Systems, Inc.	6,253	433,833
Arista Networks, Inc.*	2,658	271,940
Motorola Solutions, Inc.	535	224,946
Corning, Inc.	3,322	174,704
Credo Technology Group Holding Ltd.*	1,150	106,479
InterDigital, Inc.	195	43,725
Total Telecommunications		1,255,627

Electronics - 3.6%
Amphenol Corp. — Class A	3,005	296,744
TE Connectivity plc	979	165,128
Keysight Technologies, Inc.*	865	141,739
Jabil, Inc.	638	139,148
Flex Ltd.*	2,455	122,553
Trimble, Inc.*	1,531	116,325
Coherent Corp.*	1,158	103,305
Total Electronics		1,084,942

Investment Companies - 0.8%
Core Scientific, Inc.*	3,923	66,965
MARA Holdings, Inc.*	3,883	60,885
Riot Platforms, Inc.*	4,779	54,003
Cleanspark, Inc.*,1	4,459	49,183
Total Investment Companies		231,036

Energy-Alternate Sources - 0.5%
First Solar, Inc.*	664	109,919
Enphase Energy, Inc.*	1,445	57,294
Total Energy-Alternate Sources		167,213

Office & Business Equipment - 0.3%
Zebra Technologies Corp. — Class A*	337	103,917

Electrical Components & Equipment - 0.2%
Universal Display Corp.	347	53,598

Total Common Stocks
(Cost $13,962,032)		29,857,542

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$111,248	111,248
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	48,004	48,004
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	46,354	46,354
Total Repurchase Agreements
(Cost $205,606)		205,606

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	211,415	211,415
Total Securities Lending Collateral
(Cost $211,415)		211,415

Total Investments - 100.9%
(Cost $14,379,053)		$30,274,563
Other Assets & Liabilities, net - (0.9)%		(275,485)
Total Net Assets - 100.0%		$29,999,078

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

76 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
TECHNOLOGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,857,542	$—	$—	$29,857,542
Repurchase Agreements	—	205,606	—	205,606
Securities Lending Collateral	211,415	—	—	211,415
Total Assets	$30,068,957	$205,606	$—	$30,274,563

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 77

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $213,342 of securities loaned (cost $14,173,447)	$30,068,957
Repurchase agreements, at value (cost $205,606)	205,606
Receivables:
Fund shares sold	277,175
Dividends	8,563
Foreign tax reclaims	496
Securities lending income	64
Interest	25
Total assets	30,560,886

Liabilities:
Payable for:
Securities purchased	256,555
Return of securities lending collateral	211,415
Management fees	17,730
Fund shares redeemed	17,291
Transfer agent fees	9,924
Investor service fees	5,215
Portfolio accounting and administration fees	2,190
Trustees’ fees*	225
Miscellaneous	41,263
Total liabilities	561,808
Net assets	$29,999,078

Net assets consist of:
Paid in capital	$12,423,896
Total distributable earnings (loss)	17,575,182
Net assets	$29,999,078
Capital shares outstanding	127,897
Net asset value per share	$234.56

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $261)	$68,034
Interest	3,561
Income from securities lending, net	226
Total investment income	71,821

Expenses:
Management fees	90,509
Transfer agent fees	29,608
Investor service fees	26,620
Professional fees	23,340
Portfolio accounting and administration fees	16,504
Custodian fees	1,493
Trustees’ fees*	1,365
Line of credit fees	37
Miscellaneous	7,551
Total expenses	197,027
Less:
Expenses reimbursed by Adviser	(5,324)
Net expenses	191,703
Net investment loss	(119,882)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,017,645
Net realized gain	1,017,645
Net change in unrealized appreciation (depreciation) on:
Investments	2,129,936
Net change in unrealized appreciation (depreciation)	2,129,936
Net realized and unrealized gain	3,147,581
Net increase in net assets resulting from operations	$3,027,699

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

78 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(119,882)	$(233,397)
Net realized gain on investments	1,017,645	5,705,994
Net change in unrealized appreciation (depreciation) on investments	2,129,936	(836,779)
Net increase in net assets resulting from operations	3,027,699	4,635,818

Distributions to shareholders	—	(880,066)

Capital share transactions:
Proceeds from sale of shares	34,681,430	30,734,805
Distributions reinvested	—	880,066
Cost of shares redeemed	(30,657,343)	(36,493,392)
Net increase (decrease) from capital share transactions	4,024,087	(4,878,521)
Net increase (decrease) in net assets	7,051,786	(1,122,769)

Net assets:
Beginning of period	22,947,292	24,070,061
End of period	$29,999,078	$22,947,292

Capital share activity:
Shares sold	161,937	152,420
Shares issued from reinvestment of distributions	—	4,411
Shares redeemed	(141,909)	(183,294)
Net increase (decrease) in shares	20,028	(26,463)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 79

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$212.73	$179.18	$122.14	$207.63	$184.01	$125.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.17)	(2.06)	(1.43)	(1.65)	(1.82)	(.99)
Net gain (loss) on investments (realized and unrealized)	23.00	44.42	61.07	(72.52)	38.58	62.21
Total from investment operations	21.83	42.36	59.64	(74.17)	36.76	61.22
Less distributions from:
Net realized gains	—	(8.81)	(2.60)	(11.32)	(13.14)	(3.09)
Total distributions	—	(8.81)	(2.60)	(11.32)	(13.14)	(3.09)
Net asset value, end of period	$234.56	$212.73	$179.18	$122.14	$207.63	$184.01

Total Return[c]	10.26%	23.97%	49.01%	(36.25%)	20.50%	49.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,999	$22,947	$24,070	$15,460	$30,389	$25,233
Ratios to average net assets:
Net investment income (loss)	(1.13%)	(1.03%)	(0.94%)	(1.10%)	(0.92%)	(0.69%)
Total expenses	1.85%	1.78%	1.81%	1.77%	1.69%	1.82%
Net expenses[d]	1.80%	1.73%	1.78%	1.77%	1.69%	1.82%
Portfolio turnover rate	140%	141%	100%	78%	113%	192%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

80 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
TELECOMMUNICATIONS FUND

	Shares	Value
COMMON STOCKS† - 99.8%

Telecommunications - 73.6%
Cisco Systems, Inc.	6,315	$438,135
AT&T, Inc.	13,732	397,404
Verizon Communications, Inc.	8,180	353,949
T-Mobile US, Inc.	1,213	289,009
Arista Networks, Inc.*	2,683	274,498
Motorola Solutions, Inc.	502	211,071
Juniper Networks, Inc.	3,700	147,741
AST SpaceMobile, Inc.*,1	3,107	145,190
Ciena Corp.*	1,666	135,496
EchoStar Corp. — Class A*	4,432	122,766
Frontier Communications Parent, Inc.*	3,184	115,898
Telefonaktiebolaget LM Ericsson ADR	12,695	107,654
Vodafone Group plc ADR	9,721	103,626
BCE, Inc.	4,468	99,055
Rogers Communications, Inc. — Class B	3,267	96,899
TELUS Corp.	5,895	94,674
Nokia Oyj ADR	17,920	92,826
America Movil SAB de CV ADR	5,158	92,534
Telephone & Data Systems, Inc.	2,034	72,370
Calix, Inc.*	1,333	70,902
Iridium Communications, Inc.	2,190	66,072
Lumen Technologies, Inc.*	14,784	64,754
Extreme Networks, Inc.*	3,380	60,671
Viavi Solutions, Inc.*	5,867	59,081
Viasat, Inc.*	4,039	58,969
CommScope Holding Company, Inc.*	6,958	57,612
InterDigital, Inc.	220	49,330
Gogo, Inc.*	2,986	43,834
Harmonic, Inc.*	4,146	39,263
Globalstar, Inc.*	1,565	36,856
Total Telecommunications		3,998,139

Media - 15.0%
Comcast Corp. — Class A	8,801	314,108
Charter Communications, Inc. — Class A*	557	227,707
Liberty Broadband Corp. — Class C*	1,463	143,930
Liberty Global Ltd. — Class A*	9,470	94,795
Liberty Latin America Ltd. — Class C*	6,025	37,475
Total Media		818,015

Internet - 6.1%
Roku, Inc.*	1,711	150,380
F5, Inc.*	423	124,497
Cogent Communications Holdings, Inc.	1,190	57,370
Total Internet		332,247

Computers - 2.8%
Lumentum Holdings, Inc.*	1,056	100,383
NetScout Systems, Inc.*	2,092	51,903
Total Computers		152,286

Software - 1.3%
Nice Ltd. ADR*	441	74,489

Electronics - 1.0%
Applied Optoelectronics, Inc.*	2,065	53,050

Total Common Stocks
(Cost $4,377,831)		5,428,226

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$10,822	10,822
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	4,670	4,670
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	4,509	4,509
Total Repurchase Agreements
(Cost $20,001)		20,001

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	64,287	64,287
Total Securities Lending Collateral
(Cost $64,287)		64,287

Total Investments - 101.4%
(Cost $4,462,119)		$5,512,514
Other Assets & Liabilities, net - (1.4)%		(77,888)
Total Net Assets - 100.0%		$5,434,626

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
TELECOMMUNICATIONS FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,428,226	$—	$—	$5,428,226
Repurchase Agreements	—	20,001	—	20,001
Securities Lending Collateral	64,287	—	—	64,287
Total Assets	$5,492,513	$20,001	$—	$5,512,514

82 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $59,487 of securities loaned (cost $4,442,118)	$5,492,513
Repurchase agreements, at value (cost $20,001)	20,001
Receivables:
Fund shares sold	2,458,183
Dividends	3,115
Securities lending income	126
Interest	3
Total assets	7,973,941

Liabilities:
Payable for:
Securities purchased	2,462,288
Return of securities lending collateral	64,287
Fund shares redeemed	2,139
Management fees	1,816
Transfer agent fees	1,364
Investor service fees	534
Portfolio accounting and administration fees	224
Trustees’ fees*	36
Miscellaneous	6,627
Total liabilities	2,539,315
Net assets	$5,434,626

Net assets consist of:
Paid in capital	$5,457,505
Total distributable earnings (loss)	(22,879)
Net assets	$5,434,626
Capital shares outstanding	77,150
Net asset value per share	$70.44

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $946)	$26,713
Interest	558
Income from securities lending, net	1,056
Total investment income	28,327

Expenses:
Management fees	12,531
Investor service fees	3,685
Transfer agent fees	4,694
Professional fees	2,920
Portfolio accounting and administration fees	2,285
Trustees’ fees*	292
Custodian fees	218
Line of credit fees	12
Miscellaneous	600
Total expenses	27,237
Less:
Expenses reimbursed by Adviser	(737)
Net expenses	26,500
Net investment income	1,827

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	95,209
Net realized gain	95,209
Net change in unrealized appreciation (depreciation) on:
Investments	113,935
Net change in unrealized appreciation (depreciation)	113,935
Net realized and unrealized gain	209,144
Net increase in net assets resulting from operations	$210,971

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 83

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,827	$11,213
Net realized gain on investments	95,209	204,814
Net change in unrealized appreciation (depreciation) on investments	113,935	259,882
Net increase in net assets resulting from operations	210,971	475,909

Distributions to shareholders	—	(14,001)

Capital share transactions:
Proceeds from sale of shares	16,261,865	12,909,159
Distributions reinvested	—	14,001
Cost of shares redeemed	(15,245,512)	(11,154,022)
Net increase from capital share transactions	1,016,353	1,769,138
Net increase in net assets	1,227,324	2,231,046

Net assets:
Beginning of period	4,207,302	1,976,256
End of period	$5,434,626	$4,207,302

Capital share activity:
Shares sold	260,025	210,072
Shares issued from reinvestment of distributions	—	251
Shares redeemed	(249,042)	(179,774)
Net increase in shares	10,983	30,549

84 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$63.59	$55.48	$52.62	$71.41	$66.03	$60.85
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.22	.32	.37	.44	.48
Net gain (loss) on investments (realized and unrealized)	6.81	8.44	2.98 [e]	(18.80)	5.48	5.27 [e]
Total from investment operations	6.85	8.66	3.30	(18.43)	5.92	5.75
Less distributions from:
Net investment income	—	(.55)	(.44)	(.36)	(.54)	(.57)
Total distributions	—	(.55)	(.44)	(.36)	(.54)	(.57)
Net asset value, end of period	$70.44	$63.59	$55.48	$52.62	$71.41	$66.03

Total Return[c]	10.77%	15.73%	6.30%	(25.85%)	8.98%	9.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,435	$4,207	$1,976	$2,051	$6,987	$3,254
Ratios to average net assets:
Net investment income (loss)	0.12%	0.37%	0.59%	0.62%	0.62%	0.81%
Total expenses	1.85%	1.82%	1.81%	1.77%	1.70%	1.82%
Net expenses[d]	1.80%	1.77%	1.79%	1.77%	1.70%	1.82%
Portfolio turnover rate	489%	381%	260%	113%	237%	258%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
TRANSPORTATION FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Transportation - 39.3%
Union Pacific Corp.	633	$145,641
United Parcel Service, Inc. — Class B	1,131	114,163
CSX Corp.	2,975	97,074
Norfolk Southern Corp.	370	94,709
FedEx Corp.	384	87,287
Old Dominion Freight Line, Inc.	421	68,328
Expeditors International of Washington, Inc.	425	48,556
XPO, Inc.*	372	46,980
Canadian Pacific Kansas City Ltd.	569	45,105
Canadian National Railway Co.	426	44,321
Star Bulk Carriers Corp.[1]	2,526	43,573
ZTO Express Cayman, Inc. ADR	2,438	43,275
ZIM Integrated Shipping Services Ltd.	2,667	42,912
TFI International, Inc.	474	42,504
J.B. Hunt Transport Services, Inc.	290	41,644
CH Robinson Worldwide, Inc.	430	41,258
Golden Ocean Group Ltd.[1]	5,410	39,601
Saia, Inc.*	125	34,249
Knight-Swift Transportation Holdings, Inc.	739	32,686
Ryder System, Inc.	199	31,641
Kirby Corp.*	275	31,188
Matson, Inc.	207	23,049
Landstar System, Inc.	150	20,853
Hub Group, Inc. — Class A	521	17,417
ArcBest Corp.	213	16,403
Werner Enterprises, Inc.	571	15,623
Forward Air Corp.*	381	9,350
Total Transportation		1,319,390

Auto Manufacturers - 24.0%
Tesla, Inc.*	1,151	365,627
General Motors Co.	1,732	85,232
Ford Motor Co.	7,619	82,666
Ferrari N.V.	91	44,657
Stellantis N.V.[1]	4,349	43,620
Rivian Automotive, Inc. — Class A*	3,103	42,635
NIO, Inc. ADR*,1	12,163	41,719
Li Auto, Inc. ADR*	1,536	41,641
Toyota Motor Corp. ADR	237	40,826
Lucid Group, Inc.*,1	7,482	15,787
Total Auto Manufacturers		804,410

Airlines - 11.5%
Delta Air Lines, Inc.	1,434	70,524
United Airlines Holdings, Inc.*	815	64,898
Southwest Airlines Co.	1,634	53,007
Ryanair Holdings plc ADR	771	44,463
Copa Holdings S.A. — Class A	400	43,988
American Airlines Group, Inc.*	3,035	34,053
Alaska Air Group, Inc.*	608	30,084
SkyWest, Inc.*	230	23,683
JetBlue Airways Corp.*	3,016	12,758
Allegiant Travel Co. — Class A*	164	9,012
Total Airlines		386,470

Auto Parts & Equipment - 11.3%
Mobileye Global, Inc. — Class A*	2,746	49,373
Autoliv, Inc.	394	44,089
Aptiv plc*	645	44,002
Magna International, Inc.	1,128	43,552
BorgWarner, Inc.	998	33,413
Lear Corp.	294	27,924
Gentex Corp.	1,227	26,982
QuantumScape Corp.*	3,795	25,502
Goodyear Tire & Rubber Co.*	1,879	19,485
Visteon Corp.*	208	19,406
Dorman Products, Inc.*	142	17,419
Adient plc*	808	15,724
Fox Factory Holding Corp.*	456	11,829
Total Auto Parts & Equipment		378,700

Internet - 7.8%
Uber Technologies, Inc.*	1,943	181,282
Grab Holdings Ltd. — Class A*	9,844	49,515
Lyft, Inc. — Class A*	1,991	31,378
Total Internet		262,175

Commercial Services - 2.0%
GXO Logistics, Inc.*	621	30,243
Avis Budget Group, Inc.*	142	24,005
Hertz Global Holdings, Inc.*	1,746	11,925
Total Commercial Services		66,173

Home Builders - 1.1%
Thor Industries, Inc.	296	26,288
Winnebago Industries, Inc.	354	10,266
Total Home Builders		36,554

Aerospace & Defense - 0.8%
Joby Aviation, Inc.*,1	2,715	28,643

Building Materials - 0.8%
Modine Manufacturing Co.*	280	27,580

Leisure Time - 0.6%
Harley-Davidson, Inc.	821	19,376

Retail - 0.5%
Patrick Industries, Inc.	189	17,439

Total Common Stocks
(Cost $1,666,939)		3,346,910

86 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
TRANSPORTATION FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$11,826	$11,826
Barclays Capital, Inc issued 06/30/25 at 4.39% due 07/01/25	5,103	5,103
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	4,927	4,927
Total Repurchase Agreements
(Cost $21,856)		21,856

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	156,235	156,235
Total Securities Lending Collateral
(Cost $156,235)		156,235

Total Investments - 105.0%
(Cost $1,845,030)		$3,525,001
Other Assets & Liabilities, net - (5.0)%		(167,651)
Total Net Assets - 100.0%		$3,357,350

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,346,910	$—	$—	$3,346,910
Repurchase Agreements	—	21,856	—	21,856
Securities Lending Collateral	156,235	—	—	156,235
Total Assets	$3,503,145	$21,856	$—	$3,525,001

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 87

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $150,735 of securities loaned (cost $1,823,174)	$3,503,145
Repurchase agreements, at value (cost $21,856)	21,856
Cash	110
Receivables:
Dividends	1,303
Securities lending income	246
Interest	2
Total assets	3,526,662

Liabilities:
Payable for:
Return of securities lending collateral	156,235
Management fees	2,113
Fund shares redeemed	1,883
Transfer agent fees	1,472
Investor service fees	622
Portfolio accounting and administration fees	261
Trustees’ fees*	37
Miscellaneous	6,689
Total liabilities	169,312
Net assets	$3,357,350

Net assets consist of:
Paid in capital	$2,436,464
Total distributable earnings (loss)	920,886
Net assets	$3,357,350
Capital shares outstanding	38,758
Net asset value per share	$86.62

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $3,588)	$35,045
Interest	607
Income from securities lending, net	830
Total investment income	36,482

Expenses:
Management fees	14,452
Investor service fees	4,251
Transfer agent fees	4,941
Professional fees	3,138
Portfolio accounting and administration fees	2,635
Trustees’ fees*	252
Custodian fees	242
Miscellaneous	1,507
Total expenses	31,418
Less:
Expenses reimbursed by Adviser	(850)
Net expenses	30,568
Net investment income	5,914

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,104
Net realized gain	4,104
Net change in unrealized appreciation (depreciation) on:
Investments	(208,270)
Net change in unrealized appreciation (depreciation)	(208,270)
Net realized and unrealized loss	(204,166)
Net decrease in net assets resulting from operations	$(198,252)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

88 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,914	$(4,782)
Net realized gain on investments	4,104	474,103
Net change in unrealized appreciation (depreciation) on investments	(208,270)	(562,202)
Net decrease in net assets resulting from operations	(198,252)	(92,881)

Distributions to shareholders	—	(7,975)

Capital share transactions:
Proceeds from sale of shares	623,314	3,499,921
Distributions reinvested	—	7,975
Cost of shares redeemed	(1,066,610)	(5,005,820)
Net decrease from capital share transactions	(443,296)	(1,497,924)
Net decrease in net assets	(641,548)	(1,598,780)

Net assets:
Beginning of period	3,998,898	5,597,678
End of period	$3,357,350	$3,998,898

Capital share activity:
Shares sold	7,084	41,126
Shares issued from reinvestment of distributions	—	93
Shares redeemed	(12,753)	(59,811)
Net decrease in shares	(5,669)	(18,592)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 89

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$90.01	$88.83	$71.36	$124.83	$109.37	$80.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	(.12)	.15	(.16)	(.02)	(.72)
Net gain (loss) on investments (realized and unrealized)	(3.54)	1.48 [e]	17.32	(42.05)	23.27	32.30
Total from investment operations	(3.39)	1.36	17.47	(42.21)	23.25	31.58
Less distributions from:
Net investment income	—	(.18)	—	—	—	(.14)
Net realized gains	—	—	—	(11.26)	(7.79)	(2.74)
Total distributions	—	(.18)	—	(11.26)	(7.79)	(2.88)
Net asset value, end of period	$86.62	$90.01	$88.83	$71.36	$124.83	$109.37

Total Return[c]	(3.77%)	1.56%	24.48%	(35.03%)	22.17%	40.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,357	$3,999	$5,598	$3,329	$6,872	$7,900
Ratios to average net assets:
Net investment income (loss)	0.35%	(0.14%)	0.17%	(0.17%)	(0.02%)	(0.86%)
Total expenses	1.85%	1.79%	1.81%	1.77%	1.70%	1.82%
Net expenses[d]	1.80%	1.74%	1.79%	1.77%	1.70%	1.82%
Portfolio turnover rate	23%	112%	318%	343%	326%	373%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

90 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
UTILITIES FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Electric - 87.5%
NextEra Energy, Inc.	7,924	$550,084
Constellation Energy Corp.	1,512	488,013
Southern Co.	5,228	480,087
Duke Energy Corp.	3,861	455,598
Vistra Corp.	2,056	398,473
American Electric Power Company, Inc.	3,403	353,095
Sempra	4,402	333,540
Dominion Energy, Inc.	5,882	332,451
Public Service Enterprise Group, Inc.	3,710	312,308
Exelon Corp.	7,190	312,190
Xcel Energy, Inc.	4,334	295,145
Entergy Corp.	3,402	282,774
Consolidated Edison, Inc.	2,795	280,478
WEC Energy Group, Inc.	2,603	271,233
NRG Energy, Inc.	1,683	270,256
PG&E Corp.	18,771	261,668
Ameren Corp.	2,520	242,021
CenterPoint Energy, Inc.	6,392	234,842
DTE Energy Co.	1,739	230,348
PPL Corp.	6,785	229,944
Eversource Energy	3,534	224,833
FirstEnergy Corp.	5,471	220,263
Edison International	4,171	215,224
CMS Energy Corp.	3,071	212,759
Evergy, Inc.	2,738	188,730
Alliant Energy Corp.	3,063	185,220
National Grid plc ADR[1]	2,271	168,985
Fortis, Inc.	3,445	164,430
Brookfield Renewable Corp.	4,709	154,361
Pinnacle West Capital Corp.	1,713	153,262
OGE Energy Corp.	3,180	141,128
Talen Energy Corp.*	439	127,648
AES Corp.	11,588	121,906
IDACORP, Inc.	1,025	118,336
Clearway Energy, Inc. — Class C	3,696	118,272
Ormat Technologies, Inc.	1,294	108,385
Oklo, Inc.*,1	1,897	106,213
TXNM Energy, Inc.	1,821	102,559
Portland General Electric Co.	2,438	99,056
Northwestern Energy Group, Inc.	1,618	83,003
Otter Tail Corp.	950	73,236
Hawaiian Electric Industries, Inc.*	6,067	64,492
MGE Energy, Inc.	396	35,022
Total Electric		9,801,871

Gas - 7.9%
Atmos Energy Corp.	1,516	233,631
NiSource, Inc.	5,152	207,832
UGI Corp.	3,624	131,986
National Fuel Gas Co.	1,535	130,030
ONE Gas, Inc.	1,374	98,735
MDU Resources Group, Inc.	5,255	87,601
Total Gas		889,815

Water - 3.5%
American Water Works Company, Inc.	1,764	245,390
Essential Utilities, Inc.	4,047	150,305
Total Water		395,695

Energy-Alternate Sources - 0.4%
XPLR Infrastructure, LP*	4,912	40,278

Total Common Stocks
(Cost $4,786,723)		11,127,659

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$58,215	58,215
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	25,120	25,120
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	24,256	24,256
Total Repurchase Agreements
(Cost $107,591)		107,591

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	208,068	208,068
Total Securities Lending Collateral
(Cost $208,068)		208,068

Total Investments - 102.2%
(Cost $5,102,382)		$11,443,318
Other Assets & Liabilities, net - (2.2)%		(243,408)
Total Net Assets - 100.0%		$11,199,910

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
UTILITIES FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,127,659	$—	$—	$11,127,659
Repurchase Agreements	—	107,591	—	107,591
Securities Lending Collateral	208,068	—	—	208,068
Total Assets	$11,335,727	$107,591	$—	$11,443,318

92 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $206,338 of securities loaned (cost $4,994,791)	$11,335,727
Repurchase agreements, at value (cost $107,591)	107,591
Cash	1,595
Receivables:
Dividends	18,931
Securities lending income	202
Interest	13
Total assets	11,464,059

Liabilities:
Payable for:
Return of securities lending collateral	208,068
Fund shares redeemed	18,292
Management fees	7,804
Transfer agent fees	5,123
Investor service fees	2,295
Portfolio accounting and administration fees	964
Trustees’ fees*	117
Miscellaneous	21,486
Total liabilities	264,149
Net assets	$11,199,910

Net assets consist of:
Paid in capital	$10,868,924
Total distributable earnings (loss)	330,986
Net assets	$11,199,910
Capital shares outstanding	271,647
Net asset value per share	$41.23

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $1,016)	$177,051
Interest	1,555
Income from securities lending, net	647
Total investment income	179,253

Expenses:
Management fees	48,052
Investor service fees	14,133
Transfer agent fees	15,771
Professional fees	11,089
Portfolio accounting and administration fees	8,762
Custodian fees	793
Trustees’ fees*	726
Line of credit fees	62
Miscellaneous	5,172
Total expenses	104,560
Less:
Expenses reimbursed by Adviser	(2,827)
Net expenses	101,733
Net investment income	77,520

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	460,943
Net realized gain	460,943
Net change in unrealized appreciation (depreciation) on:
Investments	666,039
Net change in unrealized appreciation (depreciation)	666,039
Net realized and unrealized gain	1,126,982
Net increase in net assets resulting from operations	$1,204,502

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 93

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$77,520	$158,794
Net realized gain on investments	460,943	1,007,950
Net change in unrealized appreciation (depreciation) on investments	666,039	743,746
Net increase in net assets resulting from operations	1,204,502	1,910,490

Distributions to shareholders	—	(161,312)

Capital share transactions:
Proceeds from sale of shares	22,288,706	47,376,005
Distributions reinvested	—	161,312
Cost of shares redeemed	(23,045,079)	(48,043,551)
Net decrease from capital share transactions	(756,373)	(506,234)
Net increase in net assets	448,129	1,242,944

Net assets:
Beginning of period	10,751,781	9,508,837
End of period	$11,199,910	$10,751,781

Capital share activity:
Shares sold	569,711	1,262,610
Shares issued from reinvestment of distributions	—	4,649
Shares redeemed	(585,185)	(1,280,410)
Net decrease in shares	(15,474)	(13,151)

94 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$37.45	$31.67	$34.65	$34.86	$30.93	$33.76
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.50	.46	.29	.43	.41
Net gain (loss) on investments (realized and unrealized)	3.51	5.76	(2.92)	.07	4.02	(2.20)
Total from investment operations	3.78	6.26	(2.46)	.36	4.45	(1.79)
Less distributions from:
Net investment income	—	(.48)	(.52)	(.31)	(.52)	(.55)
Net realized gains	—	—	—	(.26)	—	(.49)
Total distributions	—	(.48)	(.52)	(.57)	(.52)	(1.04)
Net asset value, end of period	$41.23	$37.45	$31.67	$34.65	$34.86	$30.93

Total Return[c]	10.09%	19.86%	(7.12%)	1.04%	14.52%	(5.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,200	$10,752	$9,509	$17,137	$13,444	$11,801
Ratios to average net assets:
Net investment income (loss)	1.37%	1.41%	1.40%	0.83%	1.32%	1.34%
Total expenses	1.85%	1.79%	1.80%	1.77%	1.69%	1.82%
Net expenses[d]	1.80%	1.74%	1.79%	1.77%	1.69%	1.82%
Portfolio turnover rate	192%	425%	102%	387%	110%	151%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 66.9%

Financial - 18.1%
Goldman Sachs Group, Inc.	779	$551,337
Visa, Inc. — Class A	779	276,584
American Express Co.	779	248,485
JPMorgan Chase & Co.	779	225,840
Travelers Companies, Inc.	779	208,414
Total Financial		1,510,660

Technology - 13.3%
Microsoft Corp.	779	387,482
International Business Machines Corp.	779	229,634
Salesforce, Inc.	779	212,426
Apple, Inc.	779	159,827
NVIDIA Corp.	779	123,074
Total Technology		1,112,443

Consumer, Non-cyclical - 9.8%
UnitedHealth Group, Inc.	779	243,025
Amgen, Inc.	779	217,505
Procter & Gamble Co.	779	124,110
Johnson & Johnson	779	118,992
Merck & Company, Inc.	779	61,666
Coca-Cola Co.	779	55,114
Total Consumer, Non-cyclical		820,412

Industrial - 9.2%
Caterpillar, Inc.	779	302,416
Honeywell International, Inc.	779	181,413
Boeing Co.*	779	163,224
3M Co.	779	118,595
Total Industrial		765,648

Consumer, Cyclical - 7.7%
Home Depot, Inc.	779	285,613
McDonald’s Corp.	779	227,600
Walmart, Inc.	779	76,171
NIKE, Inc. — Class B	779	55,340
Total Consumer, Cyclical		644,724

Communications - 4.3%
Amazon.com, Inc.*	779	170,905
Walt Disney Co.	779	96,604
Cisco Systems, Inc.	779	54,047
Verizon Communications, Inc.	779	33,707
Total Communications		355,263

Basic Materials - 3.2%
Sherwin-Williams Co.	779	267,477

Energy - 1.3%
Chevron Corp.	779	111,545

Total Common Stocks
(Cost $3,459,361)		5,588,172

	Face Amount
U.S. TREASURY BILLS†† - 5.4%
U.S. Treasury Bills
4.23% due 09/18/25[1,2]	$350,000	346,760
3.94% due 07/08/25[2,3]	108,000	107,913
Total U.S. Treasury Bills
(Cost $454,664)		454,673

REPURCHASE AGREEMENTS††,4 - 16.5%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[1]	746,800	746,800
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[1]	322,244	322,244
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[1]	311,167	311,167
Total Repurchase Agreements
(Cost $1,380,211)		1,380,211

Total Investments - 88.8%
(Cost $5,294,236)		$7,423,056
Other Assets & Liabilities, net - 11.2%		933,422
Total Net Assets - 100.0%		$8,356,478

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	8	Sep 2025	$1,775,040	$74,067

96 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
DOW 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.29% (SOFR + 0.90%)	At Maturity	09/25/25	146	$6,432,576	$97,015
BNP Paribas	Dow Jones Industrial Average	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	09/25/25	66	2,900,263	70,840
							$9,332,839	$167,855

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,588,172	$—	$—	$5,588,172
U.S. Treasury Bills	—	454,673	—	454,673
Repurchase Agreements	—	1,380,211	—	1,380,211
Equity Futures Contracts**	74,067	—	—	74,067
Equity Index Swap Agreements**	—	167,855	—	167,855
Total Assets	$5,662,239	$2,002,739	$—	$7,664,978

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 97

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value (cost $3,914,025)	$6,042,845
Repurchase agreements, at value (cost $1,380,211)	1,380,211
Segregated cash with broker	40,764
Unrealized appreciation on OTC swap agreements	167,855
Receivables:
Fund shares sold	1,747,402
Variation margin on futures contracts	10,040
Dividends	1,691
Interest	167
Total assets	9,390,975

Liabilities:
Payable for:
Securities purchased	1,004,324
Swap settlement	4,771
Management fees	4,427
Transfer agent fees	3,314
Investor service fees	1,230
Portfolio accounting and administration fees	271
Trustees’ fees*	83
Fund shares redeemed	9
Miscellaneous	16,068
Total liabilities	1,034,497
Net assets	$8,356,478

Net assets consist of:
Paid in capital	$6,593,939
Total distributable earnings (loss)	1,762,539
Net assets	$8,356,478
Capital shares outstanding	35,277
Net asset value per share	$236.88

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends	$55,899
Interest	40,814
Total investment income	96,713

Expenses:
Management fees	37,682
Investor service fees	10,467
Transfer agent fees	11,992
Professional fees	7,900
Portfolio accounting and administration fees	6,490
Interest expense	2,005
Custodian fees	596
Trustees’ fees*	591
Miscellaneous	4,935
Total expenses	82,658
Less:
Expenses reimbursed by Adviser	(4,187)
Net expenses	78,471
Net investment income	18,242

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	189,668
Swap agreements	(213)
Futures contracts	(301,648)
Net realized loss	(112,193)
Net change in unrealized appreciation (depreciation) on:
Investments	(44,451)
Swap agreements	133,353
Futures contracts	81,837
Net change in unrealized appreciation (depreciation)	170,739
Net realized and unrealized gain	58,546
Net increase in net assets resulting from operations	$76,788

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

98 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,242	$76,837
Net realized gain (loss) on investments	(112,193)	2,510,120
Net change in unrealized appreciation (depreciation) on investments	170,739	(931,693)
Net increase in net assets resulting from operations	76,788	1,655,264

Distributions to shareholders	—	(96,119)

Capital share transactions:
Proceeds from sale of shares	53,782,507	127,103,691
Distributions reinvested	—	96,119
Cost of shares redeemed	(55,969,707)	(136,247,669)
Net decrease from capital share transactions	(2,187,200)	(9,047,859)
Net decrease in net assets	(2,110,412)	(7,488,714)

Net assets:
Beginning of period	10,466,890	17,955,604
End of period	$8,356,478	$10,466,890

Capital share activity:
Shares sold	228,195	593,096
Shares issued from reinvestment of distributions	—	446
Shares redeemed	(238,511)	(641,241)
Net decrease in shares	(10,316)	(47,699)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 99

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$229.57	$192.47	$156.26	$207.85	$147.84	$163.38
Income (loss) from investment operations:
Net investment income (loss)[b]	.49	1.60	1.21	.42	(.68)	(.53)
Net gain (loss) on investments (realized and unrealized)	6.82	37.94	35.49	(43.46)	60.69	(.73)
Total from investment operations	7.31	39.54	36.70	(43.04)	60.01	(1.26)
Less distributions from:
Net investment income	—	(2.44)	(.49)	—	—	(.92)
Net realized gains	—	—	—	(8.55)	—	(13.36)
Total distributions	—	(2.44)	(.49)	(8.55)	—	(14.28)
Net asset value, end of period	$236.88	$229.57	$192.47	$156.26	$207.85	$147.84

Total Return[c]	3.18%	20.63%	23.57%	(20.49%)	40.59%	1.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,356	$10,467	$17,956	$14,372	$19,882	$14,253
Ratios to average net assets:
Net investment income (loss)	0.44%	0.76%	0.75%	0.25%	(0.37%)	(0.42%)
Total expenses[d]	1.97%	1.89%	1.97%	1.88%	1.78%	1.91%
Net expenses[e]	1.87%	1.79%	1.90%	1.81%	1.72%	1.85%
Portfolio turnover rate	600%	853%	316%	458%	489%	607%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

100 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 25.6%
Freddie Mac
4.23% due 07/02/25[1]	$100,000	$99,989
Federal Home Loan Bank
4.15% due 07/10/25[1]	100,000	99,896
Total Federal Agency Discount Notes
(Cost $199,885)		199,885

U.S. TREASURY BILLS†† - 12.7%
U.S. Treasury Bills
4.23% due 09/18/25[1,2]	50,000	49,537
4.20% due 09/18/25[1,2]	50,000	49,537
Total U.S. Treasury Bills
(Cost $99,075)		99,074

FEDERAL AGENCY NOTES†† - 6.4%
Federal Farm Credit Bank
4.32% due 02/27/26	50,000	49,967
Total Federal Agency Notes
(Cost $49,998)		49,967

REPURCHASE AGREEMENTS††,3 - 61.3%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[2]	258,985	258,985
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[2]	111,752	111,752
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[2]	107,911	107,911
Total Repurchase Agreements
(Cost $478,648)		478,648

Total Investments - 106.0%
(Cost $827,606)		$827,574
Other Assets & Liabilities, net - (6.0)%		(47,187)
Total Net Assets - 100.0%		$780,387

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	09/25/25	15	$666,470	$(16,838)
Barclays Bank plc	Dow Jones Industrial Average	Receive	4.99% (SOFR + 0.60%)	At Maturity	09/25/25	20	886,605	(22,386)
							$1,553,075	$(39,224)

††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[3]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$199,885	$—	$199,885
U.S. Treasury Bills	—	99,074	—	99,074
Federal Agency Notes	—	49,967	—	49,967
Repurchase Agreements	—	478,648	—	478,648
Total Assets	$—	$827,574	$—	$827,574

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$39,224	$—	$39,224

**	This derivative is reported as unrealized appreciation/depreciation at period end.

102 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value (cost $348,958)	$348,926
Repurchase agreements, at value (cost $478,648)	478,648
Receivables:
Interest	802
Total assets	828,376

Liabilities:
Unrealized depreciation on OTC swap agreements	39,224
Payable for:
Fund shares redeemed	2,394
Swap settlement	2,265
Management fees	673
Transfer agent fees	550
Investor service fees	187
Portfolio accounting and administration fees	41
Trustees’ fees*	14
Miscellaneous	2,641
Total liabilities	47,989
Net assets	$780,387

Net assets consist of:
Paid in capital	$26,442,050
Total distributable earnings (loss)	(25,661,663)
Net assets	$780,387
Capital shares outstanding	5,565
Net asset value per share	$140.23

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Interest	$31,085
Total investment income	31,085

Expenses:
Management fees	5,919
Investor service fees	1,644
Transfer agent fees	1,893
Professional fees	1,051
Portfolio accounting and administration fees	1,019
Trustees’ fees*	95
Custodian fees	93
Miscellaneous	1,035
Total expenses	12,749
Less:
Expenses reimbursed by Adviser	(658)
Net expenses	12,091
Net investment income	18,994

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8
Swap agreements	(566,551)
Futures contracts	(44,483)
Net realized loss	(611,026)
Net change in unrealized appreciation (depreciation) on:
Investments	(95)
Swap agreements	(34,800)
Futures contracts	(7,388)
Net change in unrealized appreciation (depreciation)	(42,283)
Net realized and unrealized loss	(653,309)
Net decrease in net assets resulting from operations	$(634,315)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 103

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,994	$49,696
Net realized loss on investments	(611,026)	(1,120,702)
Net change in unrealized appreciation (depreciation) on investments	(42,283)	20,739
Net decrease in net assets resulting from operations	(634,315)	(1,050,267)

Distributions to shareholders	—	(58,940)

Capital share transactions:
Proceeds from sale of shares	21,170,441	60,891,775
Distributions reinvested	—	58,940
Cost of shares redeemed	(21,193,511)	(59,477,986)
Net increase (decrease) from capital share transactions	(23,070)	1,472,729
Net increase (decrease) in net assets	(657,385)	363,522

Net assets:
Beginning of period	1,437,772	1,074,250
End of period	$780,387	$1,437,772

Capital share activity*:
Shares sold	130,814	339,573
Shares issued from reinvestment of distributions	—	363
Shares redeemed	(134,684)	(335,999)
Net increase (decrease) in shares	(3,870)	3,937

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

104 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a,g]	Year Ended December 31, 2024[g]	Year Ended December 31, 2023[g]	Year Ended December 31, 2022[g]	Year Ended December 31, 2021[g]	Year Ended December 31, 2020[g]
Per Share Data
Net asset value, beginning of period	$152.39	$195.40	$239.52	$228.09	$352.71	$655.03
Income (loss) from investment operations:
Net investment income (loss)[b]	2.23	6.55	7.35	.40	(3.15)	(1.70)
Net gain (loss) on investments (realized and unrealized)	(14.39)	(36.81)	(51.02)	11.03 [f]	(121.47)	(299.92)
Total from investment operations	(12.16)	(30.26)	(43.67)	11.43	(124.62)	(301.62)
Less distributions from:
Net investment income	—	(12.75)	(.45)	—	—	(.70)
Total distributions	—	(12.75)	(.45)	—	—	(.70)
Net asset value, end of period	$140.23	$152.39	$195.40	$239.52	$228.09	$352.71

Total Return[c]	(7.98%)	(15.94%)	(18.26%)	5.00%	(35.33%)	(45.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$780	$1,438	$1,074	$2,220	$3,283	$3,431
Ratios to average net assets:
Net investment income (loss)	2.89%	3.86%	3.17%	0.16%	(1.15%)	(1.04%)
Total expenses[d]	1.94%	1.88%	1.91%	1.90%	1.79%	1.92%
Net expenses[e]	1.84%	1.78%	1.84%	1.83%	1.70%	1.86%
Portfolio turnover rate	—	—	—	—	116%	616%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests, if any.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments in the Fund.

[g]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 70.9%

Financial - 17.1%
Interactive Brokers Group, Inc. — Class A	362	$20,058
Equitable Holdings, Inc.	252	14,137
Fidelity National Financial, Inc.	217	12,165
East West Bancorp, Inc.	114	11,512
WP Carey, Inc. REIT	182	11,353
Reinsurance Group of America, Inc. — Class A	55	10,910
Unum Group	133	10,741
Gaming and Leisure Properties, Inc. REIT	228	10,643
Jones Lang LaSalle, Inc.*	39	9,975
Equity LifeStyle Properties, Inc. REIT	159	9,806
RenaissanceRe Holdings Ltd.	40	9,716
American Homes 4 Rent — Class A REIT	264	9,523
Annaly Capital Management, Inc. REIT	501	9,429
Carlyle Group, Inc.	177	9,098
Ally Financial, Inc.	230	8,959
First Horizon Corp.	421	8,925
Lamar Advertising Co. — Class A REIT	73	8,859
Stifel Financial Corp.	85	8,821
Omega Healthcare Investors, Inc. REIT	240	8,796
Kinsale Capital Group, Inc.	18	8,710
Evercore, Inc. — Class A	30	8,101
Houlihan Lokey, Inc.	45	8,098
CubeSmart REIT	189	8,033
Webster Financial Corp.	140	7,644
American Financial Group, Inc.	60	7,573
SouthState Corp.	82	7,547
Primerica, Inc.	27	7,389
Jefferies Financial Group, Inc.	135	7,383
EastGroup Properties, Inc. REIT	44	7,353
Old Republic International Corp.	189	7,265
SEI Investments Co.	79	7,099
Western Alliance Bancorporation	91	7,096
Pinnacle Financial Partners, Inc.	64	7,066
Rexford Industrial Realty, Inc. REIT	196	6,972
Wintrust Financial Corp.	56	6,943
Cullen/Frost Bankers, Inc.	53	6,813
NNN REIT, Inc. REIT	156	6,736
Agree Realty Corp. REIT	91	6,649
Brixmor Property Group, Inc. REIT	254	6,614
Comerica, Inc.	109	6,502
Zions Bancorp North America	123	6,389
Commerce Bancshares, Inc.	101	6,279
UMB Financial Corp.	59	6,204
Ryan Specialty Holdings, Inc.	89	6,051
Synovus Financial Corp.	115	5,951
Old National Bancorp	270	5,762
SLM Corp.	174	5,705
Voya Financial, Inc.	80	5,680
STAG Industrial, Inc. REIT	155	5,623
Prosperity Bancshares, Inc.	79	5,549
MGIC Investment Corp.	197	5,485
Starwood Property Trust, Inc. REIT	268	5,379
Vornado Realty Trust REIT	139	5,315
First Industrial Realty Trust, Inc. REIT	110	5,294
First American Financial Corp.	85	5,218
Hamilton Lane, Inc. — Class A	36	5,116
Essent Group Ltd.	84	5,101
Hanover Insurance Group, Inc.	30	5,096
RLI Corp.	69	4,983
Cadence Bank	155	4,957
Affiliated Managers Group, Inc.	24	4,723
Healthcare Realty Trust, Inc. REIT	292	4,631
FNB Corp.	299	4,359
Selective Insurance Group, Inc.	50	4,333
Home BancShares, Inc.	152	4,326
United Bankshares, Inc.	118	4,299
Glacier Bancorp, Inc.	98	4,222
Cousins Properties, Inc. REIT	139	4,174
Kite Realty Group Trust REIT	183	4,145
Bank OZK	88	4,141
Columbia Banking System, Inc.	175	4,092
Janus Henderson Group plc	105	4,078
Hancock Whitney Corp.	71	4,075
First Financial Bankshares, Inc.	107	3,850
EPR Properties REIT[1]	63	3,670
Sabra Health Care REIT, Inc. REIT	198	3,651
Valley National Bancorp	395	3,527
Independence Realty Trust, Inc. REIT	194	3,432
Associated Banc-Corp.	136	3,317
Kemper Corp.	50	3,227
CNO Financial Group, Inc.	82	3,164
Kilroy Realty Corp. REIT[1]	88	3,019
Texas Capital Bancshares, Inc.*	38	3,017
International Bancshares Corp.	44	2,929
Federated Hermes, Inc. — Class B	63	2,792
Flagstar Financial, Inc.	252	2,671
COPT Defense Properties REIT	94	2,593
Brighthouse Financial, Inc.*	48	2,581
Rayonier, Inc. REIT	116	2,573
Western Union Co.	274	2,307
PotlatchDeltic Corp. REIT	59	2,264
National Storage Affiliates Trust REIT	58	1,855
Park Hotels & Resorts, Inc. REIT	166	1,698
Total Financial		581,884

Industrial - 15.9%
EMCOR Group, Inc.	37	19,791
Flex Ltd.*	318	15,875
Comfort Systems USA, Inc.	29	15,550
Curtiss-Wright Corp.	31	15,145
Carlisle Companies, Inc.	36	13,442
AECOM	110	12,414
XPO, Inc.*	98	12,376
Woodward, Inc.	49	12,009
Graco, Inc.	139	11,950
Coherent Corp.*	129	11,508
BWX Technologies, Inc.	76	10,948
ITT, Inc.	65	10,194
nVent Electric plc	137	10,035
RBC Bearings, Inc.*	26	10,005

106 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Crown Holdings, Inc.	96	$9,886
Owens Corning	71	9,764
Clean Harbors, Inc.*	42	9,710
Lincoln Electric Holdings, Inc.	46	9,537
CNH Industrial N.V.	726	9,409
Fabrinet*	30	8,840
MasTec, Inc.*	51	8,692
AptarGroup, Inc.	55	8,604
TD SYNNEX Corp.	62	8,413
Regal Rexnord Corp.[1]	55	7,973
Tetra Tech, Inc.	219	7,875
Crane Co.	41	7,786
TopBuild Corp.*	24	7,770
Acuity, Inc.	25	7,459
Applied Industrial Technologies, Inc.	32	7,438
Mueller Industries, Inc.	92	7,311
Fluor Corp.*	137	7,024
Donaldson Company, Inc.	99	6,866
Advanced Drainage Systems, Inc.	59	6,777
NEXTracker, Inc. — Class A*	119	6,470
Middleby Corp.*	44	6,336
Chart Industries, Inc.*	37	6,092
Saia, Inc.*	22	6,028
Oshkosh Corp.	53	6,018
Knight-Swift Transportation Holdings, Inc.	135	5,971
Toro Co.	83	5,866
Universal Display Corp.	37	5,715
Flowserve Corp.	109	5,706
Esab Corp.	47	5,666
Eagle Materials, Inc.	28	5,659
Watts Water Technologies, Inc. — Class A	23	5,656
Valmont Industries, Inc.	17	5,552
MSA Safety, Inc.	33	5,528
Arrow Electronics, Inc.*	43	5,480
Simpson Manufacturing Company, Inc.	35	5,436
Ryder System, Inc.	34	5,406
Kirby Corp.*	47	5,330
Graphic Packaging Holding Co.	251	5,288
AGCO Corp.	51	5,261
Fortune Brands Innovations, Inc.	100	5,148
UFP Industries, Inc.	50	4,968
Trex Company, Inc.*	89	4,840
Littelfuse, Inc.	21	4,761
GATX Corp.	30	4,607
Vontier Corp.	123	4,539
Cognex Corp.	139	4,409
Louisiana-Pacific Corp.	51	4,385
AAON, Inc.	56	4,130
Landstar System, Inc.	29	4,032
Novanta, Inc.*	30	3,868
Timken Co.	53	3,845
Knife River Corp.*	47	3,837
Belden, Inc.	33	3,821
Hexcel Corp.	67	3,785
Avnet, Inc.	70	3,716
Silgan Holdings, Inc.	68	3,684
Sensata Technologies Holding plc	121	3,643
Sonoco Products Co.	82	3,572
Exponent, Inc.	42	3,138
EnerSys	33	2,831
Terex Corp.	54	2,521
Greif, Inc. — Class A	22	1,430
Total Industrial		542,350

Consumer, Non-cyclical - 11.3%
RB Global, Inc.	154	16,353
US Foods Holding Corp.*	192	14,786
Tenet Healthcare Corp.*	77	13,552
Sprouts Farmers Market, Inc.*	81	13,336
Illumina, Inc.*	131	12,499
Performance Food Group Co.*	130	11,371
United Therapeutics Corp.*	37	10,632
Neurocrine Biosciences, Inc.*	82	10,307
Encompass Health Corp.	84	10,301
API Group Corp.*	201	10,261
Exelixis, Inc.*	226	9,961
Service Corporation International	118	9,605
BioMarin Pharmaceutical, Inc.*	159	8,740
Penumbra, Inc.*	32	8,212
Avantor, Inc.*	566	7,618
HealthEquity, Inc.*	72	7,543
Ensign Group, Inc.	47	7,250
Albertsons Companies, Inc. — Class A	335	7,206
Ingredion, Inc.	53	7,188
Morningstar, Inc.	22	6,906
Paylocity Holding Corp.*	36	6,523
Medpace Holdings, Inc.*	20	6,277
Masimo Corp.*	37	6,224
H&R Block, Inc.	111	6,093
BellRing Brands, Inc.*	105	6,083
Celsius Holdings, Inc.*	131	6,077
elf Beauty, Inc.*	47	5,849
Chemed Corp.	12	5,843
Shift4 Payments, Inc. — Class A*,1	56	5,550
Globus Medical, Inc. — Class A*	94	5,548
Coca-Cola Consolidated, Inc.	49	5,471
Jazz Pharmaceuticals plc*	51	5,412
Repligen Corp.*	43	5,348
Halozyme Therapeutics, Inc.*	102	5,306
Darling Ingredients, Inc.*	131	4,970
Lantheus Holdings, Inc.*	57	4,666
GXO Logistics, Inc.*	95	4,627
FTI Consulting, Inc.*	28	4,522
Option Care Health, Inc.*	136	4,417
Grand Canyon Education, Inc.*	23	4,347
WEX, Inc.*	28	4,113
Post Holdings, Inc.*	37	4,034
Valvoline, Inc.*	106	4,014
Roivant Sciences Ltd.*	350	3,944
Bruker Corp.	92	3,791
Bio-Rad Laboratories, Inc. — Class A*	15	3,620
Euronet Worldwide, Inc.*	34	3,447
Cytokinetics, Inc.*	99	3,271

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Haemonetics Corp.*	42	$3,134
Brink’s Co.	35	3,125
Perrigo Company plc	114	3,046
Graham Holdings Co. — Class B	3	2,839
Marzetti Co	16	2,764
Envista Holdings Corp.*	141	2,755
Amedisys, Inc.*	27	2,657
Dentsply Sirona, Inc.	165	2,620
Flowers Foods, Inc.	163	2,605
Avis Budget Group, Inc.*	14	2,367
LivaNova plc*	45	2,026
Insperity, Inc.	30	1,804
Acadia Healthcare Company, Inc.*	76	1,724
ManpowerGroup, Inc.	38	1,535
Pilgrim’s Pride Corp.	33	1,484
Coty, Inc. — Class A*	304	1,413
Sotera Health Co.*	127	1,412
Sarepta Therapeutics, Inc.*	82	1,402
Boston Beer Company, Inc. — Class A*	7	1,336
Total Consumer, Non-cyclical		385,062

Consumer, Cyclical - 10.3%
Casey’s General Stores, Inc.	31	15,818
Watsco, Inc.	29	12,807
Burlington Stores, Inc.*	52	12,097
BJ’s Wholesale Club Holdings, Inc.*	110	11,861
Somnigroup International, Inc.	171	11,637
Texas Roadhouse, Inc. — Class A	55	10,308
Core & Main, Inc. — Class A*	157	9,475
Toll Brothers, Inc.	83	9,473
Dick’s Sporting Goods, Inc.	47	9,297
Aramark	218	9,128
GameStop Corp. — Class A*	338	8,244
Wingstop, Inc.	23	7,745
Planet Fitness, Inc. — Class A*	70	7,633
Lithia Motors, Inc. — Class A	22	7,432
WESCO International, Inc.	37	6,852
Skechers USA, Inc. — Class A*	108	6,815
Floor & Decor Holdings, Inc. — Class A*	89	6,760
Light & Wonder, Inc. — Class A*	70	6,738
Ollie’s Bargain Outlet Holdings, Inc.*	51	6,721
Autoliv, Inc.	59	6,602
American Airlines Group, Inc.*	548	6,149
Murphy USA, Inc.	15	6,102
Churchill Downs, Inc.	60	6,060
Five Below, Inc.*	46	6,034
Cava Group, Inc.*	68	5,728
Bath & Body Works, Inc.	177	5,303
Mattel, Inc.*	268	5,285
Wyndham Hotels & Resorts, Inc.	64	5,197
Taylor Morrison Home Corp. — Class A*	83	5,098
Alaska Air Group, Inc.*	101	4,997
Hyatt Hotels Corp. — Class A	35	4,888
Vail Resorts, Inc.	31	4,871
Crocs, Inc.*	47	4,760
Whirlpool Corp.	46	4,665
FirstCash Holdings, Inc.	32	4,325
Lear Corp.	44	4,179
AutoNation, Inc.*	21	4,172
Gentex Corp.	187	4,112
Gap, Inc.	184	4,013
Boyd Gaming Corp.	51	3,990
Thor Industries, Inc.	44	3,908
Dolby Laboratories, Inc. — Class A	51	3,787
Abercrombie & Fitch Co. — Class A*	40	3,314
Warner Music Group Corp. — Class A	121	3,296
VF Corp.	275	3,231
KB Home	60	3,178
MSC Industrial Direct Company, Inc. — Class A	37	3,146
Brunswick Corp.	55	3,038
Travel + Leisure Co.	55	2,839
PVH Corp.	40	2,744
Macy’s, Inc.	231	2,693
Penske Automotive Group, Inc.	15	2,577
Goodyear Tire & Rubber Co.*	237	2,458
RH*	13	2,457
Scotts Miracle-Gro Co. — Class A	36	2,375
Choice Hotels International, Inc.[1]	18	2,284
YETI Holdings, Inc.*	69	2,175
Harley-Davidson, Inc.	91	2,148
Visteon Corp.*	23	2,146
Hilton Grand Vacations, Inc.*	48	1,993
Marriott Vacations Worldwide Corp.	26	1,880
Polaris, Inc.	44	1,789
Capri Holdings Ltd.*	98	1,735
Wendy’s Co.	134	1,530
Columbia Sportswear Co.	25	1,527
Under Armour, Inc. — Class A*	157	1,072
Under Armour, Inc. — Class C*	106	688
Total Consumer, Cyclical		349,379

Technology - 7.3%
Guidewire Software, Inc.*	70	16,481
Pure Storage, Inc. — Class A*	258	14,856
Okta, Inc.*	139	13,896
Dynatrace, Inc.*	249	13,747
Duolingo, Inc.*	33	13,531
DocuSign, Inc.*	168	13,086
Entegris, Inc.	126	10,162
Manhattan Associates, Inc.*	50	9,873
CACI International, Inc. — Class A*	18	8,581
Kyndryl Holdings, Inc.*	193	8,098
MACOM Technology Solutions Holdings, Inc.*	49	7,021
Doximity, Inc. — Class A*	111	6,809
CommVault Systems, Inc.*	37	6,450
ExlService Holdings, Inc.*	135	5,912
Genpact Ltd.	134	5,897
Rambus, Inc.*	89	5,698
Lattice Semiconductor Corp.*	114	5,585
MKS, Inc.	56	5,564
Lumentum Holdings, Inc.*	58	5,513
KBR, Inc.	108	5,178

108 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Dropbox, Inc. — Class A*	163	$4,662
Cirrus Logic, Inc.*	44	4,587
Science Applications International Corp.	39	4,392
Appfolio, Inc. — Class A*	19	4,375
Qualys, Inc.*	30	4,286
Onto Innovation, Inc.*	41	4,138
Pegasystems, Inc.	74	4,006
Silicon Laboratories, Inc.*	27	3,979
Allegro MicroSystems, Inc.*	109	3,727
BILL Holdings, Inc.*	79	3,655
Maximus, Inc.	47	3,299
Parsons Corp.*	39	2,799
Power Integrations, Inc.	47	2,627
Crane NXT Co.	41	2,210
ZoomInfo Technologies, Inc. — Class A*	216	2,186
Synaptics, Inc.*	32	2,074
Concentrix Corp.	38	2,008
Blackbaud, Inc.*	31	1,991
Amkor Technology, Inc.	94	1,973
ASGN, Inc.*	36	1,797
IPG Photonics Corp.*	22	1,510
Total Technology		248,219

Basic Materials - 2.7%
Reliance, Inc.	44	13,812
RPM International, Inc.	107	11,753
Carpenter Technology Corp.	41	11,331
ATI, Inc.*	117	10,102
Royal Gold, Inc.	55	9,781
Alcoa Corp.	215	6,345
Axalta Coating Systems Ltd.*	181	5,374
Commercial Metals Co.	94	4,597
NewMarket Corp.	6	4,145
Cabot Corp.	45	3,375
Cleveland-Cliffs, Inc.*	402	3,055
Avient Corp.	76	2,455
Westlake Corp.	28	2,126
Olin Corp.	96	1,929
Ashland, Inc.	38	1,911
Total Basic Materials		92,091

Energy - 2.7%
Antero Resources Corp.*	242	9,748
DT Midstream, Inc.	84	9,232
Ovintiv, Inc.	216	8,219
Range Resources Corp.	198	8,053
Permian Resources Corp.	529	7,205
HF Sinclair Corp.	133	5,464
Antero Midstream Corp.	279	5,287
Chord Energy Corp.	48	4,649
Matador Resources Co.	97	4,629
Viper Energy, Inc.	109	4,156
CNX Resources Corp.*	120	4,041
ChampionX Corp.	159	3,950
NOV, Inc.	312	3,878
Weatherford International plc	60	3,018
Murphy Oil Corp.	111	2,497
Valaris Ltd.*	54	2,274
Civitas Resources, Inc.	71	1,954
PBF Energy, Inc. — Class A	82	1,777
Total Energy		90,031

Utilities - 2.0%
Essential Utilities, Inc.	214	7,948
OGE Energy Corp.	167	7,412
UGI Corp.	178	6,483
National Fuel Gas Co.	75	6,353
IDACORP, Inc.	45	5,195
TXNM Energy, Inc.	77	4,337
Ormat Technologies, Inc.	48	4,021
New Jersey Resources Corp.	83	3,720
Southwest Gas Holdings, Inc.	50	3,719
Portland General Electric Co.	91	3,697
ONE Gas, Inc.	50	3,593
Spire, Inc.	49	3,577
Black Hills Corp.	60	3,366
ALLETE, Inc.	48	3,075
Northwestern Energy Group, Inc.	51	2,616
Total Utilities		69,112

Communications - 1.6%
Ciena Corp.*	118	9,597
Hims & Hers Health, Inc.*,1	163	8,125
Chewy, Inc. — Class A*	182	7,757
New York Times Co. — Class A	135	7,557
Frontier Communications Parent, Inc.*	185	6,734
Maplebear, Inc.*	136	6,153
Nexstar Media Group, Inc. — Class A	24	4,151
EchoStar Corp. — Class A*	111	3,075
Iridium Communications, Inc.	90	2,715
Total Communications		55,864

Total Common Stocks
(Cost $1,554,217)		2,413,992

MUTUAL FUNDS† - 7.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	15,965	160,450
Guggenheim Strategy Fund II2	3,259	81,072
Total Mutual Funds
(Cost $231,938)		241,522

	Face Amount
U.S. TREASURY BILLS†† - 2.9%
U.S. Treasury Bills
4.23% due 09/18/25[3,4]	$50,000	49,537
4.20% due 09/18/25[3,4]	50,000	49,537
Total U.S. Treasury Bills
(Cost $99,075)		99,074

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MID-CAP 1.5x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,5 - 18.3%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[3]	$337,633	$337,633
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[3]	145,688	145,688
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[3]	140,680	140,680
Total Repurchase Agreements
(Cost $624,001)		624,001

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[7]	23,302	23,302
Total Securities Lending Collateral
(Cost $23,302)		23,302

Total Investments - 99.9%
(Cost $2,532,533)		$3,401,891
Other Assets & Liabilities, net - 0.1%		1,568
Total Net Assets - 100.0%		$3,403,459

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	4.58% (Federal Funds Rate + 0.25%)	At Maturity	09/24/25	482	$1,494,896	$14,071
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.24% (SOFR + 0.85%)	At Maturity	09/25/25	198	612,961	9,611
BNP Paribas	S&P MidCap 400 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	09/25/25	189	585,186	9,173
							$2,693,043	$32,855

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

110 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
MID-CAP 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,413,992	$—	$—	$2,413,992
Mutual Funds	241,522	—	—	241,522
U.S. Treasury Bills	—	99,074	—	99,074
Repurchase Agreements	—	624,001	—	624,001
Securities Lending Collateral	23,302	—	—	23,302
Equity Index Swap Agreements**	—	32,855	—	32,855
Total Assets	$2,678,816	$755,930	$—	$3,434,746

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$80,974	$—	$—	$—	$98	$81,072	3,259	$2,168
Guggenheim Ultra Short Duration Fund — Institutional Class	159,811	—	—	—	639	160,450	15,965	3,487
	$240,785	$—	$—	$—	$737	$241,522		$5,655

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 111

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value - including $22,840 of securities loaned (cost $1,676,594)	$2,536,368
Investments in affiliated issuers, at value (cost $231,938)	241,522
Repurchase agreements, at value (cost $624,001)	624,001
Cash	33
Unrealized appreciation on OTC swap agreements	32,855
Receivables:
Dividends	3,352
Fund shares sold	1,895
Interest	76
Securities lending income	2
Total assets	3,440,104

Liabilities:
Payable for:
Return of securities lending collateral	23,302
Professional fees	2,712
Management fees	2,433
Transfer agent fees	1,617
Fund shares redeemed	764
Investor service fees	685
Swap settlement	303
Portfolio accounting and administration fees	151
Trustees’ fees*	38
Miscellaneous	4,640
Total liabilities	36,645
Net assets	$3,403,459

Net assets consist of:
Paid in capital	$2,695,345
Total distributable earnings (loss)	708,114
Net assets	$3,403,459
Capital shares outstanding	14,818
Net asset value per share	$229.68

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $17)	$23,129
Dividends from securities of affiliated issuers	5,655
Interest	11,605
Income from securities lending, net	11
Total investment income	40,400

Expenses:
Management fees	16,418
Investor service fees	4,561
Transfer agent fees	5,217
Professional fees	3,482
Portfolio accounting and administration fees	2,827
Custodian fees	259
Trustees’ fees*	258
Interest expense	14
Miscellaneous	1,696
Total expenses	34,732
Less:
Expenses reimbursed by Adviser	(1,824)
Expenses waived by Adviser	(199)
Total waived/reimbursed expenses	(2,023)
Net expenses	32,709
Net investment income	7,691

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	248,002
Swap agreements	(99,179)
Futures contracts	(25,279)
Net realized gain	123,544
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(284,967)
Investments in affiliated issuers	737
Swap agreements	71,575
Futures contracts	16,977
Net change in unrealized appreciation (depreciation)	(195,678)
Net realized and unrealized loss	(72,134)
Net decrease in net assets resulting from operations	$(64,443)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

112 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,691	$16,954
Net realized gain on investments	123,544	488,667
Net change in unrealized appreciation (depreciation) on investments	(195,678)	162,252
Net increase (decrease) in net assets resulting from operations	(64,443)	667,873

Distributions to shareholders	—	(25,946)

Capital share transactions:
Proceeds from sale of shares	1,516,146	2,467,556
Distributions reinvested	—	25,946
Cost of shares redeemed	(1,992,079)	(3,539,887)
Net decrease from capital share transactions	(475,933)	(1,046,385)
Net decrease in net assets	(540,376)	(404,458)

Net assets:
Beginning of period	3,943,835	4,348,293
End of period	$3,403,459	$3,943,835

Capital share activity:
Shares sold	7,214	11,130
Shares issued from reinvestment of distributions	—	112
Shares redeemed	(9,053)	(15,625)
Net decrease in shares	(1,839)	(4,383)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 113

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$236.77	$206.67	$173.92	$242.90	$205.26	$193.99
Income (loss) from investment operations:
Net investment income (loss)[b]	.47	.90	1.04	(.22)	(1.55)	(.12)
Net gain (loss) on investments (realized and unrealized)	(7.56)	30.61	31.71	(56.21)	70.95	12.09
Total from investment operations	(7.09)	31.51	32.75	(56.43)	69.40	11.97
Less distributions from:
Net investment income	—	(1.41)	—	—	—	(.15)
Net realized gains	—	—	—	(12.55)	(31.76)	(.55)
Total distributions	—	(1.41)	—	(12.55)	(31.76)	(.70)
Net asset value, end of period	$229.68	$236.77	$206.67	$173.92	$242.90	$205.26

Total Return[c]	(2.99%)	15.26%	18.83%	(23.20%)	35.25%	10.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,403	$3,944	$4,348	$4,516	$6,038	$4,756
Ratios to average net assets:
Net investment income (loss)	0.42%	0.40%	0.56%	(0.11%)	(0.65%)	(0.47%)
Total expenses[d]	1.90%	1.86%	1.89%	1.83%	1.75%	1.87%
Net expenses[e]	1.79%	1.76%	1.81%	1.77%	1.69%	1.81%
Portfolio turnover rate	12%	34%	18%	154%	56%	472%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

114 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
INVERSE MID-CAP STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 33.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,464	$24,761
Guggenheim Strategy Fund II1	822	20,445
Total Mutual Funds
(Cost $43,902)		45,206

	Face Amount
REPURCHASE AGREEMENTS††,2 - 60.9%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[3]	$44,710	44,710
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[3]	19,293	19,293

BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[3]	18,629	18,629
Total Repurchase Agreements
(Cost $82,632)		82,632

Total Investments - 94.2%
(Cost $126,534)		$127,838
Other Assets & Liabilities, net - 5.8%		7,822
Total Net Assets - 100.0%		$135,660

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	4.28% (Federal Funds Rate - 0.05%)	At Maturity	09/24/25	13	$40,740	$(279)
BNP Paribas	S&P MidCap 400 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	09/25/25	12	36,812	(578)
Barclays Bank plc	S&P MidCap 400 Index	Receive	4.94% (SOFR + 0.55%)	At Maturity	09/25/25	19	58,165	(911)
							$135,717	$(1,768)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 6.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
INVERSE MID-CAP STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$45,206	$—	$—	$45,206
Repurchase Agreements	—	82,632	—	82,632
Total Assets	$45,206	$82,632	$—	$127,838

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$1,768	$—	$1,768

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$20,421	$—	$—	$—	$24	$20,445	822	$547
Guggenheim Ultra Short Duration Fund — Institutional Class	24,662	—	—	—	99	24,761	2,464	538
	$45,083	$—	$—	$—	$123	$45,206		$1,085

116 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in affiliated issuers, at value (cost $43,902)	$45,206
Repurchase agreements, at value (cost $82,632)	82,632
Segregated cash with broker	10,000
Receivables:
Dividends	172
Interest	10
Fund shares sold	1
Total assets	138,021

Liabilities:
Unrealized depreciation on OTC swap agreements	1,768
Payable for:
Fund shares redeemed	155
Management fees	83
Transfer agent fees	59
Investor service fees	24
Swap settlement	9
Portfolio accounting and administration fees	6
Trustees’ fees*	1
Miscellaneous	256
Total liabilities	2,361
Net assets	$135,660

Net assets consist of:
Paid in capital	$2,198,523
Total distributable earnings (loss)	(2,062,863)
Net assets	$135,660
Capital shares outstanding	905
Net asset value per share	$149.90

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$1,085
Interest	1,966
Total investment income	3,051

Expenses:
Management fees	612
Investor service fees	170
Transfer agent fees	182
Professional fees	116
Portfolio accounting and administration fees	105
Printing expenses	45
Custodian fees	10
Trustees’ fees*	7
Miscellaneous	102
Total expenses	1,349
Less:
Expenses reimbursed by Adviser	(68)
Expenses waived by Adviser	(31)
Total waived expenses	(99)
Net expenses	1,250
Net investment income	1,801

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(12,422)
Net realized loss	(12,422)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1)
Investments in affiliated issuers	123
Swap agreements	(2,579)
Net change in unrealized appreciation (depreciation)	(2,457)
Net realized and unrealized loss	(14,879)
Net decrease in net assets resulting from operations	$(13,078)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 117

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,801	$4,727
Net realized loss on investments	(12,422)	(19,154)
Net change in unrealized appreciation (depreciation) on investments	(2,457)	2,481
Net decrease in net assets resulting from operations	(13,078)	(11,946)

Distributions to shareholders	—	(6,469)

Capital share transactions:
Proceeds from sale of shares	367,354	596,013
Distributions reinvested	—	6,469
Cost of shares redeemed	(334,650)	(596,818)
Net increase from capital share transactions	32,704	5,664
Net increase (decrease) in net assets	19,626	(12,751)

Net assets:
Beginning of period	116,034	128,785
End of period	$135,660	$116,034

Capital share activity*:
Shares sold	2,271	3,655
Shares issued from reinvestment of distributions	—	43
Shares redeemed	(2,141)	(3,684)
Net increase in shares	130	14

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

118 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a,f]	Year Ended December 31, 2024[f]	Year Ended December 31, 2023[f]	Year Ended December 31, 2022[f]	Year Ended December 31, 2021[f]	Year Ended December 31,2020[f]
Per Share Data
Net asset value, beginning of period	$149.65	$169.24	$187.00	$171.52	$223.44	$300.22
Income (loss) from investment operations:
Net investment income (loss)[b]	2.05	5.55	5.80	.40	(2.20)	(3.05)
Net gain (loss) on investments (realized and unrealized)	(1.80)	(16.19)	(22.66)	15.08 [g]	(49.72)	(71.03)
Total from investment operations	.25	(10.64)	(16.86)	15.48	(51.92)	(74.08)
Less distributions from:
Net investment income	—	(8.95)	(.90)	—	—	(2.70)
Total distributions	—	(8.95)	(.90)	—	—	(2.70)
Net asset value, end of period	$149.90	$149.65	$169.24	$187.00	$171.52	$223.44

Total Return[c]	0.17%	(6.36%)	(9.04%)	9.01%	(23.21%)	(24.89%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$136	$116	$129	$240	$89	$137
Ratios to average net assets:
Net investment income (loss)	2.65%	3.50%	3.20%	0.21%	(1.18%)	(1.01%)
Total expenses[d]	1.99%	1.82%	1.85%	1.78%	1.74%	1.88%
Net expenses[e]	1.84%	1.68%	1.75%	1.71%	1.67%	1.83%
Portfolio turnover rate	—	—	—	9%	29%	281%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.
[g]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments in the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 119

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† - 78.2%

Technology - 39.4%
NVIDIA Corp.	58,681	$9,271,011
Microsoft Corp.	17,874	8,890,706
Apple, Inc.	35,920	7,369,706
Broadcom, Inc.	18,702	5,155,206
Palantir Technologies, Inc. — Class A*	13,389	1,825,189
Advanced Micro Devices, Inc.*	9,594	1,361,389
Intuit, Inc.	1,650	1,299,590
Texas Instruments, Inc.	5,375	1,115,957
QUALCOMM, Inc.	6,496	1,034,553
Adobe, Inc.*	2,522	975,711
Applied Materials, Inc.	4,748	869,216
Micron Technology, Inc.	6,612	814,929
Crowdstrike Holdings, Inc. — Class A*	1,474	750,723
Lam Research Corp.	7,569	736,766
KLA Corp.	782	700,469
Analog Devices, Inc.	2,936	698,827
AppLovin Corp. — Class A*	1,821	637,496
MicroStrategy, Inc. — Class A*	1,502	607,154
Intel Corp.*	25,809	578,122
Cadence Design Systems, Inc.*	1,616	497,970
Fortinet, Inc.*	4,529	478,806
Synopsys, Inc.*	918	470,640
ASML Holding N.V. — Class G	517	414,319
Marvell Technology, Inc.	5,102	394,895
Autodesk, Inc.*	1,266	391,916
Roper Technologies, Inc.	636	360,510
NXP Semiconductor N.V.	1,494	326,424
Paychex, Inc.	2,131	309,975
Workday, Inc. — Class A*	1,278	306,720
Zscaler, Inc.*	921	289,139
Take-Two Interactive Software, Inc.*	1,078	261,792
Datadog, Inc. — Class A*	1,890	253,884
Electronic Arts, Inc.	1,484	236,995
Cognizant Technology Solutions Corp. — Class A	2,917	227,613
Microchip Technology, Inc.	3,192	224,621
Atlassian Corp. — Class A*	978	198,622
ANSYS, Inc.*	520	182,634
ON Semiconductor Corp.*	2,472	129,558
ARM Holdings plc ADR*	791	127,936
GLOBALFOUNDRIES, Inc.*	3,271	124,952
Total Technology		50,902,641

Communications - 21.1%
Amazon.com, Inc.*	25,531	5,601,246
Meta Platforms, Inc. — Class A	5,222	3,854,306
Netflix, Inc.*	2,517	3,370,590
Alphabet, Inc. — Class A	13,997	2,466,691
Alphabet, Inc. — Class C	13,129	2,328,953
Cisco Systems, Inc.	23,429	1,625,504
T-Mobile US, Inc.	6,718	1,600,631
Booking Holdings, Inc.	193	1,117,323
Shopify, Inc. — Class A*	7,208	831,443
Palo Alto Networks, Inc.*	3,945	807,305
Comcast Corp. — Class A	22,035	786,429
MercadoLibre, Inc.*	300	784,089
DoorDash, Inc. — Class A*	2,359	581,517
PDD Holdings, Inc. ADR*	3,952	413,616
Charter Communications, Inc. — Class A*,1	831	339,721
Airbnb, Inc. — Class A*	2,554	337,997
Trade Desk, Inc. — Class A*	2,652	190,917
Warner Bros Discovery, Inc.*	14,638	167,752
CDW Corp.	779	139,122
Total Communications		27,345,152

Consumer, Non-cyclical - 7.3%
Intuitive Surgical, Inc.*	2,121	1,152,572
PepsiCo, Inc.	8,113	1,071,241
Amgen, Inc.	3,182	888,446
Gilead Sciences, Inc.	7,360	816,003
Automatic Data Processing, Inc.	2,401	740,468
Vertex Pharmaceuticals, Inc.*	1,519	676,259
Cintas Corp.	2,389	532,437
Mondelez International, Inc. — Class A	7,661	516,658
PayPal Holdings, Inc.*	5,754	427,637
Monster Beverage Corp.*	5,771	361,495
Regeneron Pharmaceuticals, Inc.	628	329,700
Keurig Dr Pepper, Inc.	8,036	265,670
Verisk Analytics, Inc. — Class A	828	257,922
IDEXX Laboratories, Inc.*	476	255,298
Coca-Cola Europacific Partners plc	2,717	251,920
AstraZeneca plc ADR	3,527	246,467
Dexcom, Inc.*	2,320	202,513
GE HealthCare Technologies, Inc.	2,709	200,656
Kraft Heinz Co.	7,003	180,817
Biogen, Inc.*	867	108,887
Total Consumer, Non-cyclical		9,483,066

Consumer, Cyclical - 6.3%
Tesla, Inc.*	8,754	2,780,796
Costco Wholesale Corp.	2,625	2,598,592
Starbucks Corp.	6,724	616,120
O’Reilly Automotive, Inc.*	5,058	455,878
Marriott International, Inc. — Class A	1,620	442,600
PACCAR, Inc.	3,105	295,161
Fastenal Co.	6,788	285,096
Copart, Inc.*	5,715	280,435
Ross Stores, Inc.	1,946	248,271
Lululemon Athletica, Inc.*	680	161,554
Total Consumer, Cyclical		8,164,503

Industrial - 1.4%
Honeywell International, Inc.	3,802	885,410
Axon Enterprise, Inc.*	461	381,680
CSX Corp.	11,115	362,683
Old Dominion Freight Line, Inc.	1,250	202,875
Total Industrial		1,832,648

120 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
NASDAQ-100® FUND

	Shares	Value
Utilities - 1.1%
Constellation Energy Corp.	1,854	$598,397
American Electric Power Company, Inc.	3,160	327,882
Exelon Corp.	5,973	259,348
Xcel Energy, Inc.	3,413	232,425
Total Utilities		1,418,052

Basic Materials - 1.0%
Linde plc	2,785	1,306,666

Energy - 0.4%
Diamondback Energy, Inc.	1,729	237,565
Baker Hughes Co.	5,862	224,749
Total Energy		462,314

Financial - 0.2%
CoStar Group, Inc.*	2,495	200,598

Total Common Stocks
(Cost $48,856,273)		101,115,640

MUTUAL FUNDS† - 13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	909,569	9,141,164
Guggenheim Strategy Fund II2	347,696	8,650,682
Total Mutual Funds
(Cost $17,605,877)		17,791,846

	Face Amount
U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
3.94% due 07/08/25[3,4]	$1,744,000	1,742,594
4.23% due 09/18/25[4,5]	250,000	247,686
Total U.S. Treasury Bills
(Cost $1,990,279)		1,990,280

REPURCHASE AGREEMENTS††,6 - 8.9%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[5]	6,223,848	6,223,848
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[5]	2,685,588	2,685,588
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[5]	2,593,270	2,593,270
Total Repurchase Agreements
(Cost $11,502,706)		11,502,706

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[8]	247,036	247,036
Total Securities Lending Collateral
(Cost $247,036)		247,036

Total Investments - 102.6%
(Cost $80,202,171)		$132,647,508
Other Assets & Liabilities, net - (2.6)%		(3,316,895)
Total Net Assets - 100.0%		$129,330,613

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	36	Sep 2025	$16,477,920	$734,612

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	09/24/25	222	$5,038,022	$108,517
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	09/25/25	178	4,047,777	78,774
Barclays Bank plc	NASDAQ-100 Index	Pay	5.39% (SOFR + 1.00%)	At Maturity	09/25/25	126	2,859,363	55,640
							$11,945,162	$242,931

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
NASDAQ-100® FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$101,115,640	$—	$—	$101,115,640
Mutual Funds	17,791,846	—	—	17,791,846
U.S. Treasury Bills	—	1,990,280	—	1,990,280
Repurchase Agreements	—	11,502,706	—	11,502,706
Securities Lending Collateral	247,036	—	—	247,036
Equity Futures Contracts**	734,612	—	—	734,612
Equity Index Swap Agreements**	—	242,931	—	242,931
Total Assets	$119,889,134	$13,735,917	$—	$133,625,051

**	This derivative is reported as unrealized appreciation/depreciation at period end.

122 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
NASDAQ-100® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$8,640,252	$—	$—	$—	$10,430	$8,650,682	347,696	$231,366
Guggenheim Ultra Short Duration Fund — Institutional Class	9,104,781	—	—	—	36,383	9,141,164	909,569	198,633
	$17,745,033	$—	$—	$—	$46,813	$17,791,846		$429,999

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 123

NASDAQ-100® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value - including $246,921 of securities loaned (cost $51,093,588)	$103,352,956
Investments in affiliated issuers, at value (cost $17,605,877)	17,791,846
Repurchase agreements, at value (cost $11,502,706)	11,502,706
Segregated cash with broker	25,000
Unrealized appreciation on OTC swap agreements	242,931
Receivables:
Fund shares sold	513,775
Variation margin on futures contracts	96,840
Dividends	81,395
Swap settlement	57,818
Interest	1,398
Securities lending income	9
Total assets	133,666,674

Liabilities:
Segregated cash due to broker	650,000
Payable for:
Securities purchased	3,001,559
Return of securities lending collateral	247,036
Management fees	68,961
Transfer agent fees	51,914
Fund shares redeemed	47,630
Investor service fees	23,592
Portfolio accounting and administration fees	9,908
Trustees’ fees*	1,206
Miscellaneous	234,255
Total liabilities	4,336,061
Net assets	$129,330,613

Net assets consist of:
Paid in capital	$59,904,593
Total distributable earnings (loss)	69,426,020
Net assets	$129,330,613
Capital shares outstanding	1,397,746
Net asset value per share	$92.53

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $528)	$341,953
Dividends from securities of affiliated issuers	429,999
Interest	235,943
Income from securities lending, net	28
Total investment income	1,007,923

Expenses:
Management fees	438,807
Investor service fees	146,269
Transfer agent fees	164,259
Professional fees	112,615
Portfolio accounting and administration fees	90,685
Custodian fees	8,233
Trustees’ fees*	7,717
Interest expense	2,171
Miscellaneous	77,748
Total expenses	1,048,504
Less:
Expenses reimbursed by Adviser	(29,255)
Expenses waived by Adviser	(11,306)
Total waived/reimbursed expenses	(40,561)
Net expenses	1,007,943
Net investment loss	(20)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,826,162
Swap agreements	144,669
Futures contracts	3,524,209
Net realized gain	13,495,040
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(6,087,168)
Investments in affiliated issuers	46,813
Swap agreements	759,352
Futures contracts	942,246
Net change in unrealized appreciation (depreciation)	(4,338,757)
Net realized and unrealized gain	9,156,283
Net increase in net assets resulting from operations	$9,156,263

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

124 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(20)	$38,683
Net realized gain on investments	13,495,040	12,335,081
Net change in unrealized appreciation (depreciation) on investments	(4,338,757)	14,633,482
Net increase in net assets resulting from operations	9,156,263	27,007,246

Distributions to shareholders	—	(2,864,502)

Capital share transactions:
Proceeds from sale of shares	162,076,010	291,322,507
Distributions reinvested	—	2,864,502
Cost of shares redeemed	(166,752,771)	(311,142,110)
Net decrease from capital share transactions	(4,676,761)	(16,955,101)
Net increase in net assets	4,479,502	7,187,643

Net assets:
Beginning of period	124,851,111	117,663,468
End of period	$129,330,613	$124,851,111

Capital share activity:
Shares sold	1,998,432	3,781,913
Shares issued from reinvestment of distributions	—	35,351
Shares redeemed	(2,051,311)	(4,025,970)
Net decrease in shares	(52,879)	(208,706)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 125

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$86.07	$70.91	$46.28	$72.89	$62.81	$48.86
Income (loss) from investment operations:
Net investment income (loss)[b]	—	.02	.16	(.17)	(.56)	(.31)
Net gain (loss) on investments (realized and unrealized)	6.46	16.84	24.47	(24.48)	16.09	21.04
Total from investment operations	6.46	16.86	24.63	(24.65)	15.53	20.73
Less distributions from:
Net investment income	—	(.17)	—	—	—	(.17)
Net realized gains	—	(1.53)	—	(1.96)	(5.45)	(6.61)
Total distributions	—	(1.70)	—	(1.96)	(5.45)	(6.78)
Net asset value, end of period	$92.53	$86.07	$70.91	$46.28	$72.89	$62.81

Total Return[c]	7.51%	23.91%	53.22%	(34.14%)	25.54%	44.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$129,331	$124,851	$117,663	$64,960	$139,405	$112,787
Ratios to average net assets:
Net investment income (loss)	—	0.03%	0.27%	(0.30%)	(0.83%)	(0.58%)
Total expenses[d]	1.79%	1.73%	1.78%	1.71%	1.63%	1.76%
Net expenses[e]	1.72%	1.67%	1.73%	1.68%	1.61%	1.72%
Portfolio turnover rate	73%	107%	151%	168%	57%	142%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

126 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 84.7%

Technology - 42.7%
NVIDIA Corp.	69,840	$11,034,022
Microsoft Corp.	21,274	10,581,900
Apple, Inc.	42,751	8,771,222
Broadcom, Inc.	22,259	6,135,693
Palantir Technologies, Inc. — Class A*	15,935	2,172,259
Advanced Micro Devices, Inc.*	11,418	1,620,214
Intuit, Inc.	1,964	1,546,905
Texas Instruments, Inc.	6,398	1,328,353
QUALCOMM, Inc.	7,732	1,231,398
Adobe, Inc.*	3,001	1,161,027
Applied Materials, Inc.	5,651	1,034,529
Micron Technology, Inc.	7,870	969,978
Crowdstrike Holdings, Inc. — Class A*	1,754	893,330
Lam Research Corp.	9,007	876,741
KLA Corp.	932	834,830
Analog Devices, Inc.	3,495	831,880
AppLovin Corp. — Class A*	2,167	758,623
MicroStrategy, Inc. — Class A*	1,787	722,359
Intel Corp.*	30,718	688,083
Cadence Design Systems, Inc.*	1,923	592,573
Fortinet, Inc.*	5,390	569,831
Synopsys, Inc.*	1,093	560,359
ASML Holding N.V. — Class G	616	493,656
Marvell Technology, Inc.	6,071	469,895
Autodesk, Inc.*	1,507	466,522
Roper Technologies, Inc.	757	429,098
NXP Semiconductor N.V.	1,779	388,694
Paychex, Inc.	2,536	368,887
Workday, Inc. — Class A*	1,521	365,040
Zscaler, Inc.*	1,097	344,392
Take-Two Interactive Software, Inc.*	1,283	311,577
Datadog, Inc. — Class A*	2,250	302,243
Electronic Arts, Inc.	1,766	282,030
Cognizant Technology Solutions Corp. — Class A	3,471	270,842
Microchip Technology, Inc.	3,798	267,265
Atlassian Corp. — Class A*	1,164	236,397
ANSYS, Inc.*	620	217,756
ON Semiconductor Corp.*	2,943	154,243
ARM Holdings plc ADR*	942	152,359
GLOBALFOUNDRIES, Inc.*	3,894	148,751
Total Technology		60,585,756

Communications - 22.9%
Amazon.com, Inc.*	30,387	6,666,604
Meta Platforms, Inc. — Class A	6,215	4,587,229
Netflix, Inc.*	2,997	4,013,372
Alphabet, Inc. — Class A	16,658	2,935,639
Alphabet, Inc. — Class C	15,625	2,771,719
Cisco Systems, Inc.	27,887	1,934,800
T-Mobile US, Inc.	7,996	1,905,127
Booking Holdings, Inc.	229	1,325,736
Shopify, Inc. — Class A*	8,579	989,588
Palo Alto Networks, Inc.*	4,695	960,785
Comcast Corp. — Class A	26,227	936,042
MercadoLibre, Inc.*	357	933,066
DoorDash, Inc. — Class A*	2,808	692,200
PDD Holdings, Inc. ADR*	4,704	492,321
Charter Communications, Inc. — Class A*,1	988	403,904
Airbnb, Inc. — Class A*	3,039	402,181
Trade Desk, Inc. — Class A*	3,156	227,201
Warner Bros Discovery, Inc.*	17,422	199,656
CDW Corp.	927	165,553
Total Communications		32,542,723

Consumer, Non-cyclical - 7.9%
Intuitive Surgical, Inc.*	2,524	1,371,567
PepsiCo, Inc.	9,655	1,274,846
Amgen, Inc.	3,787	1,057,368
Gilead Sciences, Inc.	8,760	971,221
Automatic Data Processing, Inc.	2,858	881,407
Vertex Pharmaceuticals, Inc.*	1,809	805,367
Cintas Corp.	2,843	633,620
Mondelez International, Inc. — Class A	9,119	614,985
PayPal Holdings, Inc.*	6,848	508,943
Monster Beverage Corp.*	6,867	430,149
Regeneron Pharmaceuticals, Inc.	748	392,700
Keurig Dr Pepper, Inc.	9,565	316,219
Verisk Analytics, Inc. — Class A	985	306,828
IDEXX Laboratories, Inc.*	566	303,568
Coca-Cola Europacific Partners plc	3,234	299,856
AstraZeneca plc ADR	4,197	293,286
Dexcom, Inc.*	2,761	241,008
GE HealthCare Technologies, Inc.	3,225	238,876
Kraft Heinz Co.	8,334	215,184
Biogen, Inc.*	1,032	129,609
Total Consumer, Non-cyclical		11,286,607

Consumer, Cyclical - 6.8%
Tesla, Inc.*	10,418	3,309,382
Costco Wholesale Corp.	3,124	3,092,572
Starbucks Corp.	8,002	733,223
O’Reilly Automotive, Inc.*	6,021	542,673
Marriott International, Inc. — Class A	1,929	527,022
PACCAR, Inc.	3,697	351,437
Fastenal Co.	8,079	339,318
Copart, Inc.*	6,803	333,823
Ross Stores, Inc.	2,316	295,475
Lululemon Athletica, Inc.*	810	192,440
Total Consumer, Cyclical		9,717,365

Industrial - 1.5%
Honeywell International, Inc.	4,526	1,054,015
Axon Enterprise, Inc.*	548	453,711
CSX Corp.	13,229	431,662
Old Dominion Freight Line, Inc.	1,488	241,503
Total Industrial		2,180,891

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 127

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Utilities - 1.2%
Constellation Energy Corp.	2,207	$712,332
American Electric Power Company, Inc.	3,762	390,345
Exelon Corp.	7,110	308,716
Xcel Energy, Inc.	4,061	276,554
Total Utilities		1,687,947

Basic Materials - 1.1%
Linde plc	3,315	1,555,332

Energy - 0.4%
Diamondback Energy, Inc.	2,057	282,632
Baker Hughes Co.	6,977	267,498
Total Energy		550,130

Financial - 0.2%
CoStar Group, Inc.*	2,971	238,868

Total Common Stocks
(Cost $85,106,871)		120,345,619

	Face Amount
U.S. TREASURY BILLS†† - 8.4%
U.S. Treasury Bills
4.20% due 09/04/25[2,3]	$7,000,000	6,946,174
3.94% due 07/08/25[3,4]	4,329,000	4,325,511
4.23% due 09/18/25[2,3]	500,000	495,372
4.20% due 09/18/25[2,3]	100,000	99,074
Total U.S. Treasury Bills
(Cost $11,866,333)		11,866,131

REPURCHASE AGREEMENTS††,5 - 3.8%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[2]	2,896,889	2,896,889
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[2]	1,250,006	1,250,006
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[2]	1,207,037	1,207,037
Total Repurchase Agreements
(Cost $5,353,932)		5,353,932

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[7]	328,427	328,427
Total Securities Lending Collateral
(Cost $328,427)		328,427

Total Investments - 97.1%
(Cost $102,655,563)		$137,894,109
Other Assets & Liabilities, net - 2.9%		4,142,932
Total Net Assets - 100.0%		$142,037,041

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	119	Sep 2025	$54,468,680	$2,428,302

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	09/24/25	3,218	$72,976,729	$1,497,855
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	09/25/25	1,357	30,773,555	598,750
Barclays Bank plc	NASDAQ-100 Index	Pay	5.39% (SOFR + 1.00%)	At Maturity	09/25/25	247	5,596,395	108,889
							$109,346,679	$2,205,494

128 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$120,345,619	$—	$—	$120,345,619
U.S. Treasury Bills	—	11,866,131	—	11,866,131
Repurchase Agreements	—	5,353,932	—	5,353,932
Securities Lending Collateral	328,427	—	—	328,427
Equity Futures Contracts**	2,428,302	—	—	2,428,302
Equity Index Swap Agreements**	—	2,205,494	—	2,205,494
Total Assets	$123,102,348	$19,425,557	$—	$142,527,905

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 129

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $328,274 of securities loaned (cost $97,301,631)	$132,540,177
Repurchase agreements, at value (cost $5,353,932)	5,353,932
Cash	333
Unrealized appreciation on OTC swap agreements	2,205,494
Receivables:
Securities sold	10,012,220
Variation margin on futures contracts	320,110
Fund shares sold	163,003
Dividends	19,610
Interest	651
Swap settlement	219
Securities lending income	12
Total assets	150,615,761

Liabilities:
Line of credit	71,000
Segregated cash due to broker	1,420,000
Payable for:
Fund shares redeemed	6,289,296
Return of securities lending collateral	328,427
Management fees	108,280
Transfer agent fees	55,954
Investor service fees	30,078
Portfolio accounting and administration fees	6,617
Trustees’ fees*	1,260
Miscellaneous	267,808
Total liabilities	8,578,720
Net assets	$142,037,041

Net assets consist of:
Paid in capital	$104,256,490
Total distributable earnings (loss)	37,780,551
Net assets	$142,037,041
Capital shares outstanding	704,572
Net asset value per share	$201.59

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $548)	$394,216
Interest	503,742
Income from securities lending, net	32
Total investment income	897,990

Expenses:
Management fees	534,206
Investor service fees	148,391
Transfer agent fees	164,740
Professional fees	129,810
Portfolio accounting and administration fees	92,001
Interest expense	40,696
Custodian fees	8,479
Trustees’ fees*	7,570
Miscellaneous	60,880
Total expenses	1,186,773
Less:
Expenses reimbursed by Adviser	(59,356)
Net expenses	1,127,417
Net investment loss	(229,427)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,170,101
Swap agreements	2,007,032
Futures contracts	(2,479,201)
Net realized gain	7,697,932
Net change in unrealized appreciation (depreciation) on:
Investments	(1,492,149)
Swap agreements	6,457,296
Futures contracts	2,741,673
Net change in unrealized appreciation (depreciation)	7,706,820
Net realized and unrealized gain	15,404,752
Net increase in net assets resulting from operations	$15,175,325

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

130 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(229,427)	$(239,987)
Net realized gain on investments	7,697,932	32,283,911
Net change in unrealized appreciation (depreciation) on investments	7,706,820	3,588,579
Net increase in net assets resulting from operations	15,175,325	35,632,503

Capital share transactions:
Proceeds from sale of shares	516,150,678	1,160,498,367
Distributions reinvested	—	—
Cost of shares redeemed	(526,015,465)	(1,179,071,524)
Net decrease from capital share transactions	(9,864,787)	(18,573,157)
Net increase in net assets	5,310,538	17,059,346

Net assets:
Beginning of period	136,726,503	119,667,157
End of period	$142,037,041	$136,726,503

Capital share activity:
Shares sold	3,060,564	7,384,669
Shares redeemed	(3,091,876)	(7,562,684)
Net decrease in shares	(31,312)	(178,015)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 131

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$185.80	$130.94	$60.60	$191.98	$141.54	$91.34
Income (loss) from investment operations:
Net investment income (loss)[b]	(.34)	(.32)	(.24)	(.49)	(1.74)	(.88)
Net gain (loss) on investments (realized and unrealized)	16.13	55.18	70.58	(111.42)	73.37	72.46
Total from investment operations	15.79	54.86	70.34	(111.91)	71.63	71.58
Less distributions from:
Net investment income	—	—	—	—	—	(.30)
Net realized gains	—	—	—	(19.47)	(21.19)	(21.08)
Total distributions	—	—	—	(19.47)	(21.19)	(21.38)
Net asset value, end of period	$201.59	$185.80	$130.94	$60.60	$191.98	$141.54

Total Return[c]	8.50%	41.90%	116.07%	(61.04%)	53.45%	86.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$142,037	$136,727	$119,667	$32,228	$151,069	$131,049
Ratios to average net assets:
Net investment income (loss)	(0.39%)	(0.20%)	(0.25%)	(0.47%)	(1.05%)	(0.83%)
Total expenses[d]	2.00%	1.97%	2.08%	1.86%	1.78%	1.91%
Net expenses[e]	1.90%	1.87%	2.01%	1.79%	1.74%	1.87%
Portfolio turnover rate	370%	623%	564%	860%	392%	663%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

132 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 35.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	18,765	$188,585
Guggenheim Strategy Fund II1	7,386	183,765
Total Mutual Funds
(Cost $368,699)		372,350

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 18.8%
Farmer Mac
4.17% due 07/16/25[2]	$100,000	99,826
Federal Farm Credit Bank
4.20% due 07/22/25[2]	100,000	99,756
Total Federal Agency Discount Notes
(Cost $199,582)		199,582

REPURCHASE AGREEMENTS††,3 - 43.8%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[4]	251,790	251,790
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[4]	108,647	108,647
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[4]	104,912	104,912
Total Repurchase Agreements
(Cost $465,349)		465,349

Total Investments - 97.7%
(Cost $1,033,630)		$1,037,281
Other Assets & Liabilities, net - 2.3%		24,455
Total Net Assets - 100.0%		$1,061,736

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	4.73% (Federal Funds Rate + 0.40%)	At Maturity	09/24/25	9	$209,012	$(4,512)
BNP Paribas	NASDAQ-100 Index	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	09/25/25	15	349,112	(6,786)
Barclays Bank plc	NASDAQ-100 Index	Receive	5.04% (SOFR + 0.65%)	At Maturity	09/25/25	21	482,970	(9,393)
							$1,041,094	$(20,691)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 133

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
INVERSE NASDAQ-100® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$372,350	$—	$—	$372,350
Federal Agency Discount Notes	—	199,582	—	199,582
Repurchase Agreements	—	465,349	—	465,349
Total Assets	$372,350	$664,931	$—	$1,037,281

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$20,691	$—	$20,691

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$183,543	$—	$—	$—	$222	$183,765	7,386	$4,915
Guggenheim Ultra Short Duration Fund — Institutional Class	187,834	—	—	—	751	188,585	18,765	4,098
	$371,377	$—	$—	$—	$973	$372,350		$9,013

134 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $199,582)	$199,582
Investments in affiliated issuers, at value (cost $368,699)	372,350
Repurchase agreements, at value (cost $465,349)	465,349
Segregated cash with broker	54,000
Receivables:
Dividends	1,429
Interest	56
Total assets	1,092,766

Liabilities:
Unrealized depreciation on OTC swap agreements	20,691
Payable for:
Fund shares redeemed	4,704
Management fees	818
Transfer agent fees	720
Swap settlement	561
Investor service fees	238
Portfolio accounting and administration fees	52
Trustees’ fees*	16
Miscellaneous	3,230
Total liabilities	31,030
Net assets	$1,061,736

Net assets consist of:
Paid in capital	$11,336,959
Total distributable earnings (loss)	(10,275,223)
Net assets	$1,061,736
Capital shares outstanding	9,042
Net asset value per share	$117.42

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$9,013
Interest	32,881
Total investment income	41,894

Expenses:
Management fees	8,070
Investor service fees	2,242
Transfer agent fees	2,257
Portfolio accounting and administration fees	1,390
Professional fees	1,157
Printing Expenses	496
Custodian fees	120
Trustees’ fees*	67
Miscellaneous	1,619
Total expenses	17,418
Less:
Expenses reimbursed by Adviser	(897)
Expenses waived by Adviser	(233)
Total waived/reimbursed expenses	(1,130)
Net expenses	16,288
Net investment income	25,606

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(464,997)
Futures contracts	(109,152)
Net realized loss	(574,149)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(16)
Investments in affiliated issuers	973
Swap agreements	(38,717)
Net change in unrealized appreciation (depreciation)	(37,760)
Net realized and unrealized loss	(611,909)
Net decrease in net assets resulting from operations	$(586,303)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 135

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$25,606	$37,615
Net realized loss on investments	(574,149)	(160,939)
Net change in unrealized appreciation (depreciation) on investments	(37,760)	28,790
Net decrease in net assets resulting from operations	(586,303)	(94,534)

Distributions to shareholders	—	(91,254)

Capital share transactions:
Proceeds from sale of shares	23,560,553	14,170,122
Distributions reinvested	—	91,254
Cost of shares redeemed	(22,962,189)	(14,044,929)
Net increase from capital share transactions	598,364	216,447
Net increase in net assets	12,061	30,659

Net assets:
Beginning of period	1,049,675	1,019,016
End of period	$1,061,736	$1,049,675

Capital share activity*:
Shares sold	179,268	98,606
Shares issued from reinvestment of distributions	—	674
Shares redeemed	(178,374)	(97,058)
Net increase in shares	894	2,222

*	Reverse share split — Capital share activity has been restated to reflect a 1:10 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

136 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a,f]	Year Ended December 31, 2024 [f]	Year Ended December 31, 2023 [f]	Year Ended December 31, 2022 [f]	Year Ended December 31, 2021 [f]	Year Ended December 31, 2020 [f]
Per Share Data
Net asset value, beginning of period	$128.82	$171.96	$254.18	$188.58	$252.98	$412.15
Income (loss) from investment operations:
Net investment income (loss)[b]	1.86	5.20	6.90	.30	(2.70)	(3.30)
Net gain (loss) on investments (realized and unrealized)	(13.26)	(31.44)	(87.72)	65.30	(61.70)	(152.87)
Total from investment operations	(11.40)	(26.24)	(80.82)	65.60	(64.40)	(156.17)
Less distributions from:
Net investment income	—	(16.90)	(1.40)	—	—	(3.00)
Total distributions	—	(16.90)	(1.40)	—	—	(3.00)
Net asset value, end of period	$117.42	$128.82	$171.96	$254.18	$188.58	$252.98

Total Return[c]	(8.85%)	(15.79%)	(31.85%)	34.78%	(25.45%)	(38.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,062	$1,050	$1,019	$8,699	$1,653	$464
Ratios to average net assets:
Net investment income (loss)	2.86%	3.52%	3.25%	0.12%	(1.23%)	(0.93%)
Total expenses[d]	1.94%	1.86%	1.90%	1.94%	1.78%	1.92%
Net expenses[e]	1.82%	1.72%	1.81%	1.88%	1.71%	1.87%
Portfolio turnover rate	—	—	—	63%	430%	681%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts have been restated to reflect a 1:10 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 137

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 27.6%

Financial - 6.9%
UMB Financial Corp.	20	$2,103
Old National Bancorp	86	1,835
Essential Properties Realty Trust, Inc. REIT	53	1,691
Jackson Financial, Inc. — Class A	19	1,687
Essent Group Ltd.	27	1,640
American Healthcare REIT, Inc.	43	1,580
Ryman Hospitality Properties, Inc. REIT	16	1,579
Terreno Realty Corp. REIT	28	1,570
CareTrust REIT, Inc.	51	1,561
Cadence Bank	47	1,503
Upstart Holdings, Inc.*	23	1,488
MARA Holdings, Inc.*	93	1,458
Home BancShares, Inc.	51	1,451
Piper Sandler Cos.	5	1,390
Selective Insurance Group, Inc.	16	1,386
United Bankshares, Inc.	38	1,384
Radian Group, Inc.	38	1,369
Kite Realty Group Trust REIT	59	1,336
Glacier Bancorp, Inc.	31	1,335
Hancock Whitney Corp.	23	1,320
First Financial Bankshares, Inc.	36	1,295
Core Scientific, Inc.*	74	1,263
Moelis & Co. — Class A	20	1,246
Phillips Edison & Company, Inc. REIT	34	1,191
Atlantic Union Bankshares Corp.	38	1,189
Sabra Health Care REIT, Inc.	64	1,180
SL Green Realty Corp. REIT	19	1,176
Ameris Bancorp	18	1,165
Valley National Bancorp	130	1,161
Independence Realty Trust, Inc. REIT	63	1,114
Macerich Co. REIT	68	1,100
Associated Banc-Corp.	45	1,098
StoneX Group, Inc.*	12	1,094
ServisFirst Bancshares, Inc.	14	1,085
Palomar Holdings, Inc.*	7	1,080
Axos Financial, Inc.*	14	1,065
CNO Financial Group, Inc.	27	1,042
Enstar Group Ltd.*	3	1,009
Riot Platforms, Inc.*	89	1,006
International Bancshares Corp.	15	998
PJT Partners, Inc. — Class A	6	990
BGC Group, Inc. — Class A	96	982
United Community Banks, Inc.	32	953
Texas Capital Bancshares, Inc.*	12	953
StepStone Group, Inc. — Class A	17	943
Tanger, Inc. REIT	30	917
Renasant Corp.	25	898
First BanCorp	43	896
HA Sustainable Infrastructure Capital, Inc.	33	886
NMI Holdings, Inc. — Class A*	21	886
Fulton Financial Corp.	49	884
WSFS Financial Corp.	16	880
Flagstar Financial, Inc.	82	869
Genworth Financial, Inc. — Class A*	111	864
COPT Defense Properties REIT	31	855
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	44	847
National Health Investors, Inc. REIT	12	841
Cleanspark, Inc.*	75	827
Cathay General Bancorp	18	819
Broadstone Net Lease, Inc. REIT	51	819
Baldwin Insurance Group, Inc. — Class A*	19	813
McGrath RentCorp	7	812
Eastern Bankshares, Inc.	53	809
PotlatchDeltic Corp. REIT	21	806
PennyMac Financial Services, Inc.	8	797
Community Financial System, Inc.	14	796
WesBanco, Inc.	25	791
Enova International, Inc.*	7	781
Compass, Inc. — Class A*	123	773
Victory Capital Holdings, Inc. — Class A	12	764
Independent Bank Corp.	12	755
Artisan Partners Asset Management, Inc. — Class A	17	754
Bank of Hawaii Corp.	11	743
Bread Financial Holdings, Inc.	13	743
BancFirst Corp.	6	742
Burford Capital Ltd.	52	741
Four Corners Property Trust, Inc. REIT	27	727
CVB Financial Corp.	36	712
BankUnited, Inc.	20	712
Apple Hospitality, Inc. REIT[1]	60	700
First Interstate BancSystem, Inc. — Class A	24	692
Cushman & Wakefield plc*	62	686
Bancorp, Inc.*	12	684
Park National Corp.	4	669
Acadia Realty Trust REIT	36	668
Douglas Emmett, Inc. REIT[1]	44	662
Lemonade, Inc.*	15	657
TowneBank	19	649
Simmons First National Corp. — Class A	34	645
LXP Industrial Trust REIT	78	644
WaFd, Inc.	22	644
Seacoast Banking Corporation of Florida	23	635
Urban Edge Properties REIT	34	634
Walker & Dunlop, Inc.	9	634
Goosehead Insurance, Inc. — Class A	6	633
First Financial Bancorp	26	631
Provident Financial Services, Inc.	35	614
First Merchants Corp.	16	613
Outfront Media, Inc. REIT	37	604
Curbline Properties Corp. REIT	26	594
Farmer Mac — Class C	3	583
NBT Bancorp, Inc.	14	582
Skyward Specialty Insurance Group, Inc.*	10	578
Banner Corp.	9	577
InvenTrust Properties Corp. REIT	21	575
SiriusPoint Ltd.*	28	571
Trupanion, Inc.*	10	553
Stock Yards Bancorp, Inc.	7	553

138 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Enterprise Financial Services Corp.	10	$551
Pacific Premier Bancorp, Inc.	26	548
Trustmark Corp.	15	547
Arbor Realty Trust, Inc. REIT[1]	51	546
Dave, Inc.*	2	537
Bank of NT Butterfield & Son Ltd.	12	531
Cohen & Steers, Inc.	7	527
First Busey Corp.	23	526
Banc of California, Inc.	37	520
OFG Bancorp	12	514
FB Financial Corp.	11	498
Nicolet Bankshares, Inc.	4	494
City Holding Co.	4	490
First Bancorp	11	485
Nelnet, Inc. — Class A	4	484
St. Joe Co.	10	477
Pathward Financial, Inc.	6	475
Horace Mann Educators Corp.	11	473
Mercury General Corp.	7	471
Customers Bancorp, Inc.*	8	470
Hut 8 Corp.*,1	25	465
Pagseguro Digital Ltd. — Class A	48	463
Stewart Information Services Corp.	7	456
Sunstone Hotel Investors, Inc. REIT	52	451
Newmark Group, Inc. — Class A	37	450
First Commonwealth Financial Corp.	27	438
Northwest Bancshares, Inc.	34	435
Lakeland Financial Corp.	7	430
DiamondRock Hospitality Co. REIT	56	429
LTC Properties, Inc. REIT	12	415
Global Net Lease, Inc. REIT	53	400
Getty Realty Corp. REIT	14	387
Innovative Industrial Properties, Inc. REIT	7	387
German American Bancorp, Inc.	10	385
Root, Inc. — Class A*	3	384
Elme Communities REIT	24	382
S&T Bancorp, Inc.	10	378
National Bank Holdings Corp. — Class A	10	376
NETSTREIT Corp. REIT	22	372
ARMOUR Residential REIT, Inc.[1]	22	370
WisdomTree, Inc.	32	368
Apollo Commercial Real Estate Finance, Inc. REIT	38	368
Veritex Holdings, Inc.	14	365
Hilltop Holdings, Inc.	12	364
Stellar Bancorp, Inc.	13	364
Virtus Investment Partners, Inc.	2	363
LendingClub Corp.*	30	361
Alexander & Baldwin, Inc. REIT	20	357
Marex Group plc	9	355
Sila Realty Trust, Inc. REIT	15	355
UMH Properties, Inc. REIT	21	353
JBG SMITH Properties REIT	20	346
Dynex Capital, Inc. REIT	28	342
Xenia Hotels & Resorts, Inc. REIT	27	339
Cipher Mining, Inc.*	71	339
Westamerica BanCorp	7	339
Ladder Capital Corp. — Class A REIT	31	333
Hope Bancorp, Inc.	31	333
Triumph Financial, Inc.*	6	331
Ellington Financial, Inc. REIT[1]	25	325
TriCo Bancshares	8	324
Pebblebrook Hotel Trust REIT	32	320
ProAssurance Corp.*	14	320
Safety Insurance Group, Inc.	4	318
Terawulf, Inc.*	72	315
Cannae Holdings, Inc.	15	313
Veris Residential, Inc. REIT	21	313
Apartment Investment and Management Co. — Class A REIT	36	311
Perella Weinberg Partners	16	311
1st Source Corp.	5	310
Paramount Group, Inc. REIT*	50	305
HCI Group, Inc.	2	304
Two Harbors Investment Corp. REIT	28	302
ConnectOne Bancorp, Inc.	13	301
Centerspace REIT	5	301
Berkshire Hills Bancorp, Inc.	12	301
Empire State Realty Trust, Inc. — Class A REIT	37	299
Live Oak Bancshares, Inc.	10	298
Enact Holdings, Inc.	8	297
Dime Community Bancshares, Inc.	11	296
PennyMac Mortgage Investment Trust REIT	23	296
Chimera Investment Corp. REIT	21	291
RLJ Lodging Trust REIT	40	291
Coastal Financial Corp.*	3	291
Smartstop Self Storage REIT, Inc.	8	290
Origin Bancorp, Inc.	8	286
Employers Holdings, Inc.	6	283
American Assets Trust, Inc. REIT	14	276
Uniti Group, Inc. REIT*	64	276
Bitdeer Technologies Group — Class A*	24	276
Peoples Bancorp, Inc.	9	275
QCR Holdings, Inc.	4	272
Navient Corp.	19	268
Fidelis Insurance Holdings Ltd.	16	265
MFA Financial, Inc. REIT	28	265
OceanFirst Financial Corp.	15	264
Preferred Bank/Los Angeles CA	3	260
Hamilton Insurance Group Ltd. — Class B*	12	259
Brookline Bancorp, Inc.	24	253
Tompkins Financial Corp.	4	251
Acadian Asset Management, Inc.	7	247
Easterly Government Properties, Inc. REIT	11	244
Piedmont Realty Trust, Inc. — Class A REIT*	33	241
Univest Financial Corp.	8	240
Burke & Herbert Financial Services Corp.	4	239
Hudson Pacific Properties, Inc. REIT*	86	236
Southside Bancshares, Inc.	8	235

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 139

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Bank First Corp.	2	$235
Franklin BSP Realty Trust, Inc. REIT[1]	22	235
Safehold, Inc. REIT	15	233
Encore Capital Group, Inc.*	6	232
Merchants Bancorp	7	231
Alexander’s, Inc. REIT	1	225
Patria Investments Ltd. — Class A	16	225
First Mid Bancshares, Inc.	6	225
Kennedy-Wilson Holdings, Inc.	33	224
AMERISAFE, Inc.	5	219
Heritage Financial Corp.	9	215
Old Second Bancorp, Inc.	12	213
Redwood Trust, Inc. REIT	36	213
Community Trust Bancorp, Inc.	4	212
Diversified Healthcare Trust REIT	59	211
Metropolitan Bank Holding Corp.*	3	210
Orchid Island Capital, Inc. REIT	29	203
Camden National Corp.	5	203
Capitol Federal Financial, Inc.	33	201
NexPoint Residential Trust, Inc. REIT	6	200
Hanmi Financial Corp.	8	197
Brandywine Realty Trust REIT	46	197
Business First Bancshares, Inc.	8	197
Ready Capital Corp. REIT	45	197
Central Pacific Financial Corp.	7	196
Universal Insurance Holdings, Inc.	7	194
F&G Annuities & Life, Inc.	6	192
eXp World Holdings, Inc.	21	191
Esquire Financial Holdings, Inc.	2	189
Amalgamated Financial Corp.	6	187
Brookfield Business Corp. — Class A	6	187
Byline Bancorp, Inc.	7	187
Mercantile Bank Corp.	4	186
Horizon Bancorp, Inc.	12	185
Marcus & Millichap, Inc.	6	184
Amerant Bancorp, Inc.	10	182
Northeast Bank	2	178
BrightSpire Capital, Inc. REIT	35	177
Plymouth Industrial REIT, Inc.	11	177
MidWestOne Financial Group, Inc.	6	173
United Fire Group, Inc.	6	172
Gladstone Commercial Corp. REIT	12	172
TrustCo Bank Corporation NY	5	167
World Acceptance Corp.*	1	165
Southern Missouri Bancorp, Inc.	3	164
Equity Bancshares, Inc. — Class A	4	163
First Financial Corp.	3	163
PRA Group, Inc.*	11	162
Independent Bank Corp.	5	162
NB Bancorp, Inc.*	9	161
FTAI Infrastructure, Inc.	26	161
Orrstown Financial Services, Inc.	5	159
Heritage Commerce Corp.	16	159
SITE Centers Corp. REIT	14	158
Capital City Bank Group, Inc.	4	157
First Community Bankshares, Inc.	4	157
Eagle Bancorp, Inc.	8	156
New York Mortgage Trust, Inc. REIT	23	154
P10, Inc. — Class A	15	153
Summit Hotel Properties, Inc. REIT	30	153
Armada Hoffler Properties, Inc. REIT[1]	22	151
Bowhead Specialty Holdings, Inc.*	4	150
Whitestone REIT — Class B	12	150
HomeTrust Bancshares, Inc.	4	150
Heritage Insurance Holdings, Inc.*	6	150
Peoples Financial Services Corp.	3	148
Republic Bancorp, Inc. — Class A	2	146
Diamond Hill Investment Group, Inc.	1	145
Metrocity Bankshares, Inc.	5	143
Tiptree, Inc. — Class A	6	141
Washington Trust Bancorp, Inc.	5	141
Invesco Mortgage Capital, Inc. REIT	18	141
Mid Penn Bancorp, Inc.	5	141
Hippo Holdings, Inc.*	5	140
TPG RE Finance Trust, Inc. REIT	18	139
GCM Grosvenor, Inc. — Class A	12	139
CTO Realty Growth, Inc. REIT	8	138
Farmers National Banc Corp.	10	138
CNB Financial Corp.	6	137
SmartFinancial, Inc.	4	135
Peakstone Realty Trust REIT	10	132
KKR Real Estate Finance Trust, Inc. REIT	15	132
Real Brokerage, Inc.*	29	131
NET Lease Office Properties REIT*	4	130
Alerus Financial Corp.	6	130
ACNB Corp.	3	128
Financial Institutions, Inc.	5	128
CBL & Associates Properties, Inc. REIT	5	127
Farmland Partners, Inc. REIT	11	127
Shore Bancshares, Inc.	8	126
NerdWallet, Inc. — Class A*	11	121
Universal Health Realty Income Trust REIT	3	120
Bar Harbor Bankshares	4	120
One Liberty Properties, Inc. REIT	5	119
Enterprise Bancorp, Inc.	3	119
Global Medical REIT, Inc.	17	118
Great Southern Bancorp, Inc.	2	118
HarborOne Bancorp, Inc.	10	117
Community Healthcare Trust, Inc. REIT	7	116
ChoiceOne Financial Services, Inc.	4	115
Northfield Bancorp, Inc.	10	115
Five Star Bancorp	4	114
Compass Diversified Holdings*	18	113
Peapack-Gladstone Financial Corp.	4	113
LendingTree, Inc.*	3	111
South Plains Financial, Inc.	3	108
Bit Digital, Inc.*	49	107
Flushing Financial Corp.	9	107
Arrow Financial Corp.	4	106
Firstsun Capital Bancorp*	3	104
Carter Bankshares, Inc.*	6	104
Midland States Bancorp, Inc.	6	104

140 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Home Bancorp, Inc.	2	$104
Saul Centers, Inc. REIT	3	102
Columbia Financial, Inc.*	7	102
Anywhere Real Estate, Inc.*	28	101
First Business Financial Services, Inc.	2	101
Capital Bancorp, Inc.	3	101
Greenlight Capital Re Ltd. — Class A*	7	101
Service Properties Trust REIT	42	100
Third Coast Bancshares, Inc.*	3	98
OppFi, Inc.	7	98
Community West Bancshares	5	98
Kearny Financial Corp.	15	97
Bridgewater Bancshares, Inc.*	6	95
California BanCorp*	6	95
Unity Bancorp, Inc.	2	94
Northrim BanCorp, Inc.	1	93
First Bank/Hamilton NJ	6	93
Civista Bancshares, Inc.	4	93
Ambac Financial Group, Inc.*	13	92
Gladstone Land Corp. REIT	9	92
Bank of Marin Bancorp	4	91
Chatham Lodging Trust REIT	13	91
Sierra Bancorp	3	89
Postal Realty Trust, Inc. — Class A REIT	6	88
Selectquote, Inc.*	37	88
First Foundation, Inc.*	17	87
RBB Bancorp	5	86
Guaranty Bancshares, Inc.	2	85
BayCom Corp.	3	83
Colony Bankcorp, Inc.	5	82
International Money Express, Inc.*	8	81
FRP Holdings, Inc.*	3	81
Donegal Group, Inc. — Class A	4	80
NewtekOne, Inc.	7	79
FS Bancorp, Inc.	2	79
West BanCorp, Inc.	4	78
American Coastal Insurance Corp.	7	78
Orange County Bancorp, Inc.	3	77
Onity Group, Inc.*	2	76
First Bancorp, Inc.	3	76
Southern First Bancshares, Inc.*	2	76
Farmers & Merchants Bancorp Incorporated/Archbold OH	3	76
Citizens & Northern Corp.	4	76
HBT Financial, Inc.	3	76
Bankwell Financial Group, Inc.	2	72
Claros Mortgage Trust, Inc. REIT*	25	71
GBank Financial Holdings, Inc.*	2	71
Chicago Atlantic Real Estate Finance, Inc. REIT	5	70
Northeast Community Bancorp, Inc.	3	70
Ponce Financial Group, Inc.*	5	69
Kingsway Financial Services, Inc.*	5	68
MVB Financial Corp.	3	68
Ares Commercial Real Estate Corp. REIT	14	67
RMR Group, Inc. — Class A	4	65
HomeStreet, Inc.*	5	65
Primis Financial Corp.	6	65
Paysign, Inc.*	9	65
Oportun Financial Corp.*	9	64
Industrial Logistics Properties Trust REIT	14	64
PCB Bancorp	3	63
Timberland Bancorp, Inc.	2	62
First United Corp.	2	62
C&F Financial Corp.	1	62
Parke Bancorp, Inc.	3	61
Blue Ridge Bankshares, Inc.*	17	61
Penns Woods Bancorp, Inc.	2	61
Middlefield Banc Corp.	2	60
FrontView REIT, Inc.	5	60
Citizens Financial Services, Inc.	1	59
City Office REIT, Inc.	11	59
Red River Bancshares, Inc.	1	59
Sky Harbour Group Corp.*	6	59
James River Group Holdings Ltd.	10	59
Regional Management Corp.	2	58
Hawthorn Bancshares, Inc.	2	58
LCNB Corp.	4	58
Forge Global Holdings, Inc.*	3	57
FB Bancorp, Inc.*	5	56
Velocity Financial, Inc.*	3	56
John Marshall Bancorp, Inc.	3	56
Waterstone Financial, Inc.	4	55
Atlanticus Holdings Corp.*	1	55
Oak Valley Bancorp	2	54
National Bankshares, Inc.	2	54
First Internet Bancorp	2	54
AG Mortgage Investment Trust, Inc. REIT	7	53
MBIA, Inc.*	12	52
Norwood Financial Corp.	2	52
Provident Bancorp, Inc.*	4	50
USCB Financial Holdings, Inc.	3	50
First Community Corp.	2	49
Chemung Financial Corp.	1	48
Seven Hills Realty Trust REIT	4	48
Blue Foundry Bancorp*	5	48
FVCBankcorp, Inc.*	4	47
BRT Apartments Corp. REIT	3	47
Douglas Elliman, Inc.*	20	47
Kingstone Companies, Inc.*	3	46
Western New England Bancorp, Inc.	5	46
Fidelity D&D Bancorp, Inc.	1	46
Sound Financial Bancorp, Inc.	1	46
AlTi Global, Inc.*	11	46
Legacy Housing Corp.*	2	45
First Western Financial, Inc.*	2	45
Plumas Bancorp	1	44
Greene County Bancorp, Inc.	2	44
Alpine Income Property Trust, Inc. REIT	3	44
LINKBANCORP, Inc.	6	44
Transcontinental Realty Investors, Inc.*	1	43
Crawford & Co. — Class A	4	42

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 141

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Modiv Industrial, Inc. REIT	3	$42
Citizens, Inc.*	12	42
Bank7 Corp.	1	42
Citizens Community Bancorp, Inc.	3	41
First Capital, Inc.	1	41
Northpointe Bancshares, Inc.	3	41
RE/MAX Holdings, Inc. — Class A*	5	41
Security National Financial Corp. — Class A*	4	39
Old Point Financial Corp.	1	39
Braemar Hotels & Resorts, Inc. REIT	16	39
OP Bancorp	3	39
First National Corp.	2	39
ESSA Bancorp, Inc.	2	39
Investar Holding Corp.	2	39
SB Financial Group, Inc.	2	38
Medallion Financial Corp.	4	38
MainStreet Bancshares, Inc.	2	38
Stratus Properties, Inc.*	2	38
NexPoint Diversified Real Estate Trust REIT	9	38
Seaport Entertainment Group, Inc.*	2	37
Virginia National Bankshares Corp.	1	37
Maui Land & Pineapple Company, Inc.*	2	36
Pioneer Bancorp, Inc.*	3	36
ACRES Commercial Realty Corp. REIT*	2	36
Ames National Corp.	2	36
eHealth, Inc.*	8	35
BankFinancial Corp.	3	35
Franklin Financial Services Corp.	1	35
United Security Bancshares	4	35
BCB Bancorp, Inc.	4	34
Eagle Bancorp Montana, Inc.	2	33
Franklin Street Properties Corp. REIT	20	33
Ohio Valley Banc Corp.	1	32
Resolute Holdings Management, Inc.*	1	32
Sunrise Realty Trust, Inc. REIT	3	32
Silvercrest Asset Management Group, Inc. — Class A	2	32
Westwood Holdings Group, Inc.	2	31
ECB Bancorp, Inc.*	2	31
Eagle Financial Services, Inc.	1	31
Princeton Bancorp, Inc.	1	31
BV Financial, Inc.*	2	30
Finwise Bancorp*	2	30
Rithm Property Trust, Inc. REIT	11	30
Consumer Portfolio Services, Inc.*	3	29
Peoples Bancorp of North Carolina, Inc.	1	29
CB Financial Services, Inc.	1	28
Angel Oak Mortgage REIT, Inc.	3	28
loanDepot, Inc. — Class A*	22	28
Finward Bancorp	1	28
Richmond Mutual BanCorp, Inc.	2	28
Nexpoint Real Estate Finance, Inc. REIT	2	28
Riverview Bancorp, Inc.	5	28
SR Bancorp, Inc.	2	27
Union Bankshares, Inc.	1	27
Lument Finance Trust, Inc. REIT	12	27
Landmark Bancorp Incorporated/Manhattan KS	1	26
Meridian Corp.	2	26
Chain Bridge Bancorp, Inc. — Class A*	1	26
NI Holdings, Inc.*	2	25
First Savings Financial Group, Inc.	1	25
CF Bankshares, Inc.	1	24
Finance of America Companies, Inc. — Class A*	1	23
Hanover Bancorp, Inc.	1	23
Advanced Flower Capital, Inc. REIT	5	22
Strawberry Fields REIT, Inc.	2	21
Patriot National Bancorp, Inc.*	12	18
Mobile Infrastructure Corp.*	4	18
Siebert Financial Corp.*	4	18
SWK Holdings Corp.	1	15
Clipper Realty, Inc. REIT	4	15
Bakkt Holdings, Inc.*	1	14
Better Home & Finance Holding Co.*	1	12
Rhinebeck Bancorp, Inc.*	1	12
Logistic Properties of The Americas*	1	7
GoHealth, Inc. — Class A*	1	5
Total Financial		170,368

Consumer, Non-cyclical - 6.0%
HealthEquity, Inc.*	23	2,409
Ensign Group, Inc.	15	2,314
Blueprint Medicines Corp.*	17	2,179
Bridgebio Pharma, Inc.*	42	1,814
Guardant Health, Inc.*	32	1,665
Stride, Inc.*	11	1,597
Glaukos Corp.*	15	1,549
Madrigal Pharmaceuticals, Inc.*	5	1,513
Merit Medical Systems, Inc.*	16	1,496
Lantheus Holdings, Inc.*	18	1,473
Option Care Health, Inc.*	44	1,429
TG Therapeutics, Inc.*	39	1,404
iRhythm Technologies, Inc.*	9	1,386
Adtalem Global Education, Inc.*	10	1,272
Alkermes plc*	44	1,259
TransMedics Group, Inc.*	9	1,206
Cal-Maine Foods, Inc.	12	1,196
Herc Holdings, Inc.	9	1,185
Axsome Therapeutics, Inc.*	11	1,148
ADMA Biologics, Inc.*	62	1,129
Integer Holdings Corp.*	9	1,107
Vaxcyte, Inc.*	34	1,105
Verra Mobility Corp.*	43	1,092
Brink’s Co.	12	1,071
CRISPR Therapeutics AG*	22	1,070
Oscar Health, Inc. — Class A*	49	1,051
Haemonetics Corp.*	14	1,045
StoneCo Ltd. — Class A*	65	1,043
Prestige Consumer Healthcare, Inc.*	13	1,038
Korn Ferry	14	1,027
PTC Therapeutics, Inc.*	21	1,026

142 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
RadNet, Inc.*	18	$1,024
Cytokinetics, Inc.*	31	1,024
Akero Therapeutics, Inc.*	19	1,014
CBIZ, Inc.*	14	1,004
Krystal Biotech, Inc.*	7	962
Rhythm Pharmaceuticals, Inc.*	15	948
Graham Holdings Co. — Class B	1	946
ICU Medical, Inc.*	7	925
Soleno Therapeutics, Inc.*	11	922
Nuvalent, Inc. — Class A*	12	916
WD-40 Co.	4	912
GEO Group, Inc.*	37	886
Protagonist Therapeutics, Inc.*	16	884
Avidity Biosciences, Inc.*	31	880
Marzetti Co	5	864
CorVel Corp.*	8	822
Laureate Education, Inc. — Class A*	35	818
PROCEPT BioRobotics Corp.*	14	806
ABM Industries, Inc.	17	803
Simply Good Foods Co.*	25	790
Remitly Global, Inc.*	42	788
Scholar Rock Holding Corp.*	22	779
Alarm.com Holdings, Inc.*	13	735
Sezzle, Inc.*	4	717
Privia Health Group, Inc.*	31	713
ACADIA Pharmaceuticals, Inc.*	33	712
Crinetics Pharmaceuticals, Inc.*	24	690
Huron Consulting Group, Inc.*	5	688
LivaNova plc*	15	675
Catalyst Pharmaceuticals, Inc.*	31	673
Arcellx, Inc.*	10	658
Alight, Inc. — Class A	116	657
Inter Parfums, Inc.	5	657
Chefs’ Warehouse, Inc.*	10	638
Concentra Group Holdings Parent, Inc.	31	638
Xenon Pharmaceuticals, Inc.*	20	626
EVERTEC, Inc.	17	613
CoreCivic, Inc.*	29	611
Mirum Pharmaceuticals, Inc.*	12	611
Insperity, Inc.	10	601
Marqeta, Inc. — Class A*	103	601
Vericel Corp.*	14	596
Twist Bioscience Corp.*	16	589
TriNet Group, Inc.	8	585
Addus HomeCare Corp.*	5	576
Ligand Pharmaceuticals, Inc. — Class B*	5	568
Veracyte, Inc.*	21	568
Kymera Therapeutics, Inc.*	13	567
Perdoceo Education Corp.	17	556
Premier, Inc. — Class A	25	548
BrightSpring Health Services, Inc.*	23	543
QuidelOrtho Corp.*	18	519
Payoneer Global, Inc.*	75	514
Strategic Education, Inc.	6	511
Arrowhead Pharmaceuticals, Inc.*	32	506
Denali Therapeutics, Inc.*	36	504
BioCryst Pharmaceuticals, Inc.*	56	502
Agios Pharmaceuticals, Inc.*	15	499
LeMaitre Vascular, Inc.	6	498
John Wiley & Sons, Inc. — Class A	11	491
UFP Technologies, Inc.*	2	488
Indivior plc*	33	486
Ideaya Biosciences, Inc.*	23	483
Novocure Ltd.*	27	481
Supernus Pharmaceuticals, Inc.*	15	473
Enovis Corp.*	15	470
Surgery Partners, Inc.*	21	467
Adaptive Biotechnologies Corp.*	40	466
GeneDx Holdings Corp.*	5	462
Recursion Pharmaceuticals, Inc. — Class A*,1	91	460
Arlo Technologies, Inc.*	27	458
Select Medical Holdings Corp.	30	455
J & J Snack Foods Corp.	4	454
Beam Therapeutics, Inc.*	26	442
Central Garden & Pet Co. — Class A*	14	438
Brookdale Senior Living, Inc. — Class A*	62	432
Amicus Therapeutics, Inc.*	75	430
AtriCure, Inc.*	13	426
ICF International, Inc.	5	424
CONMED Corp.	8	417
GRAIL, Inc.*	8	411
Teladoc Health, Inc.*	47	409
Universal Corp.	7	407
Universal Technical Institute, Inc.*	12	407
Arcutis Biotherapeutics, Inc.*	29	407
Tarsus Pharmaceuticals, Inc.*	10	405
Vita Coco Company, Inc.*	11	397
Progyny, Inc.*	18	396
Apogee Therapeutics, Inc.*	9	391
CG oncology, Inc.*	15	390
Omnicell, Inc.*	13	382
Harmony Biosciences Holdings, Inc.*	12	379
Turning Point Brands, Inc.	5	379
CRA International, Inc.	2	375
Flywire Corp.*	32	374
United Natural Foods, Inc.*	16	373
Spectrum Brands Holdings, Inc.	7	371
Disc Medicine, Inc.*	7	371
Celldex Therapeutics, Inc.*	18	366
Travere Therapeutics, Inc.*	24	355
Ocular Therapeutix, Inc.*	38	353
Upbound Group, Inc.	14	351
First Advantage Corp.*	21	349
Vital Farms, Inc.*	9	347
Alphatec Holdings, Inc.*	31	344
Innoviva, Inc.*	17	341
Biohaven Ltd.*	24	339
Azenta, Inc.*	11	339
Tandem Diabetes Care, Inc.*	18	336
89bio, Inc.*	34	334
Andersons, Inc.	9	331

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Pediatrix Medical Group, Inc.*	23	$330
Vera Therapeutics, Inc.*	14	330
ANI Pharmaceuticals, Inc.*	5	326
10X Genomics, Inc. — Class A*	28	324
Coursera, Inc.*	37	324
Amneal Pharmaceuticals, Inc.*	40	324
PROG Holdings, Inc.	11	323
National Healthcare Corp.	3	321
US Physical Therapy, Inc.	4	313
Artivion, Inc.*	10	311
Grocery Outlet Holding Corp.*	25	310
Acuren Corp.*	28	309
Edgewell Personal Care Co.	13	304
Clover Health Investments Corp.*	109	304
MannKind Corp.*	81	303
Healthcare Services Group, Inc.*	20	301
CareDx, Inc.*	15	293
Barrett Business Services, Inc.	7	292
Fresh Del Monte Produce, Inc.	9	292
Weis Markets, Inc.	4	290
Immunovant, Inc.*	18	288
Pacira BioSciences, Inc.*	12	287
Neogen Corp.*	59	282
Driven Brands Holdings, Inc.*	16	281
Dynavax Technologies Corp.*	28	278
Heidrick & Struggles International, Inc.	6	275
Astrana Health, Inc.*	11	274
TreeHouse Foods, Inc.*	14	272
Aurinia Pharmaceuticals, Inc.*	32	271
WK Kellogg Co.	17	271
Pennant Group, Inc.*	9	269
Legalzoom.com, Inc.*	30	267
BrightView Holdings, Inc.*	16	266
Collegium Pharmaceutical, Inc.*	9	266
Viridian Therapeutics, Inc.*	19	266
Intellia Therapeutics, Inc.*	28	263
Edgewise Therapeutics, Inc.*	20	262
ARS Pharmaceuticals, Inc.*	15	262
National Beverage Corp.*	6	260
NeoGenomics, Inc.*	35	256
Janux Therapeutics, Inc.*	11	254
Ingles Markets, Inc. — Class A	4	254
Novavax, Inc.*,1	40	252
Dole plc	18	252
Willdan Group, Inc.*	4	250
Ardelyx, Inc.*	63	247
Quanex Building Products Corp.	13	246
Harrow, Inc.*	8	244
Akebia Therapeutics, Inc.*	67	244
Cidara Therapeutics, Inc.*	5	244
Utz Brands, Inc.	19	238
SpartanNash Co.	9	238
Dyne Therapeutics, Inc.*	25	238
AdaptHealth Corp.*	25	236
Herbalife Ltd.*	27	233
Geron Corp.*	163	230
Amphastar Pharmaceuticals, Inc.*	10	230
Nurix Therapeutics, Inc.*	20	228
Integra LifeSciences Holdings Corp.*	18	221
Hertz Global Holdings, Inc.*	32	219
STAAR Surgical Co.*	13	218
BioLife Solutions, Inc.*	10	215
Syndax Pharmaceuticals, Inc.*	23	215
Avadel Pharmaceuticals plc*	24	212
Liquidia Corp.*	17	212
Praxis Precision Medicines, Inc.*	5	210
CorMedix, Inc.*	17	209
Cogent Biosciences, Inc.*	29	208
AMN Healthcare Services, Inc.*	10	207
Kforce, Inc.	5	206
Anavex Life Sciences Corp.*,1	22	203
Verve Therapeutics, Inc.*	18	202
Niagen Bioscience, Inc.*	14	202
MiMedx Group, Inc.*	32	196
WaVe Life Sciences Ltd.*	30	195
Spyre Therapeutics, Inc.*	13	195
Matthews International Corp. — Class A	8	191
Deluxe Corp.	12	191
agilon health, Inc.*	83	191
SI-BONE, Inc.*	10	188
Cimpress plc*	4	188
Xeris Biopharma Holdings, Inc.*	40	187
LifeStance Health Group, Inc.*	36	186
Immunome, Inc.*	20	186
Lincoln Educational Services Corp.*	8	184
Carriage Services, Inc. — Class A	4	183
Udemy, Inc.*	26	183
Owens & Minor, Inc.*	20	182
Enliven Therapeutics, Inc.*	9	180
Hackett Group, Inc.	7	178
Vestis Corp.	31	178
Transcat, Inc.*	2	172
Helen of Troy Ltd.*	6	170
CompoSecure, Inc. — Class A*	12	169
Tootsie Roll Industries, Inc.	5	167
Replimune Group, Inc.*	18	167
ImmunityBio, Inc.*	62	164
Castle Biosciences, Inc.*	8	163
Zymeworks, Inc.*	13	163
Mister Car Wash, Inc.*	27	162
EyePoint Pharmaceuticals, Inc.*	17	160
Embecta Corp.	16	155
PACS Group, Inc.*	12	155
Arcus Biosciences, Inc.*	19	155
Mission Produce, Inc.*	13	152
American Public Education, Inc.*	5	152
Green Dot Corp. — Class A*	14	151
SunOpta, Inc.*	26	151
Xencor, Inc.*	19	149
Mineralys Therapeutics, Inc.*	11	149
Avanos Medical, Inc.*	12	147
LENZ Therapeutics, Inc.*	5	147

144 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Metsera, Inc.*,1	5	$142
UroGen Pharma Ltd.*	10	137
Sage Therapeutics, Inc.*	15	137
Calavo Growers, Inc.	5	133
Arvinas, Inc.*	18	132
Zevra Therapeutics, Inc.*	15	132
Ceribell, Inc.*	7	131
Nuvation Bio, Inc.*	67	131
ArriVent Biopharma, Inc.*	6	131
Cass Information Systems, Inc.	3	130
Axogen, Inc.*	12	130
RxSight, Inc.*	10	130
Mind Medicine MindMed, Inc.*	20	130
Evolus, Inc.*	14	129
OPKO Health, Inc.*	97	128
Phibro Animal Health Corp. — Class A	5	128
Myriad Genetics, Inc.*	24	127
Honest Company, Inc.*	25	127
Ennis, Inc.	7	127
Arbutus Biopharma Corp.*	41	127
John B Sanfilippo & Son, Inc.	2	126
Enhabit, Inc.*	13	125
Stoke Therapeutics, Inc.*	11	125
Relay Therapeutics, Inc.*	36	125
Fortrea Holdings, Inc.*	25	123
Day One Biopharmaceuticals, Inc.*	19	123
ORIC Pharmaceuticals, Inc.*	12	122
Amylyx Pharmaceuticals, Inc.*	19	122
Kura Oncology, Inc.*	21	121
Vir Biotechnology, Inc.*	24	121
Keros Therapeutics, Inc.*	9	120
MGP Ingredients, Inc.	4	120
iRadimed Corp.	2	120
Monro, Inc.	8	119
Fulgent Genetics, Inc.*	6	119
Community Health Systems, Inc.*	35	119
Surmodics, Inc.*	4	119
Iovance Biotherapeutics, Inc.*,1	69	119
Natural Grocers by Vitamin Cottage, Inc.	3	118
aTyr Pharma, Inc.*	23	117
Paysafe Ltd.*	9	114
KalVista Pharmaceuticals, Inc.*	10	113
Ginkgo Bioworks Holdings, Inc.*	10	112
Orthofix Medical, Inc.*	10	112
AnaptysBio, Inc.*	5	111
Nathan’s Famous, Inc.	1	111
Theravance Biopharma, Inc.*	10	110
Trevi Therapeutics, Inc.*	20	109
Delcath Systems, Inc.*	8	109
Cytek Biosciences, Inc.*	32	109
Tango Therapeutics, Inc.*	21	107
OrthoPediatrics Corp.*	5	107
Celcuity, Inc.*	8	107
REGENXBIO, Inc.*	13	107
Phathom Pharmaceuticals, Inc.*	11	105
Cullinan Therapeutics, Inc.*	14	105
Cross Country Healthcare, Inc.*	8	104
Butterfly Network, Inc.*	52	104
Taysha Gene Therapies, Inc.*	45	104
Tejon Ranch Co.*	6	102
Seneca Foods Corp. — Class A*	1	101
Repay Holdings Corp.*	21	101
Eton Pharmaceuticals, Inc.*	7	100
Capricor Therapeutics, Inc.*,1	10	99
AngioDynamics, Inc.*	10	99
Upstream Bio, Inc.*	9	99
Sana Biotechnology, Inc.*	36	98
Fulcrum Therapeutics, Inc.*	14	96
Emergent BioSolutions, Inc.*	15	96
Varex Imaging Corp.*	11	95
Kelly Services, Inc. — Class A	8	94
Rigel Pharmaceuticals, Inc.*	5	94
Dianthus Therapeutics, Inc.*	5	93
Pacific Biosciences of California, Inc.*	74	92
USANA Health Sciences, Inc.*	3	92
Arcturus Therapeutics Holdings, Inc.*	7	91
ZipRecruiter, Inc. — Class A*	18	90
Jade Biosciences, Inc.	9	90
B&G Foods, Inc.[1]	21	89
Nano-X Imaging Ltd.*,1	17	88
Solid Biosciences, Inc.*	18	88
Personalis, Inc.*	13	85
Heron Therapeutics, Inc.*,1	41	85
Bicara Therapeutics, Inc.*	9	84
ClearPoint Neuro, Inc.*	7	84
Spire Global, Inc.*,1	7	83
Distribution Solutions Group, Inc.*	3	82
ACCO Brands Corp.	23	82
Ardent Health, Inc.*	6	82
Altimmune, Inc.*,1	21	81
KinderCare Learning Companies, Inc.*	8	81
Rezolute, Inc.*	18	80
Tourmaline Bio, Inc.*	5	80
iTeos Therapeutics, Inc.*	8	80
Maravai LifeSciences Holdings, Inc. — Class A*	33	79
Bioventus, Inc. — Class A*	12	79
Custom Truck One Source, Inc.*	16	79
Oruka Therapeutics, Inc.	7	78
Savara, Inc.*	34	77
Semler Scientific, Inc.*	2	77
Village Super Market, Inc. — Class A	2	77
Treace Medical Concepts, Inc.*	13	76
Aquestive Therapeutics, Inc.*	23	76
Performant Healthcare, Inc.*	19	76
XOMA Royalty Corp.*	3	76
Atea Pharmaceuticals, Inc.*	21	76
Pulse Biosciences, Inc.*	5	75
Mama’s Creations, Inc.*	9	75
Absci Corp.*	29	74
Quantum-Si, Inc.*	38	75
Tonix Pharmaceuticals Holding Corp.*	2	72

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 145

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
SIGA Technologies, Inc.	11	$72
MeiraGTx Holdings plc*	11	72
Humacyte, Inc.*	34	71
Terns Pharmaceuticals, Inc.*	19	71
Vanda Pharmaceuticals, Inc.*	15	71
Cerus Corp.*	50	71
Central Garden & Pet Co.*	2	70
Beyond Meat, Inc.*	20	70
Blade Air Mobility, Inc.*	17	69
Franklin Covey Co.*	3	68
Olema Pharmaceuticals, Inc.*	16	68
Abeona Therapeutics, Inc.*	12	68
NeuroPace, Inc.*	6	67
Quanterix Corp.*	10	67
Kestra Medical Technologies Ltd.*	4	66
Organogenesis Holdings, Inc.*	18	66
SANUWAVE Health, Inc.*	2	66
Zimvie, Inc.*	7	65
Compass Therapeutics, Inc.*	25	65
Target Hospitality Corp.*	9	64
Guardian Pharmacy Services, Inc. — Class A*	3	64
Septerna, Inc.*	6	63
Aveanna Healthcare Holdings, Inc.*	12	63
Gossamer Bio, Inc.*	51	63
Aura Biosciences, Inc.*	10	63
Limoneira Co.	4	62
Annexon, Inc.*	26	62
Viemed Healthcare, Inc.*	9	62
Tactile Systems Technology, Inc.*	6	61
Prothena Corporation plc*	10	61
OraSure Technologies, Inc.*	20	60
Erasca, Inc.*	47	60
Tectonic Therapeutic, Inc.*	3	60
Beauty Health Co.*	31	59
Nature’s Sunshine Products, Inc.*	4	59
Astria Therapeutics, Inc.*	11	59
MaxCyte, Inc.*	27	59
Monte Rosa Therapeutics, Inc.*	13	59
Beta Bionics, Inc.*	4	58
Aldeyra Therapeutics, Inc.*	15	57
Tyra Biosciences, Inc.*	6	57
Westrock Coffee Co.*	10	57
MBX Biosciences, Inc.*	5	57
SELLAS Life Sciences Group, Inc.*	26	57
Utah Medical Products, Inc.	1	57
Rapport Therapeutics, Inc.*	5	57
Lifecore Biomedical, Inc.*	7	57
Precigen, Inc.*	40	57
Rocket Pharmaceuticals, Inc.*	23	56
Corvus Pharmaceuticals, Inc.*	14	56
Candel Therapeutics, Inc.*	11	56
Perspective Therapeutics, Inc.*	16	55
Priority Technology Holdings, Inc.*	7	54
Entrada Therapeutics, Inc.*	8	54
Cardiff Oncology, Inc.*	17	53
Olaplex Holdings, Inc.*	38	53
Esperion Therapeutics, Inc.*,1	54	53
Sionna Therapeutics, Inc.*	3	52
TrueBlue, Inc.*	8	52
ADC Therapeutics S.A.*	19	51
Editas Medicine, Inc.*	23	51
National Research Corp. — Class A	3	50
Verastem, Inc.*	12	50
Fennec Pharmaceuticals, Inc.*	6	50
Resources Connection, Inc.	9	48
CPI Card Group, Inc.*	2	47
OmniAb, Inc.*	27	47
Benitec Biopharma, Inc.*	4	47
Allogene Therapeutics, Inc.*	41	46
Joint Corp.*	4	46
Quad/Graphics, Inc.	8	45
Y-mAbs Therapeutics, Inc.*	10	45
Palvella Therapeutics, Inc.*	2	45
European Wax Center, Inc. — Class A*	8	45
Omeros Corp.*	15	45
Neurogene, Inc.*	3	45
Cadiz, Inc.*	15	45
Electromed, Inc.*	2	44
Eledon Pharmaceuticals, Inc.*	16	43
Information Services Group, Inc.	9	43
Foghorn Therapeutics, Inc.*	9	42
Inogen, Inc.*	6	42
Medifast, Inc.*	3	42
Acme United Corp.	1	42
Cargo Therapeutics, Inc.*	10	41
4D Molecular Therapeutics, Inc.*	11	41
Voyager Therapeutics, Inc.*	13	40
Prime Medicine, Inc.*	16	39
LENSAR, Inc.*	3	40
KORU Medical Systems, Inc.*	11	39
Lifevantage Corp.	3	39
SoundThinking, Inc.*	3	39
Alumis, Inc.*	13	39
Zenas Biopharma, Inc.*	4	39
MediWound Ltd.*	2	39
Third Harmonic Bio, Inc.*	7	38
Enanta Pharmaceuticals, Inc.*	5	38
Puma Biotechnology, Inc.*	11	38
DocGo, Inc.*	24	38
Avita Medical, Inc.*	7	37
Accuray, Inc.*	27	37
Hain Celestial Group, Inc.*	24	36
Monopar Therapeutics, Inc.*	1	36
HF Foods Group, Inc.*	11	35
Neuronetics, Inc.*	10	35
Mercurity Fintech Holding, Inc.*	9	35
scPharmaceuticals, Inc.*	9	34
Aclaris Therapeutics, Inc.*	24	34
Kodiak Sciences, Inc.*	9	34
Oncology Institute, Inc.*	16	33
Alico, Inc.	1	32

146 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Fate Therapeutics, Inc.*	29	$32
Acacia Research Corp.*	9	32
Biote Corp. — Class A*	8	32
Stereotaxis, Inc.*	15	32
Larimar Therapeutics, Inc.*	11	32
Anika Therapeutics, Inc.*	3	32
Alta Equipment Group, Inc.	5	32
Inhibikase Therapeutics, Inc.*	16	31
Ironwood Pharmaceuticals, Inc. — Class A*	43	31
Forrester Research, Inc.*	3	30
Alector, Inc.*	21	29
Gyre Therapeutics, Inc.*	4	29
Inhibrx Biosciences, Inc.*	2	28
Sanara Medtech, Inc.*	1	28
Protalix BioTherapeutics, Inc.*	19	28
DiaMedica Therapeutics, Inc.*	7	27
Protara Therapeutics, Inc.*	9	27
Aardvark Therapeutics, Inc.*	2	27
Design Therapeutics, Inc.*	8	27
Waldencast plc — Class A*	11	27
Bright Minds Biosciences, Inc.*	1	26
Pulmonx Corp.*	10	26
Zevia PBC — Class A*	8	26
Korro Bio, Inc.*	2	25
Sonida Senior Living, Inc.*	1	25
BioAge Labs, Inc.*	6	25
Lifeway Foods, Inc.*	1	25
Maze Therapeutics, Inc.*	2	25
Lexeo Therapeutics, Inc.*	6	24
RCM Technologies, Inc.*	1	24
CVRx, Inc.*	4	24
Tvardi Therapeutics, Inc.*	1	23
Nkarta, Inc.*	14	23
Anteris Technologies Global Corp.*	6	23
Nuvectis Pharma, Inc.*	3	22
BRC, Inc. — Class A*	17	22
Lucid Diagnostics, Inc.*	19	22
TriSalus Life Sciences, Inc.*	4	22
Solesence Inc*	5	22
Journey Medical Corp.*	3	22
Coherus Oncology, Inc.*	29	21
Cartesian Therapeutics, Inc.*,1	2	21
MarketWise, Inc.	1	20
Myomo, Inc.*	9	19
Emerald Holding, Inc.	4	19
Innovage Holding Corp.*	5	18
Greenwich Lifesciences, Inc.*	2	18
TuHURA Biosciences, Inc.*	7	16
Alpha Teknova, Inc.*	3	15
AirSculpt Technologies, Inc.*,1	3	15
FitLife Brands, Inc.*	1	13
Ispire Technology, Inc.*	5	13
Actuate Therapeutics, Inc.*	2	12
HireQuest, Inc.	1	10
Tevogen Bio Holdings, Inc.*	8	10
SBC Medical Group Holdings, Inc.*	2	9
Inmune Bio, Inc.*	4	9
Forafric Global plc*	1	8
Atlantic International Corp.*	3	6
Ligand Pharmaceuticals, Inc.*,†††	6	—
Total Consumer, Non-cyclical		149,907

Industrial - 4.6%
Fabrinet*	10	2,947
Fluor Corp.*	45	2,307
AeroVironment, Inc.*	8	2,280
NEXTracker, Inc. — Class A*	38	2,066
Kratos Defense & Security Solutions, Inc.*	44	2,044
SPX Technologies, Inc.*	12	2,012
Chart Industries, Inc.*	12	1,976
Casella Waste Systems, Inc. — Class A*	17	1,961
Badger Meter, Inc.	8	1,960
Dycom Industries, Inc.*	8	1,955
Sterling Infrastructure, Inc.*	8	1,846
Watts Water Technologies, Inc. — Class A	7	1,721
Federal Signal Corp.	16	1,703
JBT Marel Corp.	14	1,684
Archer Aviation, Inc. — Class A*	147	1,595
UFP Industries, Inc.	16	1,590
Itron, Inc.*	12	1,580
GATX Corp.	10	1,536
Zurn Elkay Water Solutions Corp.	40	1,463
Moog, Inc. — Class A	8	1,448
Construction Partners, Inc. — Class A*	13	1,382
Modine Manufacturing Co.*	14	1,379
Sanmina Corp.*	14	1,370
NuScale Power Corp.*	34	1,345
ESCO Technologies, Inc.	7	1,343
Advanced Energy Industries, Inc.	10	1,325
Bloom Energy Corp. — Class A*	55	1,316
Joby Aviation, Inc.*,1	124	1,308
Novanta, Inc.*	10	1,289
Belden, Inc.	11	1,274
Knife River Corp.*	15	1,225
Mirion Technologies, Inc.*	56	1,206
Frontdoor, Inc.*	20	1,179
Primoris Services Corp.	15	1,169
Enpro, Inc.	6	1,149
CSW Industrials, Inc.	4	1,147
Arcosa, Inc.	13	1,127
Granite Construction, Inc.	12	1,122
Golar LNG Ltd.	27	1,112
TTM Technologies, Inc.*	27	1,102
Exponent, Inc.	14	1,046
Mueller Water Products, Inc. — Class A	42	1,010
Matson, Inc.	9	1,002
Franklin Electric Company, Inc.	11	987
Kadant, Inc.	3	952
Plexus Corp.*	7	947
EnerSys	11	943
OSI Systems, Inc.*	4	899
Argan, Inc.	4	882

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 147

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Boise Cascade Co.	10	$868
Terex Corp.	18	840
Atmus Filtration Technologies, Inc.	22	801
Griffon Corp.	11	796
Cactus, Inc. — Class A	18	787
AZZ, Inc.	8	756
Mercury Systems, Inc.*	14	754
MYR Group, Inc.*	4	726
RXO, Inc.*	44	692
AAR Corp.*	10	688
Alamo Group, Inc.	3	655
Atkore, Inc.	9	635
Powell Industries, Inc.	3	631
Enerpac Tool Group Corp.	15	609
O-I Glass, Inc.*	41	604
Trinity Industries, Inc.	22	594
IES Holdings, Inc.*	2	593
Tutor Perini Corp.*	12	561
Albany International Corp. — Class A	8	561
Tecnoglass, Inc.	7	541
Hub Group, Inc. — Class A	16	535
Vishay Intertechnology, Inc.	33	524
Triumph Group, Inc.*	20	515
Worthington Enterprises, Inc.	8	509
Kennametal, Inc.	21	482
PureCycle Technologies, Inc.*	35	479
Materion Corp.	6	476
Gibraltar Industries, Inc.*	8	472
Scorpio Tankers, Inc.	12	470
Standex International Corp.	3	469
ArcBest Corp.	6	462
Enovix Corp.*	44	455
Greif, Inc. — Class A	7	455
Werner Enterprises, Inc.	16	438
Lindsay Corp.	3	433
World Kinect Corp.	15	425
Limbach Holdings, Inc.*	3	420
Xometry, Inc. — Class A*	12	406
Knowles Corp.*	23	405
International Seaways, Inc.	11	401
Benchmark Electronics, Inc.	10	388
Tennant Co.	5	387
Hillenbrand, Inc.	19	381
Hillman Solutions Corp.*	53	378
Masterbrand, Inc.*	34	372
NV5 Global, Inc.*	16	369
Greenbrier Companies, Inc.	8	368
DHT Holdings, Inc.	34	367
American Superconductor Corp.*	10	367
Energizer Holdings, Inc.	18	363
Applied Optoelectronics, Inc.*	14	360
CTS Corp.	8	341
Ducommun, Inc.*	4	330
Intuitive Machines, Inc.*	29	315
Helios Technologies, Inc.	9	300
Bel Fuse, Inc. — Class B	3	293
Janus International Group, Inc.*	36	293
SFL Corporation Ltd.	33	275
Vicor Corp.*	6	272
Worthington Steel, Inc.	9	268
Astronics Corp.*	8	268
Napco Security Technologies, Inc.	9	267
DXP Enterprises, Inc.*	3	263
TriMas Corp.	9	258
nLight, Inc.*	13	256
Cadre Holdings, Inc.	8	255
Thermon Group Holdings, Inc.*	9	253
Teekay Tankers Ltd. — Class A	6	250
Astec Industries, Inc.	6	250
Dorian LPG Ltd.	10	244
Apogee Enterprises, Inc.	6	244
NANO Nuclear Energy, Inc.*	7	242
Proto Labs, Inc.*	6	240
CECO Environmental Corp.*	8	226
Gorman-Rupp Co.	6	220
FARO Technologies, Inc.*	5	220
Great Lakes Dredge & Dock Corp.*	18	219
American Woodmark Corp.*	4	213
Marten Transport Ltd.	16	208
Golden Ocean Group Ltd.[1]	28	205
Montrose Environmental Group, Inc.*	9	197
Evolv Technologies Holdings, Inc.*	31	193
Insteel Industries, Inc.	5	186
Energy Recovery, Inc.*	14	179
Ichor Holdings Ltd.*	9	177
FLEX LNG Ltd.[1]	8	176
Enviri Corp.*	20	174
Ardagh Metal Packaging S.A.	38	163
Byrna Technologies, Inc.*	5	154
Metallus, Inc.*	10	154
Ryerson Holding Corp.	7	151
Graham Corp.*	3	149
Forward Air Corp.*	6	147
Redwire Corp.*	9	147
Red Cat Holdings, Inc.*	20	146
Allient, Inc.	4	145
Myers Industries, Inc.	10	145
Nordic American Tankers Ltd.	55	145
TSS, Inc.*	5	144
Genco Shipping & Trading Ltd.	11	144
Sturm Ruger & Company, Inc.	4	144
Willis Lease Finance Corp.	1	143
Kimball Electronics, Inc.*	7	135
Power Solutions International, Inc.*	2	129
Navigator Holdings Ltd.	9	127
NWPX Infrastructure Inc*	3	123
Columbus McKinnon Corp.	8	122
Heartland Express, Inc.	14	121
Hyster-Yale, Inc.	3	119
LSI Industries, Inc.	7	119
Teekay Corporation Ltd.	14	115
Bowman Consulting Group Ltd.*	4	115

148 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Centuri Holdings, Inc.*	5	$112
Costamare, Inc.	12	109
LSB Industries, Inc.*	14	109
Clearwater Paper Corp.*	4	109
Manitowoc Company, Inc.*	9	108
Aspen Aerogels, Inc.*	18	107
Amprius Technologies, Inc.*	25	105
Smith & Wesson Brands, Inc.	12	104
National Presto Industries, Inc.	1	98
Olympic Steel, Inc.	3	98
CryoPort, Inc.*	13	97
Covenant Logistics Group, Inc. — Class A	4	96
Eastman Kodak Co.*	17	96
Eve Holding, Inc.*	14	96
Standard BioTools, Inc.*	80	96
Mesa Laboratories, Inc.	1	94
Orion Group Holdings, Inc.*	10	91
JELD-WEN Holding, Inc.*	23	90
Titan America S.A.	7	87
Ardmore Shipping Corp.	9	86
Luxfer Holdings plc	7	85
Latham Group, Inc.*	12	77
Neonode, Inc.*	3	77
MicroVision, Inc.*	66	75
Park Aerospace Corp.	5	74
NVE Corp.	1	74
Greif, Inc. — Class B	1	69
Lightbridge Corp.*	5	67
L B Foster Co. — Class A*	3	66
KULR Technology Group, Inc.*	9	64
Mayville Engineering Company, Inc.*	4	64
Tredegar Corp.*	7	62
Kopin Corp.*	40	61
Palladyne AI Corp.*	7	61
Karat Packaging, Inc.	2	56
Turtle Beach Corp.*	4	55
Radiant Logistics, Inc.*	9	55
Safe Bulkers, Inc.	15	54
AerSale Corp.*	9	54
Pure Cycle Corp.*	5	54
Park-Ohio Holdings Corp.	3	54
Perma-Fix Environmental Services, Inc.*	5	53
Universal Logistics Holdings, Inc.	2	51
908 Devices, Inc.*	7	50
Arq, Inc.*	9	48
Ranpak Holdings Corp.*	13	46
Himalaya Shipping Ltd.	8	46
Eastern Co.	2	46
Sight Sciences, Inc.*	11	45
Pro-DEX, Inc.*	1	44
Proficient Auto Logistics, Inc.*	6	44
M-Tron Industries, Inc.*	1	42
Gencor Industries, Inc.*	3	42
Pangaea Logistics Solutions Ltd.	8	38
Richtech Robotics, Inc. — Class B*	19	37
Concrete Pumping Holdings, Inc.	6	37
Smith-Midland Corp.*	1	34
Core Molding Technologies, Inc.*	2	33
Omega Flex, Inc.	1	32
Mistras Group, Inc.*	4	32
Outdoor Holding Co.*	24	31
Energy Services of America Corp.	3	30
AirJoule Technologies Corp.*	6	28
PAMT CORP*	2	26
Ascent Industries Co.*	2	25
Net Power, Inc.*	9	22
Costamare Bulkers Holdings Ltd.*	2	17
SKYX Platforms Corp.*	16	17
NL Industries, Inc.	2	13
Southland Holdings, Inc.*	3	13
Total Industrial		114,818

Consumer, Cyclical - 3.0%
Brinker International, Inc.*	12	2,164
Taylor Morrison Home Corp. — Class A*	27	1,658
FirstCash Holdings, Inc.	11	1,487
Shake Shack, Inc. — Class A*	10	1,406
Group 1 Automotive, Inc.	3	1,310
Meritage Homes Corp.	19	1,272
Urban Outfitters, Inc.*	17	1,233
Boot Barn Holdings, Inc.*	8	1,216
Asbury Automotive Group, Inc.*	5	1,193
SkyWest, Inc.*	11	1,133
Life Time Group Holdings, Inc.*	37	1,122
GMS, Inc.*	10	1,088
Installed Building Products, Inc.	6	1,082
Abercrombie & Fitch Co. — Class A*	13	1,077
KB Home	19	1,007
Kontoor Brands, Inc.	15	990
Champion Homes, Inc.*	15	939
Resideo Technologies, Inc.*	40	882
Rush Enterprises, Inc. — Class A	17	876
Cinemark Holdings, Inc.	29	875
Signet Jewelers Ltd.	11	875
Cavco Industries, Inc.*	2	869
Dorman Products, Inc.*	7	859
Patrick Industries, Inc.	9	830
Academy Sports & Outdoors, Inc.	18	807
Six Flags Entertainment Corp.*	26	791
M/I Homes, Inc.*	7	785
Tri Pointe Homes, Inc.*	24	767
UniFirst Corp.	4	753
Cheesecake Factory, Inc.	12	752
Advance Auto Parts, Inc.	16	744
PriceSmart, Inc.	7	735
Goodyear Tire & Rubber Co.*	70	726
OPENLANE, Inc.*	29	709
Peloton Interactive, Inc. — Class A*	99	687
Red Rock Resorts, Inc. — Class A	13	676
REV Group, Inc.	14	666
Hilton Grand Vacations, Inc.*	16	665
VSE Corp.	5	655
Visteon Corp.*	7	653

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 149

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Marriott Vacations Worldwide Corp.	9	$651
LCI Industries	7	638
Genius Sports Ltd.*	60	624
Dana, Inc.	36	617
HNI Corp.	12	590
Acushnet Holdings Corp.	8	583
Warby Parker, Inc. — Class A*	26	570
Polaris, Inc.	14	569
Green Brick Partners, Inc.*	9	566
Foot Locker, Inc.*	23	564
Atlanta Braves Holdings, Inc. — Class C*	12	561
Capri Holdings Ltd.*	31	549
OneSpaWorld Holdings Ltd.	26	530
Phinia, Inc.	11	489
National Vision Holdings, Inc.*	21	483
International Game Technology plc	30	474
Super Group SGHC Ltd.	43	472
Steven Madden Ltd.	19	456
Adient plc*	23	448
Papa John’s International, Inc.	9	440
Madison Square Garden Entertainment Corp.*	11	440
Hanesbrands, Inc.*	95	435
American Eagle Outfitters, Inc.	44	423
Sweetgreen, Inc. — Class A*	28	417
La-Z-Boy, Inc.	11	409
Wolverine World Wide, Inc.	22	398
Century Communities, Inc.	7	394
Blue Bird Corp.*	9	389
Winmark Corp.	1	378
JetBlue Airways Corp.*	87	368
Cracker Barrel Old Country Store, Inc.	6	367
Buckle, Inc.	8	363
AMC Entertainment Holdings, Inc. — Class A*	117	363
Rush Street Interactive, Inc.*	24	358
Garrett Motion, Inc.	34	357
MillerKnoll, Inc.	18	350
Sonos, Inc.*	32	346
IMAX Corp.*	12	336
Interface, Inc. — Class A	16	335
Victoria’s Secret & Co.*	18	333
United Parks & Resorts, Inc.*	7	330
Everi Holdings, Inc.*	23	328
Leggett & Platt, Inc.	36	321
Sonic Automotive, Inc. — Class A	4	320
MRC Global, Inc.*	23	315
Sabre Corp.*	98	310
LGI Homes, Inc.*	6	309
Aeva Technologies, Inc.*	8	302
Lionsgate Studios Corp.*	52	302
Carter’s, Inc.	10	301
Topgolf Callaway Brands Corp.*	36	290
Fox Factory Holding Corp.*	11	285
Camping World Holdings, Inc. — Class A	16	275
BJ’s Restaurants, Inc.*	6	268
Monarch Casino & Resort, Inc.	3	259
ScanSource, Inc.*	6	251
Sally Beauty Holdings, Inc.*	27	250
G-III Apparel Group Ltd.*	11	246
Kohl’s Corp.	29	246
Steelcase, Inc. — Class A	23	240
Gentherm, Inc.*	8	226
Allegiant Travel Co. — Class A*	4	220
XPEL, Inc.*	6	215
Dave & Buster’s Entertainment, Inc.*	7	211
Winnebago Industries, Inc.	7	203
Dream Finders Homes, Inc. — Class A*	8	201
Bloomin’ Brands, Inc.	23	198
PC Connection, Inc.	3	197
Microvast Holdings, Inc.*	53	192
indie Semiconductor, Inc. — Class A*,1	52	185
Standard Motor Products, Inc.	6	184
ThredUp, Inc. — Class A*	24	180
Beazer Homes USA, Inc.*	8	179
Douglas Dynamics, Inc.	6	177
Accel Entertainment, Inc.*	15	177
First Watch Restaurant Group, Inc.*	11	176
Portillo’s, Inc. — Class A*	15	175
Pursuit Attractions and Hospitality, Inc.*	6	173
Kura Sushi USA, Inc. — Class A*	2	172
Ethan Allen Interiors, Inc.	6	167
Daktronics, Inc.*	11	166
Sun Country Airlines Holdings, Inc.*	14	164
Oxford Industries, Inc.	4	161
Global Business Travel Group I*	25	158
Malibu Boats, Inc. — Class A*	5	157
Build-A-Bear Workshop, Inc. — Class A	3	155
BlueLinx Holdings, Inc.*	2	149
Golden Entertainment, Inc.	5	147
Ermenegildo Zegna N.V.	17	145
Titan International, Inc.*	13	134
Miller Industries, Inc.	3	133
ODP Corp.*	7	127
American Axle & Manufacturing Holdings, Inc.*	31	127
MarineMax, Inc.*	5	126
EVgo, Inc.*	34	124
Arhaus, Inc.*	14	121
Titan Machinery, Inc.*	6	119
Wabash National Corp.	11	117
Lindblad Expeditions Holdings, Inc.*	10	117
Shyft Group, Inc.	9	113
America’s Car-Mart, Inc.*	2	112
A-Mark Precious Metals, Inc.	5	111
Caleres, Inc.	9	110
Global Industrial Co.	4	108
Cooper-Standard Holdings, Inc.*	5	108
Rush Enterprises, Inc. — Class B	2	105
Hovnanian Enterprises, Inc. — Class A*	1	105
Nu Skin Enterprises, Inc. — Class A	13	104
Marcus Corp.	6	101

150 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Forestar Group, Inc.*	5	$100
Atlanta Braves Holdings, Inc. — Class A*	2	99
Dine Brands Global, Inc.	4	97
Xperi, Inc.*	12	95
Shoe Carnival, Inc.	5	94
Clean Energy Fuels Corp.*	47	92
Arko Corp.	21	89
Jack in the Box, Inc.*	5	87
Potbelly Corp.*	7	86
Methode Electronics, Inc.	9	86
Solid Power, Inc.*	39	86
Frontier Group Holdings, Inc.*	23	83
Haverty Furniture Companies, Inc.	4	81
Hudson Technologies, Inc.*	10	81
El Pollo Loco Holdings, Inc.*	7	77
RCI Hospitality Holdings, Inc.	2	76
MasterCraft Boat Holdings, Inc.*	4	74
Lovesac Co.*	4	73
Weyco Group, Inc.	2	66
Strattec Security Corp.*	1	62
Savers Value Village, Inc.*	6	61
Krispy Kreme, Inc.*,1	21	61
Movado Group, Inc.	4	61
Petco Health & Wellness Company, Inc.*	21	59
Genesco, Inc.*	3	59
Denny’s Corp.*	14	57
Motorcar Parts of America, Inc.*	5	56
Zumiez, Inc.*	4	53
Xponential Fitness, Inc. — Class A*	7	52
Tile Shop Holdings, Inc.*	8	51
Starz Entertainment Corp.*	3	48
Barnes & Noble Education, Inc.*	4	47
Hyliion Holdings Corp.*	35	46
Livewire Group, Inc.*	10	46
Webtoon Entertainment, Inc.*,1	5	45
Rocky Brands, Inc.	2	44
Funko, Inc. — Class A*	9	43
Escalade, Inc.	3	42
JAKKS Pacific, Inc.	2	41
Sleep Number Corp.*	6	41
OneWater Marine, Inc. — Class A*	3	40
Reservoir Media, Inc.*	5	38
Flexsteel Industries, Inc.	1	36
Hamilton Beach Brands Holding Co. — Class A	2	36
Citi Trends, Inc.*	1	33
Holley, Inc.*	16	32
Luminar Technologies, Inc.*	11	32
American Outdoor Brands, Inc.*	3	31
Superior Group of Companies, Inc.	3	31
Bassett Furniture Industries, Inc.	2	30
Johnson Outdoors, Inc. — Class A	1	30
J Jill, Inc.	2	29
Clarus Corp.	8	28
Lakeland Industries, Inc.	2	27
Virco Mfg. Corp.	3	24
EVI Industries, Inc.	1	22
Designer Brands, Inc. — Class A1	9	21
Spirit Aviation Holdings, Inc.*	4	20
Bally’s Corp.*	2	19
Torrid Holdings, Inc.*,1	6	18
Marine Products Corp.	2	17
Traeger, Inc.*	9	15
Envela Corp.*	2	12
Total Consumer, Cyclical		74,045

Technology - 2.8%
IonQ, Inc.*	64	2,750
CommVault Systems, Inc.*	12	2,092
Rambus, Inc.*	29	1,857
Varonis Systems, Inc.*	30	1,522
Clearwater Analytics Holdings, Inc. — Class A*	66	1,447
Qualys, Inc.*	10	1,429
SPS Commerce, Inc.*	10	1,361
Silicon Laboratories, Inc.*	9	1,326
Box, Inc. — Class A*	38	1,298
ACI Worldwide, Inc.*	28	1,286
SiTime Corp.*	6	1,278
D-Wave Quantum, Inc.*,1	77	1,127
Tenable Holdings, Inc.*	32	1,081
SoundHound AI, Inc. — Class A*,1	99	1,062
Maximus, Inc.	15	1,053
Semtech Corp.*	23	1,038
Waystar Holding Corp.*	25	1,022
Insight Enterprises, Inc.*	7	967
Workiva, Inc.*	14	958
Rigetti Computing, Inc.*,1	76	901
Power Integrations, Inc.	15	839
Freshworks, Inc. — Class A*	55	820
C3.ai, Inc. — Class A*	33	811
Agilysys, Inc.*	7	803
BlackLine, Inc.*	14	793
Zeta Global Holdings Corp. — Class A*	51	790
Impinj, Inc.*	7	777
Intapp, Inc.*	15	774
Progress Software Corp.	12	766
PAR Technology Corp.*	11	763
ACV Auctions, Inc. — Class A*	45	730
Ambarella, Inc.*	11	727
FormFactor, Inc.*	21	723
WNS Holdings Ltd.*	11	696
AvePoint, Inc.*	36	695
Synaptics, Inc.*	10	648
Blackbaud, Inc.*	10	642
Clear Secure, Inc. — Class A	23	639
Diodes, Inc.*	12	635
Axcelis Technologies, Inc.*	9	627
Vertex, Inc. — Class A*	17	601
ASGN, Inc.*	12	599
Quantum Computing, Inc.*	31	594
Braze, Inc. — Class A*	21	590
NCR Atleos Corp.*	20	571

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 151

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
LiveRamp Holdings, Inc.*	17	$562
Five9, Inc.*	21	556
Alkami Technology, Inc.*	18	543
Pitney Bowes, Inc.	49	534
BigBear.ai Holdings, Inc.*	78	530
DigitalOcean Holdings, Inc.*	17	486
Kulicke & Soffa Industries, Inc.	14	484
Alignment Healthcare, Inc.*	34	476
NetScout Systems, Inc.*	19	471
CSG Systems International, Inc.	7	457
AvidXchange Holdings, Inc.*	46	450
NCR Voyix Corp.*	37	434
Donnelley Financial Solutions, Inc.*	7	432
Phreesia, Inc.*	15	427
Adeia, Inc.	29	410
Innodata, Inc.*	8	410
Rapid7, Inc.*	17	393
Diebold Nixdorf, Inc.*	7	388
NextNav, Inc.*	24	365
ACM Research, Inc. — Class A*	14	363
Evolent Health, Inc. — Class A*	32	360
Planet Labs PBC*	58	354
PagerDuty, Inc.*	23	351
Digi International, Inc.*	10	349
Ouster, Inc.*	14	339
Asana, Inc. — Class A*	25	338
Verint Systems, Inc.*	17	334
Appian Corp. — Class A*	11	328
Photronics, Inc.*	17	320
MaxLinear, Inc. — Class A*	22	313
Veeco Instruments, Inc.*	15	305
Schrodinger Incorporated/United States*	15	302
Sprout Social, Inc. — Class A*	14	293
Amplitude, Inc. — Class A*	23	285
Penguin Solutions, Inc.*	14	277
Olo, Inc. — Class A*	31	276
Ultra Clean Holdings, Inc.*	12	271
Fastly, Inc. — Class A*	37	261
Life360, Inc.*,1	4	261
Porch Group, Inc.*	22	259
V2X, Inc.*	5	243
Yext, Inc.*	28	238
Navitas Semiconductor Corp.*	36	236
Pagaya Technologies Ltd. — Class A*	11	235
Sapiens International Corporation N.V.	8	234
Cohu, Inc.*	12	231
Grid Dynamics Holdings, Inc.*	18	208
PDF Solutions, Inc.*	9	192
PROS Holdings, Inc.*	12	188
Blend Labs, Inc. — Class A*	56	185
Alpha & Omega Semiconductor Ltd.*	7	180
Jamf Holding Corp.*	18	171
Vimeo, Inc.*	42	170
Xerox Holdings Corp.[1]	32	169
OneSpan, Inc.	10	167
Integral Ad Science Holding Corp.*	20	166
I3 Verticals, Inc. — Class A*	6	165
Digital Turbine, Inc.*	27	159
E2open Parent Holdings, Inc.*	49	158
N-able, Inc.*	19	154
Cantaloupe, Inc.*	14	154
Red Violet, Inc.	3	148
Ibotta, Inc. — Class A*	4	146
MeridianLink, Inc.*	9	146
GigaCloud Technology, Inc. — Class A*,1	7	138
PlayAGS, Inc.*	11	137
PubMatic, Inc. — Class A*	11	137
Weave Communications, Inc.*	16	133
CEVA, Inc.*	6	132
Domo, Inc. — Class B*	9	126
Nutex Health, Inc.*	1	125
Corsair Gaming, Inc.*	13	123
Cerence, Inc.*	12	123
Mitek Systems, Inc.*	12	119
Consensus Cloud Solutions, Inc.*	5	115
Bandwidth, Inc. — Class A*	7	111
SEMrush Holdings, Inc. — Class A*	12	109
Climb Global Solutions, Inc.	1	107
Conduent, Inc.*	40	106
VTEX — Class A*	16	106
Aehr Test Systems*	8	103
Outset Medical, Inc.*	5	96
Talkspace, Inc.*	33	92
Claritev Corp.*	2	90
BigCommerce Holdings, Inc.*	18	90
IBEX Holdings Ltd.*	3	87
Vishay Precision Group, Inc.*	3	84
Unisys Corp.*	18	81
Cricut, Inc. — Class A	12	81
Arteris, Inc.*	8	76
Rezolve AI plc*	24	74
Playtika Holding Corp.	15	71
TruBridge, Inc.*	3	70
Simulations Plus, Inc.	4	70
SkyWater Technology, Inc.*	7	69
8x8, Inc.*	35	69
Asure Software, Inc.*	7	68
Health Catalyst, Inc.*	18	68
Immersion Corp.	8	63
ReposiTrak, Inc.	3	59
CoreCard Corp.*	2	58
Inspired Entertainment, Inc.*	7	57
ON24, Inc.*	10	54
3D Systems Corp.*	35	54
Viant Technology, Inc. — Class A*	4	53
Digimarc Corp.*	4	53
Vuzix Corp.*	17	50
Aeluma, Inc.*	3	49
Rimini Street, Inc.*	13	49
Telos Corp.*	15	47
Kaltura, Inc.*	22	44
EverCommerce, Inc.*	4	42

152 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Expensify, Inc. — Class A*	16	$41
Faraday Future Intelligent Electric, Inc.*	24	40
Atomera, Inc.*	8	40
Definitive Healthcare Corp.*	10	39
Playstudios, Inc.*	24	31
eGain Corp.*	5	31
Airship AI Holdings, Inc.*	5	29
Richardson Electronics Ltd.	3	29
Rackspace Technology, Inc.*	22	28
CS Disco, Inc.*	6	26
CSP, Inc.	2	26
Teads Holding Co.*	10	25
TTEC Holdings, Inc.*	5	24
WM Technology, Inc.*	23	21
Synchronoss Technologies, Inc.*	3	21
Wolfspeed, Inc.*	42	17
Skillsoft Corp.*	1	16
Silvaco Group, Inc.*	2	9
Golden Matrix Group, Inc.*	4	7
Zspace, Inc.*	1	3
Total Technology		68,919

Communications - 1.3%
Credo Technology Group Holding Ltd.*	40	3,627
Hims & Hers Health, Inc.*,1	51	2,542
Q2 Holdings, Inc.*	17	1,591
InterDigital, Inc.	7	1,570
Lumen Technologies, Inc.*	257	1,126
EchoStar Corp. — Class A*	36	997
Telephone & Data Systems, Inc.	26	925
Magnite, Inc.*	38	917
Calix, Inc.*	16	851
Cargurus, Inc.*	22	736
TEGNA, Inc.	43	721
Extreme Networks, Inc.*	35	628
Viavi Solutions, Inc.*	60	604
Yelp, Inc. — Class A*	17	583
Cogent Communications Holdings, Inc.	12	578
ePlus, Inc.*	7	505
Applied Digital Corp.*	48	483
DigitalBridge Group, Inc.	46	476
CommScope Holding Company, Inc.*	57	472
Upwork, Inc.*	33	444
Viasat, Inc.*	30	438
TripAdvisor, Inc.*	31	405
A10 Networks, Inc.	20	387
fuboTV, Inc.*	90	347
Ziff Davis, Inc.*	11	333
Globalstar, Inc.*	13	306
Sphere Entertainment Co.*	7	293
Couchbase, Inc.*	12	293
Harmonic, Inc.*	30	284
IDT Corp. — Class B	4	273
Gogo, Inc.*	18	264
Sprinklr, Inc. — Class A*	30	254
QuinStreet, Inc.*	15	241
Groupon, Inc.*	7	234
Revolve Group, Inc.*	11	221
Liberty Latin America Ltd. — Class C*	34	211
Grindr, Inc.*	9	204
NETGEAR, Inc.*	7	204
HealthStream, Inc.	7	194
Shenandoah Telecommunications Co.	14	191
Cars.com, Inc.*	16	190
Rumble, Inc.*	21	189
Angi, Inc.*	12	183
ADTRAN Holdings, Inc.*	20	180
EverQuote, Inc. — Class A*	7	169
BlackSky Technology, Inc.*	8	165
Preformed Line Products Co.	1	160
Altice USA, Inc. — Class A*	70	150
Serve Robotics, Inc.*	13	149
Powerfleet Incorporated NJ*	33	142
Liquidity Services, Inc.*	6	142
Stagwell, Inc.*	31	140
Sinclair, Inc.	10	138
LifeMD, Inc.*	10	136
Gannett Company, Inc.*	38	136
Cable One, Inc.*	1	136
Figs, Inc. — Class A*	24	135
Bumble, Inc. — Class A*	20	132
Clearfield, Inc.*	3	130
Scholastic Corp.	6	126
RealReal, Inc.*	26	125
Thryv Holdings, Inc.*	10	121
Shutterstock, Inc.[1]	6	114
Gray Media, Inc.	24	109
Stitch Fix, Inc. — Class A*	29	107
Nexxen International Ltd.*	10	104
Beyond, Inc.*	15	103
Ribbon Communications, Inc.*	25	100
MediaAlpha, Inc. — Class A*	9	99
Nextdoor Holdings, Inc.*	57	95
Ooma, Inc.*	7	90
Spok Holdings, Inc.	5	88
Boston Omaha Corp. — Class A*	6	84
National CineMedia, Inc.	17	82
Backblaze, Inc. — Class A*	14	77
Anterix, Inc.*	3	77
Aviat Networks, Inc.*	3	72
Satellogic, Inc. — Class A*	19	69
OptimizeRx Corp.*	5	67
WideOpenWest, Inc.*	14	57
AMC Networks, Inc. — Class A*	9	56
iHeartMedia, Inc. — Class A*	32	56
TechTarget, Inc.*	7	55
Open Lending Corp. — Class A*	28	54
Eventbrite, Inc. — Class A*	20	53
CuriosityStream, Inc.	9	51
EW Scripps Co. — Class A*	17	50
Getty Images Holdings, Inc.*	30	50
Liberty Latin America Ltd. — Class A*	8	49
ATN International, Inc.	3	49

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 153

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Gambling.com Group Ltd.*	4	$48
BK Technologies Corp.*	1	47
Frequency Electronics, Inc.	2	46
Entravision Communications Corp. — Class A	17	39
Tucows, Inc. — Class A*	2	39
Advantage Solutions, Inc.*	25	33
Lands’ End, Inc.*	3	32
Vivid Seats, Inc. — Class A*	18	30
Newsmax, Inc.*	2	30
1-800-Flowers.com, Inc. — Class A*,1	6	29
Nerdy, Inc.*	16	26
Triller Group, Inc.*	28	26
BARK, Inc.*	29	25
Travelzoo*	2	25
Inseego Corp.*	3	25
Crexendo, Inc.*	4	24
AudioEye, Inc.*	2	23
Gaia, Inc.*	5	22
Arena Group Holdings, Inc.*	3	19
Total Communications		31,932

Energy - 1.2%
ChampionX Corp.	52	1,292
CNX Resources Corp.*	38	1,280
Magnolia Oil & Gas Corp. — Class A	50	1,124
Archrock, Inc.	44	1,092
Core Natural Resources, Inc.	14	976
Noble Corporation plc	34	903
California Resources Corp.	18	822
Murphy Oil Corp.	36	810
Gulfport Energy Corp.*	4	805
SM Energy Co.	31	766
Valaris Ltd.*	17	716
Northern Oil & Gas, Inc.	25	709
Tidewater, Inc.*	14	646
Warrior Met Coal, Inc.	14	642
Patterson-UTI Energy, Inc.	95	563
Comstock Resources, Inc.*	20	553
Kinetik Holdings, Inc. — Class A	12	529
Transocean Ltd.*	200	518
Oceaneering International, Inc.*	25	518
Kodiak Gas Services, Inc.	15	514
PBF Energy, Inc. — Class A	23	498
Liberty Energy, Inc. — Class A	42	482
Sunrun, Inc.*	56	458
Seadrill Ltd.*	17	446
Peabody Energy Corp.	33	443
DNOW, Inc.*	29	430
Crescent Energy Co. — Class A	48	413
Sable Offshore Corp.*	18	396
Helmerich & Payne, Inc.	26	394
Sitio Royalties Corp. — Class A	21	386
Par Pacific Holdings, Inc.*	14	371
Plug Power, Inc.*,1	246	367
Delek US Holdings, Inc.	16	339
Alpha Metallurgical Resources, Inc.*	3	337
NextDecade Corp.*	36	321
Eos Energy Enterprises, Inc.*	60	307
Solaris Energy Infrastructure, Inc. — Class A	10	283
Atlas Energy Solutions, Inc.[1]	21	281
Talos Energy, Inc.*	32	271
Bristow Group, Inc.*	8	264
Helix Energy Solutions Group, Inc.*	39	243
Array Technologies, Inc.*,1	41	242
Expro Group Holdings N.V.*	28	241
Kosmos Energy Ltd.*	128	220
Diversified Energy Company plc	15	220
Select Water Solutions, Inc. — Class A	25	216
CVR Energy, Inc.*	8	215
SunCoke Energy, Inc.	23	198
REX American Resources Corp.*	4	195
Shoals Technologies Group, Inc. — Class A*	45	191
Aris Water Solutions, Inc. — Class A	8	189
NPK International, Inc.*	22	187
Vitesse Energy, Inc.	8	177
Excelerate Energy, Inc. — Class A	6	176
Innovex International, Inc.*	10	156
Core Laboratories, Inc.	13	150
New Fortress Energy, Inc.*	45	149
Fluence Energy, Inc.*	20	134
Ramaco Resources, Inc. — Class A	10	131
ProPetro Holding Corp.*	22	131
Vital Energy, Inc.*,1	8	129
Hallador Energy Co.*	8	127
BKV Corp.*	5	121
TETRA Technologies, Inc.*	34	114
RPC, Inc.	24	114
Nabors Industries Ltd.*	4	112
ASP Isotopes, Inc.*	15	110
Borr Drilling Ltd.*	60	110
SandRidge Energy, Inc.	10	108
Riley Exploration Permian, Inc.	4	105
Green Plains, Inc.*	17	103
VAALCO Energy, Inc.	28	101
National Energy Services Reunited Corp.*	16	96
Granite Ridge Resources, Inc.	15	95
Matrix Service Co.*	7	95
Flowco Holdings, Inc. — Class A	5	89
Oil States International, Inc.*	16	86
Gevo, Inc.*	62	82
Natural Gas Services Group, Inc.*	3	77
Summit Midstream Corp.*	3	73
Infinity Natural Resources, Inc. — Class A*	4	73
Kolibri Global Energy, Inc.*	9	62
Ranger Energy Services, Inc. — Class A	5	60
Flotek Industries, Inc.*	4	59
Forum Energy Technologies, Inc.*	3	58
Berry Corp.	21	58
HighPeak Energy, Inc.[1]	5	49
W&T Offshore, Inc.	27	45
NACCO Industries, Inc. — Class A	1	44

154 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
DMC Global, Inc.*	5	$40
Montauk Renewables, Inc.*	18	40
Evolution Petroleum Corp.	8	38
Epsilon Energy Ltd.	5	37
T1 Energy, Inc.*	30	37
SEACOR Marine Holdings, Inc.*	6	31
Complete Solaria, Inc.*	16	29
FutureFuel Corp.	7	27
ProFrac Holding Corp. — Class A*,1	3	23
Empire Petroleum Corp.*	4	21
Mammoth Energy Services, Inc.*	7	20
Prairie Operating Co.*	6	18
OPAL Fuels, Inc. — Class A*	6	15
NextNRG, Inc.*	5	14
Verde Clean Fuels, Inc.*	1	3
Total Energy		29,974

Basic Materials - 0.9%
Coeur Mining, Inc.*	172	1,524
Commercial Metals Co.	31	1,516
Balchem Corp.	9	1,433
Cabot Corp.	15	1,125
Sensient Technologies Corp.	11	1,084
Hecla Mining Co.	161	964
HB Fuller Co.	15	902
Avient Corp.	25	808
Uranium Energy Corp.*	114	775
Centrus Energy Corp. — Class A*	4	733
Hawkins, Inc.	5	711
SSR Mining, Inc.*	55	701
Innospec, Inc.	7	589
Perimeter Solutions, Inc.*	37	515
Constellium SE*	38	505
Minerals Technologies, Inc.	9	496
Chemours Co.	41	470
Sylvamo Corp.	9	451
Quaker Chemical Corp.	4	448
Ingevity Corp.*	10	431
Rogers Corp.*	5	342
Stepan Co.	6	328
Energy Fuels, Inc.*	56	322
Kaiser Aluminum Corp.	4	319
United States Lime & Minerals, Inc.	3	299
Calumet, Inc.*	19	299
Novagold Resources, Inc.*	67	274
Century Aluminum Co.*	14	252
Ecovyst, Inc.*	29	239
MAC Copper Ltd. — Class A*	19	230
Ivanhoe Electric Incorporated / US*	23	209
Radius Recycling, Inc. — Class A	7	208
Compass Minerals International, Inc.*	9	181
Oil-Dri Corporation of America	3	177
AdvanSix, Inc.	7	166
Tronox Holdings plc — Class A	32	162
Koppers Holdings, Inc.	5	161
Orion S.A.	15	157
Perpetua Resources Corp.*	12	146
Encore Energy Corp.*	50	143
Ferroglobe plc	32	117
Magnera Corp.*	9	109
Intrepid Potash, Inc.*	3	107
Mativ Holdings, Inc.	15	102
Dakota Gold Corp.*	23	85
Caledonia Mining Corporation plc	4	77
Rayonier Advanced Materials, Inc.*	17	65
US Antimony Corp.*	25	54
Codexis, Inc.*	22	54
Idaho Strategic Resources, Inc.*	3	39
Contango ORE, Inc.*	2	39
Kronos Worldwide, Inc.	6	37
US Gold Corp.*	3	37
American Battery Technology Co.*	22	36
Piedmont Lithium, Inc.*	6	35
Vox Royalty Corp.	11	35
Friedman Industries, Inc.	2	33
NioCorp Developments Ltd.*	14	33
Critical Metals Corp.*	9	32
Lifezone Metals Ltd.*	7	29
Trinseo plc	9	28
American Vanguard Corp.	7	27
Valhi, Inc.	1	16
Total Basic Materials		22,021

Utilities - 0.9%
Oklo, Inc.*	28	1,568
TXNM Energy, Inc.	25	1,408
Ormat Technologies, Inc.	16	1,340
Brookfield Infrastructure Corp. — Class A	32	1,331
Southwest Gas Holdings, Inc.	17	1,265
Portland General Electric Co.	30	1,219
New Jersey Resources Corp.	27	1,210
Spire, Inc.	16	1,168
ONE Gas, Inc.	16	1,150
Black Hills Corp.	20	1,122
ALLETE, Inc.	16	1,025
MGE Energy, Inc.	10	884
Northwestern Energy Group, Inc.	17	872
Avista Corp.	22	835
Otter Tail Corp.	10	771
American States Water Co.	10	767
California Water Service Group	16	728
Chesapeake Utilities Corp.	6	721
Hawaiian Electric Industries, Inc.*	47	500
H2O America	9	468
Northwest Natural Holding Co.	11	437
Middlesex Water Co.	5	271
Unitil Corp.	4	208
Genie Energy Ltd. — Class B	6	161
Ameresco, Inc. — Class A*	9	137
York Water Co.	4	126
Consolidated Water Company Ltd.	4	120
RGC Resources, Inc.	2	45

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 155

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Global Water Resources, Inc.	3	$30
Total Utilities		21,887

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	8	322

Total Common Stocks
(Cost $633,904)		684,193

WARRANTS†† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	1	—
Total Warrants
(Cost $—)		—

RIGHTS† - 0.0%
Communications - 0.0%
Gen Digital, Inc.
Expires 04/17/27*	2	16

Consumer, Non-cyclical - 0.0%
Sanofi SA
Expires 06/30/27*	15	—
Cartesian Therapeutics Inc.
Expires 07/31/25*	69	—
Tobira Therapeutics, Inc.
Expires 12/31/28*,†††	8	—
Novartis AG
Expires 12/31/29*,†††	35	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $22)		16

EXCHANGE-TRADED FUNDS***,† - 32.8%
Vanguard Russell 2000 ETF	4,679	408,103
iShares Russell 2000 Index ETF[1]	1,889	407,627
Total Exchange-Traded Funds
(Cost $827,474)		815,730

MUTUAL FUNDS† - 20.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	27,070	272,055
Guggenheim Strategy Fund II2	9,842	244,880
Total Mutual Funds
(Cost $508,808)		516,935

	Face Amount
FEDERAL AGENCY NOTES†† - 6.0%
Federal Farm Credit Bank
4.32% due 02/27/26	$150,000	149,902
Total Federal Agency Notes
(Cost $149,995)		149,902

U.S. TREASURY BILLS†† - 4.2%
U.S. Treasury Bills
3.94% due 07/08/25[3,4]	55,000	54,956
4.20% due 09/18/25[4,5]	50,000	49,537
Total U.S. Treasury Bills
(Cost $104,495)		104,493

REPURCHASE AGREEMENTS††,6 - 8.3%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[5]	111,776	111,776
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[5]	48,231	48,231
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[5]	46,573	46,573
Total Repurchase Agreements
(Cost $206,580)		206,580

	Shares
SECURITIES LENDING COLLATERAL†,7 - 13.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[8]	321,567	321,567
Total Securities Lending Collateral
(Cost $321,567)		321,567

Total Investments - 112.7%
(Cost $2,752,845)		$2,799,416
Other Assets & Liabilities, net - (12.7)%		(315,250)
Total Net Assets - 100.0%		$2,484,166

156 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	6	Sep 2025	$657,360	$21,910

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	09/25/25	277	$602,345	$10,760
Barclays Bank plc	Russell 2000 Index	Pay	5.14% (SOFR + 0.75%)	At Maturity	09/25/25	274	596,386	9,759
Goldman Sachs International	Russell 2000 Index	Pay	4.68% (Federal Funds Rate + 0.35%)	At Maturity	09/24/25	186	404,711	2,572
							$1,603,442	$23,091

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 157

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$684,193	$—		$—	*	$684,193
Warrants	—	—	*	—		—
Rights	16	—		—	*	16
Exchange-Traded Funds	815,730	—		—		815,730
Mutual Funds	516,935	—		—		516,935
Federal Agency Notes	—	149,902		—		149,902
U.S. Treasury Bills	—	104,493		—		104,493
Repurchase Agreements	—	206,580		—		206,580
Securities Lending Collateral	321,567	—		—		321,567
Equity Futures Contracts**	21,910	—		—		21,910
Equity Index Swap Agreements**	—	23,091		—		23,091
Total Assets	$2,360,351	$484,066		$—		$2,844,417

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$244,585	$—	$—	$—	$295	$244,880	9,842	$6,549
Guggenheim Ultra Short Duration Fund — Institutional Class	380,753	—	(110,000)	2,015	(713)	272,055	27,070	7,162
	$625,338	$—	$(110,000)	$2,015	$(418)	$516,935		$13,711

158 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value - including $315,513 of securities loaned (cost $2,037,457)	$2,075,901
Investments in affiliated issuers, at value (cost $508,808)	516,935
Repurchase agreements, at value (cost $206,580)	206,580
Cash	13
Segregated cash with broker	6,852
Unrealized appreciation on OTC swap agreements	23,091
Receivables:
Dividends	2,635
Interest	2,257
Fund shares sold	1,982
Securities sold	1,381
Variation margin on futures contracts	720
Securities lending income	36
Total assets	2,838,383

Liabilities:
Payable for:
Return of securities lending collateral	321,567
Fund shares redeemed	21,326
Management fees	1,738
Transfer agent fees	1,188
Swap settlement	794
Investor service fees	498
Securities purchased	443
Portfolio accounting and administration fees	109
Trustees’ fees*	29
Miscellaneous	6,525
Total liabilities	354,217
Net assets	$2,484,166

Net assets consist of:
Paid in capital	$3,758,339
Total distributable earnings (loss)	(1,274,173)
Net assets	$2,484,166
Capital shares outstanding	34,485
Net asset value per share	$72.04

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $12)	$8,495
Dividends from securities of affiliated issuers	13,711
Interest	12,837
Income from securities lending, net	252
Total investment income	35,295

Expenses:
Management fees	12,089
Investor service fees	3,358
Transfer agent fees	3,935
Professional fees	2,589
Portfolio accounting and administration fees	2,082
Trustees’ fees*	206
Custodian fees	193
Miscellaneous	1,670
Total expenses	26,122
Less:
Expenses reimbursed by Adviser	(1,343)
Expenses waived by Adviser	(407)
Total waived/reimbursed expenses	(1,750)
Net expenses	24,372
Net investment income	10,923

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,049
Investments in affiliated issuers	2,015
Swap agreements	(216,246)
Futures contracts	(87,685)
Net realized loss	(299,867)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(62,328)
Investments in affiliated issuers	(418)
Swap agreements	42,669
Futures contracts	60,140
Net change in unrealized appreciation (depreciation)	40,063
Net realized and unrealized loss	(259,804)
Net decrease in net assets resulting from operations	$(248,881)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 159

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,923	$39,608
Net realized gain (loss) on investments	(299,867)	99,091
Net change in unrealized appreciation (depreciation) on investments	40,063	24,228
Net increase (decrease) in net assets resulting from operations	(248,881)	162,927

Distributions to shareholders	—	(42,928)

Capital share transactions:
Proceeds from sale of shares	1,816,529	6,228,214
Distributions reinvested	—	42,928
Cost of shares redeemed	(2,252,847)	(7,518,471)
Net decrease from capital share transactions	(436,318)	(1,247,329)
Net decrease in net assets	(685,199)	(1,127,330)

Net assets:
Beginning of period	3,169,365	4,296,695
End of period	$2,484,166	$3,169,365

Capital share activity:
Shares sold	24,604	83,141
Shares issued from reinvestment of distributions	—	561
Shares redeemed	(31,501)	(103,909)
Net decrease in shares	(6,897)	(20,207)

160 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$76.59	$69.76	$58.25	$87.53	$89.86	$77.94
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.85	.75	(.11)	(.96)	(.67)
Net gain (loss) on investments (realized and unrealized)	(4.83)	6.80	10.76	(29.17)	18.02	15.02
Total from investment operations	(4.55)	7.65	11.51	(29.28)	17.06	14.35
Less distributions from:
Net investment income	—	(.82)	—	—	(.07)	—
Net realized gains	—	—	—	—	(19.32)	(2.43)
Total distributions	—	(.82)	—	—	(19.39)	(2.43)
Net asset value, end of period	$72.04	$76.59	$69.76	$58.25	$87.53	$89.86

Total Return[c]	(5.94%)	10.95%	19.76%	(33.45%)	19.00%	20.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,484	$3,169	$4,297	$3,364	$7,985	$11,284
Ratios to average net assets:
Net investment income (loss)	0.81%	1.17%	1.22%	(0.17%)	(0.96%)	(1.01%)
Total expenses[d]	1.94%	1.87%	1.91%	1.87%	1.79%	1.92%
Net expenses[e]	1.81%	1.74%	1.81%	1.79%	1.71%	1.85%
Portfolio turnover rate	4%	7%	5%	88%	99%	148%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 161

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
RIGHTS††† - 0.0%

Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	7	$—
Total Rights
(Cost $—)		—

EXCHANGE-TRADED FUNDS***,† - 20.0%
Vanguard Russell 2000 ETF	2,308	201,304
iShares Russell 2000 Index ETF[1]	932	201,116
Total Exchange-Traded Funds
(Cost $408,358)		402,420

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 29.7%
Federal Home Loan Bank
4.15% due 07/10/25[2]	$300,000	299,689
Federal Farm Credit Bank
4.19% due 07/22/25[2]	300,000	299,266
Total Federal Agency Discount Notes
(Cost $598,955)		598,955

U.S. TREASURY BILLS†† - 5.0%
U.S. Treasury Bills
4.23% due 09/18/25[2,3]	50,000	49,537
4.20% due 09/18/25[2,3]	50,000	49,537
Total U.S. Treasury Bills
(Cost $99,074)		99,074

REPURCHASE AGREEMENTS††,4 - 42.6%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[3]	464,790	464,790
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[3]	200,557	200,557
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[3]	193,662	193,662
Total Repurchase Agreements
(Cost $859,009)		859,009

	Shares
SECURITIES LENDING COLLATERAL†,5 - 7.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[6]	141,680	141,680
Total Securities Lending Collateral
(Cost $141,680)		141,680

Total Investments - 104.3%
(Cost $2,107,076)		$2,101,138
Other Assets & Liabilities, net - (4.3)%		(86,136)
Total Net Assets - 100.0%		$2,015,002

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	1	Sep 2025	$109,560	$192

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	09/25/25	463	$1,007,331	$17,993
Barclays Bank plc	Russell 2000 Index	Pay	5.14% (SOFR + 0.75%)	At Maturity	09/25/25	459	997,868	16,932
Goldman Sachs International	Russell 2000 Index	Pay	4.68% (Federal Funds Rate + 0.35%)	At Maturity	09/24/25	678	1,474,455	9,371
							$3,479,654	$44,296

162 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[4]	Repurchase Agreements — See Note 6.
[5]	Securities lending collateral — See Note 7.
[6]	Rate indicated is the 7-day yield as of June 30, 2025.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	402,420	—	—		402,420
Federal Agency Discount Notes	—	598,955	—		598,955
U.S. Treasury Bills	—	99,074	—		99,074
Repurchase Agreements	—	859,009	—		859,009
Securities Lending Collateral	141,680	—	—		141,680
Equity Futures Contracts**	192	—	—		192
Equity Index Swap Agreements**	—	44,296	—		44,296
Total Assets	$544,292	$1,601,334	$—		$2,145,626

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 163

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $138,969 of securities loaned (cost $1,248,067)	$1,242,129
Repurchase agreements, at value (cost $859,009)	859,009
Segregated cash with broker	9,255
Unrealized appreciation on OTC swap agreements	44,296
Receivables:
Fund shares sold	24,999
Variation margin on futures contracts	120
Interest	104
Securities lending income	9
Total assets	2,179,921

Liabilities:
Payable for:
Return of securities lending collateral	141,680
Transfer agent fees	2,376
Management fees	1,351
Swap settlement	842
Investor service fees	375
Portfolio accounting and administration fees	83
Trustees’ fees*	82
Fund shares redeemed	26
Miscellaneous	18,104
Total liabilities	164,919
Net assets	$2,015,002

Net assets consist of:
Paid in capital	$6,627,824
Total distributable earnings (loss)	(4,612,822)
Net assets	$2,015,002
Capital shares outstanding	13,942
Net asset value per share	$144.53

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends	$2,113
Interest	136,000
Income from securities lending, net	61
Total investment income	138,174

Expenses:
Management fees	23,727
Investor service fees	6,591
Transfer agent fees	10,464
Portfolio accounting and administration fees	4,086
Professional fees	3,832
Trustees’ fees*	881
Custodian fees	436
Interest expense	217
Line of credit fees	36
Miscellaneous	1,141
Total expenses	51,411
Less:
Expenses reimbursed by Adviser	(2,636)
Net expenses	48,775
Net investment income	89,399

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	219
Swap agreements	(3,364,783)
Futures contracts	(455,808)
Net realized loss	(3,820,372)
Net change in unrealized appreciation (depreciation) on:
Investments	(10,254)
Swap agreements	681,968
Futures contracts	127,182
Net change in unrealized appreciation (depreciation)	798,896
Net realized and unrealized loss	(3,021,476)
Net decrease in net assets resulting from operations	$(2,932,077)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

164 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$89,399	$342,757
Net realized loss on investments	(3,820,372)	(1,258,942)
Net change in unrealized appreciation (depreciation) on investments	798,896	(964,072)
Net decrease in net assets resulting from operations	(2,932,077)	(1,880,257)

Distributions to shareholders	—	(312,091)

Capital share transactions:
Proceeds from sale of shares	13,866,371	129,503,893
Distributions reinvested	—	312,091
Cost of shares redeemed	(21,336,429)	(127,199,259)
Net increase (decrease) from capital share transactions	(7,470,058)	2,616,725
Net increase (decrease) in net assets	(10,402,135)	424,377

Net assets:
Beginning of period	12,417,137	11,992,760
End of period	$2,015,002	$12,417,137

Capital share activity:
Shares sold	99,902	838,048
Shares issued from reinvestment of distributions	—	1,899
Shares redeemed	(162,964)	(843,309)
Net decrease in shares	(63,062)	(3,362)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 165

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$161.25	$149.23	$122.48	$214.85	$273.59	$234.99
Income (loss) from investment operations:
Net investment income (loss)[b]	2.47	5.33	3.71	.58	(3.44)	(2.35)
Net gain (loss) on investments (realized and unrealized)	(19.19)	8.96 [f]	23.17	(92.95)	72.57	42.01
Total from investment operations	(16.72)	14.29	26.88	(92.37)	69.13	39.66
Less distributions from:
Net investment income	—	(.91)	(.13)	—	—	(1.06)
Net realized gains	—	(1.36)	—	—	(127.87)	—
Total distributions	—	(2.27)	(.13)	—	(127.87)	(1.06)
Net asset value, end of period	$144.53	$161.25	$149.23	$122.48	$214.85	$273.59

Total Return[c]	(10.37%)	9.55%	22.00%	(42.99%)	25.77%	17.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,015	$12,417	$11,993	$1,024	$2,521	$16,514
Ratios to average net assets:
Net investment income (loss)	3.39%	3.34%	2.83%	0.40%	(1.23%)	(1.23%)
Total expenses[d]	1.95%	1.97%	2.11%	1.88%	1.80%	1.92%
Net expenses[e]	1.85%	1.87%	2.04%	1.83%	1.74%	1.86%
Portfolio turnover rate	—	—	—	598%	701%	463%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

166 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 14.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,762	$67,962
Guggenheim Strategy Fund II1	2,575	64,060
Total Mutual Funds
(Cost $128,417)		132,022

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 17.0%
Federal Home Loan Bank
4.15% due 07/10/25[2]	$100,000	99,896
Freddie Mac
4.23% due 07/02/25[2]	50,000	49,994
Total Federal Agency Discount Notes
(Cost $149,890)		149,890

REPURCHASE AGREEMENTS††,3 - 66.5%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[4]	316,870	316,870
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[4]	136,729	136,729
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[4]	132,029	132,029
Total Repurchase Agreements
(Cost $585,628)		585,628

Total Investments - 98.4%
(Cost $863,935)		$867,540
Other Assets & Liabilities, net - 1.6%		13,684
Total Net Assets - 100.0%		$881,224

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	4.43% (Federal Funds Rate + 0.10%)	At Maturity	09/24/25	181	$393,875	$(2,502)
BNP Paribas	Russell 2000 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	09/25/25	91	197,345	(3,525)
Barclays Bank plc	Russell 2000 Index	Receive	4.74% (SOFR + 0.35%)	At Maturity	09/25/25	134	291,004	(5,198)
							$882,224	$(11,225)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 167

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
INVERSE RUSSELL 2000® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$132,022	$—	$—	$132,022
Federal Agency Discount Notes	—	149,890	—	149,890
Repurchase Agreements	—	585,628	—	585,628
Total Assets	$132,022	$735,518	$—	$867,540

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$11,225	$—	$11,225

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$63,983	$—	$—	$—	$77	$64,060	2,575	$1,713
Guggenheim Ultra Short Duration Fund — Institutional Class	67,691	—	—	—	271	67,962	6,762	1,477
	$131,674	$—	$—	$—	$348	$132,022		$3,190

168 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $149,890)	$149,890
Investments in affiliated issuers, at value (cost $128,417)	132,022
Repurchase agreements, at value (cost $585,628)	585,628
Segregated cash with broker	33,000
Receivables:
Dividends	505
Interest	72
Total assets	901,117

Liabilities:
Unrealized depreciation on OTC swap agreements	11,225
Payable for:
Fund shares redeemed	4,564
Swap settlement	648
Management fees	644
Transfer agent fees	378
Investor service fees	183
Portfolio accounting and administration fees	40
Trustees’ fees*	10
Miscellaneous	2,201
Total liabilities	19,893
Net assets	$881,224

Net assets consist of:
Paid in capital	$9,403,917
Total distributable earnings (loss)	(8,522,693)
Net assets	$881,224
Capital shares outstanding	6,309
Net asset value per share	$139.68

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$3,190
Interest	14,242
Total investment income	17,432

Expenses:
Management fees	3,507
Investor service fees	974
Transfer agent fees	1,177
Professional fees	1,104
Portfolio accounting and administration fees	604
Trustees’ fees*	65
Custodian fees	57
Miscellaneous	99
Total expenses	7,587
Less:
Expenses reimbursed by Adviser	(389)
Expenses waived by Adviser	(84)
Total waived/reimbursed expenses	(473)
Net expenses	7,114
Net investment income	10,318

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(83,142)
Net realized loss	(83,142)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(22)
Investments in affiliated issuers	348
Swap agreements	(14,838)
Net change in unrealized appreciation (depreciation)	(14,512)
Net realized and unrealized loss	(97,654)
Net decrease in net assets resulting from operations	$(87,336)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 169

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,318	$25,607
Net realized loss on investments	(83,142)	(101,513)
Net change in unrealized appreciation (depreciation) on investments	(14,512)	12,315
Net decrease in net assets resulting from operations	(87,336)	(63,591)

Distributions to shareholders	—	(37,982)

Capital share transactions:
Proceeds from sale of shares	4,080,518	7,481,280
Distributions reinvested	—	37,982
Cost of shares redeemed	(3,842,807)	(7,328,509)
Net increase from capital share transactions	237,711	190,753
Net increase in net assets	150,375	89,180

Net assets:
Beginning of period	730,849	641,669
End of period	$881,224	$730,849

Capital share activity*:
Shares sold	26,730	50,958
Shares issued from reinvestment of distributions	—	278
Shares redeemed	(25,776)	(49,971)
Net increase in shares	954	1,265

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

170 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a,h]	Year Ended December 31, 2024[h]	Year Ended December 31, 2023[h]	Year Ended December 31, 2022[h]	Year Ended December 31, 2021[h]	Year Ended December 31, 2020[h]
Per Share Data
Net asset value, beginning of period	$136.48	$156.87	$176.70	$150.59	$184.79	$269.08
Income (loss) from investment operations:
Net investment income (loss)[b]	1.92	5.20	5.55	(.45)	(1.95)	(2.85)
Net gain (loss) on investments (realized and unrealized)	1.28 [g]	(14.04)	(25.38)	26.56 [f]	(32.25)	(79.44)
Total from investment operations	3.20	(8.84)	(19.83)	26.11	(34.20)	(82.29)
Less distributions from:
Net investment income	—	(11.55)	—	—	—	(2.00)
Total distributions	—	(11.55)	—	—	—	(2.00)
Net asset value, end of period	$139.68	$136.48	$156.87	$176.70	$150.59	$184.79

Total Return[c]	2.34%	(5.64%)	(11.23%)	17.33%	(18.51%)	(30.81%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$881	$731	$642	$2,082	$344	$374
Ratios to average net assets:
Net investment income (loss)	2.65%	3.56%	3.22%	(0.27%)	(1.25%)	(1.05%)
Total expenses[d]	1.95%	1.85%	1.87%	1.88%	1.79%	1.93%
Net expenses[e]	1.83%	1.72%	1.79%	1.82%	1.71%	1.87%
Portfolio turnover rate	—	—	—	—	250%	275%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[h]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 171

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
NOVA FUND

	Shares	Value
COMMON STOCKS† - 71.5%

Technology - 22.8%
NVIDIA Corp.	12,302	$1,943,604
Microsoft Corp.	3,749	1,864,790
Apple, Inc.	7,534	1,545,751
Broadcom, Inc.	2,372	653,842
Oracle Corp.	820	179,277
Palantir Technologies, Inc. — Class A*	1,073	146,271
International Business Machines Corp.	469	138,252
Salesforce, Inc.	484	131,982
Advanced Micro Devices, Inc.*	818	116,074
Intuit, Inc.	141	111,056
ServiceNow, Inc.*	104	106,920
Texas Instruments, Inc.	458	95,090
Accenture plc — Class A	316	94,449
QUALCOMM, Inc.	553	88,071
Adobe, Inc.*	215	83,179
Applied Materials, Inc.	410	75,059
Micron Technology, Inc.	564	69,513
Crowdstrike Holdings, Inc. — Class A*	126	64,173
Lam Research Corp.	645	62,784
KLA Corp.	67	60,015
Analog Devices, Inc.	250	59,505
Intel Corp.*	2,200	49,280
Fiserv, Inc.*	280	48,275
Cadence Design Systems, Inc.*	138	42,525
Synopsys, Inc.*	78	39,989
Fortinet, Inc.*	320	33,830
Autodesk, Inc.*	108	33,434
Roper Technologies, Inc.	54	30,609
NXP Semiconductor N.V.	127	27,748
Workday, Inc. — Class A*	109	26,160
Paychex, Inc.	162	23,564
MSCI, Inc. — Class A	39	22,493
Fair Isaac Corp.*	12	21,936
Fidelity National Information Services, Inc.	265	21,574
Take-Two Interactive Software, Inc.*	85	20,642
Cognizant Technology Solutions Corp. — Class A	249	19,429
Microchip Technology, Inc.	271	19,070
Dell Technologies, Inc. — Class C	151	18,513
Electronic Arts, Inc.	115	18,365
Monolithic Power Systems, Inc.	24	17,553
Gartner, Inc.*	39	15,765
ANSYS, Inc.*	44	15,454
Seagate Technology Holdings plc	107	15,443
Broadridge Financial Solutions, Inc.	59	14,339
Hewlett Packard Enterprise Co.	663	13,558
Tyler Technologies, Inc.*	22	13,042
Super Micro Computer, Inc.*	259	12,694
HP, Inc.	476	11,643
Western Digital Corp.	176	11,262
ON Semiconductor Corp.*	211	11,058
NetApp, Inc.	103	10,975
PTC, Inc.*	61	10,513
Leidos Holdings, Inc.	65	10,254
Zebra Technologies Corp. — Class A*	26	8,017
Teradyne, Inc.	81	7,284
Jack Henry & Associates, Inc.	37	6,666
Akamai Technologies, Inc.*	74	5,902
Paycom Software, Inc.	25	5,785
Skyworks Solutions, Inc.	76	5,664
EPAM Systems, Inc.*	29	5,128
Dayforce, Inc.*	81	4,487
Total Technology		8,439,579

Communications - 11.5%
Amazon.com, Inc.*	4,766	1,045,613
Meta Platforms, Inc. — Class A	1,095	808,209
Alphabet, Inc. — Class A	2,936	517,411
Alphabet, Inc. — Class C	2,368	420,060
Netflix, Inc.*	215	287,913
Cisco Systems, Inc.	2,007	139,246
Walt Disney Co.	907	112,477
AT&T, Inc.	3,630	105,052
Uber Technologies, Inc.*	1,055	98,432
Booking Holdings, Inc.	16	92,628
Verizon Communications, Inc.	2,127	92,035
Palo Alto Networks, Inc.*	334	68,350
Comcast Corp. — Class A	1,879	67,062
T-Mobile US, Inc.	241	57,421
Arista Networks, Inc.*	520	53,201
DoorDash, Inc. — Class A*	173	42,646
Motorola Solutions, Inc.	84	35,319
Airbnb, Inc. — Class A*	218	28,850
Corning, Inc.	389	20,457
Charter Communications, Inc. — Class A*,1	48	19,623
eBay, Inc.	233	17,349
Warner Bros Discovery, Inc.*	1,136	13,019
GoDaddy, Inc. — Class A*	72	12,964
VeriSign, Inc.	41	11,841
CDW Corp.	66	11,787
Expedia Group, Inc.	61	10,289
F5, Inc.*	29	8,535
FactSet Research Systems, Inc.	19	8,498
Gen Digital, Inc.	275	8,085
Omnicom Group, Inc.	98	7,050
Juniper Networks, Inc.	167	6,668
Fox Corp. — Class A	108	6,052
News Corp. — Class A	190	5,647
Interpublic Group of Companies, Inc.	187	4,578
Paramount Global — Class B	304	3,922
Match Group, Inc.	124	3,830
Fox Corp. — Class B	67	3,459
News Corp. — Class B	56	1,921
Total Communications		4,257,499

Financial - 10.7%
Berkshire Hathaway, Inc. — Class B*	925	449,337
JPMorgan Chase & Co.	1,402	406,454
Visa, Inc. — Class A	863	306,408
Mastercard, Inc. — Class A	409	229,833

172 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
NOVA FUND

	Shares	Value
Bank of America Corp.	3,305	$156,393
Wells Fargo & Co.	1,642	131,557
Goldman Sachs Group, Inc.	155	109,701
American Express Co.	279	88,995
Morgan Stanley	623	87,756
Citigroup, Inc.	942	80,183
Progressive Corp.	296	78,991
Charles Schwab Corp.	862	78,649
Blackrock, Inc.	73	76,595
Capital One Financial Corp.	323	68,722
Blackstone, Inc. — Class A	368	55,046
Chubb Ltd.	188	54,467
Marsh & McLennan Companies, Inc.	249	54,441
Intercontinental Exchange, Inc.	289	53,023
American Tower Corp. — Class A REIT	236	52,161
CME Group, Inc. — Class A	182	50,163
Prologis, Inc. REIT	468	49,196
Welltower, Inc. REIT	313	48,117
KKR & Company, Inc. — Class A	341	45,363
Arthur J Gallagher & Co.	129	41,295
Equinix, Inc. REIT	49	38,978
Aon plc — Class A	109	38,887
Coinbase Global, Inc. — Class A*	107	37,502
PNC Financial Services Group, Inc.	200	37,284
U.S. Bancorp	786	35,566
Bank of New York Mellon Corp.	361	32,891
Apollo Global Management, Inc.	228	32,346
Travelers Companies, Inc.	114	30,500
Truist Financial Corp.	661	28,416
Digital Realty Trust, Inc. REIT	160	27,893
Allstate Corp.	134	26,975
Realty Income Corp. REIT	456	26,270
Aflac, Inc.	245	25,838
Ameriprise Financial, Inc.	48	25,619
Simon Property Group, Inc. REIT	155	24,918
American International Group, Inc.	291	24,907
Public Storage REIT	80	23,474
MetLife, Inc.	284	22,839
Crown Castle, Inc. REIT	220	22,601
CBRE Group, Inc. — Class A*	148	20,738
Prudential Financial, Inc.	179	19,232
Nasdaq, Inc.	209	18,689
Hartford Insurance Group, Inc.	143	18,142
VICI Properties, Inc. REIT	533	17,376
CoStar Group, Inc.*	213	17,125
Arch Capital Group Ltd.	188	17,117
Extra Space Storage, Inc. REIT	107	15,776
M&T Bank Corp.	81	15,713
Brown & Brown, Inc.	141	15,633
Willis Towers Watson plc	50	15,325
State Street Corp.	144	15,313
Iron Mountain, Inc. REIT	149	15,283
AvalonBay Communities, Inc. REIT	72	14,652
Ventas, Inc. REIT	228	14,398
Raymond James Financial, Inc.	92	14,110
Fifth Third Bancorp	337	13,861
Synchrony Financial	192	12,814
SBA Communications Corp. REIT	54	12,681
Northern Trust Corp.	98	12,425
Cboe Global Markets, Inc.	53	12,360
Huntington Bancshares, Inc.	735	12,319
Cincinnati Financial Corp.	79	11,765
Equity Residential REIT	172	11,608
W R Berkley Corp.	151	11,094
T. Rowe Price Group, Inc.	111	10,712
Regions Financial Corp.	453	10,655
Citizens Financial Group, Inc.	219	9,800
Invitation Homes, Inc. REIT	288	9,446
Weyerhaeuser Co. REIT	366	9,403
Essex Property Trust, Inc. REIT	32	9,069
Mid-America Apartment Communities, Inc. REIT	59	8,733
KeyCorp	498	8,675
Principal Financial Group, Inc.	104	8,261
Loews Corp.	88	8,066
Kimco Realty Corp. REIT	341	7,168
Everest Group Ltd.	21	7,137
UDR, Inc. REIT	152	6,206
Healthpeak Properties, Inc. REIT	350	6,128
Camden Property Trust REIT	54	6,085
Regency Centers Corp. REIT	82	5,841
Alexandria Real Estate Equities, Inc. REIT	78	5,665
Host Hotels & Resorts, Inc. REIT	350	5,376
Globe Life, Inc.	42	5,220
Assurant, Inc.	26	5,135
BXP, Inc. REIT[1]	73	4,925
Erie Indemnity Co. — Class A	13	4,508
Franklin Resources, Inc.	156	3,721
Federal Realty Investment Trust REIT	39	3,705
Invesco Ltd.	226	3,564
Total Financial		3,965,303

Consumer, Non-cyclical - 10.4%
Eli Lilly & Co.	397	309,473
Procter & Gamble Co.	1,183	188,476
Johnson & Johnson	1,214	185,439
AbbVie, Inc.	891	165,388
Philip Morris International, Inc.	785	142,972
UnitedHealth Group, Inc.	458	142,882
Coca-Cola Co.	1,954	138,245
Abbott Laboratories	878	119,417
Merck & Company, Inc.	1,267	100,296
Intuitive Surgical, Inc.*	181	98,357
PepsiCo, Inc.	692	91,372
S&P Global, Inc.	158	83,312
Boston Scientific Corp.*	746	80,128
Thermo Fisher Scientific, Inc.	190	77,037
Amgen, Inc.	271	75,666
Pfizer, Inc.	2,868	69,520
Gilead Sciences, Inc.	627	69,516
Stryker Corp.	174	68,840
Danaher Corp.	321	63,410
Automatic Data Processing, Inc.	205	63,222
Vertex Pharmaceuticals, Inc.*	130	57,876

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 173

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
NOVA FUND

	Shares	Value
Medtronic plc	647	$56,399
Altria Group, Inc.	850	49,835
Bristol-Myers Squibb Co.	1,027	47,540
McKesson Corp.	63	46,165
Cigna Group	135	44,628
Elevance Health, Inc.	114	44,342
Mondelez International, Inc. — Class A	653	44,038
CVS Health Corp.	638	44,009
Moody’s Corp.	78	39,124
Cintas Corp.	173	38,557
Colgate-Palmolive Co.	409	37,178
PayPal Holdings, Inc.*	491	36,491
Zoetis, Inc.	225	35,089
HCA Healthcare, Inc.	87	33,330
Quanta Services, Inc.	75	28,356
Regeneron Pharmaceuticals, Inc.	52	27,300
Cencora, Inc. — Class A	87	26,087
Corteva, Inc.	344	25,638
Becton Dickinson & Co.	145	24,976
United Rentals, Inc.	33	24,862
Edwards Lifesciences Corp.*	296	23,150
Keurig Dr Pepper, Inc.	685	22,646
Monster Beverage Corp.*	354	22,175
Kroger Co.	309	22,165
Verisk Analytics, Inc. — Class A	71	22,116
IDEXX Laboratories, Inc.*	41	21,990
Kimberly-Clark Corp.	167	21,530
Kenvue, Inc.	968	20,260
Cardinal Health, Inc.	120	20,160
ResMed, Inc.	74	19,092
Sysco Corp.	245	18,556
Dexcom, Inc.*	198	17,283
GE HealthCare Technologies, Inc.	231	17,110
Agilent Technologies, Inc.	144	16,993
Equifax, Inc.	63	16,340
Humana, Inc.	61	14,913
General Mills, Inc.	276	14,300
Centene Corp.*	251	13,624
IQVIA Holdings, Inc.*	83	13,080
Archer-Daniels-Midland Co.	242	12,773
Constellation Brands, Inc. — Class A	77	12,526
Hershey Co.	75	12,446
STERIS plc	50	12,011
Corpay, Inc.*	36	11,946
Church & Dwight Company, Inc.	124	11,918
Kraft Heinz Co.	436	11,258
Labcorp Holdings, Inc.	42	11,026
Insulet Corp.*	35	10,996
Kellanova	136	10,816
Waters Corp.*	30	10,471
Quest Diagnostics, Inc.	56	10,059
Global Payments, Inc.	123	9,845
McCormick & Company, Inc.	127	9,629
Estee Lauder Companies, Inc. — Class A	118	9,534
Biogen, Inc.*	74	9,294
Zimmer Biomet Holdings, Inc.	100	9,121
Tyson Foods, Inc. — Class A	144	8,056
Molina Healthcare, Inc.*	27	8,043
Rollins, Inc.	142	8,012
West Pharmaceutical Services, Inc.	36	7,877
Baxter International, Inc.	259	7,843
Clorox Co.	62	7,444
Hologic, Inc.*	112	7,298
Cooper Companies, Inc.*	101	7,187
Avery Dennison Corp.	39	6,843
Align Technology, Inc.*	34	6,437
Revvity, Inc.	59	5,707
Incyte Corp.*	81	5,516
Bunge Global S.A.	68	5,459
Solventum Corp.*	70	5,309
J M Smucker Co.	54	5,303
Viatris, Inc.	592	5,287
Universal Health Services, Inc. — Class B	29	5,253
Conagra Brands, Inc.	241	4,933
Moderna, Inc.*	172	4,745
Henry Schein, Inc.*	61	4,456
Hormel Foods Corp.	147	4,447
MarketAxess Holdings, Inc.	19	4,243
Molson Coors Beverage Co. — Class B	86	4,136
Bio-Techne Corp.	79	4,065
Charles River Laboratories International, Inc.*	25	3,793
Lamb Weston Holdings, Inc.	71	3,681
The Campbell’s Co.	99	3,034
DaVita, Inc.*	21	2,992
Brown-Forman Corp. — Class B	92	2,476
Total Consumer, Non-cyclical		3,847,815

Consumer, Cyclical - 5.8%
Tesla, Inc.*	1,414	449,171
Costco Wholesale Corp.	224	221,746
Walmart, Inc.	2,179	213,063
Home Depot, Inc.	501	183,687
McDonald’s Corp.	361	105,473
TJX Companies, Inc.	563	69,525
Lowe’s Companies, Inc.	282	62,567
Starbucks Corp.	573	52,504
NIKE, Inc. — Class B	594	42,198
Royal Caribbean Cruises Ltd.	126	39,456
O’Reilly Automotive, Inc.*	431	38,846
Chipotle Mexican Grill, Inc. — Class A*	680	38,182
Hilton Worldwide Holdings, Inc.	120	31,961
Marriott International, Inc. — Class A	115	31,419
AutoZone, Inc.*	8	29,698
PACCAR, Inc.	265	25,191
Fastenal Co.	579	24,318
General Motors Co.	485	23,867
WW Grainger, Inc.	22	22,885
Cummins, Inc.	69	22,598
Target Corp.	229	22,591
Copart, Inc.*	443	21,738
Ford Motor Co.	1,970	21,374
Ross Stores, Inc.	166	21,178

174 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
NOVA FUND

	Shares	Value
Yum! Brands, Inc.	140	$20,745
DR Horton, Inc.	139	17,920
Delta Air Lines, Inc.	329	16,180
Carnival Corp.*	530	14,903
Tractor Supply Co.	267	14,090
Lululemon Athletica, Inc.*	56	13,304
United Airlines Holdings, Inc.*	165	13,139
Lennar Corp. — Class A	117	12,941
Darden Restaurants, Inc.	59	12,860
Dollar General Corp.	111	12,696
Live Nation Entertainment, Inc.*	80	12,103
Ulta Beauty, Inc.*	23	10,760
PulteGroup, Inc.	101	10,651
Williams-Sonoma, Inc.	62	10,129
Dollar Tree, Inc.*	100	9,904
Southwest Airlines Co.	287	9,311
Tapestry, Inc.	105	9,220
Genuine Parts Co.	70	8,492
Deckers Outdoor Corp.*	77	7,936
Domino’s Pizza, Inc.	17	7,660
Aptiv plc*	110	7,504
Las Vegas Sands Corp.	171	7,440
NVR, Inc.*	1	7,386
Best Buy Company, Inc.	97	6,512
TKO Group Holdings, Inc.	34	6,186
Pool Corp.	19	5,538
Ralph Lauren Corp. — Class A	20	5,486
CarMax, Inc.*	77	5,175
Hasbro, Inc.	66	4,872
LKQ Corp.	130	4,812
Norwegian Cruise Line Holdings Ltd.*	225	4,563
Walgreens Boots Alliance, Inc.*	362	4,156
Wynn Resorts Ltd.	44	4,121
MGM Resorts International*	104	3,577
Caesars Entertainment, Inc.*	105	2,981
Total Consumer, Cyclical		2,140,489

Industrial - 5.4%
General Electric Co.	538	138,476
RTX Corp.	674	98,417
Caterpillar, Inc.	237	92,006
Boeing Co.*	380	79,621
Honeywell International, Inc.	324	75,453
GE Vernova, Inc.	138	73,023
Eaton Corporation plc	197	70,327
Union Pacific Corp.	301	69,254
Deere & Co.	127	64,578
Amphenol Corp. — Class A	610	60,238
Trane Technologies plc	112	48,990
Lockheed Martin Corp.	105	48,630
Parker-Hannifin Corp.	64	44,702
TransDigm Group, Inc.	28	42,578
Waste Management, Inc.	185	42,331
3M Co.	271	41,257
Howmet Aerospace, Inc.	204	37,970
Emerson Electric Co.	284	37,866
United Parcel Service, Inc. — Class B	370	37,348
General Dynamics Corp.	127	37,041
Johnson Controls International plc	332	35,066
Northrop Grumman Corp.	68	33,999
Illinois Tool Works, Inc.	134	33,132
CSX Corp.	948	30,933
Axon Enterprise, Inc.*	37	30,634
Carrier Global Corp.	402	29,422
Norfolk Southern Corp.	114	29,181
TE Connectivity plc	150	25,301
FedEx Corp.	111	25,232
Republic Services, Inc. — Class A	102	25,154
L3Harris Technologies, Inc.	94	23,579
AMETEK, Inc.	116	20,991
Otis Worldwide Corp.	199	19,705
Rockwell Automation, Inc.	57	18,934
Westinghouse Air Brake Technologies Corp.	86	18,004
Vulcan Materials Co.	67	17,475
Ingersoll Rand, Inc.	204	16,969
Martin Marietta Materials, Inc.	30	16,469
Garmin Ltd.	78	16,280
Xylem, Inc.	123	15,911
Old Dominion Freight Line, Inc.	94	15,256
Keysight Technologies, Inc.*	87	14,256
Dover Corp.	69	12,643
Veralto Corp.	125	12,619
Teledyne Technologies, Inc.*	24	12,295
Jabil, Inc.	54	11,777
Mettler-Toledo International, Inc.*	10	11,747
Hubbell, Inc.	27	11,027
Smurfit WestRock plc	250	10,787
Amcor plc	1,156	10,624
Lennox International, Inc.	16	9,172
Trimble, Inc.*	120	9,118
Fortive Corp.	171	8,914
Pentair plc	83	8,521
Packaging Corporation of America	45	8,480
Snap-on, Inc.	26	8,091
Jacobs Solutions, Inc.	61	8,018
Expeditors International of Washington, Inc.	69	7,883
Ball Corp.	140	7,853
Textron, Inc.	91	7,306
Masco Corp.	106	6,822
IDEX Corp.	38	6,672
Builders FirstSource, Inc.*	56	6,534
Allegion plc	43	6,197
Nordson Corp.	27	5,788
CH Robinson Worldwide, Inc.	60	5,757
J.B. Hunt Transport Services, Inc.	40	5,744
Stanley Black & Decker, Inc.	78	5,284
Huntington Ingalls Industries, Inc.	20	4,829
Generac Holdings, Inc.*	30	4,296
A O Smith Corp.	59	3,869
Ralliant Corp.*	57	2,764
Mohawk Industries, Inc.*	26	2,726
Total Industrial		1,996,146

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 175

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
NOVA FUND

	Shares	Value
Energy - 2.1%
Exxon Mobil Corp.	2,174	$234,357
Chevron Corp.	819	117,273
ConocoPhillips	637	57,164
Williams Companies, Inc.	616	38,691
EOG Resources, Inc.	275	32,893
Kinder Morgan, Inc.	975	28,665
Marathon Petroleum Corp.	155	25,747
ONEOK, Inc.	315	25,713
Phillips 66	206	24,576
Schlumberger N.V.	686	23,187
Valero Energy Corp.	158	21,238
Hess Corp.	140	19,396
Baker Hughes Co.	500	19,170
Targa Resources Corp.	109	18,975
Equities Corp.	302	17,613
Occidental Petroleum Corp.	357	14,997
Diamondback Energy, Inc.	94	12,916
Expand Energy Corp.	109	12,746
Texas Pacific Land Corp.	10	10,564
Devon Energy Corp.	324	10,306
Coterra Energy, Inc. — Class A	385	9,771
First Solar, Inc.*	54	8,939
Halliburton Co.	434	8,845
APA Corp.	182	3,329
Enphase Energy, Inc.*	66	2,617
Total Energy		799,688

Utilities - 1.7%
NextEra Energy, Inc.	1,038	72,058
Constellation Energy Corp.	158	50,996
Southern Co.	554	50,874
Duke Energy Corp.	392	46,256
Vistra Corp.	171	33,142
American Electric Power Company, Inc.	269	27,911
Sempra	329	24,928
Dominion Energy, Inc.	430	24,304
Exelon Corp.	509	22,101
Public Service Enterprise Group, Inc.	252	21,213
Xcel Energy, Inc.	291	19,817
Entergy Corp.	225	18,702
Consolidated Edison, Inc.	182	18,264
WEC Energy Group, Inc.	161	16,776
NRG Energy, Inc.	99	15,897
PG&E Corp.	1,109	15,460
DTE Energy Co.	105	13,908
American Water Works Company, Inc.	98	13,633
Ameren Corp.	136	13,062
PPL Corp.	373	12,641
Atmos Energy Corp.	80	12,329
CenterPoint Energy, Inc.	329	12,088
Eversource Energy	185	11,770
CMS Energy Corp.	151	10,461
FirstEnergy Corp.	259	10,427
Edison International	194	10,010
NiSource, Inc.	237	9,560
Evergy, Inc.	116	7,996
Alliant Energy Corp.	130	7,861
Pinnacle West Capital Corp.	60	5,368
AES Corp.	359	3,777
Total Utilities		633,590

Basic Materials - 1.1%
Linde plc	237	111,196
Sherwin-Williams Co.	116	39,830
Ecolab, Inc.	127	34,219
Newmont Corp.	561	32,684
Air Products and Chemicals, Inc.	112	31,591
Freeport-McMoRan, Inc.	724	31,385
Nucor Corp.	116	15,026
DuPont de Nemours, Inc.	211	14,472
PPG Industries, Inc.	115	13,081
International Paper Co.	266	12,457
International Flavors & Fragrances, Inc.	129	9,488
Dow, Inc.	357	9,453
Steel Dynamics, Inc.	70	8,961
CF Industries Holdings, Inc.	82	7,544
LyondellBasell Industries N.V. — Class A	130	7,522
Mosaic Co.	160	5,837
Eastman Chemical Co.	58	4,330
Albemarle Corp.	59	3,698
Total Basic Materials		392,774

Total Common Stocks
(Cost $16,597,048)		26,472,883

MUTUAL FUNDS† - 10.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	202,415	2,034,270
Guggenheim Strategy Fund II2	78,932	1,963,817
Total Mutual Funds
(Cost $3,941,469)		3,998,087

	Face Amount
U.S. TREASURY BILLS†† - 3.0%
U.S. Treasury Bills
3.94% due 07/08/25[3,4]	$517,000	516,583
4.23% due 09/18/25[4,5]	500,000	495,372
4.20% due 09/18/25[4,5]	100,000	99,074
Total U.S. Treasury Bills
(Cost $1,111,021)		1,111,029

176 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
NOVA FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,6 - 15.2%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[5]	$3,055,225	$3,055,225
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[5]	1,318,328	1,318,328
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[5]	1,273,010	1,273,010
Total Repurchase Agreements
(Cost $5,646,563)		5,646,563

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[8]	18,504	18,504
Total Securities Lending Collateral
(Cost $18,504)		18,504

Total Investments - 100.5%
(Cost $27,314,605)		$37,247,066
Other Assets & Liabilities, net - (0.5)%		(186,153)
Total Net Assets - 100.0%		$37,060,913

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	24	Sep 2025	$7,501,800	$263,437

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	09/24/25	1,699	$10,543,131	$180,831
Barclays Bank plc	S&P 500 Index	Pay	5.29% (SOFR + 0.90%)	At Maturity	09/25/25	1,024	6,352,671	115,472
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	09/25/25	786	4,874,717	87,303
							$21,770,519	$383,606

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 177

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
NOVA FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,472,883	$—	$—	$26,472,883
Mutual Funds	3,998,087	—	—	3,998,087
U.S. Treasury Bills	—	1,111,029	—	1,111,029
Repurchase Agreements	—	5,646,563	—	5,646,563
Securities Lending Collateral	18,504	—	—	18,504
Equity Futures Contracts**	263,437	—	—	263,437
Equity Index Swap Agreements**	—	383,606	—	383,606
Total Assets	$30,752,911	$7,141,198	$—	$37,894,109

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,961,449	$—	$—	$—	$2,368	$1,963,817	78,932	$52,523
Guggenheim Ultra Short Duration Fund — Institutional Class	2,026,173	—	—	—	8,097	2,034,270	202,415	44,204
	$3,987,622	$—	$—	$—	$10,465	$3,998,087		$96,727

178 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value - including $18,361 of securities loaned (cost $17,726,573)	$27,602,416
Investments in affiliated issuers, at value (cost $3,941,469)	3,998,087
Repurchase agreements, at value (cost $5,646,563)	5,646,563
Cash	127
Segregated cash with broker	30,715
Unrealized appreciation on OTC swap agreements	383,606
Receivables:
Fund shares sold	210,270
Variation margin on futures contracts	33,300
Dividends	28,590
Interest	686
Securities lending income	1
Total assets	37,934,361

Liabilities:
Segregated cash due to broker	670,000
Payable for:
Fund shares redeemed	52,410
Management fees	20,721
Return of securities lending collateral	18,504
Transfer agent fees	15,889
Swap settlement	12,296
Investor service fees	7,042
Portfolio accounting and administration fees	2,957
Trustees’ fees*	379
Miscellaneous	73,250
Total liabilities	873,448
Net assets	$37,060,913

Net assets consist of:
Paid in capital	$29,682,501
Total distributable earnings (loss)	7,378,412
Net assets	$37,060,913
Capital shares outstanding	164,378
Net asset value per share	$225.46

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $43)	$178,916
Dividends from securities of affiliated issuers	96,727
Interest	126,388
Income from securities lending, net	4
Total investment income	402,035

Expenses:
Management fees	135,070
Investor service fees	45,024
Transfer agent fees	51,458
Professional fees	34,335
Portfolio accounting and administration fees	27,914
Custodian fees	2,547
Trustees’ fees*	2,535
Interest expense	1,757
Miscellaneous	16,835
Total expenses	317,475
Less:
Expenses reimbursed by Adviser	(9,005)
Expenses waived by Adviser	(2,516)
Total waived/reimbursed expenses	(11,521)
Net expenses	305,954
Net investment income	96,081

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	875,195
Swap agreements	119,253
Futures contracts	(641,853)
Net realized gain	352,595
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,011,910)
Investments in affiliated issuers	10,465
Swap agreements	605,469
Futures contracts	513,022
Net change in unrealized appreciation (depreciation)	117,046
Net realized and unrealized gain	469,641
Net increase in net assets resulting from operations	$565,722

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 179

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$96,081	$247,879
Net realized gain on investments	352,595	6,887,808
Net change in unrealized appreciation (depreciation) on investments	117,046	3,624,783
Net increase in net assets resulting from operations	565,722	10,760,470

Capital share transactions:
Proceeds from sale of shares	41,681,773	103,873,391
Cost of shares redeemed	(45,917,887)	(109,975,453)
Net decrease from capital share transactions	(4,236,114)	(6,102,062)
Net increase (decrease) in net assets	(3,670,392)	4,658,408

Net assets:
Beginning of period	40,731,305	36,072,897
End of period	$37,060,913	$40,731,305

Capital share activity:
Shares sold	212,861	565,979
Shares redeemed	(239,789)	(599,597)
Net decrease in shares	(26,928)	(33,618)

180 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$212.91	$160.38	$118.75	$196.72	$144.74	$135.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.55	1.24	1.17	.15	(.76)	(.30)
Net gain (loss) on investments (realized and unrealized)	12.00	51.29	40.46	(58.50)	60.70	24.12
Total from investment operations	12.55	52.53	41.63	(58.35)	59.94	23.82
Less distributions from:
Net investment income	—	—	—	(.67)	(.61)	(1.16)
Net realized gains	—	—	—	(18.95)	(7.35)	(13.60)
Total distributions	—	—	—	(19.62)	(7.96)	(14.76)
Net asset value, end of period	$225.46	$212.91	$160.38	$118.75	$196.72	$144.74

Total Return[c]	5.89%	32.75%	35.06%	(30.26%)	42.18%	20.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,061	$40,731	$36,073	$16,513	$63,584	$45,692
Ratios to average net assets:
Net investment income (loss)	0.53%	0.65%	0.85%	0.10%	(0.44%)	(0.24%)
Total expenses[d]	1.76%	1.72%	1.76%	1.67%	1.60%	1.73%
Net expenses[e]	1.70%	1.66%	1.72%	1.65%	1.57%	1.68%
Portfolio turnover rate	80%	177%	413%	748%	408%	650%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 181

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 83.1%

Technology - 26.5%
NVIDIA Corp.	37,724	$5,960,015
Microsoft Corp.	11,497	5,718,723
Apple, Inc.	23,104	4,740,248
Broadcom, Inc.	7,273	2,004,803
Oracle Corp.	2,515	549,855
Palantir Technologies, Inc. — Class A*	3,290	448,493
International Business Machines Corp.	1,437	423,599
Salesforce, Inc.	1,483	404,399
Advanced Micro Devices, Inc.*	2,508	355,885
Intuit, Inc.	432	340,256
ServiceNow, Inc.*	320	328,986
Texas Instruments, Inc.	1,406	291,914
Accenture plc — Class A	968	289,325
QUALCOMM, Inc.	1,697	270,264
Adobe, Inc.*	659	254,954
Applied Materials, Inc.	1,257	230,119
Micron Technology, Inc.	1,729	213,099
Crowdstrike Holdings, Inc. — Class A*	385	196,084
Lam Research Corp.	1,979	192,636
KLA Corp.	204	182,731
Analog Devices, Inc.	767	182,561
Intel Corp.*	6,746	151,110
Fiserv, Inc.*	857	147,755
Cadence Design Systems, Inc.*	422	130,039
Synopsys, Inc.*	239	122,531
Fortinet, Inc.*	982	103,817
Autodesk, Inc.*	331	102,468
Roper Technologies, Inc.	166	94,095
NXP Semiconductor N.V.	390	85,211
Workday, Inc. — Class A*	335	80,400
Paychex, Inc.	495	72,003
Fair Isaac Corp.*	38	69,463
MSCI, Inc. — Class A	119	68,632
Fidelity National Information Services, Inc.	813	66,186
Take-Two Interactive Software, Inc.*	262	63,627
Cognizant Technology Solutions Corp. — Class A	763	59,537
Microchip Technology, Inc.	832	58,548
Dell Technologies, Inc. — Class C	463	56,764
Electronic Arts, Inc.	353	56,374
Monolithic Power Systems, Inc.	74	54,122
Gartner, Inc.*	119	48,102
ANSYS, Inc.*	136	47,766
Seagate Technology Holdings plc	328	47,340
Broadridge Financial Solutions, Inc.	181	43,988
Hewlett Packard Enterprise Co.	2,031	41,534
Tyler Technologies, Inc.*	66	39,127
Super Micro Computer, Inc.*	794	38,914
HP, Inc.	1,459	35,687
Western Digital Corp.	539	34,491
ON Semiconductor Corp.*	647	33,909
NetApp, Inc.	315	33,563
PTC, Inc.*	185	31,883
Leidos Holdings, Inc.	199	31,394
Zebra Technologies Corp. — Class A*	78	24,052
Teradyne, Inc.	248	22,300
Jack Henry & Associates, Inc.	112	20,179
Akamai Technologies, Inc.*	226	18,026
Paycom Software, Inc.	75	17,355
Skyworks Solutions, Inc.	232	17,289
EPAM Systems, Inc.*	88	15,560
Dayforce, Inc.*	247	13,681
Amentum Holdings, Inc.*	1	12
Total Technology		25,877,783

Communications - 13.4%
Amazon.com, Inc.*	14,616	3,206,604
Meta Platforms, Inc. — Class A	3,358	2,478,506
Alphabet, Inc. — Class A	9,002	1,586,422
Alphabet, Inc. — Class C	7,261	1,288,029
Netflix, Inc.*	658	881,148
Cisco Systems, Inc.	6,154	426,964
Walt Disney Co.	2,780	344,748
AT&T, Inc.	11,131	322,131
Uber Technologies, Inc.*	3,234	301,732
Booking Holdings, Inc.	50	289,462
Verizon Communications, Inc.	6,521	282,164
Palo Alto Networks, Inc.*	1,023	209,347
Comcast Corp. — Class A	5,760	205,574
T-Mobile US, Inc.	738	175,836
Arista Networks, Inc.*	1,593	162,980
DoorDash, Inc. — Class A*	530	130,650
Motorola Solutions, Inc.	257	108,058
Airbnb, Inc. — Class A*	668	88,403
Corning, Inc.	1,191	62,635
Charter Communications, Inc. — Class A*,1	147	60,095
eBay, Inc.	712	53,016
Warner Bros Discovery, Inc.*	3,482	39,904
GoDaddy, Inc. — Class A*	220	39,613
CDW Corp.	204	36,432
VeriSign, Inc.	125	36,100
Expedia Group, Inc.	188	31,712
FactSet Research Systems, Inc.	59	26,390
F5, Inc.*	89	26,195
Gen Digital, Inc.	844	24,814
Omnicom Group, Inc.	302	21,726
Juniper Networks, Inc.	511	20,404
Fox Corp. — Class A	331	18,549
News Corp. — Class A	584	17,356
Interpublic Group of Companies, Inc.	572	14,003
Paramount Global — Class B	931	12,010
Match Group, Inc.	379	11,707
Fox Corp. — Class B	204	10,533
News Corp. — Class B	172	5,901
Total Communications		13,057,853

Financial - 12.4%
Berkshire Hathaway, Inc. — Class B*	2,837	1,378,129
JPMorgan Chase & Co.	4,298	1,246,033
Visa, Inc. — Class A	2,646	939,462

182 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Mastercard, Inc. — Class A	1,254	$704,673
Bank of America Corp.	10,135	479,588
Wells Fargo & Co.	5,033	403,244
Goldman Sachs Group, Inc.	475	336,181
American Express Co.	856	273,047
Morgan Stanley	1,910	269,043
Citigroup, Inc.	2,889	245,912
Progressive Corp.	906	241,775
Charles Schwab Corp.	2,641	240,965
Blackrock, Inc.	225	236,081
Capital One Financial Corp.	989	210,420
Blackstone, Inc. — Class A	1,129	168,876
Chubb Ltd.	576	166,879
Marsh & McLennan Companies, Inc.	762	166,604
Intercontinental Exchange, Inc.	887	162,738
American Tower Corp. — Class A REIT	724	160,018
CME Group, Inc. — Class A	557	153,520
Prologis, Inc. REIT	1,435	150,847
Welltower, Inc. REIT	961	147,735
KKR & Company, Inc. — Class A	1,046	139,149
Arthur J Gallagher & Co.	395	126,447
Equinix, Inc. REIT	151	120,116
Aon plc — Class A	334	119,158
Coinbase Global, Inc. — Class A*	327	114,610
PNC Financial Services Group, Inc.	612	114,089
U.S. Bancorp	2,410	109,052
Bank of New York Mellon Corp.	1,107	100,859
Apollo Global Management, Inc.	698	99,025
Travelers Companies, Inc.	350	93,639
Truist Financial Corp.	2,025	87,055
Digital Realty Trust, Inc. REIT	490	85,422
Allstate Corp.	410	82,537
Realty Income Corp. REIT	1,396	80,424
Aflac, Inc.	753	79,411
Ameriprise Financial, Inc.	147	78,458
Simon Property Group, Inc. REIT	475	76,361
American International Group, Inc.	891	76,261
Public Storage REIT	244	71,594
MetLife, Inc.	872	70,126
Crown Castle, Inc. REIT	674	69,240
CBRE Group, Inc. — Class A*	454	63,615
Prudential Financial, Inc.	548	58,877
Nasdaq, Inc.	640	57,229
Hartford Insurance Group, Inc.	439	55,696
VICI Properties, Inc. REIT	1,634	53,268
Arch Capital Group Ltd.	577	52,536
CoStar Group, Inc.*	653	52,501
Extra Space Storage, Inc. REIT	328	48,360
Brown & Brown, Inc.	434	48,118
M&T Bank Corp.	247	47,916
State Street Corp.	440	46,790
Iron Mountain, Inc. REIT	456	46,772
Willis Towers Watson plc	152	46,588
AvalonBay Communities, Inc. REIT	220	44,770
Ventas, Inc. REIT	697	44,016
Raymond James Financial, Inc.	280	42,944
Fifth Third Bancorp	1,032	42,446
Synchrony Financial	589	39,310
SBA Communications Corp. REIT	166	38,983
Northern Trust Corp.	301	38,164
Cboe Global Markets, Inc.	162	37,780
Huntington Bancshares, Inc.	2,253	37,760
Cincinnati Financial Corp.	242	36,039
Equity Residential REIT	528	35,635
W R Berkley Corp.	463	34,017
T. Rowe Price Group, Inc.	340	32,810
Regions Financial Corp.	1,391	32,716
Citizens Financial Group, Inc.	671	30,027
Invitation Homes, Inc. REIT	881	28,897
Weyerhaeuser Co. REIT	1,122	28,824
Essex Property Trust, Inc. REIT	99	28,057
Mid-America Apartment Communities, Inc. REIT	181	26,790
KeyCorp	1,526	26,583
Principal Financial Group, Inc.	319	25,338
Loews Corp.	269	24,656
Everest Group Ltd.	66	22,430
Kimco Realty Corp. REIT	1,047	22,008
UDR, Inc. REIT	466	19,027
Healthpeak Properties, Inc. REIT	1,075	18,823
Camden Property Trust REIT	164	18,481
Regency Centers Corp. REIT	253	18,021
Alexandria Real Estate Equities, Inc. REIT	238	17,286
Host Hotels & Resorts, Inc. REIT	1,073	16,481
Globe Life, Inc.	128	15,909
Assurant, Inc.	78	15,404
BXP, Inc. REIT[1]	225	15,181
Erie Indemnity Co. — Class A	38	13,178
Franklin Resources, Inc.	479	11,424
Federal Realty Investment Trust REIT	119	11,304
Invesco Ltd.	692	10,913
Total Financial		12,155,501

Consumer, Non-cyclical - 12.1%
Eli Lilly & Co.	1,216	947,908
Procter & Gamble Co.	3,626	577,694
Johnson & Johnson	3,721	568,383
AbbVie, Inc.	2,732	507,114
Philip Morris International, Inc.	2,408	438,569
UnitedHealth Group, Inc.	1,402	437,382
Coca-Cola Co.	5,991	423,863
Abbott Laboratories	2,691	366,003
Merck & Company, Inc.	3,884	307,457
Intuitive Surgical, Inc.*	555	301,593
PepsiCo, Inc.	2,121	280,057
S&P Global, Inc.	485	255,736
Boston Scientific Corp.*	2,287	245,647
Thermo Fisher Scientific, Inc.	584	236,789
Amgen, Inc.	831	232,023
Gilead Sciences, Inc.	1,924	213,314
Pfizer, Inc.	8,794	213,167
Stryker Corp.	532	210,475
Danaher Corp.	985	194,577

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 183

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Automatic Data Processing, Inc.	628	$193,675
Vertex Pharmaceuticals, Inc.*	397	176,744
Medtronic plc	1,983	172,858
Altria Group, Inc.	2,605	152,731
Bristol-Myers Squibb Co.	3,148	145,721
McKesson Corp.	193	141,426
Cigna Group	413	136,529
Elevance Health, Inc.	349	135,747
Mondelez International, Inc. — Class A	2,003	135,082
CVS Health Corp.	1,956	134,925
Moody’s Corp.	239	119,880
Cintas Corp.	530	118,121
Colgate-Palmolive Co.	1,253	113,898
PayPal Holdings, Inc.*	1,504	111,777
Zoetis, Inc.	689	107,450
HCA Healthcare, Inc.	267	102,288
Quanta Services, Inc.	229	86,580
Regeneron Pharmaceuticals, Inc.	161	84,525
Cencora, Inc. — Class A	266	79,760
Corteva, Inc.	1,054	78,555
Becton Dickinson & Co.	443	76,307
United Rentals, Inc.	101	76,094
Edwards Lifesciences Corp.*	908	71,015
Keurig Dr Pepper, Inc.	2,101	69,459
Monster Beverage Corp.*	1,086	68,027
Kroger Co.	948	68,000
Verisk Analytics, Inc. — Class A	216	67,284
IDEXX Laboratories, Inc.*	124	66,506
Kimberly-Clark Corp.	513	66,136
Kenvue, Inc.	2,970	62,162
Cardinal Health, Inc.	369	61,992
ResMed, Inc.	227	58,566
Sysco Corp.	750	56,805
Dexcom, Inc.*	606	52,898
GE HealthCare Technologies, Inc.	708	52,442
Agilent Technologies, Inc.	441	52,042
Equifax, Inc.	192	49,799
Humana, Inc.	187	45,718
General Mills, Inc.	847	43,883
Centene Corp.*	770	41,796
IQVIA Holdings, Inc.*	254	40,028
Archer-Daniels-Midland Co.	743	39,216
Constellation Brands, Inc. — Class A	237	38,555
Hershey Co.	229	38,003
Church & Dwight Company, Inc.	381	36,618
STERIS plc	152	36,513
Corpay, Inc.*	109	36,168
Kraft Heinz Co.	1,336	34,496
Insulet Corp.*	108	33,931
Labcorp Holdings, Inc.	129	33,864
Kellanova	416	33,084
Waters Corp.*	92	32,112
Quest Diagnostics, Inc.	172	30,896
Global Payments, Inc.	377	30,175
McCormick & Company, Inc.	391	29,646
Estee Lauder Companies, Inc. — Class A	362	29,250
Biogen, Inc.*	227	28,509
Zimmer Biomet Holdings, Inc.	305	27,819
Molina Healthcare, Inc.*	84	25,024
Tyson Foods, Inc. — Class A	442	24,725
Rollins, Inc.	435	24,543
West Pharmaceutical Services, Inc.	110	24,068
Baxter International, Inc.	794	24,042
Clorox Co.	191	22,933
Hologic, Inc.*	345	22,480
Cooper Companies, Inc.*	309	21,988
Avery Dennison Corp.	121	21,232
Align Technology, Inc.*	105	19,880
Revvity, Inc.	182	17,603
Incyte Corp.*	249	16,957
Bunge Global S.A.	208	16,698
Solventum Corp.*	214	16,230
Viatris, Inc.	1,815	16,208
J M Smucker Co.	165	16,203
Universal Health Services, Inc. — Class B	88	15,941
Conagra Brands, Inc.	738	15,107
Moderna, Inc.*	526	14,512
Henry Schein, Inc.*	188	13,733
Hormel Foods Corp.	450	13,612
MarketAxess Holdings, Inc.	58	12,954
Molson Coors Beverage Co. — Class B	265	12,744
Bio-Techne Corp.	243	12,502
Charles River Laboratories International, Inc.*	76	11,531
Lamb Weston Holdings, Inc.	218	11,303
The Campbell’s Co.	304	9,318
DaVita, Inc.*	64	9,117
Brown-Forman Corp. — Class B	282	7,589
Total Consumer, Non-cyclical		11,792,614

Consumer, Cyclical - 6.7%
Tesla, Inc.*	4,334	1,376,738
Costco Wholesale Corp.	686	679,099
Walmart, Inc.	6,683	653,464
Home Depot, Inc.	1,537	563,526
McDonald’s Corp.	1,105	322,848
TJX Companies, Inc.	1,726	213,144
Lowe’s Companies, Inc.	865	191,918
Starbucks Corp.	1,758	161,085
NIKE, Inc. — Class B	1,822	129,435
Royal Caribbean Cruises Ltd.	387	121,185
O’Reilly Automotive, Inc.*	1,322	119,152
Chipotle Mexican Grill, Inc. — Class A*	2,084	117,017
Hilton Worldwide Holdings, Inc.	367	97,747
Marriott International, Inc. — Class A	351	95,896
AutoZone, Inc.*	25	92,806
PACCAR, Inc.	811	77,094
Fastenal Co.	1,774	74,508
General Motors Co.	1,486	73,126
Cummins, Inc.	213	69,757
WW Grainger, Inc.	67	69,696
Target Corp.	702	69,252
Copart, Inc.*	1,359	66,686

184 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Ford Motor Co.	6,041	$65,545
Ross Stores, Inc.	508	64,811
Yum! Brands, Inc.	430	63,717
DR Horton, Inc.	427	55,049
Delta Air Lines, Inc.	1,010	49,672
Carnival Corp.*	1,624	45,667
Tractor Supply Co.	820	43,271
Lululemon Athletica, Inc.*	171	40,626
United Airlines Holdings, Inc.*	505	40,213
Lennar Corp. — Class A	359	39,709
Darden Restaurants, Inc.	181	39,453
Dollar General Corp.	340	38,889
NVR, Inc.*	5	36,928
Live Nation Entertainment, Inc.*	244	36,912
Ulta Beauty, Inc.*	70	32,747
PulteGroup, Inc.	310	32,693
Williams-Sonoma, Inc.	190	31,040
Dollar Tree, Inc.*	306	30,306
Southwest Airlines Co.	881	28,580
Tapestry, Inc.	321	28,187
Genuine Parts Co.	214	25,960
Deckers Outdoor Corp.*	234	24,118
Domino’s Pizza, Inc.	52	23,431
Aptiv plc*	336	22,922
Las Vegas Sands Corp.	525	22,843
Best Buy Company, Inc.	298	20,005
TKO Group Holdings, Inc.	103	18,741
Pool Corp.	58	16,906
Ralph Lauren Corp. — Class A	61	16,731
CarMax, Inc.*	236	15,862
Hasbro, Inc.	204	15,059
LKQ Corp.	399	14,767
Norwegian Cruise Line Holdings Ltd.*	691	14,014
Wynn Resorts Ltd.	136	12,739
Walgreens Boots Alliance, Inc.*	1,109	12,731
MGM Resorts International*	320	11,005
Caesars Entertainment, Inc.*	321	9,113
Total Consumer, Cyclical		6,576,141

Industrial - 6.3%
General Electric Co.	1,649	424,436
RTX Corp.	2,066	301,677
Caterpillar, Inc.	728	282,617
Boeing Co.*	1,167	244,522
Honeywell International, Inc.	994	231,483
GE Vernova, Inc.	421	222,772
Eaton Corporation plc	605	215,979
Union Pacific Corp.	924	212,594
Deere & Co.	391	198,820
Amphenol Corp. — Class A	1,871	184,761
Trane Technologies plc	344	150,469
Lockheed Martin Corp.	322	149,131
Parker-Hannifin Corp.	198	138,297
TransDigm Group, Inc.	87	132,296
Waste Management, Inc.	566	129,512
3M Co.	833	126,816
Howmet Aerospace, Inc.	624	116,145
Emerson Electric Co.	870	115,997
United Parcel Service, Inc. — Class B	1,135	114,567
General Dynamics Corp.	390	113,747
Johnson Controls International plc	1,017	107,416
Northrop Grumman Corp.	209	104,496
Illinois Tool Works, Inc.	412	101,867
CSX Corp.	2,906	94,823
Axon Enterprise, Inc.*	114	94,385
Carrier Global Corp.	1,234	90,317
Norfolk Southern Corp.	348	89,077
FedEx Corp.	341	77,513
TE Connectivity plc	458	77,251
Republic Services, Inc. — Class A	313	77,189
L3Harris Technologies, Inc.	289	72,493
AMETEK, Inc.	357	64,603
Otis Worldwide Corp.	610	60,402
Rockwell Automation, Inc.	174	57,797
Westinghouse Air Brake Technologies Corp.	265	55,478
Vulcan Materials Co.	204	53,207
Ingersoll Rand, Inc.	623	51,821
Martin Marietta Materials, Inc.	93	51,053
Garmin Ltd.	238	49,675
Xylem, Inc.	376	48,639
Old Dominion Freight Line, Inc.	288	46,742
Keysight Technologies, Inc.*	266	43,587
Dover Corp.	212	38,845
Veralto Corp.	383	38,664
Mettler-Toledo International, Inc.*	32	37,591
Teledyne Technologies, Inc.*	72	36,886
Jabil, Inc.	166	36,204
Hubbell, Inc.	82	33,490
Smurfit WestRock plc	767	33,096
Amcor plc	3,544	32,569
Lennox International, Inc.	49	28,089
Trimble, Inc.*	369	28,037
Fortive Corp.	526	27,420
Pentair plc	254	26,075
Packaging Corporation of America	137	25,818
Snap-on, Inc.	81	25,206
Jacobs Solutions, Inc.	186	24,450
Expeditors International of Washington, Inc.	212	24,221
Ball Corp.	428	24,006
Textron, Inc.	278	22,321
Masco Corp.	326	20,981
IDEX Corp.	116	20,366
Builders FirstSource, Inc.*	171	19,954
Allegion plc	133	19,168
Nordson Corp.	84	18,007
CH Robinson Worldwide, Inc.	184	17,655
J.B. Hunt Transport Services, Inc.	121	17,376
Stanley Black & Decker, Inc.	239	16,192
Huntington Ingalls Industries, Inc.	60	14,488
Generac Holdings, Inc.*	91	13,032
A O Smith Corp.	180	11,803
Mohawk Industries, Inc.*	80	8,387

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 185

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Ralliant Corp.*	158	$7,661
Total Industrial		6,124,527

Energy - 2.5%
Exxon Mobil Corp.	6,666	718,595
Chevron Corp.	2,512	359,693
ConocoPhillips	1,953	175,262
Williams Companies, Inc.	1,889	118,648
EOG Resources, Inc.	844	100,951
Kinder Morgan, Inc.	2,990	87,906
ONEOK, Inc.	966	78,855
Marathon Petroleum Corp.	474	78,736
Phillips 66	630	75,159
Schlumberger N.V.	2,103	71,081
Valero Energy Corp.	484	65,059
Hess Corp.	428	59,295
Baker Hughes Co.	1,532	58,737
Targa Resources Corp.	335	58,317
Equities Corp.	925	53,946
Occidental Petroleum Corp.	1,095	46,001
Diamondback Energy, Inc.	289	39,709
Expand Energy Corp.	335	39,175
Devon Energy Corp.	993	31,587
Texas Pacific Land Corp.	29	30,635
Coterra Energy, Inc. — Class A	1,181	29,974
First Solar, Inc.*	165	27,314
Halliburton Co.	1,330	27,106
APA Corp.	558	10,206
Enphase Energy, Inc.*	202	8,009
Total Energy		2,449,956

Utilities - 2.0%
NextEra Energy, Inc.	3,184	221,033
Constellation Energy Corp.	485	156,539
Southern Co.	1,700	156,111
Duke Energy Corp.	1,203	141,954
Vistra Corp.	524	101,556
American Electric Power Company, Inc.	825	85,602
Sempra	1,008	76,376
Dominion Energy, Inc.	1,319	74,550
Exelon Corp.	1,561	67,779
Public Service Enterprise Group, Inc.	772	64,987
Xcel Energy, Inc.	892	60,745
Entergy Corp.	691	57,436
Consolidated Edison, Inc.	557	55,895
WEC Energy Group, Inc.	493	51,371
NRG Energy, Inc.	302	48,495
PG&E Corp.	3,399	47,382
DTE Energy Co.	321	42,520
American Water Works Company, Inc.	301	41,872
Ameren Corp.	418	40,145
PPL Corp.	1,143	38,736
Atmos Energy Corp.	245	37,757
CenterPoint Energy, Inc.	1,010	37,107
Eversource Energy	568	36,136
CMS Energy Corp.	463	32,077
FirstEnergy Corp.	794	31,966
Edison International	595	30,702
NiSource, Inc.	727	29,327
Evergy, Inc.	356	24,539
Alliant Energy Corp.	397	24,007
Pinnacle West Capital Corp.	184	16,462
AES Corp.	1,101	11,583
Total Utilities		1,942,747

Basic Materials - 1.2%
Linde plc	727	341,094
Sherwin-Williams Co.	357	122,579
Ecolab, Inc.	390	105,082
Newmont Corp.	1,722	100,324
Air Products and Chemicals, Inc.	344	97,029
Freeport-McMoRan, Inc.	2,221	96,280
Nucor Corp.	357	46,246
DuPont de Nemours, Inc.	647	44,378
PPG Industries, Inc.	351	39,926
International Paper Co.	816	38,213
International Flavors & Fragrances, Inc.	396	29,126
Dow, Inc.	1,093	28,943
Steel Dynamics, Inc.	213	27,266
LyondellBasell Industries N.V. — Class A	398	23,028
CF Industries Holdings, Inc.	250	23,000
Mosaic Co.	490	17,875
Eastman Chemical Co.	179	13,364
Albemarle Corp.	182	11,406
Total Basic Materials		1,205,159

Total Common Stocks
(Cost $65,627,598)		81,182,281

	Face Amount
U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
4.23% due 09/18/25[2,3]	$650,000	643,983
3.94% due 07/08/25[3,4]	560,000	559,549
4.20% due 09/18/25[2,3]	100,000	99,074
Total U.S. Treasury Bills
(Cost $1,302,594)		1,302,606

REPURCHASE AGREEMENTS††,5 - 18.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[2]	9,876,692	9,876,692
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[2]	4,261,788	4,261,788
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[2]	4,115,289	4,115,289
Total Repurchase Agreements
(Cost $18,253,769)		18,253,769

186 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[7]	51,131	$51,131
Total Securities Lending Collateral
(Cost $51,131)		51,131

Total Investments - 103.2%
(Cost $85,235,092)		$100,789,787
Other Assets & Liabilities, net - (3.2)%		(3,142,225)
Total Net Assets - 100.0%		$97,647,562

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	41	Sep 2025	$12,815,575	$372,637

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	09/24/25	12,061	$74,838,778	$1,354,657
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	09/25/25	3,044	18,889,103	334,181
Barclays Bank plc	S&P 500 Index	Pay	5.29% (SOFR + 0.90%)	At Maturity	09/25/25	1,257	7,800,275	141,789
							$101,528,156	$1,830,627

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 187

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$81,182,281	$—	$—	$81,182,281
U.S. Treasury Bills	—	1,302,606	—	1,302,606
Repurchase Agreements	—	18,253,769	—	18,253,769
Securities Lending Collateral	51,131	—	—	51,131
Equity Futures Contracts**	372,637	—	—	372,637
Equity Index Swap Agreements**	—	1,830,627	—	1,830,627
Total Assets	$81,606,049	$21,387,002	$—	$102,993,051

**	This derivative is reported as unrealized appreciation/depreciation at period end.

188 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $50,728 of securities loaned (cost $66,981,323)	$82,536,018
Repurchase agreements, at value (cost $18,253,769)	18,253,769
Cash	364
Segregated cash with broker	234,107
Unrealized appreciation on OTC swap agreements	1,830,627
Receivables:
Fund shares sold	4,394,338
Variation margin on futures contracts	49,856
Dividends	37,036
Interest	2,218
Total assets	107,338,333

Liabilities:
Segregated cash due to broker	1,360,000
Payable for:
Securities purchased	7,978,627
Management fees	62,455
Swap settlement	59,624
Return of securities lending collateral	51,131
Transfer agent fees	27,553
Investor service fees	17,348
Fund shares redeemed	5,259
Portfolio accounting and administration fees	3,817
Trustees’ fees*	561
Miscellaneous	124,396
Total liabilities	9,690,771
Net assets	$97,647,562

Net assets consist of:
Paid in capital	$93,054,052
Total distributable earnings (loss)	4,593,510
Net assets	$97,647,562
Capital shares outstanding	190,575
Net asset value per share	$512.38

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $71)	$297,159
Interest	269,124
Income from securities lending, net	5
Total investment income	566,288

Expenses:
Management fees	246,785
Investor service fees	68,551
Transfer agent fees	69,491
Professional fees	76,339
Portfolio accounting and administration fees	42,501
Interest expense	33,360
Custodian fees	3,689
Trustees’ fees*	2,327
Line of credit fees	81
Miscellaneous	13,517
Total expenses	556,641
Less:
Expenses reimbursed by Adviser	(27,420)
Net expenses	529,221
Net investment income	37,067

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(22,159)
Swap agreements	6,070,901
Futures contracts	(1,016,490)
Net realized gain	5,032,252
Net change in unrealized appreciation (depreciation) on:
Investments	5,915,424
Swap agreements	2,301,605
Futures contracts	582,351
Net change in unrealized appreciation (depreciation)	8,799,380
Net realized and unrealized gain	13,831,632
Net increase in net assets resulting from operations	$13,868,699

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 189

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$37,067	$97,631
Net realized gain on investments	5,032,252	8,553,278
Net change in unrealized appreciation (depreciation) on investments	8,799,380	2,975,705
Net increase in net assets resulting from operations	13,868,699	11,626,614

Distributions to shareholders	—	(183,943)

Capital share transactions:
Proceeds from sale of shares	93,576,590	140,348,577
Distributions reinvested	—	183,943
Cost of shares redeemed	(45,922,674)	(151,826,938)
Net increase (decrease) from capital share transactions	47,653,916	(11,294,418)
Net increase in net assets	61,522,615	148,253

Net assets:
Beginning of period	36,124,947	35,976,694
End of period	$97,647,562	$36,124,947

Capital share activity:
Shares sold	218,459	328,171
Shares issued from reinvestment of distributions	—	414
Shares redeemed	(102,570)	(359,049)
Net increase (decrease) in shares	115,889	(30,464)

190 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$483.69	$342.15	$236.13	$499.24	$315.43	$313.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	1.27	2.04	.07	(2.79)	(1.21)
Net gain (loss) on investments (realized and unrealized)	28.38	143.05	104.22	(192.13)	186.60	45.29 [f]
Total from investment operations	28.69	144.32	106.26	(192.06)	183.81	44.08
Less distributions from:
Net investment income	—	(2.78)	(.24)	—	—	(1.68)
Net realized gains	—	—	—	(71.05)	—	(40.18)
Total distributions	—	(2.78)	(.24)	(71.05)	—	(41.86)
Net asset value, end of period	$512.38	$483.69	$342.15	$236.13	$499.24	$315.43

Total Return[c]	5.93%	42.25%	45.04%	(39.77%)	58.27%	18.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$97,648	$36,125	$35,977	$16,482	$90,849	$36,688
Ratios to average net assets:
Net investment income (loss)	0.14%	0.30%	0.71%	0.02%	(0.68%)	(0.44%)
Total expenses[d]	2.03%	1.96%	1.93%	1.84%	1.75%	1.87%
Net expenses[e]	1.93%	1.86%	1.86%	1.77%	1.71%	1.83%
Portfolio turnover rate	67%	214%	436%	1,703%	2,834%	2,610%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuation market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 191

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
INVERSE S&P 500® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 20.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	11,574	$116,315
Guggenheim Strategy Fund II1	4,623	115,015
Total Mutual Funds
(Cost $227,677)		231,330

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 17.3%
Freddie Mac
4.23% due 07/02/25[2]	$100,000	99,988
Federal Home Loan Bank
4.15% due 07/10/25[2]	100,000	99,897
Total Federal Agency Discount Notes
(Cost $199,885)		199,885

U.S. TREASURY BILLS†† - 3.5%
U.S. Treasury Bills
3.94% due 07/08/25[2,3]	40,000	39,968
Total U.S. Treasury Bills
(Cost $39,968)		39,968

REPURCHASE AGREEMENTS††,4 - 59.8%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[5]	373,322	373,322
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[5]	161,088	161,088
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[5]	155,551	155,551
Total Repurchase Agreements
(Cost $689,961)		689,961

Total Investments - 100.6%
(Cost $1,157,491)		$1,161,144
Other Assets & Liabilities, net - (0.6)%		(6,790)
Total Net Assets - 100.0%		$1,154,354

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	2	Sep 2025	$625,150	$(21,978)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	4.73% (Federal Funds Rate + 0.40%)	At Maturity	09/24/25	19	$118,237	$(3,429)
BNP Paribas	S&P 500 Index	Receive	4.78% (Federal Funds Rate + 0.45%)	At Maturity	09/25/25	31	191,278	(5,543)
Barclays Bank plc	S&P 500 Index	Receive	4.99% (SOFR + 0.60%)	At Maturity	09/25/25	34	212,555	(6,159)
							$522,070	$(15,131)

192 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
INVERSE S&P 500® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$231,330	$—	$—	$231,330
Federal Agency Discount Notes	—	199,885	—	199,885
U.S. Treasury Bills	—	39,968	—	39,968
Repurchase Agreements	—	689,961	—	689,961
Total Assets	$231,330	$929,814	$—	$1,161,144

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$21,978	$—	$—	$21,978
Equity Index Swap Agreements**	—	15,131	—	15,131
Total Liabilities	$21,978	$15,131	$—	$37,109

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 193

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
INVERSE S&P 500® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$114,876	$—	$—	$—	$139	$115,015	4,623	$3,076
Guggenheim Ultra Short Duration Fund — Institutional Class	115,853	—	—	—	462	116,315	11,574	2,528
	$230,729	$—	$—	$—	$601	$231,330		$5,604

194 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $239,853)	$239,853
Investments in affiliated issuers, at value (cost $227,677)	231,330
Repurchase agreements, at value (cost $689,961)	689,961
Segregated cash with broker	12,537
Receivables:
Fund shares sold	8,946
Dividends	888
Interest	84
Total assets	1,183,599

Liabilities:
Unrealized depreciation on OTC swap agreements	15,131
Payable for:
Fund shares redeemed	4,132
Variation margin on futures contracts	2,775
Swap settlement	2,683
Management fees	870
Transfer agent fees	644
Investor service fees	248
Portfolio accounting and administration fees	55
Trustees’ fees*	14
Miscellaneous	2,693
Total liabilities	29,245
Net assets	$1,154,354

Net assets consist of:
Paid in capital	$20,833,897
Total distributable earnings (loss)	(19,679,543)
Net assets	$1,154,354
Capital shares outstanding	10,619
Net asset value per share	$108.71

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$5,604
Interest	27,362
Total investment income	32,966

Expenses:
Management fees	6,561
Investor service fees	1,822
Transfer agent fees	1,942
Professional fees	1,300
Portfolio accounting and administration fees	1,130
Custodian fees	139
Interest expense	120
Trustees’ fees*	77
Miscellaneous	935
Total expenses	14,026
Less:
Expenses reimbursed by Adviser	(729)
Expenses waived by Adviser	(144)
Total waived/reimbursed expenses	(873)
Net expenses	13,153
Net investment income	19,813

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	103,376
Futures contracts	5,356
Net realized gain	108,732
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(18)
Investments in affiliated issuers	601
Swap agreements	(17,926)
Futures contracts	(26,524)
Net change in unrealized appreciation (depreciation)	(43,867)
Net realized and unrealized gain	64,865
Net increase in net assets resulting from operations	$84,678

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 195

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,813	$54,501
Net realized gain (loss) on investments	108,732	(412,198)
Net change in unrealized appreciation (depreciation) on investments	(43,867)	30,313
Net increase (decrease) in net assets resulting from operations	84,678	(327,384)

Distributions to shareholders	—	(193,469)

Capital share transactions:
Proceeds from sale of shares	17,791,648	34,918,572
Distributions reinvested	—	193,469
Cost of shares redeemed	(17,733,263)	(34,752,743)
Net increase from capital share transactions	58,385	359,298
Net increase (decrease) in net assets	143,063	(161,555)

Net assets:
Beginning of period	1,011,291	1,172,846
End of period	$1,154,354	$1,011,291

Capital share activity*:
Shares sold	136,846	274,204
Shares issued from reinvestment of distributions	—	1,647
Shares redeemed	(135,077)	(274,814)
Net increase in shares	1,769	1,037

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

196 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a,g]	Year Ended December 31, 2024[g]	Year Ended December 31, 2023[g]	Year Ended December 31, 2022[g]	Year Ended December 31, 2021[g]	Year Ended December 31, 2020[g]
Per Share Data
Net asset value, beginning of period	$114.27	$150.11	$181.27	$155.49	$205.80	$276.44
Income (loss) from investment operations:
Net investment income (loss)[b]	1.59	4.60	5.55	.25	(2.65)	(2.40)
Net gain (loss) on investments (realized and unrealized)	(7.15)[h]	(23.84)	(32.56)	25.53 [f]	(47.66)	(66.54)
Total from investment operations	(5.56)	(19.24)	(27.01)	25.78	(50.31)	(68.94)
Less distributions from:
Net investment income	—	(16.60)	(4.15)	—	—	(1.70)
Total distributions	—	(16.60)	(4.15)	—	—	(1.70)
Net asset value, end of period	$108.71	$114.27	$150.11	$181.27	$155.49	$205.80

Total Return[c]	(4.87%)	(13.11%)	(14.95%)	16.56%	(24.44%)	(25.02%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,154	$1,011	$1,173	$6,156	$2,488	$1,407
Ratios to average net assets:
Net investment income (loss)	2.72%	3.65%	3.30%	0.13%	(1.48%)	(0.93%)
Total expenses[d]	1.92%	1.83%	1.86%	1.82%	1.74%	1.88%
Net expenses[e]	1.80%	1.69%	1.76%	1.75%	1.69%	1.83%
Portfolio turnover rate	—	—	—	—	1,675%	1,417%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.
[h]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the period because of the sales and purchases of fund shares in relation to fluctuating maret value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 197

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
S&P 500® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Consumer, Cyclical - 25.5%
Royal Caribbean Cruises Ltd.	2,855	$894,015
Carnival Corp.*	27,613	776,477
TKO Group Holdings, Inc.	3,394	617,538
Norwegian Cruise Line Holdings Ltd.*	29,650	601,302
United Airlines Holdings, Inc.*	7,424	591,173
Live Nation Entertainment, Inc.*	3,907	591,051
Tapestry, Inc.	5,490	482,077
Hilton Worldwide Holdings, Inc.	1,788	476,216
Delta Air Lines, Inc.	9,550	469,669
Marriott International, Inc. — Class A	1,458	398,340
Ralph Lauren Corp. — Class A	1,361	373,295
Wynn Resorts Ltd.	3,936	368,685
PulteGroup, Inc.	2,937	309,736
Tesla, Inc.*	873	277,317
Las Vegas Sands Corp.	6,173	268,588
Cummins, Inc.	795	260,363
Deckers Outdoor Corp.*	2,363	243,554
WW Grainger, Inc.	195	202,847
Chipotle Mexican Grill, Inc. — Class A*	3,328	186,867
Costco Wholesale Corp.	179	177,199
Williams-Sonoma, Inc.	878	143,439
Total Consumer, Cyclical		8,709,748

Technology - 17.1%
Palantir Technologies, Inc. — Class A*	6,088	829,916
NVIDIA Corp.	4,594	725,806
Crowdstrike Holdings, Inc. — Class A*	1,193	607,607
Fortinet, Inc.*	5,640	596,260
Broadcom, Inc.	1,878	517,671
Super Micro Computer, Inc.*	8,296	406,587
Fair Isaac Corp.*	193	352,796
ServiceNow, Inc.*	338	347,491
Paycom Software, Inc.	1,315	304,291
Fiserv, Inc.*	1,452	250,339
Oracle Corp.	1,143	249,894
International Business Machines Corp.	800	235,824
Tyler Technologies, Inc.*	302	179,038
Salesforce, Inc.	456	124,347
Dayforce, Inc.*	2,043	113,162
Total Technology		5,841,029

Industrial - 14.5%
Axon Enterprise, Inc.*	942	779,920
Howmet Aerospace, Inc.	3,867	719,765
GE Vernova, Inc.	819	433,374
Trane Technologies plc	957	418,601
Westinghouse Air Brake Technologies Corp.	1,483	310,466
Amphenol Corp. — Class A	3,003	296,546
Caterpillar, Inc.	761	295,428
TransDigm Group, Inc.	185	281,318
Hubbell, Inc.	642	262,199
Parker-Hannifin Corp.	322	224,907
Garmin Ltd.	925	193,066
Eaton Corporation plc	525	187,420
Republic Services, Inc. — Class A	754	185,944
Ingersoll Rand, Inc.	2,213	184,077
Lennox International, Inc.	312	178,851
Total Industrial		4,951,882

Communications - 13.0%
Booking Holdings, Inc.	99	573,135
Arista Networks, Inc.*	5,579	570,787
Uber Technologies, Inc.*	6,061	565,491
DoorDash, Inc. — Class A*	2,218	546,759
Netflix, Inc.*	332	444,591
Meta Platforms, Inc. — Class A	557	411,116
Expedia Group, Inc.	2,226	375,482
GoDaddy, Inc. — Class A*	2,040	367,323
Palo Alto Networks, Inc.*	1,169	239,224
Airbnb, Inc. — Class A*	1,434	189,776
Motorola Solutions, Inc.	373	156,832
Total Communications		4,440,516

Financial - 11.4%
Apollo Global Management, Inc.	3,436	487,466
American Express Co.	1,366	435,727
Synchrony Financial	5,427	362,198
Progressive Corp.	1,317	351,455
Arch Capital Group Ltd.	3,829	348,630
Ameriprise Financial, Inc.	599	319,704
CBRE Group, Inc. — Class A*	2,217	310,646
Iron Mountain, Inc. REIT	2,967	304,325
Brown & Brown, Inc.	2,561	283,938
Erie Indemnity Co. — Class A	719	249,342
Visa, Inc. — Class A	646	229,362
Mastercard, Inc. — Class A	384	215,785
Total Financial		3,898,578

Consumer, Non-cyclical - 9.4%
Quanta Services, Inc.	1,588	600,391
United Rentals, Inc.	617	464,848
Insulet Corp.*	1,278	401,522
Corpay, Inc.*	1,023	339,452
Intuitive Surgical, Inc.*	553	300,506
Boston Scientific Corp.*	2,350	252,413
Cintas Corp.	1,123	250,283
ResMed, Inc.	919	237,102
DaVita, Inc.*	1,479	210,684
Eli Lilly & Co.	191	148,890
Total Consumer, Non-cyclical		3,206,091

Utilities - 5.4%
Vistra Corp.	4,543	880,479
NRG Energy, Inc.	3,940	632,685
Constellation Energy Corp.	1,055	340,512
Total Utilities		1,853,676

198 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
S&P 500® PURE GROWTH FUND

	Shares	Value
Energy - 3.0%
Texas Pacific Land Corp.	473	$499,672
Hess Corp.	1,954	270,707
Targa Resources Corp.	1,522	264,950
Total Energy		1,035,329

Total Common Stocks
(Cost $25,713,188)		33,936,849

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$92,504	92,504
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	39,915	39,915
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	38,543	38,543
Total Repurchase Agreements
(Cost $170,962)		170,962

Total Investments - 99.8%
(Cost $25,884,150)		$34,107,811
Other Assets & Liabilities, net - 0.2%		55,738
Total Net Assets - 100.0%		$34,163,549

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,936,849	$—	$—	$33,936,849
Repurchase Agreements	—	170,962	—	170,962
Total Assets	$33,936,849	$170,962	$—	$34,107,811

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 199

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value (cost $25,713,188)	$33,936,849
Repurchase agreements, at value (cost $170,962)	170,962
Cash	873
Receivables:
Securities sold	1,439,301
Fund shares sold	49,364
Dividends	7,290
Interest	21
Securities lending income	5
Total assets	35,604,665

Liabilities:
Payable for:
Fund shares redeemed	1,345,145
Management fees	17,893
Transfer agent fees	12,681
Investor service fees	5,964
Portfolio accounting and administration fees	2,505
Trustees’ fees*	299
Miscellaneous	56,629
Total liabilities	1,441,116
Net assets	$34,163,549

Net assets consist of:
Paid in capital	$24,177,586
Total distributable earnings (loss)	9,985,963
Net assets	$34,163,549
Capital shares outstanding	554,561
Net asset value per share	$61.60

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends	$91,261
Interest	5,143
Income from securities lending, net	31
Total investment income	96,435

Expenses:
Management fees	106,060
Investor service fees	35,354
Transfer agent fees	39,934
Professional fees	30,152
Portfolio accounting and administration fees	21,919
Custodian fees	1,988
Trustees’ fees*	1,907
Line of credit fees	9
Miscellaneous	10,741
Total expenses	248,064
Less:
Expenses reimbursed by Adviser	(7,071)
Net expenses	240,993
Net investment loss	(144,558)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(702,325)
Net realized loss	(702,325)
Net change in unrealized appreciation (depreciation) on:
Investments	3,414,195
Net change in unrealized appreciation (depreciation)	3,414,195
Net realized and unrealized gain	2,711,870
Net increase in net assets resulting from operations	$2,567,312

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

200 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(144,558)	$(267,424)
Net realized gain (loss) on investments	(702,325)	3,901,016
Net change in unrealized appreciation (depreciation) on investments	3,414,195	2,569,712
Net increase in net assets resulting from operations	2,567,312	6,203,304

Distributions to shareholders	—	(122,311)

Capital share transactions:
Proceeds from sale of shares	34,394,742	69,693,909
Distributions reinvested	—	122,311
Cost of shares redeemed	(31,132,338)	(70,008,171)
Net increase (decrease) from capital share transactions	3,262,404	(191,951)
Net increase in net assets	5,829,716	5,889,042

Net assets:
Beginning of period	28,333,833	22,444,791
End of period	$34,163,549	$28,333,833

Capital share activity:
Shares sold	607,449	1,379,845
Shares issued from reinvestment of distributions	—	2,418
Shares redeemed	(560,494)	(1,381,420)
Net increase in shares	46,955	843

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 201

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$55.82	$44.29	$41.60	$70.09	$55.17	$54.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	(.50)	.03	(.27)	(.84)	(.48)
Net gain (loss) on investments (realized and unrealized)	6.06	12.28	2.66	(19.18)	16.03	13.22
Total from investment operations	5.78	11.78	2.69	(19.45)	15.19	12.74
Less distributions from:
Net investment income	—	(.03)	—	—	—	—
Net realized gains	—	(.22)	—	(9.04)	(.27)	(12.06)
Total distributions	—	(.25)	—	(9.04)	(.27)	(12.06)
Net asset value, end of period	$61.60	$55.82	$44.29	$41.60	$70.09	$55.17

Total Return[c]	10.35%	26.67%	6.47%	(28.35%)	27.59%	27.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,164	$28,334	$22,445	$23,407	$52,617	$35,292
Ratios to average net assets:
Net investment income (loss)	(1.02%)	(0.98%)	0.06%	(0.53%)	(1.34%)	(0.94%)
Total expenses	1.75%	1.69%	1.71%	1.67%	1.60%	1.73%
Net expenses[d]	1.70%	1.64%	1.69%	1.67%	1.60%	1.73%
Portfolio turnover rate	99%	284%	182%	139%	155%	159%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

202 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
S&P 500® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Non-cyclical - 31.2%
CVS Health Corp.	8,141	$561,566
Archer-Daniels-Midland Co.	7,339	387,352
Centene Corp.*	7,071	383,814
Bunge Global S.A.	4,535	364,070
Kroger Co.	4,378	314,034
Cardinal Health, Inc.	1,767	296,856
Tyson Foods, Inc. — Class A	4,896	273,882
Humana, Inc.	1,105	270,150
Cencora, Inc. — Class A	882	264,468
Cigna Group	790	261,158
McKesson Corp.	355	260,137
Kraft Heinz Co.	7,404	191,171
Elevance Health, Inc.	488	189,812
Molina Healthcare, Inc.*	612	182,315
Viatris, Inc.	19,111	170,661
Molson Coors Beverage Co. — Class B	3,539	170,191
Universal Health Services, Inc. — Class B	645	116,842
Sysco Corp.	1,517	114,897
Henry Schein, Inc.*	1,317	96,207
Conagra Brands, Inc.	4,680	95,800
J M Smucker Co.	879	86,318
Biogen, Inc.*	605	75,982
Baxter International, Inc.	2,475	74,943
Global Payments, Inc.	794	63,552
Total Consumer, Non-cyclical		5,266,178

Financial - 18.3%
Citigroup, Inc.	3,460	294,515
American International Group, Inc.	2,613	223,647
Loews Corp.	2,269	207,977
Franklin Resources, Inc.	8,715	207,853
Invesco Ltd.	12,588	198,513
Everest Group Ltd.	561	190,656
Prudential Financial, Inc.	1,717	184,474
Citizens Financial Group, Inc.	3,478	155,640
State Street Corp.	1,165	123,886
MetLife, Inc.	1,529	122,962
Capital One Financial Corp.	575	122,337
Allstate Corp.	487	98,038
Assurant, Inc.	453	89,463
Bank of America Corp.	1,873	88,630
Travelers Companies, Inc.	321	85,880
VICI Properties, Inc. REIT	2,597	84,662
Truist Financial Corp.	1,927	82,842
Alexandria Real Estate Equities, Inc. REIT	1,098	79,748
Chubb Ltd.	270	78,224
M&T Bank Corp.	400	77,596
Principal Financial Group, Inc.	953	75,697
Huntington Bancshares, Inc.	4,393	73,627
KeyCorp	4,066	70,830
Regions Financial Corp.	2,983	70,160
Total Financial		3,087,857

Consumer, Cyclical - 18.0%
Ford Motor Co.	40,897	443,732
General Motors Co.	8,375	412,134
Dollar General Corp.	2,927	334,790
Walgreens Boots Alliance, Inc.*	23,361	268,185
Dollar Tree, Inc.*	2,480	245,619
Aptiv plc*	3,155	215,234
LKQ Corp.	4,511	166,952
CarMax, Inc.*	2,395	160,968
Southwest Airlines Co.	4,336	140,660
Best Buy Company, Inc.	1,802	120,968
MGM Resorts International*	2,946	101,313
Target Corp.	981	96,776
Caesars Entertainment, Inc.*	3,373	95,760
Genuine Parts Co.	752	91,225
Lennar Corp. — Class A	677	74,883
DR Horton, Inc.	470	60,592
Total Consumer, Cyclical		3,029,791

Energy - 9.1%
Valero Energy Corp.	2,362	317,500
Marathon Petroleum Corp.	1,624	269,763
Phillips 66	2,183	260,432
APA Corp.	6,938	126,896
Equities Corp.	1,635	95,353
Devon Energy Corp.	2,596	82,579
Exxon Mobil Corp.	757	81,604
Chevron Corp.	520	74,459
Diamondback Energy, Inc.	540	74,196
Occidental Petroleum Corp.	1,762	74,022
Coterra Energy, Inc. — Class A	2,848	72,282
Total Energy		1,529,086

Basic Materials - 6.2%
Mosaic Co.	12,383	451,732
LyondellBasell Industries N.V. — Class A	2,178	126,019
Dow, Inc.	3,922	103,855
Nucor Corp.	787	101,948
Steel Dynamics, Inc.	539	68,997
International Paper Co.	1,389	65,047
DuPont de Nemours, Inc.	914	62,691
Eastman Chemical Co.	818	61,072
Total Basic Materials		1,041,361

Communications - 5.9%
Paramount Global — Class B	27,009	348,416
Warner Bros Discovery, Inc.*	21,951	251,559
AT&T, Inc.	4,522	130,867
Verizon Communications, Inc.	1,982	85,761
Comcast Corp. — Class A	2,276	81,230
Fox Corp. — Class A	1,158	64,894
Fox Corp. — Class B	690	35,625
Total Communications		998,352

Industrial - 5.5%
Huntington Ingalls Industries, Inc.	906	218,763
Mohawk Industries, Inc.*	1,665	174,559

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 203

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
S&P 500® PURE VALUE FUND

	Shares	Value
Jabil, Inc.	792	$172,735
Stanley Black & Decker, Inc.	1,650	111,787
Smurfit WestRock plc	2,243	96,785
FedEx Corp.	348	79,104
Textron, Inc.	980	78,684
Total Industrial		932,417

Utilities - 3.6%
Exelon Corp.	2,831	122,922
Evergy, Inc.	1,364	94,020
AES Corp.	8,763	92,187
Consolidated Edison, Inc.	848	85,097
Pinnacle West Capital Corp.	924	82,670
Eversource Energy	1,195	76,026
PG&E Corp.	4,057	56,555
Total Utilities		609,477

Technology - 1.7%
Hewlett Packard Enterprise Co.	8,248	168,671
Intel Corp.*	5,577	124,925
Total Technology		293,596

Total Common Stocks
(Cost $12,490,569)		16,788,115

REPURCHASE AGREEMENTS††,1 - 0.3%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	26,656	26,656
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	11,502	11,502
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	11,106	11,106
Total Repurchase Agreements
(Cost $49,264)		49,264

Total Investments - 99.8%
(Cost $12,539,833)		$16,837,379
Other Assets & Liabilities, net - 0.2%		37,414
Total Net Assets - 100.0%		$16,874,793

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,788,115	$—	$—	$16,788,115
Repurchase Agreements	—	49,264	—	49,264
Total Assets	$16,788,115	$49,264	$—	$16,837,379

204 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value (cost $12,490,569)	$16,788,115
Repurchase agreements, at value (cost $49,264)	49,264
Receivables:
Securities sold	85,968
Dividends	17,494
Interest	6
Total assets	16,940,847

Liabilities:
Payable for:
Professional fees	13,594
Management fees	9,934
Printing fees	9,791
Transfer agent fees	8,166
Fund shares redeemed	5,706
Investor service fees	3,311
Portfolio accounting and administration fees	1,391
Licensing fees	1,332
Trustees’ fees*	197
Miscellaneous	12,632
Total liabilities	66,054
Net assets	$16,874,793

Net assets consist of:
Paid in capital	$14,758,029
Total distributable earnings (loss)	2,116,764
Net assets	$16,874,793
Capital shares outstanding	266,613
Net asset value per share	$63.29

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $10)	$255,152
Interest	2,986
Income from securities lending, net	212
Total investment income	258,350

Expenses:
Management fees	69,933
Investor service fees	23,311
Transfer agent fees	26,582
Professional fees	17,572
Portfolio accounting and administration fees	14,453
Custodian fees	1,318
Trustees’ fees*	1,289
Line of credit fees	3
Miscellaneous	8,979
Total expenses	163,440
Less:
Expenses reimbursed by Adviser	(4,662)
Net expenses	158,778
Net investment income	99,572

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(822,305)
Net realized loss	(822,305)
Net change in unrealized appreciation (depreciation) on:
Investments	1,235,553
Net change in unrealized appreciation (depreciation)	1,235,553
Net realized and unrealized gain	413,248
Net increase in net assets resulting from operations	$512,820

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 205

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$99,572	$208,582
Net realized gain (loss) on investments	(822,305)	1,744,012
Net change in unrealized appreciation (depreciation) on investments	1,235,553	(175,473)
Net increase in net assets resulting from operations	512,820	1,777,121

Distributions to shareholders	—	(247,566)

Capital share transactions:
Proceeds from sale of shares	26,473,941	40,093,751
Distributions reinvested	—	247,566
Cost of shares redeemed	(28,453,473)	(43,003,724)
Net decrease from capital share transactions	(1,979,532)	(2,662,407)
Net decrease in net assets	(1,466,712)	(1,132,852)

Net assets:
Beginning of period	18,341,505	19,474,357
End of period	$16,874,793	$18,341,505

Capital share activity:
Shares sold	439,211	687,536
Shares issued from reinvestment of distributions	—	4,233
Shares redeemed	(475,860)	(740,653)
Net decrease in shares	(36,649)	(48,884)

206 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$60.48	$55.30	$52.80	$61.26	$46.76	$58.01
Income (loss) from investment operations:
Net investment income (loss)[b]	.32	.62	.56	.50	.50	.46
Net gain (loss) on investments (realized and unrealized)	2.49	5.35	2.73	(2.25)	14.56	(7.59)
Total from investment operations	2.81	5.97	3.29	(1.75)	15.06	(7.13)
Less distributions from:
Net investment income	—	(.79)	(.79)	(.57)	(.36)	(.85)
Net realized gains	—	—	—	(6.14)	(.20)	(3.27)
Total distributions	—	(.79)	(.79)	(6.71)	(.56)	(4.12)
Net asset value, end of period	$63.29	$60.48	$55.30	$52.80	$61.26	$46.76

Total Return[c]	4.65%	10.84%	6.29%	(2.55%)	32.32%	(10.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,875	$18,342	$19,474	$33,199	$30,303	$25,999
Ratios to average net assets:
Net investment income (loss)	1.07%	1.07%	1.07%	0.86%	0.87%	1.08%
Total expenses	1.75%	1.69%	1.70%	1.67%	1.59%	1.73%
Net expenses[d]	1.70%	1.64%	1.69%	1.67%	1.59%	1.73%
Portfolio turnover rate	127%	216%	88%	280%	184%	157%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 207

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Industrial - 25.6%
Comfort Systems USA, Inc.	417	$223,599
EMCOR Group, Inc.	340	181,863
MasTec, Inc.*	836	142,479
RBC Bearings, Inc.*	335	128,908
Chart Industries, Inc.*	705	116,078
AAON, Inc.	1,480	109,150
Kirby Corp.*	946	107,286
Curtiss-Wright Corp.	213	104,061
Clean Harbors, Inc.*	447	103,338
Woodward, Inc.	354	86,762
BWX Technologies, Inc.	577	83,123
Fabrinet*	280	82,510
Eagle Materials, Inc.	407	82,259
TopBuild Corp.*	240	77,698
Acuity, Inc.	255	76,077
Esab Corp.	626	75,465
nVent Electric plc	1,024	75,008
Applied Industrial Technologies, Inc.	298	69,270
Belden, Inc.	550	63,690
Tetra Tech, Inc.	1,741	62,606
Mueller Industries, Inc.	751	59,682
Knife River Corp.*	718	58,617
Owens Corning	379	52,120
Coherent Corp.*	583	52,009
Carlisle Companies, Inc.	138	51,529
Louisiana-Pacific Corp.	422	36,288
Saia, Inc.*	114	31,235
Total Industrial		2,392,710

Consumer, Non-cyclical - 24.3%
Roivant Sciences Ltd.*	17,812	200,741
Exelixis, Inc.*	3,860	170,129
Shift4 Payments, Inc. — Class A*,1	1,655	164,027
Masimo Corp.*	839	141,137
Globus Medical, Inc. — Class A*	2,186	129,018
Sprouts Farmers Market, Inc.*	747	122,986
RB Global, Inc.	1,126	119,570
Halozyme Therapeutics, Inc.*	2,154	112,051
Pilgrim’s Pride Corp.	2,337	105,118
Lantheus Holdings, Inc.*	1,283	105,026
Paylocity Holding Corp.*	567	102,734
Medpace Holdings, Inc.*	307	96,355
Valvoline, Inc.*	2,294	86,874
H&R Block, Inc.	1,528	83,872
United Therapeutics Corp.*	288	82,757
Neurocrine Biosciences, Inc.*	643	80,819
Grand Canyon Education, Inc.*	421	79,569
elf Beauty, Inc.*	592	73,668
Coca-Cola Consolidated, Inc.	612	68,330
HealthEquity, Inc.*	613	64,218
Ensign Group, Inc.	391	60,316
Sarepta Therapeutics, Inc.*	1,316	22,504
Total Consumer, Non-cyclical		2,271,819

Consumer, Cyclical - 14.5%
Planet Fitness, Inc. — Class A*	1,318	143,728
Texas Roadhouse, Inc. — Class A	711	133,248
Wingstop, Inc.	362	121,900
Hyatt Hotels Corp. — Class A	857	119,680
Hilton Grand Vacations, Inc.*	2,525	104,863
Alaska Air Group, Inc.*	2,116	104,700
American Airlines Group, Inc.*	8,978	100,733
Toll Brothers, Inc.	832	94,956
Travel + Leisure Co.	1,792	92,485
Abercrombie & Fitch Co. — Class A*	1,051	87,075
Murphy USA, Inc.	197	80,140
Crocs, Inc.*	652	66,035
Churchill Downs, Inc.	611	61,711
Choice Hotels International, Inc.[1]	352	44,662
Total Consumer, Cyclical		1,355,916

Financial - 10.9%
Interactive Brokers Group, Inc. — Class A	2,958	163,903
RenaissanceRe Holdings Ltd.	581	141,125
Kinsale Capital Group, Inc.	262	126,782
Hamilton Lane, Inc. — Class A	834	118,528
East West Bancorp, Inc.	971	98,052
Ryan Specialty Holdings, Inc.	1,442	98,041
Western Alliance Bancorporation	1,187	92,562
SLM Corp.	2,184	71,613
Equitable Holdings, Inc.	1,203	67,488
Houlihan Lokey, Inc.	263	47,327
Total Financial		1,025,421

Technology - 10.0%
Guidewire Software, Inc.*	634	149,275
ExlService Holdings, Inc.*	2,507	109,782
Appfolio, Inc. — Class A*	446	102,705
CommVault Systems, Inc.*	575	100,240
DocuSign, Inc.*	1,108	86,302
Pegasystems, Inc.	1,476	79,896
Doximity, Inc. — Class A*	1,288	79,006
Parsons Corp.*	1,076	77,225
Okta, Inc.*	621	62,081
Dynatrace, Inc.*	961	53,057
Manhattan Associates, Inc.*	201	39,691
Total Technology		939,260

Energy - 5.7%
Valaris Ltd.*	4,196	176,693
Permian Resources Corp.	7,906	107,680
CNX Resources Corp.*	2,601	87,602
Viper Energy, Inc.	2,146	81,827
DT Midstream, Inc.	693	76,168
Total Energy		529,970

Basic Materials - 4.6%
Carpenter Technology Corp.	985	272,234
ATI, Inc.*	1,867	161,197
Total Basic Materials		433,431

208 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
Communications - 4.1%
Hims & Hers Health, Inc.*,1	5,278	$263,108
Chewy, Inc. — Class A*	2,766	117,887
Total Communications		380,995

Total Common Stocks
(Cost $7,857,191)		9,329,522

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$39,445	39,445
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	17,021	17,021
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	16,436	16,436
Total Repurchase Agreements
(Cost $72,902)		72,902

SECURITIES LENDING COLLATERAL†,3 - 3.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	358,741	358,741
Total Securities Lending Collateral
(Cost $358,741)		358,741

Total Investments - 104.3%
(Cost $8,288,834)		$9,761,165
Other Assets & Liabilities, net - (4.3)%		(399,018)
Total Net Assets - 100.0%		$9,362,147

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,329,522	$—	$—	$9,329,522
Repurchase Agreements	—	72,902	—	72,902
Securities Lending Collateral	358,741	—	—	358,741
Total Assets	$9,688,263	$72,902	$—	$9,761,165

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 209

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $353,798 of securities loaned (cost $8,215,932)	$9,688,263
Repurchase agreements, at value (cost $72,902)	72,902
Cash	284
Receivables:
Dividends	2,501
Foreign tax reclaims	131
Securities lending income	36
Interest	9
Total assets	9,764,126

Liabilities:
Payable for:
Return of securities lending collateral	358,741
Fund shares redeemed	9,327
Management fees	5,952
Transfer agent fees	4,451
Investor service fees	1,984
Portfolio accounting and administration fees	833
Trustees’ fees*	108
Miscellaneous	20,583
Total liabilities	401,979
Net assets	$9,362,147

Net assets consist of:
Paid in capital	$7,772,870
Total distributable earnings (loss)	1,589,277
Net assets	$9,362,147
Capital shares outstanding	244,633
Net asset value per share	$38.27

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $113)	$50,852
Interest	1,813
Income from securities lending, net	154
Total investment income	52,819

Expenses:
Management fees	36,975
Transfer agent fees	14,454
Investor service fees	12,325
Professional fees	9,932
Portfolio accounting and administration fees	7,641
Trustees’ fees*	757
Custodian fees	708
Line of credit fees	17
Miscellaneous	3,654
Total expenses	86,463
Less:
Expenses reimbursed by Adviser	(2,465)
Net expenses	83,998
Net investment loss	(31,179)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(167,453)
Net realized loss	(167,453)
Net change in unrealized appreciation (depreciation) on:
Investments	79,785
Net change in unrealized appreciation (depreciation)	79,785
Net realized and unrealized loss	(87,668)
Net decrease in net assets resulting from operations	$(118,847)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

210 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(31,179)	$(121,144)
Net realized gain (loss) on investments	(167,453)	1,360,431
Net change in unrealized appreciation (depreciation) on investments	79,785	335,605
Net increase (decrease) in net assets resulting from operations	(118,847)	1,574,892

Distributions to shareholders	—	(981)

Capital share transactions:
Proceeds from sale of shares	6,198,366	37,472,204
Distributions reinvested	—	981
Cost of shares redeemed	(8,818,564)	(35,924,565)
Net increase (decrease) from capital share transactions	(2,620,198)	1,548,620
Net increase (decrease) in net assets	(2,739,045)	3,122,531

Net assets:
Beginning of period	12,101,192	8,978,661
End of period	$9,362,147	$12,101,192

Capital share activity:
Shares sold	164,835	976,987
Shares issued from reinvestment of distributions	—	25
Shares redeemed	(236,953)	(933,202)
Net increase (decrease) in shares	(72,118)	43,810

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 211

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$38.20	$32.90	$28.69	$46.84	$45.31	$36.17
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.35)	(.16)	(.19)	(.59)	(.41)
Net gain (loss) on investments (realized and unrealized)	.19 [e]	5.65	4.37	(10.46)	6.04	11.04
Total from investment operations	.07	5.30	4.21	(10.65)	5.45	10.63
Less distributions from:
Net realized gains	—	— [f]	—	(7.50)	(3.92)	(1.49)
Total distributions	—	—	—	(7.50)	(3.92)	(1.49)
Net asset value, end of period	$38.27	$38.20	$32.90	$28.69	$46.84	$45.31

Total Return[c]	0.18%	16.15%	14.67%	(22.62%)	12.21%	30.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,362	$12,101	$8,979	$11,962	$18,633	$20,870
Ratios to average net assets:
Net investment income (loss)	(0.63%)	(0.92%)	(0.52%)	(0.55%)	(1.23%)	(1.13%)
Total expenses	1.75%	1.69%	1.71%	1.67%	1.60%	1.72%
Net expenses[d]	1.70%	1.64%	1.69%	1.67%	1.60%	1.72%
Portfolio turnover rate	58%	322%	197%	227%	159%	204%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]	Less than $0.01.

212 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.2%

Consumer, Cyclical - 26.4%
Goodyear Tire & Rubber Co.*	21,518	$223,142
Lear Corp.	1,806	171,534
AutoNation, Inc.*	708	140,644
Lithia Motors, Inc. — Class A	411	138,844
Macy’s, Inc.	11,237	131,024
Penske Automotive Group, Inc.	742	127,483
Whirlpool Corp.	1,070	108,519
WESCO International, Inc.	453	83,896
Thor Industries, Inc.	853	75,755
PVH Corp.	895	61,397
Visteon Corp.*	655	61,111
Taylor Morrison Home Corp. — Class A*	975	59,885
Harley-Davidson, Inc.	2,496	58,906
Gap, Inc.	2,241	48,876
Capri Holdings Ltd.*	2,733	48,374
Polaris, Inc.	1,079	43,861
Aramark	1,016	42,540
Marriott Vacations Worldwide Corp.	556	40,204
Under Armour, Inc. — Class A*	2,452	16,747
Under Armour, Inc. — Class C*	1,706	11,072
Total Consumer, Cyclical		1,693,814

Industrial - 17.2%
Avnet, Inc.	3,698	196,290
Arrow Electronics, Inc.*	1,536	195,733
TD SYNNEX Corp.	1,413	191,744
Greif, Inc. — Class A	1,196	77,728
AGCO Corp.	728	75,100
Oshkosh Corp.	648	73,574
Flex Ltd.*	1,246	62,200
CNH Industrial N.V.	4,679	60,640
Terex Corp.	1,251	58,409
Sonoco Products Co.	953	41,513
Fluor Corp.*	678	34,761
Knight-Swift Transportation Holdings, Inc.	784	34,676
Total Industrial		1,102,368

Consumer, Non-cyclical - 14.9%
Avis Budget Group, Inc.*	909	153,666
Performance Food Group Co.*	1,302	113,886
Albertsons Companies, Inc. — Class A	5,071	109,077
ManpowerGroup, Inc.	2,578	104,151
Perrigo Company plc	3,825	102,204
Graham Holdings Co. — Class B	101	95,563
US Foods Holding Corp.*	1,013	78,011
Darling Ingredients, Inc.*	1,409	53,457
GXO Logistics, Inc.*	1,025	49,918
Acadia Healthcare Company, Inc.*	1,614	36,622
Insperity, Inc.	564	33,908
Coty, Inc. — Class A*	5,821	27,068
Total Consumer, Non-cyclical		957,531

Financial - 14.8%
Brighthouse Financial, Inc.*	2,174	116,896
Reinsurance Group of America, Inc. — Class A	399	79,146
Ally Financial, Inc.	1,830	71,279
Unum Group	849	68,565
Valley National Bancorp	7,554	67,457
CNO Financial Group, Inc.	1,456	56,172
Associated Banc-Corp.	2,198	53,609
Kilroy Realty Corp. REIT[1]	1,463	50,196
FNB Corp.	3,324	48,464
Old Republic International Corp.	1,239	47,627
Essent Group Ltd.	782	47,491
Bank OZK	997	46,919
Kemper Corp.	718	46,340
Hanover Insurance Group, Inc.	242	41,109
First American Financial Corp.	668	41,008
Starwood Property Trust, Inc. REIT	1,892	37,972
Prosperity Bancshares, Inc.	472	33,153
Total Financial		953,403

Energy - 11.7%
HF Sinclair Corp.	5,590	229,637
PBF Energy, Inc. — Class A	7,150	154,941
NOV, Inc.	7,654	95,139
Chord Energy Corp.	769	74,478
Civitas Resources, Inc.	2,620	72,102
Ovintiv, Inc.	1,691	64,343
Murphy Oil Corp.	2,821	63,472
Total Energy		754,112

Technology - 6.4%
Concentrix Corp.	5,358	283,197
BILL Holdings, Inc.*	1,079	49,914
Amkor Technology, Inc.	1,908	40,049
Maximus, Inc.	515	36,153
Total Technology		409,313

Utilities - 4.4%
UGI Corp.	2,063	75,134
Northwestern Energy Group, Inc.	864	44,323
Spire, Inc.	587	42,845
Southwest Gas Holdings, Inc.	568	42,254
Portland General Electric Co.	1,006	40,874
Black Hills Corp.	614	34,445
Total Utilities		279,875

Basic Materials - 3.4%
Cleveland-Cliffs, Inc.*	16,714	127,027
Commercial Metals Co.	898	43,921
Ashland, Inc.	583	29,313
Olin Corp.	1,009	20,271
Total Basic Materials		220,532

Total Common Stocks
(Cost $5,160,443)		6,370,948

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 213

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
S&P MIDCAP 400® PURE VALUE FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$25,115	$25,115
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	10,837	10,837
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	10,465	10,465
Total Repurchase Agreements
(Cost $46,417)		46,417

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	38,944	38,944
Total Securities Lending Collateral
(Cost $38,944)		38,944

Total Investments - 100.5%
(Cost $5,245,804)		$6,456,309
Other Assets & Liabilities, net - (0.5)%		(33,595)
Total Net Assets - 100.0%		$6,422,714

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,370,948	$—	$—	$6,370,948
Repurchase Agreements	—	46,417	—	46,417
Securities Lending Collateral	38,944	—	—	38,944
Total Assets	$6,409,892	$46,417	$—	$6,456,309

214 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $37,638 of securities loaned (cost $5,199,387)	$6,409,892
Repurchase agreements, at value (cost $46,417)	46,417
Receivables:
Fund shares sold	22,467
Dividends	7,468
Securities lending income	6
Interest	6
Total assets	6,486,256

Liabilities:
Payable for:
Return of securities lending collateral	38,944
Professional fees	5,311
Management fees	4,034
Transfer agent fees	3,081
Investor service fees	1,345
Fund shares redeemed	1,076
Portfolio accounting and administration fees	565
Trustees’ fees*	75
Miscellaneous	9,111
Total liabilities	63,542
Net assets	$6,422,714

Net assets consist of:
Paid in capital	$5,379,471
Total distributable earnings (loss)	1,043,243
Net assets	$6,422,714
Capital shares outstanding	126,832
Net asset value per share	$50.64

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends	$89,402
Interest	1,192
Income from securities lending, net	26
Total investment income	90,620

Expenses:
Management fees	26,556
Investor service fees	8,852
Transfer agent fees	10,228
Professional fees	7,087
Portfolio accounting and administration fees	5,488
Trustees’ fees*	517
Custodian fees	505
Line of credit fees	100
Miscellaneous	2,813
Total expenses	62,146
Less:
Expenses reimbursed by Adviser	(1,771)
Net expenses	60,375
Net investment income	30,245

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(249,032)
Net realized loss	(249,032)
Net change in unrealized appreciation (depreciation) on:
Investments	97,302
Net change in unrealized appreciation (depreciation)	97,302
Net realized and unrealized loss	(151,730)
Net decrease in net assets resulting from operations	$(121,485)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 215

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$30,245	$11,395
Net realized gain (loss) on investments	(249,032)	995,099
Net change in unrealized appreciation (depreciation) on investments	97,302	(895,240)
Net increase (decrease) in net assets resulting from operations	(121,485)	111,254

Distributions to shareholders	—	(361,848)

Capital share transactions:
Proceeds from sale of shares	8,341,915	9,545,572
Distributions reinvested	—	361,848
Cost of shares redeemed	(9,358,304)	(13,586,185)
Net decrease from capital share transactions	(1,016,389)	(3,678,765)
Net decrease in net assets	(1,137,874)	(3,929,359)

Net assets:
Beginning of period	7,560,588	11,489,947
End of period	$6,422,714	$7,560,588

Capital share activity:
Shares sold	164,712	187,884
Shares issued from reinvestment of distributions	—	7,529
Shares redeemed	(187,436)	(271,582)
Net decrease in shares	(22,724)	(76,169)

216 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$50.55	$50.90	$39.82	$54.73	$43.24	$42.15
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.07	.01	.29	.26	.09
Net gain (loss) on investments (realized and unrealized)	(.12)	2.05	11.07	(3.74)	13.11	2.49
Total from investment operations	.09	2.12	11.08	(3.45)	13.37	2.58
Less distributions from:
Net investment income	—	(.04)	—	(.55)	(.04)	(.15)
Net realized gains	—	(2.43)	—	(10.91)	(1.84)	(1.34)
Total distributions	—	(2.47)	—	(11.46)	(1.88)	(1.49)
Net asset value, end of period	$50.64	$50.55	$50.90	$39.82	$54.73	$43.24

Total Return[c]	0.18%	4.42%	27.83%	(5.22%)	31.25%	7.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,423	$7,561	$11,490	$12,027	$13,823	$16,368
Ratios to average net assets:
Net investment income (loss)	0.85%	0.14%	0.02%	0.63%	0.49%	0.27%
Total expenses	1.76%	1.69%	1.71%	1.67%	1.59%	1.72%
Net expenses[d]	1.71%	1.64%	1.69%	1.67%	1.59%	1.72%
Portfolio turnover rate	122%	152%	238%	257%	216%	320%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 217

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Consumer, Non-cyclical - 27.9%
Protagonist Therapeutics, Inc.*	3,127	$172,829
Corcept Therapeutics, Inc.*	1,961	143,938
TG Therapeutics, Inc.*	3,914	140,865
Adtalem Global Education, Inc.*	1,076	136,900
Chefs’ Warehouse, Inc.*	2,059	131,385
TransMedics Group, Inc.*	948	127,042
ADMA Biologics, Inc.*	6,183	112,592
Cal-Maine Foods, Inc.	1,111	110,689
UFP Technologies, Inc.*	384	93,757
Catalyst Pharmaceuticals, Inc.*	4,229	91,769
Krystal Biotech, Inc.*	637	87,562
Stride, Inc.*	504	73,176
Harmony Biosciences Holdings, Inc.*	2,035	64,306
ICU Medical, Inc.*	475	62,771
Collegium Pharmaceutical, Inc.*	1,998	59,081
Phibro Animal Health Corp. — Class A	2,290	58,487
CorVel Corp.*	544	55,912
LeMaitre Vascular, Inc.	633	52,571
Verra Mobility Corp.*	1,954	49,612
Inspire Medical Systems, Inc.*	381	49,442
Astrana Health, Inc.*	1,765	43,913
Integer Holdings Corp.*	353	43,408
BioLife Solutions, Inc.*	1,999	43,059
Artivion, Inc.*	1,343	41,767
ANI Pharmaceuticals, Inc.*	590	38,497
PROG Holdings, Inc.	1,297	38,067
Vericel Corp.*	867	36,891
Glaukos Corp.*	327	33,776
GEO Group, Inc.*	1,354	32,428
Inter Parfums, Inc.	223	29,282
RadNet, Inc.*	483	27,488
Arcus Biosciences, Inc.*	3,190	25,967
Payoneer Global, Inc.*	3,031	20,762
Ligand Pharmaceuticals, Inc.*,†††	169	—
Ligand Pharmaceuticals, Inc.*,†††	169	—
Total Consumer, Non-cyclical		2,329,991

Financial - 21.4%
Palomar Holdings, Inc.*	1,042	160,728
Acadian Asset Management, Inc.	3,308	116,574
Axos Financial, Inc.*	1,389	105,620
Trupanion, Inc.*	1,899	105,110
Enova International, Inc.*	855	95,350
HCI Group, Inc.	561	85,384
Pathward Financial, Inc.	1,062	84,025
MARA Holdings, Inc.*	5,177	81,175
Bancorp, Inc.*	1,176	66,997
Mercury General Corp.	992	66,801
WisdomTree, Inc.	5,648	65,008
Cleanspark, Inc.*	5,839	64,404
PJT Partners, Inc. — Class A	382	63,034
DiamondRock Hospitality Co. REIT	8,129	62,268
Xenia Hotels & Resorts, Inc. REIT	4,534	56,992
Ryman Hospitality Properties, Inc. REIT	573	56,538
Preferred Bank/Los Angeles CA	640	55,389
Goosehead Insurance, Inc. — Class A	517	54,549
Sunstone Hotel Investors, Inc. REIT	5,556	48,226
NMI Holdings, Inc. — Class A*	1,137	47,970
Virtu Financial, Inc. — Class A	953	42,685
ServisFirst Bancshares, Inc.	451	34,957
Essential Properties Realty Trust, Inc. REIT	1,047	33,410
Outfront Media, Inc. REIT[1]	1,771	28,903
BancFirst Corp.	211	26,084
Curbline Properties Corp. REIT	1,140	26,026
City Holding Co.	209	25,586
NexPoint Residential Trust, Inc. REIT	732	24,390
Total Financial		1,784,183

Industrial - 20.3%
DXP Enterprises, Inc.*	1,462	128,144
AZZ, Inc.	1,202	113,565
Dycom Industries, Inc.*	419	102,400
Powell Industries, Inc.	450	94,703
SPX Technologies, Inc.*	526	88,200
Sterling Infrastructure, Inc.*	360	83,063
AeroVironment, Inc.*	291	82,920
Greenbrier Companies, Inc.	1,681	77,410
Armstrong World Industries, Inc.	454	73,748
Trinity Industries, Inc.	2,513	67,876
Zurn Elkay Water Solutions Corp.	1,851	67,691
Cactus, Inc. — Class A	1,488	65,055
CSW Industrials, Inc.	210	60,234
Badger Meter, Inc.	244	59,768
Granite Construction, Inc.	628	58,724
ESCO Technologies, Inc.	270	51,805
Itron, Inc.*	374	49,229
Griffon Corp.	668	48,343
Federal Signal Corp.	453	48,208
OSI Systems, Inc.*	214	48,120
Frontdoor, Inc.*	778	45,855
Mueller Water Products, Inc. — Class A	1,686	40,532
Enerpac Tool Group Corp.	962	39,019
Kadant, Inc.	113	35,872
Moog, Inc. — Class A	171	30,946
Apogee Enterprises, Inc.	750	30,450
Total Industrial		1,691,880

Consumer, Cyclical - 17.0%
Cinemark Holdings, Inc.	4,165	125,700
Shake Shack, Inc. — Class A*	699	98,280
Brinker International, Inc.*	524	94,493
OPENLANE, Inc.*	3,701	90,489
SkyWest, Inc.*	867	89,275
Dorman Products, Inc.*	641	78,631
Green Brick Partners, Inc.*	1,214	76,336
Boot Barn Holdings, Inc.*	475	72,200
Sabre Corp.*	22,588	71,378
Freshpet, Inc.*	1,019	69,251
Cavco Industries, Inc.*	159	69,074
Madison Square Garden Sports Corp. — Class A*	327	68,326

218 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
Dream Finders Homes, Inc. — Class A*	2,558	$64,283
Pursuit Attractions and Hospitality, Inc.*	1,949	56,190
Installed Building Products, Inc.	285	51,391
Dave & Buster’s Entertainment, Inc.*	1,699	51,106
Six Flags Entertainment Corp.*	1,446	44,002
Interface, Inc. — Class A	2,068	43,283
Monarch Casino & Resort, Inc.	386	33,366
Champion Homes, Inc.*	375	23,479
XPEL, Inc.*	623	22,366
Kontoor Brands, Inc.	315	20,781
Total Consumer, Cyclical		1,413,680

Technology - 4.1%
Impinj, Inc.*	613	68,086
Clear Secure, Inc. — Class A	2,415	67,040
ACI Worldwide, Inc.*	1,299	59,637
Agilysys, Inc.*	428	49,066
Box, Inc. — Class A*	908	31,026
DigitalOcean Holdings, Inc.*	1,051	30,017
Semtech Corp.*	483	21,803
SPS Commerce, Inc.*	144	19,597
Total Technology		346,272

Energy - 3.8%
Archrock, Inc.	2,167	53,807
Warrior Met Coal, Inc.	1,057	48,442
Tidewater, Inc.*	1,015	46,822
Atlas Energy Solutions, Inc.[1]	3,488	46,634
Core Natural Resources, Inc.	668	46,587
Northern Oil & Gas, Inc.	1,595	45,218
Oceaneering International, Inc.*	1,467	30,396
Total Energy		317,906

Communications - 3.0%
InterDigital, Inc.	624	139,919
QuinStreet, Inc.*	2,589	41,683
Cargurus, Inc.*	1,095	36,650
Cogent Communications Holdings, Inc.	587	28,299
Total Communications		246,551

Basic Materials - 2.1%
Hawkins, Inc.	535	76,024
Century Aluminum Co.*	3,218	57,988
Sylvamo Corp.	759	38,026
Total Basic Materials		172,038

Total Common Stocks
(Cost $6,948,519)		8,302,501

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$32,328	32,328
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	13,950	13,950
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	13,470	13,470
Total Repurchase Agreements
(Cost $59,748)		59,748

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	51,932	51,932
Total Securities Lending Collateral
(Cost $51,932)		51,932

Total Investments - 100.9%
(Cost $7,060,199)		$8,414,181
Other Assets & Liabilities, net - (0.9)%		(76,634)
Total Net Assets - 100.0%		$8,337,547

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 219

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
S&P SMALLCAP 600® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$8,302,501	$—	$—	*	$8,302,501
Repurchase Agreements	—	59,748	—		59,748
Securities Lending Collateral	51,932	—	—		51,932
Total Assets	$8,354,433	$59,748	$—		$8,414,181

*	Security has a market value of $0.

220 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $51,165 of securities loaned (cost $7,000,451)	$8,354,433
Repurchase agreements, at value (cost $59,748)	59,748
Receivables:
Dividends	3,828
Securities lending income	11
Interest	7
Total assets	8,418,027

Liabilities:
Payable for:
Return of securities lending collateral	51,932
Fund shares redeemed	6,269
Management fees	3,745
Transfer agent fees	2,937
Investor service fees	1,248
Portfolio accounting and administration fees	524
Trustees’ fees*	72
Miscellaneous	13,753
Total liabilities	80,480
Net assets	$8,337,547

Net assets consist of:
Paid in capital	$8,353,769
Total distributable earnings (loss)	(16,222)
Net assets	$8,337,547
Capital shares outstanding	155,276
Net asset value per share	$53.70

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends	$28,217
Interest	1,151
Income from securities lending, net	86
Total investment income	29,454

Expenses:
Management fees	24,721
Investor service fees	8,240
Transfer agent fees	9,670
Professional fees	6,556
Portfolio accounting and administration fees	5,109
Trustees’ fees*	507
Custodian fees	473
Line of credit fees	18
Miscellaneous	2,512
Total expenses	57,806
Less:
Expenses reimbursed by Adviser	(1,648)
Net expenses	56,158
Net investment loss	(26,704)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(416,089)
Net realized loss	(416,089)
Net change in unrealized appreciation (depreciation) on:
Investments	379,315
Net change in unrealized appreciation (depreciation)	379,315
Net realized and unrealized loss	(36,774)
Net decrease in net assets resulting from operations	$(63,478)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 221

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(26,704)	$(23,591)
Net realized gain (loss) on investments	(416,089)	351,616
Net change in unrealized appreciation (depreciation) on investments	379,315	7,311
Net increase (decrease) in net assets resulting from operations	(63,478)	335,336

Capital share transactions:
Proceeds from sale of shares	12,755,971	22,551,096
Cost of shares redeemed	(11,963,900)	(21,999,098)
Net increase from capital share transactions	792,071	551,998
Net increase in net assets	728,593	887,334

Net assets:
Beginning of period	7,608,954	6,721,620
End of period	$8,337,547	$7,608,954

Capital share activity:
Shares sold	239,629	433,645
Shares redeemed	(228,323)	(427,271)
Net increase in shares	11,306	6,374

222 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$52.85	$48.85	$41.63	$72.13	$60.80	$55.24
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.16)	(.03)	.03	(.76)	(.45)
Net gain (loss) on investments (realized and unrealized)	1.06	4.16	7.29	(20.84)	12.40	8.42
Total from investment operations	.85	4.00	7.26	(20.81)	11.64	7.97
Less distributions from:
Net investment income	—	—	(.04)	—	—	—
Net realized gains	—	—	—	(9.69)	(.31)	(2.41)
Total distributions	—	—	(.04)	(9.69)	(.31)	(2.41)
Net asset value, end of period	$53.70	$52.85	$48.85	$41.63	$72.13	$60.80

Total Return[c]	1.61%	8.19%	17.47%	(29.90%)	19.16%	15.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,338	$7,609	$6,722	$5,897	$12,957	$16,014
Ratios to average net assets:
Net investment income (loss)	(0.81%)	(0.30%)	(0.07%)	0.06%	(1.08%)	(0.93%)
Total expenses	1.75%	1.69%	1.71%	1.67%	1.60%	1.72%
Net expenses[d]	1.70%	1.64%	1.69%	1.67%	1.60%	1.72%
Portfolio turnover rate	164%	317%	223%	174%	219%	258%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 223

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Consumer, Cyclical - 30.2%
Titan International, Inc.*	15,162	$155,714
Dana, Inc.	8,676	148,793
National Vision Holdings, Inc.*	6,001	138,083
Adient plc*	6,982	135,870
Foot Locker, Inc.*	5,298	129,801
Topgolf Callaway Brands Corp.*	15,704	126,417
Advance Auto Parts, Inc.	2,589	120,363
MarineMax, Inc.*	4,353	109,435
Sonic Automotive, Inc. — Class A	1,137	90,881
BorgWarner, Inc.	2,677	89,626
Asbury Automotive Group, Inc.*	362	86,352
Kohl’s Corp.[1]	9,955	84,418
Cracker Barrel Old Country Store, Inc.	1,154	70,486
G-III Apparel Group Ltd.*	2,982	66,797
Standard Motor Products, Inc.	2,160	66,355
Guess?, Inc.[1]	5,392	65,189
ScanSource, Inc.*	1,556	65,056
American Axle & Manufacturing Holdings, Inc.*	14,491	59,123
JetBlue Airways Corp.*	13,291	56,221
Penn Entertainment, Inc.*	2,957	52,842
MillerKnoll, Inc.	2,451	47,598
Sally Beauty Holdings, Inc.*	4,836	44,781
Century Communities, Inc.	690	38,861
Resideo Technologies, Inc.*	1,723	38,010
Allegiant Travel Co. — Class A*	660	36,267
Bloomin’ Brands, Inc.	4,197	36,136
PriceSmart, Inc.	328	34,453
Caleres, Inc.	2,800	34,216
Academy Sports & Outdoors, Inc.	723	32,398
Sun Country Airlines Holdings, Inc.*	2,525	29,669
Fox Factory Holding Corp.*	1,051	27,263
Winnebago Industries, Inc.	880	25,520
Signet Jewelers Ltd.	297	23,626
Newell Brands, Inc.	4,269	23,053
Shoe Carnival, Inc.	1,040	19,458
Meritage Homes Corp.	284	19,019
LGI Homes, Inc.*	260	13,395
Total Consumer, Cyclical		2,441,545

Financial - 21.3%
ProAssurance Corp.*	5,200	118,716
Genworth Financial, Inc. — Class A*	15,216	118,381
Lincoln National Corp.	3,407	117,882
Millrose Properties, Inc. — Class A REIT	3,683	105,002
EZCORP, Inc. — Class A*	6,656	92,385
Air Lease Corp. — Class A	1,123	65,684
United Fire Group, Inc.	2,187	62,767
SiriusPoint Ltd.*	3,073	62,658
PRA Group, Inc.*	3,893	57,422
Navient Corp.	3,993	56,301
New York Mortgage Trust, Inc. REIT	7,332	49,124
PennyMac Mortgage Investment Trust REIT	3,752	48,251
Cushman & Wakefield plc*	4,212	46,627
SITE Centers Corp. REIT	3,995	45,183
Jackson Financial, Inc. — Class A	466	41,376
Bread Financial Holdings, Inc.	716	40,898
Global Net Lease, Inc. REIT	5,366	40,513
Safehold, Inc. REIT	2,503	38,947
JBG SMITH Properties REIT	2,237	38,700
Hope Bancorp, Inc.	3,395	36,428
Apollo Commercial Real Estate Finance, Inc. REIT	3,526	34,132
ARMOUR Residential, Inc. REIT[1]	2,028	34,091
Ellington Financial, Inc. REIT[1]	2,593	33,683
Redwood Trust, Inc. REIT	5,670	33,510
Hilltop Holdings, Inc.	1,098	33,324
Renasant Corp.	880	31,619
Capitol Federal Financial, Inc.	4,748	28,963
Eagle Bancorp, Inc.	1,403	27,331
Horace Mann Educators Corp.	620	26,641
Brookline Bancorp, Inc.	2,345	24,740
Franklin BSP Realty Trust, Inc. REIT[1]	2,239	23,935
Stewart Information Services Corp.	355	23,111
Simmons First National Corp. — Class A	1,216	23,055
KKR Real Estate Finance Trust, Inc. REIT	2,565	22,495
Encore Capital Group, Inc.*	547	21,175
Ready Capital Corp. REIT	4,636	20,259
Total Financial		1,725,309

Consumer, Non-cyclical - 18.2%
SpartanNash Co.	6,869	181,960
Fresh Del Monte Produce, Inc.	3,437	111,427
United Natural Foods, Inc.*	4,072	94,918
AdaptHealth Corp.*	9,280	87,510
Universal Corp.	1,469	85,555
AMN Healthcare Services, Inc.*	4,043	83,569
Andersons, Inc.	2,260	83,055
B&G Foods, Inc.[1]	17,887	75,662
Select Medical Holdings Corp.	4,250	64,515
Owens & Minor, Inc.*	6,705	61,016
Healthcare Services Group, Inc.*	3,343	50,245
ABM Industries, Inc.	941	44,425
Avanos Medical, Inc.*	3,463	42,387
Enovis Corp.*	1,274	39,953
Deluxe Corp.	2,287	36,386
TreeHouse Foods, Inc.*	1,783	34,626
Grocery Outlet Holding Corp.*	2,660	33,037
Pacira BioSciences, Inc.*	1,287	30,759
Edgewell Personal Care Co.	1,307	30,597
Upbound Group, Inc.	1,183	29,693
Central Garden & Pet Co. — Class A*	904	28,286
USANA Health Sciences, Inc.*	886	27,050
Matthews International Corp. — Class A	1,002	23,958
Monro, Inc.	1,563	23,304
MGP Ingredients, Inc.	688	20,619
Helen of Troy Ltd.*	678	19,242
Neogen Corp.*	2,857	13,656
Fortrea Holdings, Inc.*	1,986	9,811

224 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
Central Garden & Pet Co.*	166	$5,840
Total Consumer, Non-cyclical		1,473,061

Energy - 10.0%
Par Pacific Holdings, Inc.*	8,336	221,154
CVR Energy, Inc.*	3,367	90,404
Innovex International, Inc.*	4,565	71,305
Talos Energy, Inc.*	7,305	61,946
Vital Energy, Inc.*,1	3,163	50,893
Peabody Energy Corp.	3,693	49,560
Crescent Energy Co. — Class A	5,454	46,905
Sunrun, Inc.*	4,961	40,581
Patterson-UTI Energy, Inc.	6,839	40,555
Bristow Group, Inc.*	1,143	37,685
SunCoke Energy, Inc.	4,151	35,657
ProPetro Holding Corp.*	5,077	30,310
REX American Resources Corp.*	601	29,274
Total Energy		806,229

Industrial - 7.2%
World Kinect Corp.	4,661	132,139
Enviri Corp.*	11,937	103,613
O-I Glass, Inc.*	6,597	97,240
Metallus, Inc.*	4,008	61,763
Astec Industries, Inc.	966	40,273
Dorian LPG Ltd.	1,379	33,620
Vishay Intertechnology, Inc.	2,077	32,983
Heartland Express, Inc.	2,477	21,401
ArcBest Corp.	262	20,177
American Woodmark Corp.*	372	19,853
Masterbrand, Inc.*	1,504	16,439
Total Industrial		579,501

Communications - 6.2%
Viasat, Inc.*	12,106	176,748
Scholastic Corp.	3,976	83,417
Angi, Inc.*	4,365	66,610
IAC, Inc.*	1,509	56,346
Telephone & Data Systems, Inc.	1,252	44,546
Shenandoah Telecommunications Co.	3,073	41,977
TEGNA, Inc.	2,161	36,218
Total Communications		505,862

Basic Materials - 4.0%
Koppers Holdings, Inc.	2,380	76,517
Celanese Corp. — Class A	1,268	70,159
Kaiser Aluminum Corp.	677	54,092
AdvanSix, Inc.	2,056	48,830
FMC Corp.	707	29,517
Stepan Co.	408	22,269
Chemours Co.	1,698	19,442
Total Basic Materials		320,826

Technology - 1.9%
DXC Technology Co.*	4,309	65,884
Corsair Gaming, Inc.*	5,409	51,007
Insight Enterprises, Inc.*	154	21,265
Xerox Holdings Corp.[1]	3,321	17,502
Total Technology		155,658

Utilities - 0.3%
MDU Resources Group, Inc.	1,717	28,622

Total Common Stocks
(Cost $7,436,690)		8,036,613

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	$31,211	31,211
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	13,467	13,467
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	13,005	13,005
Total Repurchase Agreements
(Cost $57,683)		57,683

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[4]	298,690	298,690
Total Securities Lending Collateral
(Cost $298,690)		298,690

Total Investments - 103.7%
(Cost $7,793,063)		$8,392,986
Other Assets & Liabilities, net - (3.7)%		(302,585)
Total Net Assets - 100.0%		$8,090,401

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 225

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
S&P SMALLCAP 600® PURE VALUE FUND

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,036,613	$—	$—	$8,036,613
Repurchase Agreements	—	57,683	—	57,683
Securities Lending Collateral	298,690	—	—	298,690
Total Assets	$8,335,303	$57,683	$—	$8,392,986

226 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value - including $286,609 of securities loaned (cost $7,735,380)	$8,335,303
Repurchase agreements, at value (cost $57,683)	57,683
Receivables:
Fund shares sold	70,369
Dividends	20,162
Securities lending income	234
Interest	7
Total assets	8,483,758

Liabilities:
Payable for:
Return of securities lending collateral	298,690
Securities purchased	66,965
Management fees	4,690
Transfer agent fees	3,591
Investor service fees	1,564
Fund shares redeemed	756
Portfolio accounting and administration fees	657
Trustees’ fees*	86
Miscellaneous	16,358
Total liabilities	393,357
Net assets	$8,090,401

Net assets consist of:
Paid in capital	$8,512,931
Total distributable earnings (loss)	(422,530)
Net assets	$8,090,401
Capital shares outstanding	101,356
Net asset value per share	$79.82

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends	$72,433
Interest	1,437
Income from securities lending, net	492
Total investment income	74,362

Expenses:
Management fees	30,664
Investor service fees	10,221
Transfer agent fees	11,698
Professional fees	7,255
Portfolio accounting and administration fees	6,337
Custodian fees	579
Trustees’ fees*	577
Miscellaneous	4,339
Total expenses	71,670
Less:
Expenses reimbursed by Adviser	(2,044)
Net expenses	69,626
Net investment income	4,736

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(477,298)
Net realized loss	(477,298)
Net change in unrealized appreciation (depreciation) on:
Investments	(181,540)
Net change in unrealized appreciation (depreciation)	(181,540)
Net realized and unrealized loss	(658,838)
Net decrease in net assets resulting from operations	$(654,102)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 227

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,736	$(160)
Net realized gain (loss) on investments	(477,298)	443,358
Net change in unrealized appreciation (depreciation) on investments	(181,540)	(348,699)
Net increase (decrease) in net assets resulting from operations	(654,102)	94,499

Capital share transactions:
Proceeds from sale of shares	1,260,122	22,482,900
Cost of shares redeemed	(2,173,094)	(22,775,409)
Net decrease from capital share transactions	(912,972)	(292,509)
Net decrease in net assets	(1,567,074)	(198,010)

Net assets:
Beginning of period	9,657,475	9,855,485
End of period	$8,090,401	$9,657,475

Capital share activity:
Shares sold	16,629	277,442
Shares redeemed	(29,169)	(284,126)
Net decrease in shares	(12,540)	(6,684)

228 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$84.79	$81.73	$67.51	$85.63	$59.72	$63.51
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	—	(.14)	—	(.28)	(.31)
Net gain (loss) on investments (realized and unrealized)	(5.01)	3.06	14.36	(7.22)	26.19	(3.48)
Total from investment operations	(4.97)	3.06	14.22	(7.22)	25.91	(3.79)
Less distributions from:
Net realized gains	—	—	—	(10.90)	—	—
Total distributions	—	—	—	(10.90)	—	—
Net asset value, end of period	$79.82	$84.79	$81.73	$67.51	$85.63	$59.72

Total Return[c]	(5.86%)	3.74%	21.06%	(8.24%)	43.39%	(5.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,090	$9,657	$9,855	$7,679	$16,161	$8,130
Ratios to average net assets:
Net investment income (loss)	0.12%	0.00%	(0.19%)	0.00%	(0.34%)	(0.64%)
Total expenses	1.75%	1.69%	1.71%	1.67%	1.59%	1.72%
Net expenses[d]	1.70%	1.64%	1.69%	1.67%	1.59%	1.72%
Portfolio turnover rate	18%	295%	287%	252%	383%	305%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 229

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 9.0%
Guggenheim Strategy Fund II1	10,941	$272,219
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	19,735	198,335
Total Mutual Funds
(Cost $456,853)		470,554

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 42.0%
U.S. Treasury Bonds
4.75% due 05/15/55	$2,200,000	2,187,281
Total U.S. Government Securities
(Cost $2,087,862)		2,187,281

FEDERAL AGENCY DISCOUNT NOTES†† - 21.1%
Federal Home Loan Bank
4.15% due 07/07/25[2]	300,000	299,793
4.15% due 07/10/25[2]	300,000	299,689
Farmer Mac
4.17% due 07/16/25[2]	500,000	499,131
Total Federal Agency Discount Notes
(Cost $1,098,613)		1,098,613

U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bills
3.94% due 07/08/25[2,3]	87,000	86,930
Total U.S. Treasury Bills
(Cost $86,930)		86,930

REPURCHASE AGREEMENTS††,4 - 29.0%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	817,103	817,103
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	352,579	352,579
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	340,459	340,459
Total Repurchase Agreements
(Cost $1,510,141)		1,510,141

Total Investments - 102.8%
(Cost $5,240,399)		$5,353,519
Other Assets & Liabilities, net - (2.8)%		(146,612)
Total Net Assets - 100.0%		$5,206,907

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	35	Sep 2025	$4,163,906	$74,696

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

230 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$470,554	$—	$—	$470,554
U.S. Government Securities	—	2,187,281	—	2,187,281
Federal Agency Discount Notes	—	1,098,613	—	1,098,613
U.S. Treasury Bills	—	86,930	—	86,930
Repurchase Agreements	—	1,510,141	—	1,510,141
Interest Rate Futures Contracts**	74,696	—	—	74,696
Total Assets	$545,250	$4,882,965	$—	$5,428,215

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$272,001	$—	$—	$—	$218	$272,219	10,941	$7,281
Guggenheim Ultra Short Duration Fund — Institutional Class	247,496	—	(50,000)	499	340	198,335	19,735	4,618
	$519,497	$—	$(50,000)	$499	$558	$470,554		$11,899

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 231

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $3,273,405)	$3,372,824
Investments in affiliated issuers, at value (cost $456,853)	470,554
Repurchase agreements, at value (cost $1,510,141)	1,510,141
Segregated cash with broker	109,214
Receivables:
Securities sold	298,266
Variation margin on futures contracts	45,120
Interest	17,146
Dividends	1,837
Total assets	5,825,102

Liabilities:
Payable for:
Fund shares redeemed	593,712
Transfer agent fees	3,539
Management fees	2,705
Investor service fees	1,372
Portfolio accounting and administration fees	577
Trustees’ fees*	78
Miscellaneous	16,212
Total liabilities	618,195
Net assets	$5,206,907

Net assets consist of:
Paid in capital	$27,612,190
Total distributable earnings (loss)	(22,405,283)
Net assets	$5,206,907
Capital shares outstanding	28,796
Net asset value per share	$180.82

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$11,899
Interest	180,463
Total investment income	192,362

Expenses:
Management fees	20,365
Investor service fees	10,182
Transfer agent fees	10,880
Professional fees	7,111
Portfolio accounting and administration fees	6,313
Custodian fees	562
Trustees’ fees*	426
Miscellaneous	5,138
Total expenses	60,977
Less:
Expenses reimbursed by Adviser	(2,037)
Expenses waived by Adviser	(263)
Total waived/reimbursed expenses	(2,300)
Net expenses	58,677
Net investment income	133,685

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	337,021
Investments in affiliated issuers	499
Futures contracts	120,813
Net realized gain	458,333
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	150,876
Investments in affiliated issuers	558
Futures contracts	74,632
Net change in unrealized appreciation (depreciation)	226,066
Net realized and unrealized gain	684,399
Net increase in net assets resulting from operations	$818,084

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

232 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$133,685	$229,413
Net realized gain (loss) on investments	458,333	(791,417)
Net change in unrealized appreciation (depreciation) on investments	226,066	(660,194)
Net increase (decrease) in net assets resulting from operations	818,084	(1,222,198)

Distributions to shareholders	(133,706)	(229,414)

Capital share transactions:
Proceeds from sale of shares	244,477,322	186,079,312
Distributions reinvested	133,706	229,414
Cost of shares redeemed	(244,165,512)	(188,112,934)
Net increase (decrease) from capital share transactions	445,516	(1,804,208)
Net increase (decrease) in net assets	1,129,894	(3,255,820)

Net assets:
Beginning of period	4,077,013	7,332,833
End of period	$5,206,907	$4,077,013

Capital share activity*:
Shares sold	1,344,093	919,208
Shares issued from reinvestment of distributions	735	1,153
Shares redeemed	(1,338,479)	(932,135)
Net increase (decrease) in shares	6,349	(11,774)

*	Reverse share split — Capital share activity has been restated to reflect a 1:10 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 233

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a,f]	Year Ended December 31, 2024[f]	Year Ended December 31, 2023[f]	Year Ended December 31, 2022[f]	Year Ended December 31, 2021[f]	Year Ended December 31, 2020[f]
Per Share Data
Net asset value, beginning of period	$181.63	$214.28	$223.06	$383.26	$415.91	$341.54
Income (loss) from investment operations:
Net investment income (loss)[b]	2.96	6.40	6.30	3.80	1.70	.20
Net gain (loss) on investments (realized and unrealized)	(.81)[g]	(32.65)	(8.78)	(159.60)	(32.95)	74.77 [g]
Total from investment operations	2.15	(26.25)	(2.48)	(155.80)	(31.25)	74.97
Less distributions from:
Net investment income	(2.96)	(6.40)	(6.30)	(4.40)	(1.40)	(.30)
Return of capital	—	—	—	—	—	(.30)
Total distributions	(2.96)	(6.40)	(6.30)	(4.40)	(1.40)	(.60)
Net asset value, end of period	$180.82	$181.63	$214.28	$223.06	$383.26	$415.91

Total Return[c]	1.20%	(12.46%)	(1.03%)	(40.83%)	(7.49%)	21.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,207	$4,077	$7,333	$7,957	$12,373	$15,472
Ratios to average net assets:
Net investment income (loss)	3.28%	3.18%	2.90%	1.33%	0.47%	0.06%
Total expenses[d]	1.50%	1.44%	1.45%	1.39%	1.30%	1.43%
Net expenses[e]	1.44%	1.38%	1.42%	1.37%	1.28%	1.40%
Portfolio turnover rate	5,528%	3,622%	1,170%	1,890%	1,382%	1,887%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts have been restated to reflect a 1:10 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.
[g]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain or loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

234 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 62.9%
Guggenheim Strategy Fund II1	20,730	$515,760
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	46,499	467,314
Total Mutual Funds
(Cost $971,295)		983,074

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 12.8%
Freddie Mac
4.23% due 07/02/25[2]	$200,000	199,977
Total Federal Agency Discount Notes
(Cost $199,977)		199,977

FEDERAL AGENCY NOTES†† - 12.8%
Federal Farm Credit Bank
4.32% due 02/27/26	200,000	199,869
Total Federal Agency Notes
(Cost $199,993)		199,869

U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
3.94% due 07/08/25[2,3]	15,000	14,988
Total U.S. Treasury Bills
(Cost $14,988)		14,988

REPURCHASE AGREEMENTS††,4 - 94.2%
Individual Repurchase Agreements
Barclays Capital, Inc. issued 06/30/25 at 4.00% due 07/01/25 (secured by a U.S. Treasury Bond, at a rate of 4.75% and maturing 05/15/2055 as collateral, with a value of $693,473) to be repurchased at $680,102	679,875	679,875
Mizuho Securities USA LLC issued 06/30/25 at 4.20% due 07/01/25 (secured by a U.S. Treasury Bond, at a rate of 4.75% and maturing 05/15/2055 as collateral, with a value of $495,469) to be repurchased at $485,924	485,754	485,754
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	166,506	166,506
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	71,847	71,847
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	69,378	69,378
Total Repurchase Agreements
(Cost $1,473,360)		1,473,360

Total Investments - 183.6%
(Cost $2,859,613)		$2,871,268

U.S. Government Securities Sold Short†† - (69.9)%
U.S. Treasury Bonds
4.75% due 05/15/55	1,100,000	(1,093,641)
Total U.S. Government Securities Sold Short - (69.9)%
(Proceeds $1,048,513)		$(1,093,641)
Other Assets & Liabilities, net - (13.7)%		(213,743)
Total Net Assets - 100.0%		$1,563,884

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	4	Sep 2025	$475,875	$(12,682)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 235

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as short security collateral at June 30, 2025..

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$983,074	$—	$—	$983,074
Federal Agency Discount Notes	—	199,977	—	199,977
Federal Agency Notes	—	199,869	—	199,869
U.S. Treasury Bills	—	14,988	—	14,988
Repurchase Agreements	—	1,473,360	—	1,473,360
Total Assets	$983,074	$1,888,194	$—	$2,871,268

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$1,093,641	$—	$1,093,641
Interest Rate Futures Contracts**	12,682	—	—	12,682
Total Liabilities	$12,682	$1,093,641	$—	$1,106,323

**	This derivative is reported as unrealized appreciation/depreciation at period end.

236 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$515,345	$—	$—	$—	$415	$515,760	20,730	$13,794
Guggenheim Ultra Short Duration Fund — Institutional Class	465,455	—	—	—	1,859	467,314	46,499	10,155
	$980,800	$—	$—	$—	$2,274	$983,074		$23,949

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 237

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $414,958)	$414,834
Investments in affiliated issuers, at value (cost $971,295)	983,074
Repurchase agreements, at value (cost $1,473,360)	1,473,360
Segregated cash with broker	5,688
Receivables:
Fund shares sold	25,125
Dividends	3,796
Interest	3,745
Total assets	2,909,622

Liabilities:
Securities sold short, at value (proceeds $1,048,513)	1,093,641
Payable for:
Fund shares redeemed	130,285
Securities purchased	99,422
Variation margin on futures contracts	4,750
Management fees	1,410
Transfer agent fees	1,206
Investor service fees	417
Portfolio accounting and administration fees	92
Trustees’ fees*	36
Miscellaneous	14,479
Total liabilities	1,345,738
Net assets	$1,563,884

Net assets consist of:
Paid in capital	$7,661,471
Total distributable earnings (loss)	(6,097,587)
Net assets	$1,563,884
Capital shares outstanding	13,518
Net asset value per share	$115.69

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$23,949
Interest	90,645
Total investment income	114,594

Expenses:
Management fees	13,057
Investor service fees	3,627
Transfer agent fees	4,723
Interest expense	56,224
Professional fees	3,046
Portfolio accounting and administration fees	2,249
Trustees’ fees*	301
Custodian fees	216
Miscellaneous	310
Total expenses	83,753
Less:
Expenses reimbursed by Adviser	(1,451)
Expenses waived by Adviser	(578)
Total waived/reimbursed expenses	(2,029)
Net expenses	81,724
Net investment income	32,870

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers sold short	109,288
Futures contracts	4,416
Net realized gain	113,704
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(131)
Investments in affiliated issuers	2,274
Investments in unaffiliated issuers sold short	(187,499)
Futures contracts	(41,843)
Net change in unrealized appreciation (depreciation)	(227,199)
Net realized and unrealized loss	(113,495)
Net decrease in net assets resulting from operations	$(80,625)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

238 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$32,870	$126,347
Net realized gain (loss) on investments	113,704	(188,656)
Net change in unrealized appreciation (depreciation) on investments	(227,199)	315,099
Net increase (decrease) in net assets resulting from operations	(80,625)	252,790

Distributions to shareholders	—	(143,890)

Capital share transactions:
Proceeds from sale of shares	12,919,067	33,646,558
Distributions reinvested	—	143,890
Cost of shares redeemed	(15,931,330)	(31,441,428)
Net increase (decrease) from capital share transactions	(3,012,263)	2,349,020
Net increase (decrease) in net assets	(3,092,888)	2,457,920

Net assets:
Beginning of period	4,656,772	2,198,852
End of period	$1,563,884	$4,656,772

Capital share activity:
Shares sold	111,716	308,031
Shares issued from reinvestment of distributions	—	1,347
Shares redeemed	(138,610)	(290,276)
Net increase (decrease) in shares	(26,894)	19,102

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 239

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$115.23	$103.18	$99.00	$67.73	$67.08	$85.27
Income (loss) from investment operations:
Net investment income (loss)[b]	1.30	4.31	4.04	(1.24)	(2.10)	(1.48)
Net gain (loss) on investments (realized and unrealized)	(.84)	12.75	.14	32.51	2.75	(16.51)
Total from investment operations	.46	17.06	4.18	31.27	.65	(17.99)
Less distributions from:
Net investment income	—	(5.01)	—	—	—	(.20)
Total distributions	—	(5.01)	—	—	—	(.20)
Net asset value, end of period	$115.69	$115.23	$103.18	$99.00	$67.73	$67.08

Total Return[c]	0.40%	16.91%	4.22%	46.17%	0.97%	(21.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,564	$4,657	$2,199	$3,924	$3,348	$2,648
Ratios to average net assets:
Net investment income (loss)	2.27%	3.93%	3.96%	(1.46%)	(2.89%)	(2.23%)
Total expenses[d]	5.77%	5.13%	5.13%	4.47%	3.46%	3.01%
Net expenses[e,f]	5.63%	5.00%	5.02%	4.38%	3.38%	2.97%
Portfolio turnover rate	512%	936%	861%	1,849%	1,451%	2,529%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expense may include expenses related to short sales. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/25[a]	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
1.76%	1.70%	1.75%	1.73%	1.65%	1.83%

240 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
HIGH YIELD STRATEGY FUND

	Shares	Value
EXCHANGE-TRADED FUNDS***,† - 3.2%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	1,556	$125,492
SPDR Bloomberg High Yield Bond ETF	1,245	121,101
Total Exchange-Traded Funds
(Cost $263,173)		246,593

MUTUAL FUNDS† - 15.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	57,301	575,872
Guggenheim Strategy Fund II2	23,000	572,231
Total Mutual Funds
(Cost $1,124,043)		1,148,103

	Face Amount
FEDERAL AGENCY NOTES†† - 10.5%
Federal Farm Credit Bank
4.32% due 02/27/26	$800,000	799,476
Total Federal Agency Notes
(Cost $799,973)		799,476

FEDERAL AGENCY DISCOUNT NOTES†† - 6.6%
Freddie Mac
4.23% due 07/02/25[3]	500,000	499,941
Total Federal Agency Discount Notes
(Cost $499,941)		499,941

U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
3.94% due 07/08/25[3,4]	83,000	82,933
Total U.S. Treasury Bills
(Cost $82,933)		82,933

REPURCHASE AGREEMENTS††,5 - 55.9%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	2,288,627	2,288,627
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	987,542	987,542
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	953,595	953,595
Total Repurchase Agreements
(Cost $4,229,764)		4,229,764

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[7]	95,694	95,694
Total Securities Lending Collateral
(Cost $95,694)		95,694

Total Investments - 93.8%
(Cost $7,095,521)		$7,102,504
Other Assets & Liabilities, net - 6.2%		469,917
Total Net Assets - 100.0%		$7,572,421

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	66	Sep 2025	$7,195,547	$55,771

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	$6,650,000	$499,857	$316,157	$183,700

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 241

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
HIGH YIELD STRATEGY FUND

Total Return Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	09/25/25	364	$29,341	$182
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	09/25/25	192	18,688	108
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.33% (Federal Funds Rate)	At Maturity	07/30/25	86	6,936	43
							$54,965	$333

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2025.
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$246,593	$—	$—	$246,593
Mutual Funds	1,148,103	—	—	1,148,103
Federal Agency Notes	—	799,476	—	799,476
Federal Agency Discount Notes	—	499,941	—	499,941
U.S. Treasury Bills	—	82,933	—	82,933
Repurchase Agreements	—	4,229,764	—	4,229,764
Securities Lending Collateral	95,694	—	—	95,694
Interest Rate Futures Contracts**	55,771	—	—	55,771
Credit Default Swap Agreements**	—	183,700	—	183,700
Credit Index Swap Agreements**	—	333	—	333
Total Assets	$1,546,161	$5,796,147	$—	$7,342,308

**	This derivative is reported as unrealized appreciation/depreciation at period end.

242 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
HIGH YIELD STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$571,771	$—	$—	$—	$460	$572,231	23,000	$15,305
Guggenheim Ultra Short Duration Fund — Institutional Class	573,580	—	—	—	2,292	575,872	57,301	12,513
	$1,145,351	$—	$—	$—	$2,752	$1,148,103		$27,818

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 243

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value - including $94,119 of securities loaned (cost $1,741,714)	$1,724,637
Investments in affiliated issuers, at value (cost $1,124,043)	1,148,103
Repurchase agreements, at value (cost $4,229,764)	4,229,764
Segregated cash with broker	216,158
Unamortized upfront premiums paid on credit default swap agreements	316,157
Unrealized appreciation on OTC swap agreements	333
Receivables:
Variation margin on credit default swap agreements	21,364
Interest	12,418
Protection fees on credit default swap agreements	10,160
Variation margin on futures contracts	10,154
Dividends	4,409
Fund shares sold	409
Securities lending income	42
Total assets	7,694,108

Liabilities:
Payable for:
Return of securities lending collateral	95,694
Management fees	4,089
Transfer agent fees	3,238
Investor service fees	1,401
Fund shares redeemed	1,199
Portfolio accounting and administration fees	588
Trustees’ fees*	84
Swap settlement	37
Miscellaneous	15,357
Total liabilities	121,687
Net assets	$7,572,421

Net assets consist of:
Paid in capital	$7,538,404
Total distributable earnings (loss)	34,017
Net assets	$7,572,421
Capital shares outstanding	89,432
Net asset value per share	$84.67

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$6,260
Dividends from securities of affiliated issuers	27,818
Interest	116,693
Income from securities lending, net	614
Total investment income	151,385

Expenses:
Management fees	27,175
Investor service fees	9,058
Transfer agent fees	11,028
Professional fees	7,199
Portfolio accounting and administration fees	5,616
Trustees’ fees*	629
Custodian fees	525
Miscellaneous	2,112
Total expenses	63,342
Less:
Expenses reimbursed by Adviser	(1,812)
Expenses waived by Adviser	(712)
Total waived/reimbursed expenses	(2,524)
Net expenses	60,818
Net investment income	90,567

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	20
Swap agreements	(15,372)
Futures contracts	76,387
Net realized gain	61,035
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,825
Investments in affiliated issuers	2,752
Swap agreements	138,607
Futures contracts	97,172
Net change in unrealized appreciation (depreciation)	243,356
Net realized and unrealized gain	304,391
Net increase in net assets resulting from operations	$394,958

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

244 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$90,567	$236,269
Net realized gain on investments	61,035	431,336
Net change in unrealized appreciation (depreciation) on investments	243,356	(434,187)
Net increase in net assets resulting from operations	394,958	233,418

Distributions to shareholders	—	(386,203)

Capital share transactions:
Proceeds from sale of shares	12,917,735	56,196,121
Distributions reinvested	—	386,203
Cost of shares redeemed	(15,633,448)	(55,925,480)
Net increase (decrease) from capital share transactions	(2,715,713)	656,844
Net increase (decrease) in net assets	(2,320,755)	504,059

Net assets:
Beginning of period	9,893,176	9,389,117
End of period	$7,572,421	$9,893,176

Capital share activity:
Shares sold	158,942	704,039
Shares issued from reinvestment of distributions	—	4,961
Shares redeemed	(193,201)	(704,478)
Net increase (decrease) in shares	(34,259)	4,522

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 245

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$79.98	$78.79	$71.14	$81.84	$80.49	$86.60
Income (loss) from investment operations:
Net investment income (loss)[b]	1.01	2.57	2.29	.51	(.35)	(.20)
Net gain (loss) on investments (realized and unrealized)	3.68	2.57 [f]	6.68	(9.94)	1.70	(.60)
Total from investment operations	4.69	5.14	8.97	(9.43)	1.35	(.80)
Less distributions from:
Net investment income	—	(3.95)	(1.32)	(1.27)	—	(4.92)
Net realized gains	—	—	—	—	—	(.39)
Total distributions	—	(3.95)	(1.32)	(1.27)	—	(5.31)
Net asset value, end of period	$84.67	$79.98	$78.79	$71.14	$81.84	$80.49

Total Return[c]	5.86%	6.68%	12.69%	(11.48%)	1.68%	(0.47%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,572	$9,893	$9,389	$4,422	$5,286	$10,775
Ratios to average net assets:
Net investment income (loss)	2.50%	3.23%	3.10%	0.70%	(0.44%)	(0.25%)
Total expenses[d]	1.75%	1.69%	1.70%	1.66%	1.60%	1.72%
Net expenses[e]	1.68%	1.62%	1.66%	1.61%	1.54%	1.67%
Portfolio turnover rate	—	—	—	111%	117%	460%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

246 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
EUROPE 1.25x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 40.5%

Consumer, Non-cyclical - 12.9%
Nestle S.A. ADR	439	$43,601
Novartis AG ADR	332	40,175
Roche Holding AG ADR[1]	959	39,089
Novo Nordisk A/S ADR[1]	548	37,823
AstraZeneca plc ADR	527	36,827
Unilever plc ADR	437	26,731
Sanofi S.A. ADR	389	18,792
British American Tobacco plc ADR	373	17,654
L’Oreal S.A. ADR[1]	205	17,530
RELX plc ADR	320	17,389
EssilorLuxottica S.A. ADR	105	14,410
GSK plc ADR[1]	364	13,978
Anheuser-Busch InBev S.A. ADR[1]	175	12,026
Diageo plc ADR	95	9,580
Total Consumer, Non-cyclical		345,605

Financial - 8.4%
HSBC Holdings plc ADR[1]	594	36,109
Allianz SE ADR	658	26,667
Banco Santander S.A. ADR	2,582	21,431
UBS Group AG	569	19,243
UniCredit SpA ADR[1]	533	17,813
Zurich Insurance Group AG ADR	497	17,410
BNP Paribas S.A. ADR	363	16,386
AXA S.A. ADR	319	15,669
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	1,111	14,465
Intesa Sanpaolo SpA ADR	414	14,345
London Stock Exchange Group plc ADR	345	12,717
ING Groep N.V. ADR	537	11,744
Total Financial		223,999

Industrial — 5.6%
Siemens AG ADR	256	32,991
Schneider Electric SE ADR	492	26,263
Airbus SE ADR	400	20,944
Safran S.A. ADR	256	20,908
Rolls-Royce Holdings plc ADR[1]	1,428	19 107
ABB Ltd. ADR	269	16,051
Vinci S.A. ADR	397	14,645
Total Industrial		150,909

Technology - 4.0%
ASML Holding N.V. — Class G	67	53,693
SAP SE ADR	174	52,913
Total Technology		106,606

Energy - 2.8%
Shell plc ADR	507	35,698
TotalEnergies SE ADR	387	23,758
BP plc ADR	469	14,037
Total Energy		73,493

Consumer, Cyclical - 2.4%
LVMH Moet Hennessy Louis Vuitton SE ADR	218	22,903
Cie Financiere Richemont S.A. ADR	916	17,248
Hermes International SCA ADR	60	16,267
Mercedes-Benz Group AG ADR	491	7,105
Total Consumer, Cyclical		63,523

Utilities - 1.7%
Iberdrola S.A. ADR	251	19,322
National Grid plc ADR[1]	174	12,947
Enel SpA ADR	1,328	12,590
Total Utilities		44,859

Basic Materials - 1.4%
Air Liquide S.A. ADR[1]	494	20,402
Rio Tinto plc ADR	183	10,674
BASF SE ADR	609	7,479
Total Basic Materials		38,555

Communications - 1.3%
Deutsche Telekom AG ADR	612	22,393
Prosus N.V. ADR	1,092	12,154
Total Communications		34,547

Total Common Stocks
(Cost $822,979)		1,082,096

MUTUAL FUNDS† - 15.4%
Guggenheim Strategy Fund II2	9,255	230,268
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	18,098	181,885
Total Mutual Funds
(Cost $407,812)		412,153

	Face Amount
U.S. TREASURY BILLS†† - 4.5%
U.S. Treasury Bills
3.94% due 07/08/25[3,4]	$121,000	120,903
Total U.S. Treasury Bills
(Cost $120,903)		120,903

REPURCHASE AGREEMENTS††,5 - 41.0%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	592,623	592,623
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	255,716	255,716
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	246,926	246,926
Total Repurchase Agreements
(Cost $1,095,265)		1,095,265

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 247

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
EUROPE 1.25x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 6.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[7]	173,161	$173,161
Total Securities Lending Collateral
(Cost $173,161)		173,161

Total Investments - 107.9%
(Cost $2,620,120)		$2,883,578
Other Assets & Liabilities, net - (7.9)%		(210,332)
Total Net Assets - 100.0%		$2,673,246

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	15	Sep 2025	$2,220,000	$36,793
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	43	Sep 2025	2,260,438	3,493

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

248 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
EUROPE 1.25x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,082,096	$—	$—	$1,082,096
Mutual Funds	412,153	—	—	412,153
U.S. Treasury Bills	—	120,903	—	120,903
Repurchase Agreements	—	1,095,265	—	1,095,265
Securities Lending Collateral	173,161	—	—	173,161
Currency Futures Contracts**	36,793	—	—	36,793
Equity Futures Contracts**	3,493	—	—	3,493
Total Assets	$1,707,696	$1,216,168	$—	$2,923,864

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$229,991	$—	$—	$—	$277	$230,268	9,255	$6,159
Guggenheim Ultra Short Duration Fund — Institutional Class	181,161	—	—	—	724	181,885	18,098	3,952
	$411,152	$—	$—	$—	$1,001	$412,153		$10,111

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 249

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value - including $169,913 of securities loaned (cost $1,117,043)	$1,376,160
Investments in affiliated issuers, at value (cost $407,812)	412,153
Repurchase agreements, at value (cost $1,095,265)	1,095,265
Cash	286
Segregated cash with broker	95,628
Receivables:
Foreign tax reclaims	8,862
Variation margin on futures contracts	8,306
Dividends	2,928
Securities lending income	365
Interest	133
Due from adviser	98
Total assets	3,000,184

Liabilities:
Payable for:
Return of securities lending collateral	173,161
Fund shares redeemed	145,365
Management fees	1,919
Transfer agent fees	1,104
Investor service fees	543
Trustees’ fees*	23
Miscellaneous	4,823
Total liabilities	326,938
Net assets	$2,673,246

Net assets consist of:
Paid in capital	$2,808,201
Total distributable earnings (loss)	(134,955)
Net assets	$2,673,246
Capital shares outstanding	18,298
Net asset value per share	$146.09

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $2,697)	$21,341
Dividends from securities of affiliated issuers	10,111
Interest	21,575
Income from securities lending, net	1,885
Total investment income	54,912

Expenses:
Management fees	10,652
Investor service fees	2,959
Transfer agent fees	3,087
Professional fees	2,592
Portfolio accounting and administration fees	1,834
Custodian fees	162
Trustees’ fees*	116
Miscellaneous	1,652
Total expenses	23,054
Less:
Expenses reimbursed by Adviser	(2,367)
Expenses waived by Adviser	(225)
Total waived/reimbursed expenses	(2,592)
Net expenses	20,462
Net investment income	34,450

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(14,412)
Futures contracts	61,438
Foreign currency transactions	(5,857)
Net realized gain	41,169
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	89,574
Investments in affiliated issuers	1,001
Futures contracts	98,945
Foreign currency translations	(60)
Net change in unrealized appreciation (depreciation)	189,460
Net realized and unrealized gain	230,629
Net increase in net assets resulting from operations	$265,079

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

250 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$34,450	$58,526
Net realized gain on investments	41,169	250,479
Net change in unrealized appreciation (depreciation) on investments	189,460	(158,988)
Net increase in net assets resulting from operations	265,079	150,017

Distributions to shareholders	—	(119,505)

Capital share transactions:
Proceeds from sale of shares	11,774,094	49,909,404
Distributions reinvested	—	119,505
Cost of shares redeemed	(10,961,984)	(50,613,899)
Net increase (decrease) from capital share transactions	812,110	(584,990)
Net increase (decrease) in net assets	1,077,189	(554,478)

Net assets:
Beginning of period	1,596,057	2,150,535
End of period	$2,673,246	$1,596,057

Capital share activity:
Shares sold	85,537	374,532
Shares issued from reinvestment of distributions	—	894
Shares redeemed	(80,696)	(378,462)
Net increase (decrease) in shares	4,841	(3,036)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 251

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$118.60	$130.39	$108.91	$125.31	$105.80	$107.35
Income (loss) from investment operations:
Net investment income (loss)[b]	1.96	3.47	3.29	.57	(.92)	(.63)
Net gain (loss) on investments (realized and unrealized)	25.53	(6.41)[f]	18.59	(16.97)	20.70	.73 [f]
Total from investment operations	27.49	(2.94)	21.88	(16.40)	19.78	.10
Less distributions from:
Net investment income	—	(8.85)	(.40)	—	(.27)	(1.65)
Total distributions	—	(8.85)	(.40)	—	(.27)	(1.65)
Net asset value, end of period	$146.09	$118.60	$130.39	$108.91	$125.31	$105.80

Total Return[c]	23.18%	(3.00%)	20.09%	(13.07%)	18.71%	0.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,673	$1,596	$2,151	$2,735	$1,974	$2,523
Ratios to average net assets:
Net investment income (loss)	2.91%	2.59%	2.68%	0.53%	(0.78%)	(0.67%)
Total expenses[d]	1.95%	1.87%	1.90%	1.88%	1.80%	1.91%
Net expenses[e]	1.73%	1.71%	1.83%	1.78%	1.71%	1.86%
Portfolio turnover rate	167%	1,237%	725%	70%	374%	212%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain or loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

252 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
JAPAN 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 34.9%
U.S. Treasury Bills
3.94% due 07/08/25[1,2]	$546,000	$545,560
Total U.S. Treasury Bills
(Cost $545,561)		545,560

FEDERAL AGENCY DISCOUNT NOTES†† - 19.2%
Federal Home Loan Bank
4.15% due 07/10/25[2]	200,000	199,793
Freddie Mac
4.23% due 07/02/25[2]	100,000	99,988
Total Federal Agency Discount Notes
(Cost $299,781)		299,781

FEDERAL AGENCY NOTES†† - 6.4%
Federal Farm Credit Bank
4.32% due 02/27/26	100,000	99,934
Total Federal Agency Notes
(Cost $99,997)		99,934

REPURCHASE AGREEMENTS††,3 - 28.6%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	241,869	241,869
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	104,366	104,366
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	100,779	100,779
Total Repurchase Agreements
(Cost $447,014)		447,014

Total Investments - 89.1%
(Cost $1,392,353)		$1,392,289
Other Assets & Liabilities, net - 10.9%		170,742
Total Net Assets - 100.0%		$1,563,031

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	13	Sep 2025	$2,624,700	$128,431
Micro Nikkei Stock Average Futures Contracts	24	Sep 2025	484,620	12,645
			$3,109,320	$141,076
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	35	Sep 2025	3,063,594	11,306

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 253

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$545,560	$—	$545,560
Federal Agency Discount Notes	—	299,781	—	299,781
Federal Agency Notes	—	99,934	—	99,934
Repurchase Agreements	—	447,014	—	447,014
Equity Futures Contracts**	141,076	—	—	141,076
Currency Futures Contracts**	11,306	—	—	11,306
Total Assets	$152,382	$1,392,289	$—	$1,544,671

**	This derivative is reported as unrealized appreciation/depreciation at period end.

254 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value (cost $945,339)	$945,275
Repurchase agreements, at value (cost $447,014)	447,014
Segregated cash with broker	182,658
Receivables:
Interest	1,542
Total assets	1,576,489

Liabilities:
Payable for:
Fund shares redeemed	4,678
Variation margin on futures contracts	4,655
Management fees	786
Transfer agent fees	571
Investor service fees	262
Portfolio accounting and administration fees	110
Trustees’ fees*	13
Miscellaneous	2,383
Total liabilities	13,458
Net assets	$1,563,031

Net assets consist of:
Paid in capital	$3,275,610
Total distributable earnings (loss)	(1,712,579)
Net assets	$1,563,031
Capital shares outstanding	17,032
Net asset value per share	$91.77

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Interest	$26,871
Total investment income	26,871

Expenses:
Management fees	4,683
Investor service fees	1,561
Transfer agent fees	1,740
Professional fees	1,284
Portfolio accounting and administration fees	968
Custodian fees	88
Trustees’ fees*	81
Miscellaneous	510
Total expenses	10,915
Less:
Expenses reimbursed by Adviser	(312)
Net expenses	10,603
Net investment income	16,268

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6
Futures contracts	5,152
Net realized gain	5,158
Net change in unrealized appreciation (depreciation) on:
Investments	(177)
Futures contracts	231,028
Net change in unrealized appreciation (depreciation)	230,851
Net realized and unrealized gain	236,009
Net increase in net assets resulting from operations	$252,277

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 255

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$16,268	$57,308
Net realized gain on investments	5,158	123,654
Net change in unrealized appreciation (depreciation) on investments	230,851	(164,758)
Net increase in net assets resulting from operations	252,277	16,204

Distributions to shareholders	—	(55,630)

Capital share transactions:
Proceeds from sale of shares	2,456,446	6,355,304
Distributions reinvested	—	55,630
Cost of shares redeemed	(2,375,983)	(6,628,901)
Net increase (decrease) from capital share transactions	80,463	(217,967)
Net increase (decrease) in net assets	332,740	(257,393)

Net assets:
Beginning of period	1,230,291	1,487,684
End of period	$1,563,031	$1,230,291

Capital share activity:
Shares sold	31,918	73,835
Shares issued from reinvestment of distributions	—	669
Shares redeemed	(31,050)	(77,401)
Net increase (decrease) in shares	868	(2,897)

256 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$76.11	$78.05	$58.06	$101.86	$118.59	$85.35
Income (loss) from investment operations:
Net investment income (loss)[b]	.99	3.05	2.39	.07	(1.11)	(.65)
Net gain (loss) on investments (realized and unrealized)	14.67	(2.01)	17.63	(43.87)	(15.62)	34.73
Total from investment operations	15.66	1.04	20.02	(43.80)	(16.73)	34.08
Less distributions from:
Net investment income	—	(2.98)	(.03)	—	—	(.84)
Total distributions	—	(2.98)	(.03)	—	—	(.84)
Net asset value, end of period	$91.77	$76.11	$78.05	$58.06	$101.86	$118.59

Total Return[c]	20.58%	1.01%	34.46%	(43.00%)	(14.11%)	40.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,563	$1,230	$1,488	$929	$1,783	$2,993
Ratios to average net assets:
Net investment income (loss)	2.61%	3.60%	3.38%	0.10%	(0.97%)	(0.82%)
Total expenses[d]	1.75%	1.68%	1.70%	1.67%	1.59%	1.72%
Net expenses[e]	1.70%	1.63%	1.69%	1.63%	1.53%	1.67%
Portfolio turnover rate	—	—	—	—	41%	199%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 257

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 25.6%
Federal Home Loan Bank
4.15% due 07/10/25[1]	$200,000	$199,793
Freddie Mac
4.23% due 07/02/25[1]	100,000	99,988
Total Federal Agency Discount Notes
(Cost $299,781)		299,781

U.S. TREASURY BILLS†† - 15.9%
U.S. Treasury Bills
4.03% due 07/01/25[1]	150,000	150,000
3.94% due 07/08/25[1,2]	37,000	36,970
Total U.S. Treasury Bills
(Cost $186,970)		186,970

FEDERAL AGENCY NOTES†† - 11.5%
Federal Farm Credit Bank
4.32% due 02/27/26	136,000	135,911
Total Federal Agency Notes
(Cost $135,996)		135,911

REPURCHASE AGREEMENTS††,3 - 52.3%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[4]	331,759	331,759
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[4]	143,154	143,154
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[4]	138,233	138,233
Total Repurchase Agreements
(Cost $613,146)		613,146

Total Investments - 105.3%
(Cost $1,235,893)		$1,235,808
Other Assets & Liabilities, net - (5.3)%		(62,671)
Total Net Assets - 100.0%		$1,173,137

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	17	Sep 2025	$1,639,820	$(17,662)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	09/19/25	7,076	$682,606	$(7,328)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2025.

See Sector Classification in Other Information section.

258 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$299,781	$—	$299,781
U.S. Treasury Bills	—	186,970	—	186,970
Federal Agency Notes	—	135,911	—	135,911
Repurchase Agreements	—	613,146	—	613,146
Total Assets	$—	$1,235,808	$—	$1,235,808

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$17,662	$—	$—	$17,662
Currency Index Swap Agreements**	—	7,328	—	7,328
Total Liabilities	$17,662	$7,328	$—	$24,990

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 259

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value (cost $622,747)	$622,662
Repurchase agreements, at value (cost $613,146)	613,146
Receivables:
Interest	2,100
Total assets	1,237,908

Liabilities:
Unrealized depreciation on OTC swap agreements	7,328
Payable for:
Fund shares redeemed	17,405
Swap settlement	14,452
Variation margin on futures contracts	9,707
Licensing fees	6,691
Management fees	1,672
Transfer agent and maintenance fees	1,050
Investor service fees	464
Portfolio accounting and administration fees	102
Trustees’ fees*	32
Miscellaneous	5,868
Total liabilities	64,771
Net assets	$1,173,137

Net assets consist of:
Paid in capital	$2,173,077
Total distributable earnings (loss)	(999,940)
Net assets	$1,173,137
Capital shares outstanding	26,985
Net asset value per share	$43.47

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Interest	$48,645
Total investment income	48,645

Expenses:
Management fees	10,024
Investor service fees	2,784
Transfer agent fees	4,003
Licensing fees	1,812
Professional fees	2,511
Portfolio accounting and administration fees	1,726
Trustees’ fees*	301
Custodian fees	174
Miscellaneous	50
Total expenses	23,385
Less:
Expenses reimbursed by Adviser	(1,114)
Net expenses	22,271
Net investment income	26,374

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(6)
Swap agreements	(50,250)
Futures contracts	(248,753)
Net realized loss	(299,009)
Net change in unrealized appreciation (depreciation) on:
Investments	(161)
Swap agreements	(27,659)
Futures contracts	(142,409)
Net change in unrealized appreciation (depreciation)	(170,229)
Net realized and unrealized loss	(469,238)
Net decrease in net assets resulting from operations	$(442,864)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

260 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$26,374	$91,331
Net realized gain (loss) on investments	(299,009)	190,430
Net change in unrealized appreciation (depreciation) on investments	(170,229)	141,268
Net increase (decrease) in net assets resulting from operations	(442,864)	423,029

Distributions to shareholders	—	(94,410)

Capital share transactions:
Proceeds from sale of shares	9,725,716	181,861,514
Distributions reinvested	—	94,410
Cost of shares redeemed	(12,397,411)	(179,407,309)
Net increase (decrease) from capital share transactions	(2,671,695)	2,548,615
Net increase (decrease) in net assets	(3,114,559)	2,877,234

Net assets:
Beginning of period	4,287,696	1,410,462
End of period	$1,173,137	$4,287,696

Capital share activity:
Shares sold	211,885	3,818,487
Shares issued from reinvestment of distributions	—	1,959
Shares redeemed	(265,065)	(3,771,236)
Net increase (decrease) in shares	(53,180)	49,210

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 261

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$53.49	$45.56	$45.16	$39.05	$35.15	$41.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.58	1.50	1.44	.06	(.49)	(.43)
Net gain (loss) on investments (realized and unrealized)	(10.60)	7.93	(.92)	6.05	4.39	(5.32)
Total from investment operations	(10.02)	9.43	.52	6.11	3.90	(5.75)
Less distributions from:
Net investment income	—	(1.50)	(.12)	—	—	(.31)
Total distributions	—	(1.50)	(.12)	—	—	(.31)
Net asset value, end of period	$43.47	$53.49	$45.56	$45.16	$39.05	$35.15

Total Return[c]	(18.73%)	21.01%	1.18%	15.65%	11.10%	(14.03%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,173	$4,288	$1,410	$3,573	$4,004	$1,556
Ratios to average net assets:
Net investment income (loss)	2.37%	3.09%	3.13%	0.13%	(1.32%)	(1.05%)
Total expenses[d]	2.10%	2.13%	1.99%	1.96%	1.99%	2.02%
Net expenses[e]	2.00%	2.03%	1.92%	1.89%	1.90%	1.96%
Portfolio turnover rate	—	—	—	—	131%	103%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

262 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
WEAKENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 24.8%
Federal Home Loan Bank
4.15% due 07/10/25[1]	$200,000	$199,793
Freddie Mac
4.23% due 07/02/25[1]	100,000	99,988
Total Federal Agency Discount Notes
(Cost $299,781)		299,781

U.S. TREASURY BILLS†† - 15.8%
U.S. Treasury Bills
4.03% due 07/01/25[1]	150,000	150,000
3.94% due 07/08/25[1,2]	41,000	40,967
Total U.S. Treasury Bills
(Cost $190,967)		190,967

REPURCHASE AGREEMENTS††,3 - 82.8%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25[4]	540,363	540,363
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25[4]	233,167	233,167
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25[4]	225,151	225,151
Total Repurchase Agreements
(Cost $998,681)		998,681

Total Investments - 123.4%
(Cost $1,489,429)		$1,489,429
Other Assets & Liabilities, net - (23.4)%		(282,833)
Total Net Assets - 100.0%		$1,206,596

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	19	Sep 2025	$1,832,740	$40,899

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	09/19/25	5,823	$561,691	$8,233

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2025.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 263

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$299,781	$—	$299,781
U.S. Treasury Bills	—	190,967	—	190,967
Repurchase Agreements	—	998,681	—	998,681
Currency Futures Contracts**	40,899	—	—	40,899
Currency Index Swap Agreements**	—	8,233	—	8,233
Total Assets	$40,899	$1,497,662	$—	$1,538,561

**	This derivative is reported as unrealized appreciation/depreciation at period end.

264 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value (cost $490,748)	$490,748
Repurchase agreements, at value (cost $998,681)	998,681
Segregated cash with broker	4,644
Unrealized appreciation on OTC swap agreements	8,233
Receivables:
Variation margin on futures contracts	13,123
Fund shares sold	1,635
Swap settlement	925
Interest	121
Total assets	1,518,110

Liabilities:
Payable for:
Fund shares redeemed	305,684
Management fees	905
Transfer agent fees	440
Investor service fees	251
Portfolio accounting and administration fees	55
Trustees’ fees*	9
Miscellaneous	4,170
Total liabilities	311,514
Net assets	$1,206,596

Net assets consist of:
Paid in capital	$3,123,182
Total distributable earnings (loss)	(1,916,586)
Net assets	$1,206,596
Capital shares outstanding	8,992
Net asset value per share	$134.19

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Interest	$15,520
Total investment income	15,520

Expenses:
Management fees	3,208
Investor service fees	891
Transfer agent fees	1,043
Professional fees	1,396
Licensing fees	426
Portfolio accounting and administration fees	553
Trustees’ fees*	58
Custodian fees	52
Miscellaneous	36
Total expenses	7,663
Less:
Expenses reimbursed by Adviser	(356)
Net expenses	7,307
Net investment income	8,213

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	23,941
Futures contracts	70,485
Net realized gain	94,426
Net change in unrealized appreciation (depreciation) on:
Investments	(9)
Swap agreements	9,397
Futures contracts	52,113
Net change in unrealized appreciation (depreciation)	61,501
Net realized and unrealized gain	155,927
Net increase in net assets resulting from operations	$164,140

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 265

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,213	$41,737
Net realized gain (loss) on investments	94,426	(384,959)
Net change in unrealized appreciation (depreciation) on investments	61,501	(36,621)
Net increase (decrease) in net assets resulting from operations	164,140	(379,843)

Distributions to shareholders	—	(35,982)

Capital share transactions:
Proceeds from sale of shares	2,894,121	116,864,374
Distributions reinvested	—	35,982
Cost of shares redeemed	(2,273,574)	(116,683,594)
Net increase from capital share transactions	620,547	216,762
Net increase (decrease) in net assets	784,687	(199,063)

Net assets:
Beginning of period	421,909	620,972
End of period	$1,206,596	$421,909

Capital share activity*:
Shares sold	23,581	964,297
Shares issued from reinvestment of distributions	—	305
Shares redeemed	(18,482)	(965,389)
Net increase (decrease) in shares	5,099	(787)

*	Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

266 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a,f]	Year Ended December 31, 2024[f]	Year Ended December 31, 2023 [f]	Year Ended December 31, 2022 [f]	Year Ended December 31, 2021 [f]	Year Ended December 31, 2020 [f]
Per Share Data
Net asset value, beginning of period	$108.38	$132.68	$129.09	$158.35	$184.09	$168.50
Income (loss) from investment operations:
Net investment income (loss)[b]	1.40	3.96	3.81	.15	(2.49)	(2.28)
Net gain (loss) on investments (realized and unrealized)	24.41	(20.88)	(.10)	(29.41)	(23.25)	18.59
Total from investment operations	25.81	(16.92)	3.71	(29.26)	(25.74)	16.31
Less distributions from:
Net investment income	—	(7.38)	(.12)	—	—	(.72)
Total distributions	—	(7.38)	(.12)	—	—	(.72)
Net asset value, end of period	$134.19	$108.38	$132.68	$129.09	$158.35	$184.09

Total Return[c]	23.81%	(13.21%)	2.85%	(18.47%)	(13.98%)	9.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,207	$422	$621	$1,406	$693	$2,332
Ratios to average net assets:
Net investment income (loss)	2.30%	3.23%	2.96%	0.12%	(1.43%)	(1.35%)
Total expenses[d]	2.15%	2.10%	1.97%	1.93%	2.00%	2.00%
Net expenses[e]	2.05%	2.00%	1.91%	1.85%	1.93%	1.96%
Portfolio turnover rate	—	—	—	—	93%	129%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expense of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 18, 2025 — See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 267

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
COMMODITIES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 43.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	113,501	$1,140,682
Guggenheim Strategy Fund II1	45,022	1,120,140
Total Mutual Funds
(Cost $2,249,924)		2,260,822

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 9.7%
Freddie Mac
4.23% due 07/02/25[2]	$500,000	499,941
Total Federal Agency Discount Notes
(Cost $499,941)		499,941

FEDERAL AGENCY NOTES†† - 7.7%
Federal Farm Credit Bank
4.32% due 02/27/26	400,000	399,738
Total Federal Agency Notes
(Cost $399,986)		399,738

U.S. TREASURY BILLS†† - 3.9%
U.S. Treasury Bills
3.94% due 07/08/25[2,3]	200,000	199,839
Total U.S. Treasury Bills
(Cost $199,840)		199,839

REPURCHASE AGREEMENTS††,4 - 31.2%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	871,938	871,938
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	376,241	376,241
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	363,307	363,307
Total Repurchase Agreements
(Cost $1,611,486)		1,611,486

Total Investments - 96.3%
(Cost $4,961,177)		$4,971,826
Other Assets & Liabilities, net - 3.7%		191,106
Total Net Assets - 100.0%		$5,162,932

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
S&P Goldman Sachs Commodity Index Futures Contracts	38	Jul 2025	$5,156,125	$(534)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

268 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,260,822	$—	$—	$2,260,822
Federal Agency Discount Notes	—	499,941	—	499,941
Federal Agency Notes	—	399,738	—	399,738
U.S. Treasury Bills	—	199,839	—	199,839
Repurchase Agreements	—	1,611,486	—	1,611,486
Total Assets	$2,260,822	$2,711,004	$—	$4,971,826

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$534	$—	$—	$534

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,418,428	$—	$(300,000)	$(1,206)	$2,918	$1,120,140	45,022	$37,823
Guggenheim Ultra Short Duration Fund — Institutional Class	1,434,948	—	(300,000)	2,687	3,047	1,140,682	113,501	31,143
	$2,853,376	$—	$(600,000)	$1,481	$5,965	$2,260,822		$68,966

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 269

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $1,099,767)	$1,099,518
Investments in affiliated issuers, at value (cost $2,249,924)	2,260,822
Repurchase agreements, at value (cost $1,611,486)	1,611,486
Segregated cash with broker	200,181
Receivables:
Fund shares sold	19,721
Dividends	10,661
Interest	6,148
Other assets	547
Total assets	5,209,084

Liabilities:
Payable for:
Variation margin on futures contracts	23,750
Professional fees	5,271
Management fees	2,968
Transfer agent fees	2,609
Fund shares redeemed	1,238
Investor service fees	1,083
Portfolio accounting and administration fees	455
Trustees’ fees*	60
Miscellaneous	8,718
Total liabilities	46,152
Net assets	$5,162,932

Net assets consist of:
Paid in capital	$12,027,525
Total distributable earnings (loss)	(6,864,593)
Net assets	$5,162,932
Capital shares outstanding	57,804
Net asset value per share	$89.32

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$68,966
Interest	71,831
Total investment income	140,797

Expenses:
Management fees	28,009
Investor service fees	8,002
Transfer agent fees	8,726
Professional fees	7,376
Portfolio accounting and administration fees	4,961
Custodian fees	472
Trustees’ fees*	373
Miscellaneous	1,219
Total expenses	59,138
Less:
Expenses reimbursed by Adviser	(1,600)
Expenses waived by Adviser	(5,780)
Total waived/reimbursed expenses	(7,380)
Net expenses	51,758
Net investment income	89,039

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	29
Investments in affiliated issuers	1,481
Futures contracts	150,989
Net realized gain	152,499
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(372)
Investments in affiliated issuers	5,965
Futures contracts	(150,718)
Net change in unrealized appreciation (depreciation)	(145,125)
Net realized and unrealized gain	7,374
Net increase in net assets resulting from operations	$96,413

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

270 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$89,039	$260,226
Net realized gain on investments	152,499	1,207
Net change in unrealized appreciation (depreciation) on investments	(145,125)	100,923
Net increase in net assets resulting from operations	96,413	362,356

Distributions to shareholders	—	(280,887)

Capital share transactions:
Proceeds from sale of shares	14,397,591	36,976,544
Distributions reinvested	—	280,887
Cost of shares redeemed	(19,642,027)	(33,513,980)
Net increase (decrease) from capital share transactions	(5,244,436)	3,743,451
Net increase (decrease) in net assets	(5,148,023)	3,824,920

Net assets:
Beginning of period	10,310,955	6,486,035
End of period	$5,162,932	$10,310,955

Capital share activity:
Shares sold	158,567	398,849
Shares issued from reinvestment of distributions	—	3,144
Shares redeemed	(216,685)	(361,963)
Net increase (decrease) in shares	(58,118)	40,030

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 271

COMMODITIES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$88.95	$85.46	$101.51	$87.09	$62.42	$81.37
Income (loss) from investment operations:
Net investment income (loss)[b]	1.24	3.28	3.23	(.17)	(.96)	(.47)
Net gain (loss) on investments (realized and unrealized)	(.87)[f]	3.84	(9.32)	20.44	25.63	(18.06)
Total from investment operations	.37	7.12	(6.09)	20.27	24.67	(18.53)
Less distributions from:
Net investment income	—	(3.63)	(9.96)	(5.85)	—	(.42)
Total distributions	—	(3.63)	(9.96)	(5.85)	—	(.42)
Net asset value, end of period	$89.32	$88.95	$85.46	$101.51	$87.09	$62.42

Total Return[c]	0.42%	8.29%	(6.24%)	22.88%	39.52%	(22.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,163	$10,311	$6,486	$12,451	$8,767	$3,505
Ratios to average net assets:
Net investment income (loss)	2.78%	3.65%	3.46%	(0.15%)	(1.20%)	(0.82%)
Total expenses[d]	1.85%	1.91%	1.89%	1.88%	1.86%	1.88%
Net expenses[e]	1.62%	1.68%	1.68%	1.71%	1.67%	1.69%
Portfolio turnover rate	—	—	—	—	92%	123%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

272 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
GLOBAL MANAGED FUTURES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 43.5%
Guggenheim Variable Insurance Strategy Fund III[1]	100,294	$2,501,336
Guggenheim Strategy Fund III[1]	89,107	2,224,999
Guggenheim Strategy Fund II1	4,552	113,258
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,274	73,100
Total Mutual Funds
(Cost $4,886,643)		4,912,693

	Face Amount
U.S. TREASURY BILLS†† - 7.3%
U.S. Treasury Bills
3.94% due 07/08/25[2,3]	$823,000	822,337
Total U.S. Treasury Bills
(Cost $822,339)		822,337

REPURCHASE AGREEMENTS††,4 - 45.8%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	2,795,278	2,795,278
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	1,206,161	1,206,161
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	1,164,700	1,164,700
Total Repurchase Agreements
(Cost $5,166,139)		5,166,139

Total Investments - 96.6%
(Cost $10,875,121)		$10,901,169
Other Assets & Liabilities, net - 3.4%		380,850
Total Net Assets - 100.0%		$11,282,019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	6	Sep 2025	$888,000	$19,784
British Pound Futures Contracts	14	Sep 2025	1,201,550	10,312
Mexican Peso Futures Contracts	24	Sep 2025	634,320	7,728
Canadian Dollar Futures Contracts	17	Sep 2025	1,252,815	4,764
New Zealand Dollar Futures Contracts	7	Sep 2025	427,805	4,528
Australian Dollar Futures Contracts	7	Sep 2025	461,405	4,016
Swedish Krona Futures Contracts	1	Sep 2025	212,400	1,197
Japanese Yen Futures Contracts	6	Sep 2025	525,188	1,121
Norwegian Krone Futures Contracts	1	Sep 2025	198,550	997
			$5,802,033	$54,447
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	2	Sep 2025	$915,440	$24,808
S&P 500 Index Mini Futures Contracts	1	Sep 2025	312,575	8,473
IBEX 35 Index Futures Contracts††	5	Jul 2025	820,217	7,558
DAX Index Futures Contracts	1	Sep 2025	708,647	6,638
S&P/TSX 60 IX Index Futures Contracts	2	Sep 2025	469,703	6,463
FTSE/JSE TOP 40 Index Futures Contracts††	14	Sep 2025	712,833	4,404
Tokyo Stock Price Index Futures Contracts	1	Sep 2025	197,323	2,771
FTSE Taiwan Index Futures Contracts	4	Jul 2025	291,280	2,666
Russell 2000 Index Mini Futures Contracts	1	Sep 2025	109,560	668
FTSE 100 Index Futures Contracts	8	Sep 2025	964,779	(10,386)
			$5,502,357	$54,063

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 273

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
GLOBAL MANAGED FUTURES STRATEGY FUND

Futures Contracts (concluded)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	22	Sep 2025	$2,398,516	$18,744
U.S. Treasury 10 Year Note Futures Contracts	10	Sep 2025	1,121,406	12,761
Australian Government 10 Year Bond Futures Contracts	6	Sep 2025	453,041	2,647
Canadian Government 10 Year Bond Futures Contracts	3	Sep 2025	269,176	1,639
U.S. Treasury 2 Year Note Futures Contracts	5	Sep 2025	1,040,234	1,113
Euro - BTP Italian Government Bond Futures Contracts	6	Sep 2025	856,244	881
Long Gilt Futures Contracts	3	Sep 2025	383,699	577
Euro - Bobl Futures Contracts	11	Sep 2025	1,525,330	(594)
Euro - Bund Futures Contracts	3	Sep 2025	460,285	(845)
Euro - Schatz Futures Contracts	63	Sep 2025	7,959,985	(7,964)
			$16,467,916	$28,959
Commodity Futures Contracts Purchased†
Soybean Oil Futures Contracts	10	Dec 2025	$316,500	$26,498
Live Cattle Futures Contracts	7	Aug 2025	599,130	11,126
Cocoa Futures Contracts	3	Sep 2025	269,310	2,751
Cotton #2 Futures Contracts	11	Dec 2025	374,220	1,566
Palladium Futures Contracts	1	Sep 2025	111,550	760
Hard Red Winter Wheat Futures Contracts	4	Sep 2025	105,400	37
WTI Crude Futures Contracts	1	Aug 2025	64,990	(123)
Corn Futures Contracts	6	Sep 2025	122,700	(417)
Silver Futures Contracts	1	Sep 2025	181,600	(1,003)
Red Spring Wheat Futures Contracts	3	Sep 2025	93,113	(2,377)
Low Sulphur Gas Oil Futures Contracts	2	Aug 2025	132,700	(2,553)
Natural Gas Futures Contracts	1	Jul 2025	34,450	(2,943)
Lean Hogs Futures Contracts	2	Aug 2025	85,840	(2,945)
Soybean Meal Futures Contracts	6	Dec 2025	173,700	(3,764)
Sugar #11 Futures Contracts	22	Sep 2025	398,922	(11,479)
Brent Crude Futures Contracts	5	Jul 2025	333,200	(11,714)
			$3,397,325	$3,420
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	1	Sep 2025	$118,969	$130
U.S. Treasury Long Bond Futures Contracts	1	Sep 2025	115,375	67
Australian Government 3 Year Bond Futures Contracts	5	Sep 2025	354,693	(528)
			$589,037	$(331)
Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	1	Sep 2025	$159,069	$(2,047)
Equity Futures Contracts Sold Short†
Euro STOXX 50 Index Futures Contracts	5	Sep 2025	$313,796	$1,811
CAC 40 10 Euro Index Futures Contracts	2	Jul 2025	181,067	(134)
MSCI Emerging Markets Index Futures Contracts	2	Sep 2025	123,320	(3,826)
Dow Jones Industrial Average Index Mini Futures Contracts	1	Sep 2025	221,880	(5,397)
			$840,063	$(7,546)
Commodity Futures Contracts Sold Short†
Coffee ‘C’ Futures Contracts	1	Sep 2025	$111,713	$10,909
Wheat Futures Contracts	10	Sep 2025	268,750	4,363
LME Nickel Futures Contracts	2	Aug 2025	181,628	2,294
Soybean Futures Contracts	21	Nov 2025	1,078,875	940
LME Lead Futures Contracts	5	Aug 2025	254,610	(2,099)
LME Primary Aluminum Futures Contracts	6	Aug 2025	389,823	(6,395)
Cattle Feeder Futures Contracts	1	Aug 2025	155,250	(6,578)
Platinum Futures Contracts	8	Oct 2025	543,000	(36,145)
			$2,983,649	$(32,711)

274 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
GLOBAL MANAGED FUTURES STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,912,693	$—	$—	$4,912,693
U.S. Treasury Bills	—	822,337	—	822,337
Repurchase Agreements	—	5,166,139	—	5,166,139
Equity Futures Contracts**	54,298	11,962	—	66,260
Commodity Futures Contracts**	61,244	—	—	61,244
Currency Futures Contracts**	54,447	—	—	54,447
Interest Rate Futures Contracts**	38,559	—	—	38,559
Total Assets	$5,121,241	$6,000,438	$—	$11,121,679

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$90,535	$—	$—	$90,535
Equity Futures Contracts**	19,743	—	—	19,743
Interest Rate Futures Contracts**	9,931	—	—	9,931
Currency Futures Contracts**	2,047	—	—	2,047
Total Liabilities	$122,256	$—	$—	$122,256

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 275

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
GLOBAL MANAGED FUTURES STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$113,122	$—	$—	$—	$136	$113,258	4,552	$3,029
Guggenheim Strategy Fund III	2,222,326	—	—	—	2,673	2,224,999	89,107	60,508
Guggenheim Ultra Short Duration Fund — Institutional Class	72,809	—	—	—	291	73,100	7,274	1,588
Guggenheim Variable Insurance Strategy Fund III	2,501,336	—	—	—	—	2,501,336	100,294	68,003
	$4,909,593	$—	$—	$—	$3,100	$4,912,693		$133,128

276 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $822,339)	$822,337
Investments in affiliated issuers, at value (cost $4,886,643)	4,912,693
Repurchase agreements, at value (cost $5,166,139)	5,166,139
Segregated cash with broker	396,781
Receivables:
Dividends	21,411
Fund shares sold	13,998
Interest	628
Other assets	509
Total assets	11,334,496

Liabilities:
Overdraft due to custodian bank	659
Payable for:
Professional fees	8,771
Management fees	7,974
Printing fees	7,089
Transfer agent fees	6,565
Fund shares redeemed	4,596
Variation margin on futures contracts	2,791
Investor service fees	2,219
Portfolio accounting and administration fees	1,376
Trustees’ fees*	115
Miscellaneous	10,322
Total liabilities	52,477
Net assets	$11,282,019

Net assets consist of:
Paid in capital	$13,140,606
Total distributable earnings (loss)	(1,858,587)
Net assets	$11,282,019
Capital shares outstanding	709,873
Net asset value per share	$15.89

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of affiliated issuers	$133,128
Interest	131,522
Total investment income	264,650

Expenses:
Management fees	56,854
Investor service fees	13,675
Transfer agent fees	25,519
Professional fees	13,288
Portfolio accounting and administration fees	8,479
Custodian fees	817
Trustees’ fees*	742
Miscellaneous	9,561
Total expenses	128,935
Less:
Expenses waived by Adviser	(7,713)
Net expenses	121,222
Net investment income	143,428

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1
Futures contracts	(493,222)
Foreign currency transactions	(1,071)
Net realized loss	(494,292)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(174)
Investments in affiliated issuers	3,100
Futures contracts	(102,129)
Foreign currency translations	(77)
Net change in unrealized appreciation (depreciation)	(99,280)
Net realized and unrealized loss	(593,572)
Net decrease in net assets resulting from operations	$(450,144)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 277

GLOBAL MANAGED FUTURES STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$143,428	$449,641
Net realized loss on investments	(494,292)	(503,736)
Net change in unrealized appreciation (depreciation) on investments	(99,280)	24,843
Net decrease in net assets resulting from operations	(450,144)	(29,252)

Distributions to shareholders	—	(584,520)

Capital share transactions:
Proceeds from sale of shares	1,646,550	4,775,241
Distributions reinvested	—	584,520
Cost of shares redeemed	(2,345,336)	(6,813,958)
Net decrease from capital share transactions	(698,786)	(1,454,197)
Net decrease in net assets	(1,148,930)	(2,067,969)

Net assets:
Beginning of period	12,430,949	14,498,918
End of period	$11,282,019	$12,430,949

Capital share activity:
Shares sold	104,638	269,130
Shares issued from reinvestment of distributions	—	33,787
Shares redeemed	(146,031)	(396,186)
Net decrease in shares	(41,393)	(93,269)

278 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$16.55	$17.17	$17.58	$16.24	$16.32	$16.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.57	.54	.06	(.15)	(.09)
Net gain (loss) on investments (realized and unrealized)	(.87)	(.47)	.11	1.80	.29	.51
Total from investment operations	(.66)	.10	.65	1.86	.14	.42
Less distributions from:
Net investment income	—	(.47)	(.65)	(.43)	—	(.65)
Net realized gains	—	(.25)	(.41)	(.09)	(.22)	(.09)
Total distributions	—	(.72)	(1.06)	(.52)	(.22)	(.74)
Net asset value, end of period	$15.89	$16.55	$17.17	$17.58	$16.24	$16.32

Total Return[c]	(3.99%)	0.37%	3.80%	11.28%	0.82%	2.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,282	$12,431	$14,499	$21,041	$10,671	$13,593
Ratios to average net assets:
Net investment income (loss)	2.62%	3.28%	3.08%	0.36%	(0.87%)	(0.55%)
Total expenses[d]	2.36%	2.18%	2.14%	1.96%	1.81%	1.80%
Net expenses[e]	2.22%	2.06%	2.00%	1.85%	1.69%	1.72%
Portfolio turnover rate	—	—	—	—	2%	2%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 279

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
COMMON STOCKS† - 33.5%

Consumer, Non-cyclical - 6.1%
Kellanova[1]	5,777	$459,445
Dun & Bradstreet Holdings, Inc.	43,520	395,597
Blueprint Medicines Corp.*	2,004	256,873
Surmodics, Inc.*	6,469	192,194
Amedisys, Inc.*,1	1,918	188,712
Cross Country Healthcare, Inc.*	10,771	140,561
Total Consumer, Non-cyclical		1,633,382

Financial - 5.6%
Redfin Corp.*,2	35,678	399,237
Enstar Group Ltd.*	1,128	379,414
Mr Cooper Group, Inc.*,1	1,582	236,050
ProAssurance Corp.*,1	9,215	210,378
Pacific Premier Bancorp, Inc.[1]	6,317	133,226
HarborOne Bancorp, Inc.	6,281	73,362
Guild Holdings Co. — Class A	3,653	72,220
Total Financial		1,503,887

Technology - 4.5%
Informatica, Inc. — Class A*,1	9,560	232,786
E2open Parent Holdings, Inc.*	66,908	216,113
Cantaloupe, Inc.*	19,656	216,019
PlayAGS, Inc.*,1	16,147	201,676
ANSYS, Inc.*,1	561	197,035
AvidXchange Holdings, Inc.*	14,732	144,226
Total Technology		1,207,855

Consumer, Cyclical - 4.0%
Everi Holdings, Inc.*	31,628	450,383
Walgreens Boots Alliance, Inc.*,1	31,118	357,235
Skechers USA, Inc. — Class A*	4,122	260,098
Total Consumer, Cyclical		1,067,716

Industrial - 3.6%
AZEK Company, Inc.*	6,341	344,634
FARO Technologies, Inc.*,1	6,771	297,382
Triumph Group, Inc.*	10,008	257,706
Spirit AeroSystems Holdings, Inc. — Class A*,1	1,599	61,002
Total Industrial		960,724

Energy - 3.2%
Hess Corp.[1]	3,243	449,285
ChampionX Corp.	9,273	230,341
Sitio Royalties Corp. — Class A	9,174	168,618
Total Energy		848,244

Communications - 2.7%
Frontier Communications Parent, Inc.*,1	9,688	352,643
Juniper Networks, Inc.	6,039	241,138
Interpublic Group of Companies, Inc.[1]	5,763	141,078
Total Communications		734,859

Utilities - 2.0%
ALLETE, Inc.	5,779	370,260
TXNM Energy, Inc.[1]	3,153	177,577
Total Utilities		547,837

Basic Materials - 1.8%
Radius Recycling, Inc. — Class A	10,849	322,107
MAG Silver Corp.	7,950	167,983
Total Basic Materials		490,090

Total Common Stocks
(Cost $8,937,650)		8,994,594

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Bristol-Myers Squibb Co.	5,897	—
Johnson & Johnson†††	1,553	—
Novartis AG*, †††	4,974	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $1,940)		—

MUTUAL FUNDS† - 25.7%
Guggenheim Strategy Fund III[3]	99,249	2,478,244
Guggenheim Variable Insurance Strategy Fund III[3]	86,555	2,158,683
Guggenheim Strategy Fund II3	67,185	1,671,559
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	54,685	549,583
Total Mutual Funds
(Cost $6,865,317)		6,858,069

CLOSED-END MUTUAL FUNDS***,† - 4.9%
abrdn Emerging Markets ex China Fund, Inc.	6,522	38,741
Templeton Emerging Markets Fund/United States	2,613	38,124
Clough Global Equity Fund	5,237	37,308
Sprott Focus Trust, Inc.	4,936	36,872
Royce Micro-Capital Trust, Inc.	3,944	36,482
Bancroft Fund Ltd.	1,930	36,477
Mexico Fund, Inc.	2,073	36,423
Gabelli Dividend & Income Trust	1,389	36,128
Western Asset Inflation-Linked Opportunities & Income Fund	4,120	36,091
General American Investors Company, Inc.	640	35,866
Nuveen Dow 30sm Dynamic Overwrite Fund	2,494	35,764
European Equity Fund, Inc.	3,493	35,733
John Hancock Diversified Income Fund	3,350	35,443
PIMCO California Municipal Income Fund II	6,602	35,387
PIMCO New York Municipal Income Fund II	5,248	35,267
Tri-Continental Corp.	1,107	35,048
Virtus Total Return Fund, Inc.	5,594	34,851
SRH Total Return Fund, Inc.	1,959	34,635

280 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Total Return Securities Fund	5,461	$34,623
Ellsworth Growth and Income Fund Ltd.	2,521	25,840
abrdn Australia Equity Fund, Inc.	5,710	25,524
Royce Global Trust, Inc.	2,034	24,469
Gabelli Global Small and Mid Capital Value Trust	1,545	20,579
BlackRock Municipal 2030 Target Term Trust	874	19,132
Voya Asia Pacific High Dividend Equity Income Fund	2,626	18,490
Gabelli Healthcare & WellnessRx Trust	1,857	17,549
New Germany Fund, Inc.	1,360	16,238
MFS High Income Municipal Trust[2]	4,267	15,276
PIMCO New York Municipal Income Fund III	2,170	11,371
Allspring Global Dividend Opportunity Fund	1,955	10,538
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	980	10,016
BNY Mellon Strategic Municipals, Inc.	1,661	9,833
BNY Mellon Strategic Municipal Bond Fund, Inc.	1,714	9,598
PIMCO California Municipal Income Fund	835	7,173
Mexico Equity and Income Fund, Inc.	643	6,732
Voya Emerging Markets High Dividend Equity Fund	1,128	6,700
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	421	4,610
BlackRock MuniHoldings California Quality Fund, Inc.	429	4,440
abrdn Global Infrastructure Income Fund[2]	212	4,321
Templeton Emerging Markets Income Fund	546	3,276
BlackRock Enhanced Large Capital Core Fund, Inc.	152	3,245
Nuveen NASDAQ 100 Dynamic Overwrite Fund	122	3,229
BlackRock Enhanced Equity Dividend Trust	362	3,218
abrdn Total Dynamic Dividend Fund	363	3,216
abrdn Life Sciences Investors[2]	251	3,215
John Hancock Investors Trust	232	3,212
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	197	3,209
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	118	3,208
Western Asset Emerging Markets Debt Fund, Inc.	319	3,206
Eaton Vance Tax-Advantaged Dividend Income Fund	133	3,205
Nuveen California Municipal Value Fund	368	3,194
Nuveen S&P 500 Buy-Write Income Fund	230	3,192
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	369	3,192
Eaton Vance Tax-Managed Buy-Write Income Fund	221	3,191
Allspring Income Opportunities Fund	452	3,191
Nuveen Credit Strategies Income Fund	591	3,185
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	383	3,183
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	344	3,182
Nuveen Global High Income Fund	246	3,181
BlackRock MuniVest Fund II, Inc.	308	3,179
Flaherty & Crumrine Preferred & Income Fund, Inc.	281	3,178
Nuveen Floating Rate Income Fund	375	3,176
BlackRock Resources & Commodities Strategy Trust	336	3,175
Western Asset Inflation-Linked Income Fund	378	3,175
Eaton Vance Risk-Managed Diversified Equity Income Fund	351	3,173
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	362	3,167
Herzfeld Caribbean Basin Fund, Inc.	1,244	3,166
Source Capital	73	3,166
Allspring Utilities and High Income Fund	274	3,165
MFS Multimarket Income Trust	673	3,163
Flaherty & Crumrine Total Return Fund, Inc.	186	3,162
John Hancock Tax-Advantaged Dividend Income Fund	135	3,158
BlackRock Taxable Municipal Bond Trust	196	3,158
BlackRock Enhanced Global Dividend Trust	278	3,155
Eaton Vance Senior Floating-Rate Trust	260	3,151
BlackRock MuniAssets Fund, Inc.	303	3,151
Blackstone Strategic Credit Fund	260	3,151
NYLI MacKay DefinedTerm Muni Opportunities Fund	213	3,150
Franklin Universal Trust	413	3,147
BlackRock Municipal Income Quality Trust	298	3,147
Allspring Multi-Sector Income Fund	333	3,147
abrdn Healthcare Investors	203	3,144
BlackRock MuniYield Quality Fund II, Inc.	326	3,143
MFS Charter Income Trust	494	3,142
Nuveen Pennsylvania Quality Municipal Income Fund	280	3,142
Nuveen New York AMT-Free Quality Municipal Income Fund	317	3,141
Invesco Pennsylvania Value Municipal Income Trust	312	3,139
BlackRock MuniYield Quality Fund III, Inc.	299	3,137
BlackRock Health Sciences Trust	86	3,136
Putnam Municipal Opportunities Trust	317	3,135
PIMCO Municipal Income Fund III	457	3,135
Principal Real Estate Income Fund	298	3,135
Blackrock Investment Quality Municipal Trust, Inc.	287	3,134
PIMCO California Municipal Income Fund III	503	3,134
Eaton Vance Municipal Bond Fund	324	3,133
BlackRock MuniYield Quality Fund, Inc.	282	3,133
Nuveen AMT-Free Municipal Value Fund	229	3,133

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 281

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
BlackRock MuniHoldings New York Quality Fund, Inc.	319	$3,133
BlackRock MuniYield Fund, Inc.	312	3,132
BlackRock Municipal Income Trust II	312	3,132
Nuveen Quality Municipal Income Fund	277	3,127
Franklin Limited Duration Income Trust	487	3,127
BlackRock MuniHoldings Fund, Inc.	279	3,125
BlackRock MuniHoldings Quality Fund II, Inc.	326	3,123
Eaton Vance National Municipal Opportunities Trust	192	3,118
BlackRock Municipal Income Trust	325	3,117
BlackRock New York Municipal Income Trust	322	3,114
John Hancock Income Securities Trust	276	3,113
BlackRock California Municipal Income Trust	288	3,113
PIMCO Municipal Income Fund	390	3,112
Invesco Municipal Opportunity Trust	339	3,112
Nuveen New Jersey Quality Municipal Income Fund	274	3,110
Western Asset Managed Municipals Fund, Inc.	314	3,109
PIMCO Municipal Income Fund II	417	3,107
Neuberger Berman Municipal Fund, Inc.	316	3,106
Invesco Quality Municipal Income Trust	331	3,105
BlackRock Enhanced International Dividend Trust	536	3,103
BlackRock MuniYield Pennsylvania Quality Fund	287	3,097
MFS High Yield Municipal Trust	929	3,094
Nuveen New York Municipal Value Fund	381	3,090
Invesco Municipal Trust	337	3,083
abrdn National Municipal Income Fund	319	3,082
Invesco Trust for Investment Grade Municipals	323	3,065
Nuveen Real Estate Income Fund	393	3,058
BlackRock MuniYield Michigan Quality Fund, Inc.	275	3,036
MFS Investment Grade Municipal Trust	391	2,987
DTF Tax-Free Income 2028 Term Fund, Inc.	264	2,954
MFS Intermediate High Income Fund	1,611	2,803
BlackRock Virginia Municipal Bond Trust	242	2,514
Adams Diversified Equity Fund, Inc.	113	2,453
Virtus Convertible & Income Fund	171	2,428
Liberty All Star Growth Fund, Inc.	442	2,418
Virtus Convertible & Income Fund II2	188	2,414
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	466	2,386
Lazard Global Total Return and Income Fund, Inc.	142	2,386
BNY Mellon High Yield Strategies Fund	917	2,384
Western Asset Global Corporate Opportunity Fund, Inc.	202	2,384
Eaton Vance California Municipal Bond Fund	262	2,337
GAMCO Natural Resources Gold & Income Trust	371	2,334
Duff & Phelps Utility and Infrastructure Fund, Inc.	188	2,333
Royce Small-Capital Trust, Inc.	155	2,333
Nuveen New York Select Tax-Free Income Portfolio	200	2,326
Eaton Vance New York Municipal Bond Fund	250	2,323
Eaton Vance Senior Income Trust	408	2,322
Nuveen AMT-Free Quality Municipal Income Fund	212	2,315
Eaton Vance California Municipal Income Trust	239	2,315
AllianceBernstein National Municipal Income Fund, Inc.	222	2,289
ClearBridge Energy Midstream Opportunity Fund, Inc.	18	863
BlackRock Science and Technology Term Trust	41	851
First Trust Senior Floating Rate Income Fund II	83	843
Blackrock Science & Technology Trust	22	840
Tortoise Energy Infrastructure Corp.	19	834
Tortoise Sustainable and Social Impact Term Fund	68	833
Neuberger Berman Next Generation Connectivity Fund, Inc.	57	832
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	92	828
Kayne Anderson Energy Infrastructure Fund	65	827
Clough Global Opportunities Fund	152	825
PGIM Short Duration High Yield Opportunities Fund	49	825
Destra Multi-Alternative Fund	94	822
Saba Capital Income & Opportunities Fund	102	822
BlackRock Energy and Resources Trust	62	822
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	40	821
Special Opportunities Fund, Inc.	53	821
Nuveen Multi-Asset Income Fund	65	821
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	96	821
XAI Octagon Floating Rate Alternative Income Trust	145	819
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	59	818
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	39	818
Saba Capital Income & Opportunities Fund II	89	818
Angel Oak Financial Strategies Income Term Trust	63	818
Clough Global Dividend and Income Fund	144	817
Invesco Municipal Income Opportunities Trust	142	816

282 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Invesco Value Municipal Income Trust	70	$815
PIMCO Dynamic Income Strategy Fund	33	813
Western Asset Investment Grade Opportunity Trust, Inc.	49	812
Aberdeen Asia-Pacific Income Fund, Inc.	51	812
LMP Capital and Income Fund, Inc.	52	811
NYLI CBRE Global Infrastructure Megatrends Term Fund	57	810
RiverNorth Flexible Municipal Income Fund, Inc.	58	809
RiverNorth Flexible Municipal Income Fund II, Inc.	64	809
High Income Securities Fund	127	806
RiverNorth Managed Duration Municipal Income Fund, Inc.	60	805
RiverNorth Managed Duration Municipal Income Fund II, Inc.	57	801
Highland Opportunities and Income Fund	154	801
RiverNorth Capital and Income Fund	55	800
BlackRock Health Sciences Term Trust	56	799
Highland Global Allocation Fund	91	792
Cohen & Steers Real Estate Opportunities and Income Fund	52	789
Nuveen Multi-Market Income Fund	47	295
Total Closed-End Mutual Funds
(Cost $1,177,414)		1,312,113

	Face Amount
U.S. TREASURY BILLS†† - 6.4%
U.S. Treasury Bills
4.11% due 08/05/25[1,4]	$1,250,000	1,244,829
3.94% due 07/08/25[4,5]	466,000	465,624
Total U.S. Treasury Bills
(Cost $1,710,418)		1,710,453

REPURCHASE AGREEMENTS††,6 - 24.4%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	3,539,562	3,539,562
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	1,527,319	1,527,319
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	1,474,818	1,474,818
Total Repurchase Agreements
(Cost $6,541,699)		6,541,699

SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.25%[8]	74,339	74,339
Total Securities Lending Collateral
(Cost $74,339)		74,339

Total Investments - 95.2%
(Cost $25,308,777)		25,491,267

COMMON STOCKS SOLD SHORT† - (8.4)%
Technology - (0.4)%
Synopsys, Inc.*	194	(99,460)

Basic Materials - (0.4)%
Pan American Silver Corp.	4,433	(125,897)

Communications - (0.5)%
Omnicom Group, Inc.	1,982	(142,585)

INDUSTRIAL - (0.7)%
James Hardie Industries plc ADR*	6,557	(176,318)

Financial - (3.1)%
Eastern Bankshares, Inc.	3,844	(58,698)
Columbia Banking System, Inc.	5,780	(135,136)
Rocket Companies, Inc. — Class A	45,781	(649,175)
Total Financial		(843,009)

Energy - (3.3)%
Viper Energy, Inc.	4,454	(169,831)
Schlumberger N.V.	6,816	(230,381)
Chevron Corp.	3,324	(475,963)
Total Energy		(876,175)

Total Common Stocks Sold Short
(Proceeds $2,360,575)		(2,263,444)

EXCHANGE-TRADED FUNDS SOLD SHORT***,† - (5.0)%
iShares Mortgage Real Estate ETF	8	(171)
Materials Select Sector SPDR Fund	11	(966)
SPDR S&P Biotech ETF	27	(2,239)
Schwab U.S. Aggregate Bond ETF	115	(2,673)
VanEck High Yield Muni ETF	62	(3,113)
iShares U.S. Real Estate ETF	33	(3,127)
Utilities Select Sector SPDR Fund	48	(3,920)
iShares JP Morgan USD Emerging Markets Bond ETF	67	(6,205)
iShares 7-10 Year Treasury Bond ETF	70	(6,704)
Invesco Senior Loan ETF	323	(6,757)
iShares Floating Rate Bond ETF	142	(7,245)
iShares Preferred & Income Securities ETF	245	(7,517)
VanEck Gold Miners ETF	165	(8,590)
iShares iBoxx $ Investment Grade Corporate Bond ETF	118	(12,934)
iShares MSCI Emerging Markets ETF	278	(13,411)
iShares Russell 1000 Growth ETF	33	(14,011)
Health Care Select Sector SPDR Fund	131	(17,657)
iShares Core High Dividend ETF	178	(20,856)
iShares TIPS Bond ETF	248	(27,290)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 283

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	344	$(27,744)
iShares Latin America 40 ETF	1,157	(30,325)
iShares MSCI All Country Asia ex Japan ETF	681	(56,264)
SPDR Bloomberg Convertible Securities ETF	958	(79,188)
iShares Russell 2000 Index ETF	430	(92,789)
iShares National Muni Bond ETF	965	(100,823)
SPDR S&P 500 ETF Trust	174	(107,506)
iShares Russell 1000 Value ETF	667	(129,552)
SPDR Nuveen ICE High Yield Municipal Bond ETF	5,526	(136,934)
SPDR Nuveen ICE Municipal Bond ETF	4,519	(201,864)
iShares MSCI EAFE ETF	2,400	(214,536)
Total Exchange-Traded Funds Sold Short
(Proceeds $1,354,648)		(1,342,911)

Total Securities Sold Short - (13.4)%
(Proceeds $3,715,223)		$(3,606,355)
Other Assets & Liabilities, net - 18.3%		4,886,061
Total Net Assets - 100.0%		$26,770,973

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	20	Sep 2025	$1,510,137	$19,580
Euro - BTP Italian Government Bond Futures Contracts††	4	Sep 2025	570,830	2,625
Euro - OATS Futures Contracts	15	Sep 2025	2,188,855	1,172
U.S. Treasury 2 Year Note Futures Contracts	5	Sep 2025	1,040,234	70
U.S. Treasury 5 Year Note Futures Contracts	1	Sep 2025	109,024	22
Euro - Bund Futures Contracts	25	Sep 2025	3,835,709	(6,692)
			$9,254,789	$16,777
Currency Futures Contracts Purchased†
British Pound Futures Contracts	6	Sep 2025	$514,950	$6,735
Australian Dollar Futures Contracts	8	Sep 2025	527,320	1,995
Japanese Yen Futures Contracts	9	Sep 2025	787,781	858
Canadian Dollar Futures Contracts	5	Sep 2025	368,475	61
New Zealand Dollar Futures Contracts	4	Sep 2025	244,460	35
			$2,442,986	$9,684
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	4	Oct 2025	$84,500	$(10)
S&P 500 Index Mini Futures Contracts	1	Sep 2025	312,575	(23)
Russell 2000 Index Mini Futures Contracts	2	Sep 2025	219,120	(24)
CBOE Volatility Index Futures Contracts	12	Nov 2025	255,600	(412)
CBOE Volatility Index Futures Contracts	20	Dec 2025	425,000	(2,280)
			$1,296,795	$(2,749)
Commodity Futures Contracts Purchased†
Low Sulphur Gas Oil Futures Contracts	1	Aug 2025	$66,350	$3,173
Soybean Meal Futures Contracts	32	Dec 2025	926,400	2,938
Sugar #11 Futures Contracts	45	Apr 2026	838,152	2,214
WTI Crude Futures Contracts	1	Jul 2025	64,990	97
Cotton #2 Futures Contracts	3	Dec 2025	102,060	(144)
Corn Futures Contracts	13	Sep 2025	265,850	(466)
Natural Gas Futures Contracts	10	Aug 2025	344,500	(1,263)
Gasoline RBOB Futures Contracts	7	Sep 2025	555,101	(21,891)
			$3,163,403	$(15,342)

284 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

Futures Contracts (concluded)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short†
Corn Futures Contracts	27	Mar 2026	$596,025	$17,377
Natural Gas Futures Contracts	10	Sep 2025	358,200	6,335
Soybean Oil Futures Contracts	2	Dec 2025	63,300	2,820
Hard Red Winter Wheat Futures Contracts	3	Sep 2025	79,050	1,978
Gasoline RBOB Futures Contracts	7	Aug 2025	608,433	747
Lean Hogs Futures Contracts	2	Aug 2025	85,840	154
Cattle Feeder Futures Contracts	1	Aug 2025	155,250	84
Live Cattle Futures Contracts	1	Aug 2025	85,590	(43)
Soybean Meal Futures Contracts	37	Jan 2026	1,084,100	(2,620)
Sugar #11 Futures Contracts	40	Mar 2026	778,176	(19,390)
			$3,893,964	$7,442
Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	15	Jul 2025	$280,650	$4,636
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 10 Year Note Futures Contracts	32	Sep 2025	$3,588,500	$(1,249)
Canadian Government 10 Year Bond Futures Contracts	11	Sep 2025	986,980	(1,533)
Long Gilt Futures Contracts††	16	Sep 2025	2,046,394	(3,820)
			$6,621,874	$(6,602)
Currency Futures Contracts Sold Short†
Euro FX Futures Contracts	3	Sep 2025	$444,000	$(8,945)
Swiss Franc Futures Contracts	12	Sep 2025	1,908,825	(58,968)
			$2,352,825	$(67,913)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	4.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	$3,600,674	$382,542
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	4.03% (Federal Funds Rate - 0.30%)	At Maturity	08/31/28	$2,294,743	$52,600

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 285

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Consumer, Cyclical
Allison Transmission Holdings, Inc.	351	0.93%	$13,785
Boyd Gaming Corp.	486	1.06%	5,753
Buckle, Inc.	518	0.65%	3,896
Visteon Corp.	436	1.13%	3,707
Blue Bird Corp.	474	0.57%	1,858
BorgWarner, Inc.	1,093	1.02%	1,372
Abercrombie & Fitch Co. — Class A	180	0.41%	1,038
PulteGroup, Inc.	263	0.77%	892
Sonos, Inc.	706	0.21%	452
Crocs, Inc.	110	0.31%	161
PACCAR, Inc.	148	0.39%	127
Dolby Laboratories, Inc. — Class A	159	0.33%	(159)
Harley-Davidson, Inc.	448	0.29%	(464)
Tri Pointe Homes, Inc.	1,101	0.98%	(3,692)
Gentex Corp.	1,693	1.03%	(5,940)
Total Consumer, Cyclical			22,786

Technology
Cirrus Logic, Inc.	348	1.00%	6,952
Zoom Communications, Inc. — Class A	449	0.97%	6,156
Axcelis Technologies, Inc.	298	0.58%	6,138
Micron Technology, Inc.	118	0.40%	5,014
OneSpan, Inc.	1,377	0.64%	4,016
Adeia, Inc.	1,225	0.48%	3,770
QUALCOMM, Inc.	242	1.07%	3,656
Dropbox, Inc. — Class A	1,236	0.98%	2,806
NetApp, Inc.	184	0.54%	2,260
Kulicke & Soffa Industries, Inc.	751	0.72%	849
Teradata Corp.	629	0.39%	505
RingCentral, Inc. — Class A	270	0.21%	389
Consensus Cloud Solutions, Inc.	427	0.27%	350
Integral Ad Science Holding Corp.	1,335	0.31%	227
PagerDuty, Inc.	478	0.20%	43
Daily Journal Corp.	54	0.63%	(388)
Skyworks Solutions, Inc.	246	0.51%	(1,063)
Photronics, Inc.	1,812	0.95%	(3,529)
Total Technology			38,151

Industrial
Mueller Industries, Inc.	462	1.01%	19,263
Fluor Corp.	812	1.16%	13,670
Acuity, Inc.	105	0.87%	6,971
Allegion plc	254	1.02%	4,478
Snap-on, Inc.	113	0.98%	4,138
Caterpillar, Inc.	58	0.63%	3,668
Alamo Group, Inc.	52	0.32%	$2,633
Lindsay Corp.	117	0.47%	1,122
Owens Corning	240	0.92%	586
A O Smith Corp.	278	0.51%	294
Advanced Drainage Systems, Inc.	132	0.42%	173
Valmont Industries, Inc.	33	0.30%	145
Mueller Water Products, Inc. — Class A	581	0.39%	(215)
Hayward Holdings, Inc.	743	0.28%	(273)
Scorpio Tankers, Inc.	497	0.54%	(499)
Boise Cascade Co.	88	0.21%	(738)
Teekay Tankers Ltd. — Class A	293	0.34%	(1,040)
Total Industrial			54,376

Utilities
National Fuel Gas Co.	439	1.03%	14,812
Clearway Energy, Inc. — Class C	1,190	1.06%	5,676
Duke Energy Corp.	310	1.02%	5,296
Evergy, Inc.	550	1.05%	5,119
Spire, Inc.	437	0.89%	3,649
Southern Co.	406	1.04%	3,571
Black Hills Corp.	624	0.97%	2,207
WEC Energy Group, Inc.	340	0.98%	2,171
Brookfield Infrastructure Corp. — Class A	598	0.69%	2,031
Otter Tail Corp.	470	1.01%	1,034
Atmos Energy Corp.	236	1.01%	357
New Jersey Resources Corp.	800	1.00%	(40)
Total Utilities			45,883

Consumer, Non-cyclical
Royalty Pharma plc — Class A	1,082	1.08%	12,714
Innoviva, Inc.	1,745	0.97%	11,817
Cal-Maine Foods, Inc.	302	0.84%	10,597
Perdoceo Education Corp.	468	0.42%	7,559
Gilead Sciences, Inc.	141	0.43%	6,567
Catalyst Pharmaceuticals, Inc.	768	0.46%	4,944
United Rentals, Inc.	52	1.09%	4,378
ADT, Inc.	3,444	0.81%	4,297
United Therapeutics Corp.	111	0.89%	3,660
Incyte Corp.	264	0.50%	2,577
Premier, Inc. — Class A	865	0.53%	2,412
Exelixis, Inc.	205	0.25%	2,137
Herc Holdings, Inc.	129	0.47%	2,091
Alkermes plc	824	0.65%	1,844
Castle Biosciences, Inc.	431	0.24%	1,452
Bristol-Myers Squibb Co.	351	0.45%	466
Pfizer, Inc.	362	0.24%	293

286 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
DaVita, Inc.	53	0.21%	$256
Utah Medical Products, Inc.	563	0.89%	188
Collegium Pharmaceutical, Inc.	250	0.21%	45
Alarm.com Holdings, Inc.	621	0.98%	(93)
Graham Holdings Co. — Class B	15	0.39%	(216)
Supernus Pharmaceuticals, Inc.	260	0.23%	(274)
Universal Health Services, Inc. — Class B	38	0.19%	(303)
Arrowhead Pharmaceuticals, Inc.	429	0.19%	(386)
Harmony Biosciences Holdings, Inc.	499	0.44%	(563)
Pilgrim’s Pride Corp.	343	0.43%	(602)
PTC Therapeutics, Inc.	262	0.36%	(630)
Jazz Pharmaceuticals plc	202	0.60%	(686)
H&R Block, Inc.	245	0.37%	(882)
Molson Coors Beverage Co. — Class B	182	0.24%	(1,715)
Amphastar Pharmaceuticals, Inc.	423	0.27%	(1,832)
Inmode Ltd.	912	0.37%	(2,234)
Regeneron Pharmaceuticals, Inc.	34	0.50%	(4,331)
Biogen, Inc.	273	0.95%	(5,333)
Merck & Company, Inc.	460	1.01%	(5,383)
Total Consumer, Non-cyclical			54,831

Communications
AT&T, Inc.	1,308	1.05%	19,070
Verizon Communications, Inc.	831	1.00%	7,570
Fox Corp. — Class A	664	1.03%	6,127
A10 Networks, Inc.	1,175	0.63%	5,324
Spok Holdings, Inc.	1,435	0.70%	3,510
InterDigital, Inc.	69	0.43%	2,794
Nexstar Media Group, Inc. — Class A	201	0.97%	2,232
Alphabet, Inc. — Class C	72	0.35%	1,998
F5, Inc.	59	0.48%	1,627
Cars.com, Inc.	1,081	0.36%	1,524
Charter Communications, Inc. — Class A	50	0.57%	759
Comcast Corp. — Class A	955	0.95%	596
Harmonic, Inc.	766	0.20%	34
Expedia Group, Inc.	75	0.35%	(116)
HealthStream, Inc.	254	0.20%	(188)
Yelp, Inc. — Class A	957	0.91%	(1,968)
TEGNA, Inc.	2,203	1.03%	(2,327)
Ziff Davis, Inc.	637	0.54%	$(5,241)
Total Communications			43,325

Financial
Synchrony Financial	557	1.02%	15,058
MGIC Investment Corp.	1,378	1.07%	14,891
Enova International, Inc.	311	0.96%	14,442
NMI Holdings, Inc. — Class A	918	1.08%	11,566
Axis Capital Holdings Ltd.	345	0.99%	10,125
Essent Group Ltd.	628	1.06%	8,108
Preferred Bank/Los Angeles CA	418	1.00%	7,941
Enact Holdings, Inc.	836	0.86%	7,880
Old Second Bancorp, Inc.	2,101	1.04%	6,099
Fidelity National Financial, Inc.	666	1.04%	4,628
Coastal Financial Corp.	230	0.62%	4,392
Janus Henderson Group plc	550	0.59%	4,322
BancFirst Corp.	296	1.02%	3,732
Westamerica BanCorp	761	1.02%	2,386
Jackson Financial, Inc. — Class A	433	1.07%	2,192
OneMain Holdings, Inc.	402	0.64%	2,064
Bancorp, Inc.	291	0.46%	1,906
BOK Financial Corp.	319	0.86%	1,663
Live Oak Bancshares, Inc.	538	0.45%	1,431
McGrath RentCorp	316	1.02%	1,427
RenaissanceRe Holdings Ltd.	117	0.79%	1,193
Pathward Financial, Inc.	434	0.95%	1,020
First Bancorp	326	0.40%	958
Bank OZK	269	0.35%	693
Northeast Community Bancorp, Inc.	1,306	0.84%	594
Arch Capital Group Ltd.	378	0.96%	393
Everest Group Ltd.	96	0.91%	(12)
GCM Grosvenor, Inc. — Class A	2,530	0.81%	(1,468)
Principal Financial Group, Inc.	315	0.69%	(2,407)
QCR Holdings, Inc.	549	1.04%	(5,267)
Total Financial			121,950

Basic Materials
Newmont Corp.	274	0.44%	1,240
Total MS Long/Short Equity Long Custom Basket			$382,542

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 287

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Energy
Core Laboratories, Inc.	1,824	(0.91)%	$13,763
Oceaneering International, Inc.	1,367	(1.23)%	2,642
Bristow Group, Inc.	1,216	(1.75)%	(1,982)
BKV Corp.	893	(0.94)%	(1,982)
PBF Energy, Inc. — Class A	1,277	(1.21)%	(2,069)
Delek US Holdings, Inc.	1,041	(0.96)%	(2,655)
Expand Energy Corp.	159	(0.81)%	(2,705)
Antero Resources Corp.	773	(1.36)%	(3,789)
Total Energy			1,223

Financial
Kennedy-Wilson Holdings, Inc.	5,703	(1.69)%	20,170
Marcus & Millichap, Inc.	1,224	(1.64)%	9,243
Weyerhaeuser Co.	1,387	(1.55)%	8,091
PotlatchDeltic Corp.	830	(1.39)%	6,976
Newmark Group, Inc. — Class A	3,263	(1.73)%	6,744
Columbia Financial, Inc.	2,250	(1.42)%	4,425
FTAI Infrastructure, Inc.	2,917	(0.78)%	4,118
Veris Residential, Inc.	2,403	(1.56)%	3,312
Western Alliance Bancorporation	427	(1.45)%	2,764
Redwood Trust, Inc.	3,082	(0.79)%	2,250
Iron Mountain, Inc.	332	(1.48)%	2,078
PennyMac Mortgage Investment Trust	2,854	(1.60)%	1,696
Heritage Commerce Corp.	3,321	(1.44)%	1,431
Crown Castle, Inc.	297	(1.33)%	1,299
PennyMac Financial Services, Inc.	150	(0.65)%	929
Sun Communities, Inc.	292	(1.61)%	745
StepStone Group, Inc. — Class A	251	(0.61)%	322
Cannae Holdings, Inc.	1,884	(1.71)%	177
Carlyle Group, Inc.	602	(1.35)%	132
Welltower, Inc.	91	(0.61)%	(236)
Apartment Investment and Management Co. — Class A	4,446	(1.68)%	(364)
Ellington Financial, Inc.	1,133	(0.64)%	(553)
SLM Corp.	757	(1.08)%	(931)
Flushing Financial Corp.	1,669	(0.86)%	(1,184)
Walker & Dunlop, Inc.	440	(1.35)%	(1,254)
Jefferies Financial Group, Inc.	392	(0.93)%	(2,159)
CBRE Group, Inc. — Class A	262	(1.60)%	(2,233)
NewtekOne, Inc.	2,169	(1.07)%	(2,809)
CoStar Group, Inc.	412	(1.44)%	(3,011)
JPMorgan Chase & Co.	124	(1.57)%	(3,078)
KeyCorp	2,237	(1.70)%	(3,344)
State Street Corp.	356	(1.65)%	$(3,782)
Goldman Sachs Group, Inc.	41	(1.26)%	(4,433)
Radian Group, Inc.	1,083	(1.70)%	(4,624)
American Healthcare REIT, Inc.	962	(1.54)%	(6,374)
Total Financial			36,533

Consumer, Non-cyclical
Insperity, Inc.	548	(1.43)%	2,175
ABM Industries, Inc.	338	(0.70)%	1,734
OrthoPediatrics Corp.	458	(0.43)%	486
CBIZ, Inc.	174	(0.54)%	122
CRA International, Inc.	61	(0.50)%	66
Alico, Inc.	396	(0.56)%	(1,124)
Tejon Ranch Co.	1,387	(1.03)%	(1,429)
Driven Brands Holdings, Inc.	2,073	(1.59)%	(2,018)
Barrett Business Services, Inc.	864	(1.57)%	(2,134)
First Advantage Corp.	2,014	(1.46)%	(3,577)
Blade Air Mobility, Inc.	4,271	(0.75)%	(6,150)
Total Consumer, Non-cyclical			(11,849)

Consumer, Cyclical
LGI Homes, Inc.	315	(0.71)%	10,695
Southwest Airlines Co.	297	(0.42)%	713
Camping World Holdings, Inc. — Class A	693	(0.52)%	378
JetBlue Airways Corp.	1,539	(0.28)%	(439)
Pursuit Attractions and Hospitality, Inc.	984	(1.24)%	(570)
Under Armour, Inc. — Class C	1,815	(0.51)%	(599)
Frontier Group Holdings, Inc.	3,027	(0.48)%	(646)
America’s Car-Mart, Inc.	243	(0.59)%	(881)
Beazer Homes USA, Inc.	508	(0.50)%	(1,117)
VSE Corp.	182	(1.04)%	(5,256)
Total Consumer, Cyclical			2,278

Technology
ACV Auctions, Inc. — Class A	1,720	(1.21)%	7,059
Duolingo, Inc.	19	(0.34)%	2,067
AppLovin Corp. — Class A	18	(0.27)%	(420)
Conduent, Inc.	6,046	(0.70)%	(1,016)
Total Technology			7,690

Industrial
Smurfit WestRock plc	844	(1.59)%	5,430
Knife River Corp.	255	(0.91)%	3,685
Graphic Packaging Holding Co.	1,438	(1.32)%	1,570

288 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Clearwater Paper Corp.	313	(0.37)%	$752
Martin Marietta Materials, Inc.	21	(0.50)%	23
Tetra Tech, Inc.	534	(0.84)%	(286)
CECO Environmental Corp.	444	(0.55)%	(664)
Enviri Corp.	1,635	(0.62)%	(913)
Jacobs Solutions, Inc.	206	(1.18)%	(1,173)
Ball Corp.	674	(1.65)%	(1,265)
Forward Air Corp.	465	(0.50)%	(3,331)
TriMas Corp.	1,142	(1.42)%	(6,146)
Total Industrial			(2,318)

Basic Materials
Huntsman Corp.	1,088	(0.49)%	7,134
Ashland, Inc.	725	(1.59)%	4,744
International Flavors & Fragrances, Inc.	467	(1.50)%	3,915
Dow, Inc.	1,208	(1.39)%	3,376
Orion S.A.	701	(0.32)%	3,294
Balchem Corp.	96	(0.67)%	$677
Sherwin-Williams Co.	21	(0.31)%	415
RPM International, Inc.	199	(0.95)%	223
PPG Industries, Inc.	323	(1.60)%	107
Air Products and Chemicals, Inc.	29	(0.36)%	(45)
DuPont de Nemours, Inc.	236	(0.71)%	(160)
Chemours Co.	1,241	(0.62)%	(1,054)
Sensient Technologies Corp.	265	(1.14)%	(1,125)
HB Fuller Co.	577	(1.51)%	(3,511)
Total Basic Materials			17,990

Communications
Hims & Hers Health, Inc.	181	(0.39)%	1,053
Total MS Long/Short Equity Short Custom Basket			$52,600

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2025.
[2]	All or a portion of this security is on loan at June 30, 2025 — See Note 7.
[3]	Affiliated issuer.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2025.
ADR — American Depositary Receipt
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 289

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$8,994,594		$—	$—		$8,994,594
Rights	—	*	—	—	*	—
Mutual Funds	6,858,069		—	—		6,858,069
Closed-End Mutual Funds	1,312,113		—	—		1,312,113
U.S. Treasury Bills	—		1,710,453	—		1,710,453
Repurchase Agreements	—		6,541,699	—		6,541,699
Securities Lending Collateral	74,339		—	—		74,339
Commodity Futures Contracts**	37,917		—	—		37,917
Interest Rate Futures Contracts**	20,844		2,625	—		23,469
Currency Futures Contracts**	9,684		—	—		9,684
Equity Futures Contracts**	4,636		—	—		4,636
Equity Custom Basket Swap Agreements**	—		435,142	—		435,142
Total Assets	$17,312,196		$8,689,919	$—		$26,002,115

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$2,263,444	$—	$—	$2,263,444
Exchange-Traded Funds Sold Short	1,342,911	—	—	1,342,911
Currency Futures Contracts**	67,913	—	—	67,913
Commodity Futures Contracts**	45,817	—	—	45,817
Interest Rate Futures Contracts**	9,474	3,820	—	13,294
Equity Futures Contracts**	2,749	—	—	2,749
Total Liabilities	$3,732,308	$3,820	$—	$3,736,128

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

290 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
MULTI-HEDGE STRATEGIES FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,669,543	$—	$—	$—	$2,016	$1,671,559	67,185	$44,707
Guggenheim Strategy Fund III	2,475,267	—	—	—	2,977	2,478,244	99,249	67,394
Guggenheim Ultra Short Duration Fund — Institutional Class	547,395	—	—	—	2,188	549,583	54,685	11,942
Guggenheim Variable Insurance Strategy Fund III	2,158,683	—	—	—	—	2,158,683	86,555	58,687
	$6,850,888	$—	$—	$—	$7,181	$6,858,069		$182,730

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 291

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value - including $72,209 of securities loaned (cost $11,901,761)	$12,091,499
Investments in affiliated issuers, at value (cost $6,865,317)	6,858,069
Repurchase agreements, at value (cost $6,541,699)	6,541,699
Cash	3,656,387
Segregated cash with broker	1,016,297
Unrealized appreciation on OTC swap agreements	435,142
Receivables:
Dividends	31,522
Fund shares sold	27,161
Securities sold	4,963
Interest	795
Securities lending income	47
Other assets	2,583
Total assets	30,666,164

Liabilities:
Securities sold short, at value (proceeds $3,715,223)	3,606,355
Payable for:
Fund shares redeemed	108,255
Return of securities lending collateral	74,339
Variation margin on futures contracts	43,981
Swap settlement	29,229
Management fees	24,698
Trustees’ fees*	327
Miscellaneous	8,007
Total liabilities	3,895,191
Net assets	$26,770,973

Net assets consist of:
Paid in capital	$31,995,444
Total distributable earnings (loss)	(5,224,471)
Net assets	$26,770,973
Capital shares outstanding	1,149,389
Net asset value per share	$23.29

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $228)	$101,460
Dividends from securities of affiliated issuers	182,730
Interest	227,035
Income from securities lending, net	1,316
Interest related to securities sold short	69,499
Total investment income	582,040

Expenses:
Management fees	172,187
Short sales dividend expense	60,513
Miscellaneous	3,475
Total expenses	236,175
Less:
Expenses waived by Adviser	(7,013)
Net expenses	229,162
Net investment income	352,878

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	392,379
Investments in unaffiliated issuers sold short	(206,442)
Swap agreements	(293,263)
Futures contracts	(887,991)
Foreign currency transactions	(9,887)
Net realized loss	(1,005,204)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(63,997)
Investments in affiliated issuers	7,181
Investments in unaffiliated issuers sold short	233,549
Swap agreements	67,919
Futures contracts	(310,282)
Foreign currency translations	(273)
Net change in unrealized appreciation (depreciation)	(65,903)
Net realized and unrealized loss	(1,071,107)
Net decrease in net assets resulting from operations	$(718,229)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

292 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$352,878	$775,951
Net realized loss on investments	(1,005,204)	(363,488)
Net change in unrealized appreciation (depreciation) on investments	(65,903)	(1,632,099)
Net decrease in net assets resulting from operations	(718,229)	(1,219,636)

Distributions to shareholders	—	(1,863,918)

Capital share transactions:
Proceeds from sale of shares	2,091,170	8,041,664
Distributions reinvested	—	1,863,918
Cost of shares redeemed	(8,046,512)	(16,016,403)
Net decrease from capital share transactions	(5,955,342)	(6,110,821)
Net decrease in net assets	(6,673,571)	(9,194,375)

Net assets:
Beginning of period	33,444,544	42,638,919
End of period	$26,770,973	$33,444,544

Capital share activity:
Shares sold	90,003	309,408
Shares issued from reinvestment of distributions	—	73,731
Shares redeemed	(346,458)	(622,765)
Net decrease in shares	(256,455)	(239,626)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 293

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$23.79	$25.91	$25.56	$27.01	$25.62	$24.17
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.52	.57	.09	(.12)	(.07)
Net gain (loss) on investments (realized and unrealized)	(.78)	(1.36)	.52	(.96)	2.18	1.85
Total from investment operations	(.50)	(.84)	1.09	(.87)	2.06	1.78
Less distributions from:
Net investment income	—	(1.28)	(.74)	(.31)	—	(.33)
Net realized gains	—	—	—	(.27)	(.67)	—
Total distributions	—	(1.28)	(.74)	(.58)	(.67)	(.33)
Net asset value, end of period	$23.29	$23.79	$25.91	$25.56	$27.01	$25.62

Total Return[c]	(2.10%)	(3.66%)	4.37%	(3.40%)	8.10%	7.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,771	$33,445	$42,639	$50,009	$43,849	$40,313
Ratios to average net assets:
Net investment income (loss)	2.45%	2.04%	2.23%	0.33%	(0.45%)	(0.27%)
Total expenses[d]	1.64%	1.71%	1.62%	1.58%	1.92%	1.68%
Net expenses[e,f]	1.59%	1.66%	1.55%	1.53%	1.87%	1.63%
Portfolio turnover rate	75%	144%	194%	187%	180%	207%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Excluding interest and/or dividend expense related to short sales, the net expense ratios for the periods presented would be:

06/30/25[a]	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
1.18%	1.16%	1.15%	1.15%	1.16%	1.13%

294 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 20.4%
U.S. Treasury Bills
4.01% due 08/12/25[1]	$2,500,000	$2,487,247
4.23% due 08/14/25[1]	2,500,000	2,486,930
4.24% due 09/04/25[1]	2,000,000	1,984,682
4.04% due 08/19/25[1]	1,500,000	1,491,398
4.22% due 09/09/25[1]	1,500,000	1,487,597
Total U.S. Treasury Bills
(Cost $9,937,854)		9,937,854

FEDERAL AGENCY NOTES†† - 19.4%
Federal Home Loan Bank
4.39% (SOFR, Rate Floor: 0.00%) due 07/03/25◊	2,000,000	2,000,000
4.39% (SOFR, Rate Floor: 0.00%) due 08/21/25◊	2,000,000	1,999,950
Federal Farm Credit Bank
4.47% (SOFR + 0.02%, Rate Floor: 0.00%) due 11/06/25◊	2,000,000	2,000,000
4.32% due 02/27/26	1,500,000	1,499,949
Freddie Mac
0.38% due 09/23/25	2,000,000	1,982,018
Total Federal Agency Notes
(Cost $9,481,917)		9,481,917

U.S. GOVERNMENT SECURITIES†† - 10.2%
U.S. Treasury Floating Rate Note
4.37% (3 Month U.S. Treasury Bill Rate + 0.13%, Rate Floor: 0.00%) due 07/31/25◊	2,500,000	2,500,142
4.41% (3 Month U.S. Treasury Bill Rate + 0.17%, Rate Floor: 0.00%) due 10/31/25◊	1,500,000	1,500,343
4.49% (3 Month U.S. Treasury Bill Rate + 0.25%, Rate Floor: 0.00%) due 01/31/26◊	1,000,000	1,001,055
Total U.S. Government Securities
(Cost $5,001,540)		5,001,540

FEDERAL AGENCY DISCOUNT NOTES†† - 8.2%
Freddie Mac
4.23% due 07/02/25[1]	2,000,000	1,999,765
Federal Farm Credit Bank
4.20% due 07/22/25[1]	1,100,000	1,097,308
Farmer Mac
4.17% due 07/16/25[1]	900,000	898,437
Total Federal Agency Discount Notes
(Cost $3,995,510)		3,995,510

REPURCHASE AGREEMENTS††,2 - 38.9%
J.P. Morgan Securities LLC issued 06/30/25 at 4.37% due 07/01/25	10,251,847	10,251,847
Barclays Capital, Inc. issued 06/30/25 at 4.39% due 07/01/25	4,423,667	4,423,667
BofA Securities, Inc. issued 06/30/25 at 4.37% due 07/01/25	4,271,603	4,271,603
Total Repurchase Agreements
(Cost $18,947,117)		18,947,117

Total Investments - 97.1%
(Cost $47,363,938)		$47,363,938
Other Assets & Liabilities, net - 2.9%		1,396,757
Total Net Assets - 100.0%		$48,760,695

††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 295

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
U.S. GOVERNMENT MONEY MARKET FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$9,937,854	$—	$9,937,854
Federal Agency Notes	—	9,481,917	—	9,481,917
U.S. Government Securities	—	5,001,540	—	5,001,540
Federal Agency Discount Notes	—	3,995,510	—	3,995,510
Repurchase Agreements	—	18,947,117	—	18,947,117
Total Assets	$—	$47,363,938	$—	$47,363,938

296 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments, at value (cost $28,416,821)	$28,416,821
Repurchase agreements, at value (cost $18,947,117)	18,947,117
Receivables:
Fund shares sold	1,447,241
Interest	109,623
Total assets	48,920,802

Liabilities:
Payable for:
Fund shares redeemed	23,460
Transfer agent fees	19,986
Management fees	18,349
Investor service fees	9,175
Portfolio accounting and administration fees	5,688
Trustees’ fees*	452
Miscellaneous	82,997
Total liabilities	160,107
Net assets	$48,760,695

Net assets consist of:
Paid in capital	$48,760,468
Total distributable earnings (loss)	227
Net assets	$48,760,695
Capital shares outstanding	48,747,831
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Interest	$986,901
Total investment income	986,901

Expenses:
Management fees	112,479
Investor service fees	56,240
Transfer agent fees	61,383
Professional fees	43,594
Portfolio accounting and administration fees	34,868
Custodian fees	3,123
Trustees’ fees*	2,638
Miscellaneous	22,806
Total expenses	337,131
Net investment income	649,770

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	88
Net realized gain	88
Net increase in net assets resulting from operations	$649,858

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 297

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$649,770	$1,565,009
Net realized gain on investments	88	139
Net change in unrealized appreciation (depreciation) on investments	—	—
Net increase in net assets resulting from operations	649,858	1,565,148

Distributions to shareholders	(649,770)	(1,575,385)

Capital share transactions:
Proceeds from sale of shares	24,925,310	53,331,921
Distributions reinvested	649,770	1,575,385
Cost of shares redeemed	(19,191,883)	(53,145,160)
Net increase from capital share transactions	6,383,197	1,762,146
Net increase in net assets	6,383,285	1,751,909

Net assets:
Beginning of period	42,377,410	40,625,501
End of period	$48,760,695	$42,377,410

Capital share activity:
Shares sold	24,928,746	53,332,992
Shares issued from reinvestment of distributions	646,334	1,574,314
Shares redeemed	(19,191,883)	(53,145,160)
Net increase in shares	6,383,197	1,762,146

298 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.01	.04	.04	.01	— [b]	— [b]
Net gain (loss) on investments (realized and unrealized)	—	—	—	—	— [b]	— [b]
Total from investment operations	.01	.04	.04	.01	—	—
Less distributions from:
Net investment income	(.01)	(.04)	(.04)	(.01)	(—)[b]	(—)[b]
Net realized gains	—	—	(—)[b]	(—)[b]	(—)[b]	(—)[b]
Total distributions	(.01)	(.04)	(.04)	(.01)	(—)[b]	(—)[b]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[d]	1.43%	3.89%	3.71%	0.73%	0.00%[f]	0.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,761	$42,377	$40,626	$87,402	$53,732	$54,657
Ratios to average net assets:
Net investment income (loss)	2.89%	3.79%	3.59%	0.70%	— [f]	0.05%
Total expenses	1.50%	1.43%	1.45%	1.39%	1.29%	1.42%
Net expenses[e]	1.50%	1.43%	1.45%	0.91%	0.08%	0.41%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Less than $0.01 per share.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 299

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2025, the Trust consisted of forty-eight Funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following Funds:

Fund Name	Diversification Status
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Nova Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified
Commodities Strategy Fund	Non-diversified
Global Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified
U.S. Government Money Market Fund	Diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Each of the Sector Funds invests in a specific industry sector. To the extent that the investments of a Sector Fund are concentrated in a single sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Sector Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in the sector referenced in each Fund’s name.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Consolidation of Subsidiaries

The consolidated financial statements of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund. The Notes to Financial Statements presented herein are consolidated with respect to the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund and include the accounts of the Subsidiaries.

Each of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund may invest up to 25% of its total assets in its respective Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of-income requirements that

300 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2025	% of Net Assets of the Fund at June 30, 2025
Commodities Strategy Fund	07/21/09	$996,053	19.3%
Global Managed Futures Strategy Fund	11/07/08	1,667,848	14.8%
Multi-Hedge Strategies Fund	04/15/09	885,131	3.3%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

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Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(i) Distributions

Dividends from net investment income are declared daily and paid monthly for the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.33% at June 30, 2025.

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(k) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$2,719,798	$—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	71,201
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	105,825	—
NASDAQ-100® Fund	Index exposure, Liquidity	14,092,135	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	53,986,830	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	196,425
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	635,770	—
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	1,021,866	—
Nova Fund	Index exposure, Liquidity	9,181,358	—
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	7,053,913	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	590,592
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	3,237,724	—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	—	662,177
High Yield Strategy Fund	Duration, Index exposure, Liquidity	6,680,861	—
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	4,449,111	—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,472,797	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,886,523	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,238,927
Commodities Strategy Fund	Index exposure, Liquidity	6,046,606	—
Global Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	21,852,165	15,047,625
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	34,273,531	25,464,653

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

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The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$7,145,828	$—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,697,287
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	2,433,349	—
Inverse Mid-Cap Strategy Fund	Index exposure, Leverage, Liquidity	—	129,963
NASDAQ-100® Fund	Index exposure, Liquidity	13,598,310	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	91,501,757	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Leverage, Liquidity	—	1,569,764
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	1,839,000	—
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	8,758,904	—
Inverse Russell 2000® Strategy Fund	Index exposure, Leverage, Liquidity	—	802,625
Nova Fund	Index exposure, Liquidity	18,894,394	—
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	65,368,587	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	714,258
High Yield Strategy Fund	Duration, Index exposure, Liquidity	54,280	—

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$14,545,959	$12,084,924

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$780,982	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	324,169

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
High Yield Strategy Fund	Duration, Index exposure, Liquidity	$6,216,667	$—

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2025:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Credit/Currency/Equity swap agreements	Unrealized appreciation on OTC swap agreements Unamortized upfront premiums paid on credit default swap agreements Variation margin on credit default swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2025:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Futures Interest Rate Risk*	Futures Commodity Risk*	Swaps Credit Risk*	Total Value at June 30, 2025
Dow 2x Strategy Fund	$74,067	$167,855	$—	$—	$—	$—	$—	$241,922
Mid-Cap 1.5x Strategy Fund	—	32,855	—	—	—	—	—	32,855
NASDAQ-100® Fund	734,612	242,931	—	—	—	—	—	977,543
NASDAQ-100® 2x Strategy Fund	2,428,302	2,205,494	—	—	—	—	—	4,633,796
Russell 2000® 1.5x Strategy Fund	21,910	23,091	—	—	—	—	—	45,001
Russell 2000® 2x Strategy Fund	192	44,296	—	—	—	—	—	44,488
Nova Fund	263,437	383,606	—	—	—	—	—	647,043
S&P 500® 2x Strategy Fund	372,637	1,830,627	—	—	—	—	—	2,203,264
Government Long Bond 1.2x Strategy Fund	—	—	—	—	74,696	—	—	74,696
High Yield Strategy Fund	—	—	—	—	55,771	—	184,033	239,804
Europe 1.25x Strategy Fund	3,493	—	36,793	—	—	—	—	40,286
Japan 2x Strategy Fund	141,076	—	11,306	—	—	—	—	152,382
Weakening Dollar 2x Strategy Fund	—	—	40,899	8,233	—	—	—	49,132
Global Managed Futures Strategy Fund	66,260	—	54,447	—	38,559	61,244	—	220,510
Multi-Hedge Strategies Fund	4,636	435,142	9,684	—	23,469	37,917	—	510,848

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Futures Interest Rate Risk*	Futures Commodity Risk*	Swaps Credit Risk*	Total Value at June 30, 2025
Inverse Dow 2x Strategy Fund	$—	$39,224	$—	$—	$—	$—	$—	$39,224
Inverse Mid-Cap Strategy Fund	—	1,768	—	—	—	—	—	1,768
Inverse NASDAQ-100® Strategy Fund	—	20,691	—	—	—	—	—	20,691
Inverse Russell 2000® Strategy Fund	—	11,225	—	—	—	—	—	11,225
Inverse S&P 500® Strategy Fund	21,978	15,131	—	—	—	—	—	37,109
Inverse Government Long Bond Strategy Fund	—	—	—	—	12,682	—	—	12,682
Strengthening Dollar 2x Strategy Fund	—	—	17,662	7,328	—	—	—	24,990
Commodities Strategy Fund	—	—	—	—	—	534	—	534
Global Managed Futures Strategy Fund	19,743	—	2,047	—	9,931	90,535	—	122,256
Multi-Hedge Strategies Fund	2,749	—	67,913	—	13,294	45,817	—	129,773

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Funds’ Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Credit/Currency/Equity swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended June 30, 2025:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Futures Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Total
Dow 2x Strategy Fund	$(301,648)	$(213)	$—	$—	$—	$—	$—	$(301,861)
Inverse Dow 2x Strategy Fund	(44,483)	(566,551)	—	—	—	—	—	(611,034)
Mid-Cap 1.5x Strategy Fund	(25,279)	(99,179)	—	—	—	—	—	(124,458)
Inverse Mid-Cap Strategy Fund	—	(12,422)	—	—	—	—	—	(12,422)
NASDAQ-100® Fund	3,524,209	144,669	—	—	—	—	—	3,668,878
NASDAQ-100® 2x Strategy Fund	(2,479,201)	2,007,032	—	—	—	—	—	(472,169)
Inverse NASDAQ-100® Strategy Fund	(109,152)	(464,997)	—	—	—	—	—	(574,149)
Russell 2000® 1.5x Strategy Fund	(87,685)	(216,246)	—	—	—	—	—	(303,931)
Russell 2000® 2x Strategy Fund	(455,808)	(3,364,783)	—	—	—	—	—	(3,820,591)
Inverse Russell 2000® Strategy Fund	—	(83,142)	—	—	—	—	—	(83,142)
Nova Fund	(641,853)	119,253	—	—	—	—	—	(522,600)
S&P 500® 2x Strategy Fund	(1,016,490)	6,070,901	—	—	—	—	—	5,054,411
Inverse S&P 500® Strategy Fund	5,356	103,376	—	—	—	—	—	108,732
Government Long Bond 1.2x Strategy Fund	—	—	—	—	120,813	—	—	120,813
Inverse Government Long Bond Strategy Fund	—	—	—	—	4,416	—	—	4,416
High Yield Strategy Fund	—	—	—	—	76,387	—	(15,372)	61,015
Europe 1.25x Strategy Fund	(137,811)	—	199,249	—	—	—	—	61,438
Japan 2x Strategy Fund	(94,113)	—	99,265	—	—	—	—	5,152
Strenthening Dollar 2x Strategy Fund	—	—	(248,753)	(50,250)	—	—	—	(299,003)
Weakening Dollar 2x Strategy Fund	—	—	70,485	23,941	—	—	—	94,426
Commodities Strategy Fund	—	—	—	—	—	150,989	—	150,989
Global Managed Futures Strategy Fund	64,994	—	(104,155)	—	(464,789)	10,728	—	(493,222)
Multi-Hedge Strategies Fund	(206,786)	(293,263)	(166,949)	—	(167,128)	(347,128)	—	(1,181,254)

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Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Futures Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Total
Dow 2x Strategy Fund	$81,837	$133,353	$—	$—	$—	$—	$—	$215,190
Inverse Dow 2x Strategy Fund	(7,388)	(34,800)	—	—	—	—	—	(42,188)
Mid-Cap 1.5x Strategy Fund	16,977	71,575	—	—	—	—	—	88,552
Inverse Mid-Cap Strategy Fund	—	(2,579)	—	—	—	—	—	(2,579)
NASDAQ-100® Fund	942,246	759,352	—	—	—	—	—	1,701,598
NASDAQ-100® 2x Strategy Fund	2,741,673	6,457,296	—	—	—	—	—	9,198,969
Inverse NASDAQ-100® Strategy Fund	—	(38,717)	—	—	—	—	—	(38,717)
Russell 2000® 1.5x Strategy Fund	60,140	42,669	—	—	—	—	—	102,809
Russell 2000® 2x Strategy Fund	127,182	681,968	—	—	—	—	—	809,150
Inverse Russell 2000® Strategy Fund	—	(14,838)	—	—	—	—	1	(14,838)
Nova Fund	513,022	605,469	—	—	—	—	—	1,118,491
S&P 500® 2x Strategy Fund	582,351	2,301,604	—	—	—	—	—	2,883,955
Inverse S&P 500® Strategy Fund	(26,524)	(17,926)	—	—	—	—	1	(44,450)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	74,632	—	—	74,632
Inverse Government Long Bond Strategy Fund	—	—	—	—	(41,843)	—	—	(41,843)
High Yield Strategy Fund	—	—	—	—	97,172	—	138,607	235,779
Europe 1.25x Strategy Fund	39,939	—	59,006	—	—	—	—	98,945
Japan 2x Strategy Fund	138,091	—	92,937	—	—	—	—	231,028
Strengthening Dollar 2x Strategy Fund	—	—	(142,409)	(27,659)	—	—	—	(170,068)
Weakening Dollar 2x Strategy Fund	—	—	52,113	9,397	—	—	—	61,510
Commodities Strategy Fund	—	—	—	—	—	(150,718)	—	(150,718)
Global Managed Futures Strategy Fund	112,151	—	(103,177)	—	(17,813)	(93,290)	—	(102,129)
Multi-Hedge Strategies Fund	21,872	67,919	(127,631)	—	(83,549)	(120,974)	—	(242,363)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities

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of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Funds may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

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The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Dow 2x Strategy Fund	Swap equity agreements	$167,855	$—	$167,855	$—	$—	$167,855
Mid-Cap 1.5x Strategy Fund	Swap equity agreements	32,855	—	32,855	—	—	32,855
NASDAQ-100® Fund	Swap equity agreements	242,931	—	242,931	—	(242,931)	—
NASDAQ-100® 2x Strategy Fund	Swap equity agreements	2,205,494	—	2,205,494	—	(1,420,000)	785,494
Russell 2000® 1.5x Strategy Fund	Swap equity agreements	23,091	—	23,091	—	—	23,091
Russell 2000® 2x Strategy Fund	Swap equity agreements	44,296	—	44,296	—	—	44,296
Nova Fund	Swap equity agreements	383,606	—	383,606	—	(332,775)	50,831
S&P 500® 2x Strategy Fund	Swap equity agreements	1,830,627	—	1,830,627	—	(1,338,696)	491,931
High Yield Strategy Fund	Swap index agreements	333	—	333	—	—	333
Weakening Dollar 2x Strategy Fund	Currency swap agreements	8,233	—	8,233	—	—	8,233
Multi-Hedge Strategies Fund	Custom basket swap agreements	435,142	—	435,142	—	—	435,142

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse Dow 2x Strategy Fund	Swap equity agreements	$39,224	$—	$39,224	$(39,224)	$—	$—
Inverse Mid-Cap Strategy Fund	Swap equity agreements	1,768	—	1,768	(857)	(911)	—
Inverse NASDAQ-100® Strategy Fund	Swap equity agreements	20,691	—	20,691	(11,298)	(9,393)	—
Inverse Russell 2000® Strategy Fund	Swap equity agreements	11,225	—	11,225	(6,027)	(5,198)	—
Inverse S&P 500® Strategy Fund	Swap equity agreements	15,131	—	15,131	(8,972)	(6,159)	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2025.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	$40,000	$—
	Goldman Sachs International	Futures contracts	764	—
			40,764	—
Inverse Mid-Cap Strategy Fund	Barclays Bank plc	Total return swap agreements	10,000	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
NASDAQ-100® Fund	Barclays Bank plc	Total return swap agreements	$25,000	$260,000
	BNP Paribas	Total return swap agreements	—	260,000
	Goldman Sachs International	Total return swap agreements	—	130,000
			25,000	650,000
NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	—	60,000
	BNP Paribas	Total return swap agreements	—	280,000
	Goldman Sachs International	Total return swap agreements	—	1,080,000
			—	1,420,000
Inverse NASDAQ-100® Strategy Fund	Barclays Bank plc	Total return swap agreements	54,000	—
Russell 2000® 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	6,000	—
	Goldman Sachs International	Futures contracts	852	—
			6,852	—
Russell 2000® 2x Strategy Fund	Goldman Sachs International	Futures contracts	9,255	—
Inverse Russell 2000® Strategy Fund	Barclays Bank plc	Total return swap agreements	33,000	—
Nova Fund	Barclays Bank plc	Total return swap agreements	27,785	280,000
	BNP Paribas	Total return swap agreements	—	260,000
	Goldman Sachs International	Futures contracts	2,930	—
	Goldman Sachs International	Total return swap agreements	—	130,000
			30,715	670,000
S&P 500® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	15,485	70,000
	BNP Paribas	Total return swap agreements	—	340,000
	Goldman Sachs International	Futures contracts	218,622	—
	Goldman Sachs International	Total return swap agreements	—	950,000
			234,107	1,360,000
Inverse S&P 500® Strategy Fund	Barclays Bank plc	Total return swap agreements	12,000	—
	Goldman Sachs International	Futures contracts	537	—
			12,537	—
Government Long Bond 1.2x Strategy Fund	Goldman Sachs International	Futures contracts	109,214	—
Inverse Government Long Bond Strategy Fund	Goldman Sachs International	Futures contracts	5,688	—
High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	213,766	—
	BNP Paribas	Total return swap agreements	2,392	—
			216,158	—
Europe 1.25x Strategy Fund	Goldman Sachs International	Futures contracts	95,628	—
Japan 2x Strategy Fund	Goldman Sachs International	Futures contracts	182,658	—
Weakening Dollar 2x Strategy Fund	Goldman Sachs International	Futures contracts	4,644	—
Commodities Strategy Fund	Goldman Sachs International	Futures contracts	200,181	—
Global Managed Futures Strategy Fund	Goldman Sachs International	Futures contracts	396,781	—
Multi-Hedge Strategies Fund	Goldman Sachs International	Futures contracts	937,615	—
	Morgan Stanley Capital Services LLC	Custom basket swap agreements	78,682	—
			1,016,297	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

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Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® Strategy Fund	0.90%
Nova Fund	0.75%
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® Strategy Fund	0.90%
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Management Fees (as a % of Net Assets)
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%
Commodities Strategy Fund	0.75%
Global Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%
U.S. Government Money Market Fund	0.50%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund invest in their respective Subsidiaries. Each Subsidiary has entered into a separate advisory agreement with the Advisor for the management of that Subsidiary’s portfolio pursuant to which the Subsidiary pays the Advisor a management fee at the same rate that the Subsidiary’s corresponding Fund pays the Advisor for services provided to that Fund. The Advisor has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to the Advisor by the Fund’s Subsidiary. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2025, the Commodities Strategy Fund, Global Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund waived $4,004, $7,623 and $6,333, respectively, related to advisory fees in its respective Subsidiary.

For the Multi-Hedge Strategies Fund, the Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short sales dividend and interest expense, and extraordinary expenses.

For the U.S. Government Money Market Fund, the Advisor and/or one or more of its affiliates may reimburse expenses or waive fees of the Fund to the extent necessary to maintain the Fund’s net yield at a certain level as determined by the Advisor. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the Fund will be able to avoid a negative yield or to continue paying periodic dividends when the yield is not positive.

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If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2025, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Mid-Cap 1.5x Strategy Fund	$199
Inverse Mid-Cap Strategy Fund	31
NASDAQ-100® Fund	11,306
Inverse NASDAQ-100® Strategy Fund	233
Russell 2000® 1.5x Strategy Fund	407
Inverse Russell 2000® Strategy Fund	84
Nova Fund	2,516
Inverse S&P 500® Strategy Fund	144
Government Long Bond 1.2x Strategy Fund	263
Inverse Government Long Bond Strategy Fund	578
High Yield Strategy Fund	712
Europe 1.25x Strategy Fund	225
Commodities Strategy Fund	1,776
Global Managed Futures Strategy Fund	90
Multi-Hedge Strategies Fund	680

Effective June 1, 2021, GI has contractually agreed to waive and/or reimburse expenses for the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Mid Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® 2x Strategy Fund, Inverse Russell 2000® Strategy Fund, S&P 500® 2x Strategy Fund, Inverse S&P 500® Strategy Fund, Inverse Government Long Bond Strategy Fund, Europe 1.25x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This fee waiver will be honored by the Adviser through May 1, 2026 and shall automatically renew for additional one-year terms, unless GI provides written notice to the Funds of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Funds’ Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Effective August 1, 2023, GI has agreed to waive and/or reimburse expenses for the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, NASDAQ-100® Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Russell 2000® 1.5x Fund, Russell 2000® 2x Strategy Fund, Inverse Russell 2000® Strategy Fund, Nova Fund, S&P 500® 2x Strategy Fund, Inverse S&P 500® Strategy Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P 600® Pure Value Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and Commodities Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This fee waiver will be honored by the Adviser through May 1, 2026 and shall automatically renew for additional one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Funds’ Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Effective August 1, 2024, GI has agreed to waive and/or reimburse, in addition to other contractual wavier and/or reimbursement arrangements, expenses for Europe 1.25x Strategy Fund in an amount equal to an annual percentage rate of 0.10% of the Fund’s average daily net assets. This fee waiver will be honored by the Adviser through May 1, 2026 and shall automatically renew for additional one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Board upon sixty days written notice to GI. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

316 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

At June 30, 2025, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
High Yield Strategy Fund	35%

MUFG Investor Services (US), LLC (“MUIS”) serves as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
4.37%			1.25%
Due 07/01/25	$48,316,879	$48,322,745	Due 09/30/28	$53,136,200	$49,283,237

Barclays Capital, Inc.			U.S. Treasury Bonds
4.39%			3.88% - 4.38%
Due 07/01/25	20,848,711	20,851,254	Due 05/15/43 - 08/15/43	23,402,000	21,265,756

BofA Securities, Inc.			U.S. Treasury Note
4.37%			2.63%
Due 07/01/25	20,132,033	20,134,477	Due 07/31/29	21,228,100	20,534,749

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2025, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested		Cash Collateral Uninvested	Total Collateral
Banking Fund	$34,650	$(34,650)	$—	$35,483		$—	$35,483
Basic Materials Fund	55,217	(55,217)	—	56,879		—	56,879
Biotechnology Fund	293,918	(293,918)	—	298,290		—	298,290
Consumer Products Fund	48,585	(48,585)	—	49,490		—	49,490
Electronics Fund	515,346	(515,346)	—	529,680		—	529,680
Energy Fund	229,387	(227,949)	1,438	227,949	*	—	227,949
Energy Services Fund	48,508	(48,508)	—	49,980		—	49,980
Financial Services Fund	87,971	(87,971)	—	90,492		—	90,492
Health Care Fund	276,644	(276,644)	—	282,360		—	282,360
Internet Fund	23,649	(23,649)	—	24,084		—	24,084
Leisure Fund	66,167	(66,167)	—	67,270		—	67,270
Real Estate Fund	147,445	(147,445)	—	157,132		—	157,132
Retailing Fund	5,732	(5,732)	—	5,915		—	5,915
Technology Fund	213,342	(211,415)	1,927	211,415	*	—	211,415
Telecommunications Fund	59,487	(59,487)	—	64,287		—	64,287
Transportation Fund	150,735	(150,735)	—	156,235		—	156,235
Utilities Fund	206,338	(206,338)	—	208,068		—	208,068
Mid-Cap 1.5x Strategy Fund	22,840	(22,840)	—	23,302		—	23,302
NASDAQ-100® Fund	246,921	(246,921)	—	247,036		—	247,036
NASDAQ-100® 2x Strategy Fund	328,274	(328,274)	—	328,427		—	328,427
Russell 2000® 1.5x Strategy Fund	315,513	(315,513)	—	321,567		—	321,567
Russell 2000® 2x Strategy Fund	138,969	(138,969)	—	141,680		—	141,680
Nova Fund	18,361	(18,361)	—	18,504		—	18,504
S&P 500® 2x Strategy Fund	50,728	(50,728)	—	51,131		—	51,131
S&P MidCap 400® Pure Growth Fund	353,798	(353,798)	—	358,741		—	358,741
S&P MidCap 400® Pure Value Fund	37,638	(37,638)	—	38,944		—	38,944
S&P SmallCap 600® Pure Growth Fund	51,165	(51,165)	—	51,932		—	51,932
S&P SmallCap 600® Pure Value Fund	286,609	(286,609)	—	298,690		—	298,690
High Yield Strategy Fund	94,119	(94,119)	—	95,694		—	95,694
Europe 1.25x Strategy Fund	169,913	(169,913)	—	173,161		—	173,161
Multi-Hedge Strategies Fund	72,209	(72,209)	—	74,339		—	74,339

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.
*	Subsequent to June 30, 2025, additional collateral was received.

318 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in their respective Subsidiaries which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. Each Fund has received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the respective Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to investments in real estate investment trusts, foreign currency gains and losses, losses deferred due to wash sales, distributions in connection with redemption of fund shares, return of capital distributions received, the “mark- to-market,” recharacterization, or disposition of certain Passive Foreign Investment Companies (PFICs), the tax treatment of net operating losses, and certain corporate actions. Additional differences may result from the deferral of qualified late-year losses and the “mark-to-market” of certain derivatives. Further differences may be due to investments in swap agreements and the reclassification of distributions paid.

To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

The final determination of permanent book/tax differences will be made within the Funds’ annual report for the year ended December 31, 2025. The following adjustments were made on the Statements of Assets and Liabilities as of June 30, 2025 of Electronics Fund for estimated permanent book/tax differences:

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Electronics Fund	$3,971,388	$(3,971,388)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$4,915,272	$1,592,407	$(14,233)	$1,578,174
Basic Materials Fund	3,464,101	2,216,103	(81,045)	2,135,058
Biotechnology Fund	6,238,827	3,492,581	(403,751)	3,088,830
Consumer Products Fund	3,088,074	2,700,711	(52,629)	2,648,082
Electronics Fund	5,535,976	7,870,685	(160,093)	7,710,592
Energy Fund	7,590,315	2,982,305	(121,150)	2,861,155
Energy Services Fund	2,825,146	275,449	(48,428)	227,021
Financial Services Fund	6,240,323	5,249,904	(32,314)	5,217,590
Health Care Fund	4,610,868	4,941,851	(230,398)	4,711,453
Internet Fund	2,713,369	2,969,899	(4,081)	2,965,818
Leisure Fund	4,839,061	1,758,646	(17,637)	1,741,009
Precious Metals Fund	13,352,754	12,872,076	—	12,872,076
Real Estate Fund	2,491,256	1,339,786	(21,934)	1,317,852
Retailing Fund	1,143,289	1,111,164	—	1,111,164
Technology Fund	15,866,765	14,447,786	(39,988)	14,407,798
Telecommunications Fund	4,972,174	540,340	—	540,340
Transportation Fund	2,195,237	1,406,979	(77,215)	1,329,764
Utilities Fund	6,194,408	5,261,550	(12,640)	5,248,910
Dow 2x Strategy Fund	5,581,004	2,083,974	—	2,083,974
Inverse Dow 2x Strategy Fund	827,606	—	(39,256)	(39,256)
Mid-Cap 1.5x Strategy Fund	2,837,108	721,241	(123,603)	597,638
Inverse Mid-Cap Strategy Fund	127,122	716	(1,768)	(1,052)
NASDAQ-100® Fund	84,228,592	49,401,217	(4,758)	49,396,459
NASDAQ-100® 2x Strategy Fund	125,863,210	16,730,711	(66,016)	16,664,695
Inverse NASDAQ-100® Strategy Fund	1,035,269	2,012	(20,691)	(18,679)
Russell 2000® 1.5x Strategy Fund	2,814,099	193,052	(162,734)	30,318
Russell 2000® 2x Strategy Fund	2,107,076	44,488	(5,938)	38,550
Inverse Russell 2000® Strategy Fund	865,213	2,327	(11,225)	(8,898)
Nova Fund	30,195,156	7,746,506	(47,553)	7,698,953
S&P 500® 2x Strategy Fund	88,596,771	14,855,643	(459,363)	14,396,280
Inverse S&P 500® Strategy Fund	1,159,250	1,894	(37,109)	(35,215)
S&P 500® Pure Growth Fund	28,396,695	5,914,739	(203,623)	5,711,116
S&P 500® Pure Value Fund	15,426,015	1,601,467	(190,103)	1,411,364
S&P MidCap 400® Pure Growth Fund	8,804,304	1,352,448	(395,587)	956,861
S&P MidCap 400® Pure Value Fund	6,083,238	608,704	(235,633)	373,071
S&P SmallCap 600® Pure Growth Fund	7,844,333	754,826	(184,978)	569,848
S&P SmallCap 600® Pure Value Fund	8,679,269	735,957	(1,022,240)	(286,283)
Government Long Bond 1.2x Strategy Fund	5,243,903	184,312	—	184,312
Inverse Government Long Bond Strategy Fund	1,841,508	5,499	(82,062)	(76,563)
High Yield Strategy Fund	7,105,007	258,317	(21,016)	237,301
Europe 1.25x Strategy Fund	2,683,947	239,917	—	239,917
Japan 2x Strategy Fund	1,392,353	152,382	(64)	152,318
Strengthening Dollar 2x Strategy Fund	1,235,893	—	(25,075)	(25,075)
Weakening Dollar 2x Strategy Fund	1,489,429	49,132	—	49,132
Commodities Strategy Fund	5,735,107	—	(763,815)	(763,815)
Global Managed Futures Strategy Fund	10,877,281	244,401	(122,259)	122,142
Multi-Hedge Strategies Fund	21,662,838	1,214,527	(611,378)	603,149
U.S. Government Money Market Fund	47,363,938	—	—	—

320 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Securities Transactions

For the period ended June 30, 2025, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$4,187,245	$1,675,409
Basic Materials Fund	2,308,715	3,342,817
Biotechnology Fund	50,437,010	51,446,232
Consumer Products Fund	1,386,143	1,788,354
Electronics Fund	3,417,855	16,387,960
Energy Fund	42,774,835	41,183,366
Energy Services Fund	63,592,440	63,668,729
Financial Services Fund	5,719,588	6,675,532
Health Care Fund	4,911,565	7,030,409
Internet Fund	2,899,142	3,121,193
Leisure Fund	10,298,508	8,904,270
Precious Metals Fund	26,589,174	24,882,287
Real Estate Fund	5,600,058	5,745,382
Retailing Fund	3,777,902	3,920,203
Technology Fund	34,794,139	30,943,857
Telecommunications Fund	16,341,852	15,306,803
Transportation Fund	783,902	1,209,257
Utilities Fund	21,462,870	22,138,547

Fund	Purchases	Sales
Dow 2x Strategy Fund	$38,863,159	$41,012,968
Inverse Dow 2x Strategy Fund	—	—
Mid-Cap 1.5x Strategy Fund	374,017	1,309,335
Inverse Mid-Cap Strategy Fund	—	—
NASDAQ-100® Fund	79,987,628	85,592,192
NASDAQ-100® 2x Strategy Fund	391,448,188	388,095,653
Inverse NASDAQ-100® Strategy Fund	—	—
Russell 2000® 1.5x Strategy Fund	77,329	612,431
Russell 2000® 2x Strategy Fund	—	—
Inverse Russell 2000® Strategy Fund	—	—
Nova Fund	25,672,063	28,157,009
S&P 500® 2x Strategy Fund	75,138,883	30,592,269
Inverse S&P 500® Strategy Fund	—	—
S&P 500® Pure Growth Fund	32,044,310	29,014,723
S&P 500® Pure Value Fund	24,215,628	26,066,293
S&P MidCap 400® Pure Growth Fund	5,849,343	8,466,170
S&P MidCap 400® Pure Value Fund	8,538,904	9,537,179
S&P SmallCap 600® Pure Growth Fund	11,852,063	11,046,390
S&P SmallCap 600® Pure Value Fund	1,528,420	2,401,505

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$—	$50,000
Inverse Government Long Bond Strategy Fund	—	—
High Yield Strategy Fund	—	—
Europe 1.25x Strategy Fund	2,653,646	2,402,244
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—
Commodities Strategy Fund	—	600,000
Global Managed Futures Strategy Fund	—	—
Multi-Hedge Strategies Fund	17,004,381	17,042,691
U.S. Government Money Market Fund	—	—

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 321

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended June 30, 2025, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$236,576,875	$236,789,156
Inverse Government Long Bond Strategy Fund	19,273,688	16,181,719

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended June 30, 2025, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$304,089	$463,066	$(32,260)
Basic Materials Fund	185,710	407,746	2,682
Biotechnology Fund	586,736	630,655	55,323
Consumer Products Fund	190,604	156,238	18,114
Electronics Fund	372,750	780,772	175,702
Energy Fund	8,316,164	6,178,065	(164,884)
Energy Services Fund	2,629,517	2,434,257	(30,358)
Financial Services Fund	667,581	846,666	27,174
Health Care Fund	1,344,931	2,821,594	(2,924)
Internet Fund	944,389	566,410	55,350
Leisure Fund	630,718	1,506,605	77,927
Precious Metals Fund	7,821,968	2,004,187	31,633
Real Estate Fund	1,019,997	874,907	27,874
Retailing Fund	190,898	580,319	8,587
Technology Fund	3,105,946	3,326,711	11,467
Telecommunications Fund	2,159,049	648,383	11,286
Transportation Fund	140,291	85,285	1,229
Utilities Fund	2,202,512	2,351,402	41,058
Dow 2x Strategy Fund	4,780,365	5,243,320	79,922
Mid-Cap 1.5x Strategy Fund	193,338	644,090	95,719
NASDAQ-100® Fund	51,499,952	24,143,323	6,690,790
NASDAQ-100® 2x Strategy Fund	85,948,033	103,382,431	5,134,143
Russell 2000® 1.5x Strategy Fund	—	410,629	(19,468)
Nova Fund	16,477,143	12,126,237	1,234,218
S&P 500® 2x Strategy Fund	33,841,587	12,353,538	(198,466)
S&P 500® Pure Growth Fund	4,981,609	2,594,712	(19,161)
S&P 500® Pure Value Fund	1,500,702	1,940,596	23,227
S&P MidCap 400® Pure Growth Fund	870,804	1,117,569	(950)
S&P MidCap 400® Pure Value Fund	357,048	517,629	(37,914)
S&P SmallCap 600® Pure Growth Fund	378,776	518,871	1,925
S&P SmallCap 600® Pure Value Fund	412,619	49,908	(8,804)
Europe 1.25x Strategy Fund	825,662	779,560	69,385

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On November 18, 2024, a new line of credit agreement was entered into which expires on November 17, 2025. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 5.50% for the period ended June 30, 2025. On June 30, 2025, the NASDAQ-100® 2x Strategy Fund had $71,000 outstanding under this agreement. The remaining Funds did not have any borrowings outstanding under this agreement at June 30, 2025.

322 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The average daily balances borrowed for the period ended June 30, 2025, were as follows:

Fund	Average Daily Balance
Banking Fund	$129
Basic Materials Fund	986
Biotechnology Fund	167
Consumer Products Fund	90
Electronics Fund	655
Energy Fund	134
Energy Services Fund	841
Financial Services Fund	—
Health Care Fund	99
Internet Fund	145
Leisure Fund	636
Precious Metals Fund	88
Real Estate Fund	115
Retailing Fund	—
Technology Fund	668
Telecommunications Fund	216
Transportation Fund	—
Utilities Fund	1,107
Inverse Mid-Cap Strategy Fund	5
Russell 2000® 2x Strategy Fund	641
S&P 500® 2x Strategy Fund	1,449
S&P 500® Pure Growth Fund	170
S&P 500® Pure Value Fund	52
S&P MidCap 400® Pure Growth Fund	301
S&P MidCap 400® Pure Value Fund	1,800
S&P SmallCap 600® Pure Growth Fund	329

Note 11 – Reverse Share Splits

Effective February 18, 2025, a reverse share split occurred for the following Funds:

Fund	Split Type
Inverse Dow 2x Strategy Fund	One-for-five reverse split
Inverse Mid-Cap Strategy Fund	One-for-five reverse split
Inverse NASDAQ-100® Strategy Fund	One-for-ten reverse split
Inverse Russell 2000® Strategy Fund	One-for-five reverse split
Inverse S&P 500® Strategy Fund	One-for-five reverse split
Government Long Bond 1.2x Strategy Fund	One-for-ten reverse split
Weakening Dollar 2x Strategy Fund	One-for-three reverse split

The effect of the transactions was to divide the number of outstanding shares of each Fund by the noted split ratio, resulting in a corresponding increase in the NAV per share. The share transactions presented in the Statements of Changes in Net Assets and the per share data in the financial highlights reflect the reverse share split effective February 18, 2025. There were no changes in net assets, results of operations or total return as a result of the transactions.

Note 12 – Segment Reporting

An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

Note 13 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 14 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

A Brief Note on The Compounding of Returns

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

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OTHER INFORMATION (Unaudited)(concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

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Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

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Item 9: Proxy Disclosures for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

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Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

Report of the Rydex Variable Trust Board of Trustees

The Board of Trustees (the “Board”) of Rydex Variable Trust (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the investment management agreement (the “Advisory Agreement”) with Security Investors, LLC (“Security Investors” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow 2x Strategy Fund
●	Electronics Fund*	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Dow 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse Mid-Cap Strategy Fund
●	Inverse NASDAQ-100 Strategy Fund	●	Inverse Russell 2000 Strategy Fund
●	Inverse S&P 500 Strategy Fund	●	Japan 2x Strategy Fund
●	Leisure Fund*	●	Mid-Cap 1.5x Strategy Fund
●	NASDAQ-100 2x Strategy Fund	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund*	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 2x Strategy Fund
●	S&P 500 2x Strategy Fund	●	S&P 500 Pure Growth Fund
●	S&P 500 Pure Value Fund	●	S&P MidCap 400 Pure Growth Fund
●	S&P MidCap 400 Pure Value Fund	●	S&P SmallCap 600 Pure Growth Fund
●	S&P SmallCap 600 Pure Value Fund	●	Strengthening Dollar 2x Strategy Fund
●	Technology Fund*	●	Telecommunications Fund*
●	Transportation Fund*	●	Utilities Fund*
●	U.S. Government Money Market Fund	●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Global Managed Futures Strategy Fund**	●	Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

[1]

Security Investors also serves as investment adviser to each of Rydex Variable Commodities Strategy CFC, Rydex Variable Global Managed Futures Strategy CFC and Rydex Variable Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

At meetings held in person on April 15, 2025 (the “April Meeting”) and on May 22, 2025 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. FUSE also made a presentation at the April Meeting. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim and FUSE, including, among other things, a discussion of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board unanimously approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2026 at a meeting held on May 21-22, 2025 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and noted the magnitude of changes in each Fund’s assets during 2024, 2023 and 2022. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2024 and 2023, including purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee considered management’s view that the Tradable Funds continue to be utilized by tactical advisors as intended. With respect to the Sector Funds, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, GIH Borrower, LLC (“GIHB”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GIHB and its indirect subsidiary Guggenheim Investments Holdings, LLC.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2024, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2024, as applicable, were received. In addition, the Committee received a comparison of each Fund’s

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2024, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2025. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures. In this connection, the Committee considered the tracking error of each Fund’s shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining circumstances in which the performance of the Tradable Funds may deviate from the performance of their respective peer funds due to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to the Commodities Strategy Fund and considered a comparison to a peer group identified in the FUSE report that includes actively-managed funds, noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund underperformed the comparable peer fund and that the Fund’s performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year periods ended December 31, 2024.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining circumstances in which the Sector Funds may underperform their respective peer groups due to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee made the following observations:

Global Managed Futures Strategy Fund: The Fund’s returns ranked in the 79th and 47th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2024, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to certain futures allocations that were impacted by the Fund’s small size.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

The Committee also took into account management’s statement that relevant peer comparisons for the Fund are somewhat limited and that the Fund experienced performance rankings that compared more favorably relative to its performance universe for the three-year and one-year periods ended December 31, 2024.

Multi-Hedge Strategies Fund: The Fund’s returns ranked in the 80th and 95th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2024, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year and three-year time periods was largely driven by a wide range of uncorrelated strategies following the first quarter of 2024, including underperformance in the Equity Market Neutral strategy due to net short exposures to multi-family residential REITs and industrial REITs and net long exposures to health care REITs and underperformance in the Long/Short Equity strategy due to tilts toward quality and value. The Committee considered management’s statement that, in light of this underperformance, the investment management team was temporarily reducing its risk target for the Fund and prioritizing research and the potential implementation of new strategies for the Fund. The Committee took into account management’s discussions at the April Meeting and the May Board Meeting regarding the Fund’s performance and the Adviser’s planned enhancements to the Fund’s investment strategies and processes.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than the retail fund counterparts to the Funds, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that each Fund’s contractual advisory fee was lower than the contractual advisory fee charged to the peer fund, with the exception of 15 Funds for which the contractual advisory fee of 0.90% of its average daily net assets was five basis points higher than the contractual advisory fee charged to the peer fund. With respect to each of those 15 Funds, the Committee noted the continuation through August 1, 2026 of management’s agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each such Fund by 0.05% of its average daily net assets.3 For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee also considered the net effective management fee and total net expense ratio for each such Fund as compared to those of the peer fund.

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

[3]

Inverse Government Long Bond Strategy Fund, Inverse Dow 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, NASDAQ-100 2x Strategy Fund, Europe 1.25x Strategy Fund, Russell 2000 2x Strategy Fund, Dow 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Mid-Cap Strategy Fund, S&P 500 2x Strategy Fund and Mid Cap 1.5x Strategy Fund.

334 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee was lower than that of the comparable peer fund and the Fund’s net effective management fee and total net expense ratio were higher than those of the comparable peer fund.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

The Committee considered the continuation through August 1, 2026 of management’s agreement, implemented as part of the 2024 annual contract renewal process, to reduce the total net expense ratio of Europe 1.25x Strategy Fund by 0.10% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. The Committee also considered the continuation through August 1, 2026 of management’s agreement, implemented as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. As stated above, the Committee further noted the continuation through August 1, 2026 of management’s agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for Multi-Hedge Strategies Fund each rank in the first quartile of the Fund’s peer group. In addition, the Committee made the following observations:

Global Managed Futures Strategy Fund: The Fund’s contractual advisory fee ranks in the second quartile (38th percentile) of its peer group. The Fund’s net effective management fee ranks in the third quartile (63rd percentile) of its peer group. The Fund’s total net expense ratio ranks in the fourth quartile (100th percentile) of its peer group. The Committee noted the Fund’s higher other operating expenses compared to its peers.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2024, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2023 and December 31, 2022. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain synergies, such as enhanced visibility of the Adviser and its products and services with the correlative opportunity to increase sales and distribution of these products and services, and other synergies arising from offering a broad spectrum of products and services, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 335

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Concluded)

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s increase in overall expenses in 2024 was attributable to increases in operating and administration expenses, income tax and depreciation, and non-recurring items.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profitability; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

336 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	September 3, 2025

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	September 3, 2025

*	Print the name and title of each signing officer under his or her signature.